UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.9%
Alabama: 1.1%
	Alabama Federal Aid Highway Finance Authority (RB)
$2,665,000	4.00%, 09/01/24 (c)	$2,810,562
1,080,000	5.00%, 09/01/24 (c)	1,237,972
400,000	5.00%, 09/01/24 (c)	456,076
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
1,000,000	5.00%, 09/01/24	1,162,240
10,000	5.00%, 09/01/26 (c)	11,589
940,000	5.00%, 09/01/26 (c)	1,093,032
500,000	5.00%, 09/01/27 (c)	589,405
250,000	5.00%, 09/01/27 (c)	293,605
150,000	5.00%, 09/01/27	180,023
280,000	5.00%, 09/01/27 (c)	331,302
15,000	Alabama Public School & College Authority, Series A (RB) 5.00%, 02/01/24 (c)	17,105
	Alabama Public School & College Authority, Series B (RB)
535,000	5.00%, 07/01/24 (c)	613,795
540,000	5.00%, 07/01/24 (c)	620,179
1,050,000	5.00%, 07/01/24 (c)	1,208,403
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	11,644
25,000	5.00%, 06/01/26 (c)	29,225
860,000	Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	829,788
	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Series A (RB)
500,000	3.00%, 02/01/26 (c)	475,135
260,000	3.00%, 02/01/26 (c)	249,769
	Jefferson County (RB)
100,000	5.00%, 03/15/27 (c)	113,221
1,350,000	5.00%, 03/15/27 (c)	1,552,581
1,050,000	5.00%, 03/15/27 (c)	1,213,600
	Lower Alabama Gas District, Series A (RB)
275,000	5.00%, 09/01/29	318,640
335,000	5.00%, 09/01/31	390,051
100,000	5.00%, 09/01/34	117,244
	UAB Medicine Finance Authority, Series B (RB)
100,000	5.00%, 09/01/26 (c)	115,574
225,000	5.00%, 09/01/26 (c)	261,630
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	686,719
250,000	5.00%, 01/01/27 (c)	289,548
775,000	5.00%, 01/01/27 (c)	908,346
		18,188,003
Alaska: 0.4%
	Alaska Housing Finance Corp., Series A (RB)
900,000	4.00%, 06/01/27 (c)	954,261
150,000	5.00%, 12/01/23 (c)	166,152
15,000	5.00%, 06/01/25 (c)	17,148
525,000	5.00%, 06/01/27 (c)	603,267
	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB)
250,000	5.00%, 09/01/25 (c)	283,040
300,000	5.25%, 09/01/25 (c)	349,206
350,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/24	405,699
130,000	State of Alaska, Series A (GO) 5.00%, 08/01/25 (c)	148,148
	State of Alaska, Series B (GO)
1,525,000	5.00%, 08/01/25 (c)	1,737,890
1,125,000	5.00%, 08/01/25 (c)	1,290,521
		5,955,332
Arizona: 1.3%
215,000	Arizona Board of Regents, Arizona State University (RB) 3.00%, 06/01/26 (c)	207,348
	Arizona Department of Transportation State Highway Fund Revenue (RB)
25,000	5.00%, 07/01/24 (c)	28,892
1,050,000	5.00%, 07/01/26 (c)	1,225,098
810,000	5.00%, 07/01/26 (c)	947,595
110,000	Arizona State University, Revenue and Refunding, Series B (RB) 5.00%, 07/01/25 (c)	128,576
210,000	Arizona Transportation Board, Maricopa County Regional Area (RB) 5.00%, 07/01/24 (c)	242,059
	Arizona Water Infrastructure Finance Authority, Series A (RB)
35,000	5.00%, 10/01/24 (c)	40,597
405,000	5.00%, 10/01/24 (c)	471,290
165,000	Board of Regents of University of Arizona System (RB) 5.00%, 06/01/26 (c)	191,365
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	871,455
30,000	City of Chandler (GO) 5.00%, 07/01/24 (c)	34,634
450,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/25 (c)	520,398
	City of Mesa, Utility System (RB)
5,000	3.25%, 07/01/24 (c)	5,292
10,000	3.25%, 07/01/24 (c)	10,585
730,000	3.25%, 07/01/24 (c)	743,381
1,235,000	3.25%, 07/01/24 (c)	1,244,250
1,590,000	4.00%, 07/01/26 (c)	1,694,304
270,000	5.00%, 07/01/26 (c)	314,815
705,000	5.00%, 07/01/26 (c)	825,308
1,250,000	City of Phoenix (GO) 4.00%, 07/01/24 (c)	1,372,662
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
250,000	5.00%, 07/01/27 (c)	288,213
100,000	5.00%, 07/01/27 (c)	115,963
250,000	5.00%, 07/01/27 (c)	292,043
500,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB) 5.00%, 07/01/27 (c)	575,585
115,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series A (RB) 5.00%, 07/01/25 (c)	134,102
1,250,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series B (RB) 5.00%, 07/01/26	1,483,950
	City of Phoenix, Civic Improvement Corp. (RB)
130,000	5.00%, 07/01/24 (c)	148,376
10,000	5.00%, 07/01/24 (c)	11,509
860,000	5.00%, 07/01/26 (c)	1,006,088
620,000	5.00%, 07/01/26 (c)	726,287
	City of Phoenix, Civic Improvement Corp., Series B (RB)
1,250,000	4.00%, 07/01/24 (c)	1,345,337
1,870,000	5.00%, 07/01/24 (c)	2,154,352
250,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	292,255
	Maricopa County Industrial Development Authority (RB)
20,000	3.13%, 01/01/27 (c)	19,134
15,000	5.00%, 01/01/25	17,363
700,000	5.00%, 01/01/29	840,364
215,000	Maricopa County Industrial Development Authority, Series A (RB) 5.00%, 01/01/28	256,254
10,000	Pima County Regional Transportation Authority (RB) 5.00%, 06/01/23 (c)	11,315
25,000	Pima County, Sewer System Revenue (RB) 5.00%, 07/01/25	29,239
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/28 (c)	294,553
10,000	Salt River Project Agricultural Improvement and Power District (RB) 5.00%, 01/01/27 (c)	11,911
205,000	State of Arizona (CP) 5.00%, 10/01/24	236,634
100,000	University of Arizona (RB) 5.00%, 06/01/26 (c)	116,362
		21,527,093
Arkansas: 0.2%
770,000	City of Little Rock, Arkansas Sewer Revenue (RB) 4.70%, 04/01/25 (c)	865,318
	State of Arkansas, Federal Highway Grant Anticipation (GO)
1,090,000	4.00%, 10/01/23 (c)	1,188,590
1,425,000	5.00%, 10/01/24 (c)	1,648,440
		3,702,348
California: 15.0%
210,000	Airport Commission of San Francisco, Series D (RB) 5.00%, 05/01/25	247,685
	Alameda County, California Joint Powers Authority, Series A (RB)
15,000	5.00%, 12/01/23 (c)	17,126
120,000	5.00%, 12/01/23 (c)	136,680
1,080,000	5.25%, 12/01/23 (c)	1,256,602
115,000	5.25%, 12/01/23 (c)	133,490
	Anaheim Housing & Public Improvements Authority, Series A (RB)
25,000	5.00%, 10/01/21 (c)	27,368
25,000	5.00%, 10/01/21 (c)	27,401
1,000,000	Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,077,350
1,550,000	California Department of Water Resources, Central Valley Project Water System (RB) 5.00%, 12/01/24 (c)	1,816,119
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	826,170
1,865,000	4.00%, 06/01/26 (c)	2,062,783
145,000	California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 4.00%, 03/01/25	159,506
100,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center (RB) 5.00%, 11/15/25 (c)	118,382
310,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	363,394
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	176,908
160,000	California Health Facilities Financing Authority, Lucile Salter Packard Children Hospital, Series A (RB) 5.00%, 08/15/26 (c)	184,550
	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB)
1,000,000	5.00%, 10/01/24 (c)	1,149,350
15,000	5.00%, 10/01/24	17,607
1,000,000	5.00%, 10/01/26 (c)	1,160,320
	California Health Facilities Financing Authority, Series A (RB)
100,000	4.00%, 08/15/24 (c)	103,028
125,000	5.00%, 10/01/24 (c)	144,444
20,000	5.00%, 10/01/24 (c)	23,412
	California Health Facilities Financing Authority, St. Joseph Health System, Series A (RB)
375,000	5.00%, 07/01/23 (c)	422,527
25,000	5.00%, 07/01/23 (c)	28,531
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
10,000	5.00%, 10/01/24	11,852
100,000	5.00%, 10/01/25	120,446
550,000	5.00%, 04/01/26 (c)	658,476
115,000	5.00%, 04/01/26 (c)	135,197
1,670,000	5.00%, 04/01/26 (c)	1,991,592
45,000	5.00%, 04/01/26 (c)	53,456
150,000	California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project (RB) 5.00%, 02/01/23 (c)	167,891
710,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	815,811
1,000,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	1,129,510
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
100,000	4.00%, 09/01/24 (c)	105,918
150,000	5.00%, 09/01/24 (c)	171,393
105,000	5.00%, 09/01/24 (c)	121,840
250,000	5.00%, 09/01/24 (c)	289,170
1,010,000	5.00%, 09/01/24 (c)	1,177,620
	California State Public Works Board, Department of Corrections and Rehabilitation, Series C (RB)
135,000	5.25%, 10/01/24 (c)	157,002
695,000	5.25%, 10/01/24 (c)	821,817
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
225,000	3.00%, 09/01/27 (c)	217,197
500,000	3.00%, 09/01/27 (c)	487,280
270,000	5.00%, 09/01/24 (c)	314,809
1,030,000	5.00%, 09/01/24	1,205,430
	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
460,000	2.50%, 10/01/26 (c)	422,712
400,000	4.00%, 10/01/26 (c)	429,360
515,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series F (RB) 5.25%, 09/01/23 (c)	587,975
	California State Public Works Board, Department of Corrections and Rehabilitation, Series G (RB)
1,115,000	5.00%, 09/01/23 (c)	1,263,708
425,000	5.00%, 09/01/23 (c)	486,519
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	270,878
520,000	3.25%, 12/01/25 (c)	524,046
220,000	3.38%, 12/01/25 (c)	221,487
245,000	California State Public Works Board, Department of General Services, Series F (RB) 5.00%, 05/01/25	289,641
	California State Public Works Board, Judicial Council of California, Series B (RB)
245,000	5.00%, 10/01/24 (c)	281,439
1,060,000	5.00%, 10/01/24 (c)	1,228,190
960,000	5.00%, 10/01/24	1,124,995
930,000	California State Public Works Board, Lease Revenue, Series F (RB) 5.00%, 05/01/25 (c)	1,085,440
	California State Public Works Board, Series B (RB)
290,000	5.00%, 10/01/24 (c)	333,851
35,000	5.00%, 10/01/24 (c)	40,055
1,045,000	5.00%, 10/01/27 (c)	1,255,850
1,210,000	5.00%, 10/01/27 (c)	1,446,482
	California State Public Works Board, Series C (RB)
45,000	5.00%, 11/01/26 (c)	53,446
30,000	5.00%, 11/01/26 (c)	35,779
15,000	5.00%, 11/01/26 (c)	17,705
	California State Public Works Board, Series D (RB)
250,000	5.00%, 09/01/24 (c)	287,330
35,000	5.00%, 04/01/25	41,304
	California State Public Works Board, Series F (RB)
30,000	5.00%, 05/01/25 (c)	34,669
540,000	5.00%, 05/01/25 (c)	628,052
	California State Public Works Board, Series I (RB)
25,000	5.00%, 11/01/23 (c)	28,490
25,000	5.25%, 11/01/23 (c)	28,678
120,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/27 (c)	142,806
425,000	California State Public Works Board, Various Capital Projects, Series C (RB) 4.00%, 11/01/26 (c)	452,315
1,000,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	1,188,430
	California State Public Works Board, Various Capital Projects, Series I (RB)
160,000	4.00%, 11/01/23 (c)	171,810
125,000	5.00%, 11/01/23 (c)	143,521
120,000	5.25%, 11/01/23 (c)	137,976
420,000	California State School Facilities (GO) 5.00%, 11/01/23 (c)	477,296
	California State University, Series A (RB)
910,000	3.00%, 05/01/26 (c)	873,236
105,000	5.00%, 11/01/23 (c)	121,009
1,730,000	5.00%, 11/01/25 (c)	2,023,754
450,000	5.00%, 11/01/25 (c)	536,625
35,000	5.00%, 11/01/25 (c)	41,197
15,000	5.00%, 11/01/25 (c)	17,755
35,000	5.00%, 11/01/25	42,102
150,000	5.00%, 05/01/26 (c)	175,566
105,000	5.00%, 05/01/26 (c)	126,414
10,000	5.00%, 05/01/26 (c)	11,766
510,000	5.00%, 05/01/27 (c)	605,191
765,000	5.00%, 05/01/27 (c)	910,426
1,015,000	5.00%, 05/01/27 (c)	1,222,070
525,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	535,153
260,000	California Statewide Communities Development Authority, Adventist Health System, Series A (RB) 4.13%, 03/01/26 (c)	271,437
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
480,000	3.00%, 02/15/26 (c)	475,094
100,000	3.25%, 02/15/26 (c)	99,108
725,000	5.00%, 02/15/26 (c)	861,938
735,000	5.00%, 02/15/26 (c)	868,799
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	558,980
	City of Bakersfield, Wastewater Revenue, Series A (RB)
240,000	5.00%, 09/15/20 (c)	256,517
15,000	5.00%, 09/15/25 (c)	17,678
400,000	City of Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/23 (c)	457,500
	City of Los Angeles, Wastewater System Revenue, Series A (RB)
30,000	5.00%, 06/01/25 (c)	35,571
250,000	5.00%, 06/01/27 (c)	299,898
	City of San Francisco, Public Utilities Commission Water Revenue, Series A (RB)
30,000	5.00%, 11/01/24	35,531
15,000	5.00%, 05/01/25 (c)	17,692
25,000	5.00%, 11/01/26 (c)	29,447
150,000	City of San Francisco, Public Utilities Commission Water Revenue, Series D (RB) 5.00%, 11/01/27 (c)	183,980
35,000	Coast Community College District (GO) 5.00%, 08/01/23 (c)	40,131
	Contra Costa Transportation Authority, Series A (RB)
35,000	5.00%, 03/01/25	41,657
20,000	5.00%, 03/01/25 (c)	23,161
	Contra Costa Water District, Series T (RB)
30,000	5.00%, 10/01/24 (c)	35,137
35,000	5.00%, 10/01/24	41,237
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	267,293
620,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	714,916
15,000	East Bay Municipal Utility District Wastewater System Revenue (RB) 5.00%, 06/01/25	17,859
	East Bay Municipal Utility District Water System Revenue, Series A (RB)
10,000	4.00%, 06/01/24	11,201
1,035,000	5.00%, 06/01/24 (c)	1,188,459
285,000	5.00%, 06/01/24 (c)	327,930
1,000,000	5.00%, 06/01/24 (c)	1,158,930
20,000	5.00%, 06/01/25	23,911
460,000	5.00%, 06/01/27 (c)	546,590
	East Bay Municipal Utility District Water System Revenue, Series B (RB)
930,000	5.00%, 06/01/27	1,142,951
775,000	5.00%, 06/01/29	966,991
	East Side Union High School District (GO)
15,000	5.00%, 08/01/23 (c)	17,031
20,000	5.00%, 08/01/23 (c)	22,748
25,000	5.00%, 08/01/23 (c)	28,537
	Eastern Municipal Water District, Financing Authority, Series B (RB)
550,000	5.00%, 07/01/26 (c)	644,286
145,000	5.00%, 07/01/26 (c)	170,424
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
360,000	5.00%, 07/01/26 (c)	422,838
250,000	5.00%, 07/01/26 (c)	292,468
25,000	5.00%, 07/01/26 (c)	29,699
400,000	5.00%, 07/01/26 (c)	471,704
520,000	El Dorado Irrigation District, Series C (RB) 5.00%, 03/01/26 (c)	606,133
30,000	Emeryville Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/24 (c)	34,960
	Fontana Redevelopment Agency Successor Agency, Series A (TA)
150,000	5.00%, 10/01/26	181,599
750,000	5.00%, 10/01/27 (c)	887,182
1,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 5.00%, 06/01/28 (c)	1,156,230
	Golden State Tobacco Securitization Corp., Series A (RB)
200,000	3.25%, 06/01/25 (c)	199,552
115,000	5.00%, 06/01/25 (c)	130,243
	Imperial Irrigation District Electric System Revenue, Series C (RB)
215,000	5.00%, 05/01/26 (c)	248,213
750,000	5.00%, 05/01/26 (c)	868,125
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	125,348
	Los Angeles Community College District, Series A (GO)
3,200,000	4.00%, 08/01/24 (c)	3,390,688
1,325,000	5.00%, 08/01/24 (c)	1,538,842
175,000	5.00%, 08/01/24 (c)	202,496
30,000	5.00%, 08/01/24	35,378
1,355,000	5.00%, 08/01/24 (c)	1,590,350
245,000	5.00%, 08/01/24 (c)	286,344
1,565,000	5.00%, 08/01/24 (c)	1,825,244
15,000	Los Angeles Community College District, Series C (GO) 5.00%, 08/01/24	17,689
	Los Angeles Community College District, Series G (GO)
1,000,000	4.00%, 08/01/24 (c)	1,079,010
100,000	5.00%, 08/01/24 (c)	117,369
	Los Angeles Community College District, Series I (GO)
750,000	2.13%, 08/01/26 (c)	664,927
25,000	4.00%, 08/01/26	28,441
110,000	4.00%, 08/01/26 (c)	123,589
	Los Angeles Community College District, Series J (GO)
750,000	4.00%, 08/01/27 (c)	817,402
400,000	4.00%, 08/01/27 (c)	439,280
100,000	5.00%, 08/01/27 (c)	121,197
	Los Angeles County Metropolitan Transportation Authority, Series A (RB)
25,000	4.00%, 07/01/26 (c)	27,470
105,000	5.00%, 06/01/25	125,906
790,000	5.00%, 07/01/25 (c)	942,312
375,000	5.00%, 06/01/26 (c)	444,802
115,000	5.00%, 06/01/26 (c)	137,768
15,000	Los Angeles County Public Works Financing Authority, Series B (RB) 5.00%, 12/01/25 (c)	17,541
	Los Angeles County Public Works Financing Authority, Series D (RB)
815,000	5.00%, 12/01/25 (c)	948,301
285,000	5.00%, 12/01/25 (c)	333,276
	Los Angeles Department of Water and Power, Series A (RB)
725,000	3.25%, 01/01/25 (c)	731,271
25,000	5.00%, 01/01/25 (c)	28,778
10,000	5.00%, 01/01/25 (c)	11,679
175,000	5.00%, 01/01/26 (c)	206,773
15,000	5.00%, 01/01/26 (c)	17,813
30,000	5.00%, 01/01/26 (c)	36,104
1,000,000	5.00%, 01/01/27 (c)	1,184,450
500,000	5.00%, 01/01/28 (c)	597,315
500,000	5.00%, 01/01/28 (c)	601,010
	Los Angeles Department of Water and Power, Series B (RB)
25,000	5.00%, 07/01/23 (c)	28,771
30,000	5.00%, 07/01/23 (c)	34,388
1,175,000	5.00%, 01/01/24 (c)	1,346,550
10,000	5.00%, 01/01/26 (c)	11,943
125,000	5.00%, 01/01/26 (c)	148,444
275,000	5.00%, 01/01/27 (c)	324,129
	Los Angeles Department of Water and Power, Series C (RB)
100,000	5.00%, 07/01/27 (c)	118,198
500,000	5.00%, 07/01/27 (c)	594,040
1,000,000	5.00%, 07/01/27 (c)	1,212,880
	Los Angeles Department of Water and Power, Series D (RB)
245,000	5.00%, 07/01/24 (c)	280,939
100,000	5.00%, 07/01/24 (c)	114,372
1,275,000	5.00%, 07/01/24 (c)	1,481,142
905,000	5.00%, 07/01/24 (c)	1,048,587
	Los Angeles Unified School District, Series A (GO)
175,000	5.00%, 07/01/21 (c)	190,306
20,000	5.00%, 07/01/21 (c)	21,773
1,475,000	5.00%, 07/01/25 (c)	1,733,346
200,000	5.00%, 07/01/25	239,702
105,000	5.00%, 07/01/25 (c)	124,648
25,000	5.00%, 07/01/25 (c)	29,467
105,000	5.00%, 07/01/26	127,520
	Los Angeles Unified School District, Series B (GO)
1,130,000	2.00%, 07/01/26 (c)	998,072
710,000	3.00%, 07/01/26 (c)	708,481
525,000	3.00%, 07/01/26 (c)	518,511
605,000	5.00%, 07/01/24 (c)	702,816
1,585,000	5.00%, 07/01/26 (c)	1,891,729
2,460,000	5.00%, 07/01/26 (c)	2,914,559
1,500,000	Los Angeles Unified School District, Series B-1 (GO) 5.00%, 01/01/28 (c)	1,798,860
	Los Angeles Unified School District, Series C (GO)
830,000	5.00%, 07/01/24 (c)	958,700
855,000	5.00%, 07/01/24 (c)	991,176
1,425,000	5.00%, 07/01/24 (c)	1,651,090
1,300,000	5.00%, 07/01/24 (c)	1,503,918
	Metropolitan Water District of Southern California, Series A (RB)
250,000	2.50%, 07/01/26	253,415
785,000	2.50%, 07/01/27	790,628
100,000	5.00%, 01/01/26 (c)	117,412
	Monterey Peninsula Community College District (GO)
570,000	0.00%, 02/01/26 (c) ^	367,297
975,000	0.00%, 02/01/26 (c) ^	599,908
790,000	0.00%, 02/01/26 (c) ^	562,646
615,000	0.00%, 02/01/26 (c) ^	417,241
200,000	Mount San Antonio Community College District (GO) 0.00%, 08/01/25 ^	169,252
	Municipal Improvement Corp. of Los Angeles, Series B (RB)
110,000	5.00%, 11/01/26 (c)	131,826
500,000	5.00%, 11/01/26 (c)	595,490
240,000	5.00%, 11/01/26	291,230
130,000	5.00%, 11/01/26 (c)	156,660
	Northern California Transmission Agency (RB)
20,000	5.00%, 05/01/26 (c)	23,195
30,000	5.00%, 05/01/26 (c)	35,136
25,000	5.00%, 05/01/26 (c)	29,434
	Oakland Unified School District (GO)
925,000	5.00%, 08/01/26 (c)	1,108,733
100,000	5.00%, 08/01/26	120,675
	Oakland Unified School District, Series A (GO)
225,000	5.00%, 08/01/25 (c)	259,967
375,000	5.00%, 08/01/25 (c)	436,672
20,000	Orange County Transportation Authority, 91 Express Lanes Toll Road, Senior Lien (RB) 5.00%, 08/15/23 (c)	22,799
315,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	334,716
	Palm Springs Unified School District, Series D (GO)
235,000	2.50%, 08/01/26 (c)	208,666
150,000	3.00%, 08/01/26 (c)	147,620
690,000	Palomar Community College District (GO) 5.00%, 05/01/25 (c)	805,796
150,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	173,150
250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	292,280
250,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	264,018
100,000	Poway Unified School District (GO) 5.00%, 08/01/24 (c)	115,530
	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB)
160,000	4.00%, 05/15/25	180,426
650,000	5.00%, 05/15/26 (c)	749,885
645,000	Regents of the University of California, Series AM (RB) 5.00%, 05/15/24 (c)	746,013
	Regents of the University of California, Series AO (RB)
150,000	5.00%, 05/15/25 (c)	173,066
510,000	5.00%, 05/15/25 (c)	589,800
560,000	5.00%, 05/15/25 (c)	661,035
	Regents of the University of California, Series AR (RB)
500,000	5.00%, 05/15/26 (c)	585,995
750,000	5.00%, 05/15/26 (c)	887,122
	Regents of the University of California, Series I (RB)
1,250,000	5.00%, 05/15/25 (c)	1,447,275
1,115,000	5.00%, 05/15/25 (c)	1,300,826
415,000	5.00%, 05/15/25 (c)	489,297
935,000	5.00%, 05/15/25 (c)	1,094,025
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	537,837
20,000	Riverside County Public Financing Authority (RB) 5.00%, 11/01/25	23,644
705,000	Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	641,388
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
650,000	3.38%, 12/01/25 (c)	671,112
10,000	5.00%, 12/01/25 (c)	11,578
	Sacramento County, Sanitation District Financial Authority, Series A (RB)
1,045,000	5.00%, 06/01/24 (c)	1,198,719
170,000	5.00%, 06/01/24 (c)	197,729
250,000	5.00%, 06/01/24 (c)	287,805
15,000	5.00%, 06/01/24 (c)	17,375
250,000	5.00%, 06/01/24 (c)	288,398
	Sacramento Municipal Utility District (RB)
20,000	5.00%, 07/01/25	23,828
1,000,000	5.00%, 08/15/28	1,248,870
	San Diego Association of Governments South Bay Expressway Revenue, Series A (RB)
685,000	5.00%, 07/01/27 (c)	805,498
500,000	5.00%, 07/01/27 (c)	592,730
	San Diego Community College District (GO)
140,000	5.00%, 08/01/23 (c)	158,668
10,000	5.00%, 08/01/23 (c)	11,354
855,000	5.00%, 08/01/26 (c)	1,023,444
45,000	5.00%, 08/01/26 (c)	54,048
	San Diego County Regional Transportation Commission, Series A (RB)
700,000	5.00%, 04/01/26 (c)	820,274
105,000	5.00%, 04/01/26 (c)	123,602
	San Diego County Water Authority, Series A (RB)
20,000	5.00%, 05/01/25 (c)	23,507
500,000	5.00%, 05/01/26 (c)	584,840
150,000	5.00%, 05/01/26 (c)	176,027
100,000	5.00%, 05/01/26 (c)	117,736
150,000	San Diego County, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	173,376
	San Diego Public Facilities Financing Authority, Ballpark Refunding (RB)
345,000	5.00%, 10/15/25 (c)	404,495
365,000	5.00%, 10/15/25 (c)	429,528
	San Diego Public Facilities Financing Authority, Sewer Revenue (RB)
30,000	5.00%, 05/15/24	35,306
175,000	5.00%, 05/15/25	209,629
45,000	5.00%, 05/15/26 (c)	53,509
335,000	San Diego Redevelopment Agency Successor Agency (TA) 5.00%, 09/01/25 (c)	399,330
555,000	San Diego Regional Building Authority, Series A (RB) 5.00%, 10/15/25 (c)	649,106
510,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	597,547
650,000	San Diego Unified School District, Series I (GO) 5.00%, 07/01/27 (c)	774,533
15,000	San Diego Unified School District, Series R-4 (GO) 5.00%, 07/01/25 (c)	17,701
	San Diego Unified School District, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	22,111
470,000	5.00%, 07/01/26 (c)	562,082
30,000	5.00%, 07/01/26	36,337
1,325,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	1,435,187
210,000	San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/25 (c)	246,305
195,000	San Francisco City and County, Series A (GO) 4.00%, 06/15/22 (c)	208,847
240,000	San Francisco City and County, Series B (CP) 3.00%, 10/01/25 (c)	235,766
	San Francisco City and County, Series R-1 (GO)
20,000	5.00%, 06/15/23 (c)	22,890
20,000	5.00%, 06/15/23 (c)	22,880
	San Francisco Community College District (GO)
120,000	5.00%, 06/15/25 (c)	140,060
880,000	5.00%, 06/15/25 (c)	1,030,770
	San Francisco County Transportation Authority (RB)
500,000	3.00%, 02/01/27 (c)	481,915
1,000,000	3.00%, 02/01/27 (c)	972,410
	San Francisco Public Utilities Commission Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	513,295
475,000	5.00%, 10/01/25 (c)	555,826
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	503,745
445,000	3.25%, 06/15/24 (c)	444,497
510,000	5.00%, 06/15/24 (c)	593,706
	San Joaquin County Administration Building Project (CP) (AGM)
520,000	5.00%, 11/15/27 (c)	617,162
500,000	5.00%, 11/15/27 (c)	598,875
30,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	35,581
25,000	San Joaquin Delta Community College District (GO) 5.00%, 08/01/25 (c)	29,357
25,000	San Jose Evergreen Community College District (GO) 5.00%, 09/01/24 (c)	29,056
20,000	San Jose Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	22,789
	San Marcos Unified School District (GO)
400,000	4.00%, 08/01/27 (c)	428,400
350,000	5.00%, 08/01/27 (c)	408,443
500,000	5.00%, 08/01/27 (c)	594,835
350,000	5.00%, 08/01/27 (c)	414,228
	San Mateo County Transit District (RB)
25,000	5.00%, 06/01/24	29,243
300,000	5.00%, 06/01/25 (c)	351,750
20,000	San Mateo Joint Powers Financing Authority (RB) 5.00%, 06/15/24 (c)	23,055
670,000	San Mateo Union High School District (GO) 4.00%, 09/01/26 (c)	712,304
750,000	Santa Clara County Financing Authority, Series Q (RB) 4.00%, 05/15/25 (c)	797,137
	Santa Clara County, Series C (GO)
525,000	5.00%, 08/01/27 (c)	624,109
125,000	5.00%, 08/01/27 (c)	151,723
25,000	Santa Clara Valley Water District (RB) 5.00%, 12/01/25 (c)	29,418
15,000	Sonoma County Junior College District (GO) 5.00%, 08/01/23 (c)	17,207
	Southern California Public Power Authority (RB)
20,000	5.00%, 07/01/21 (c)	21,862
20,000	5.00%, 07/01/24 (c)	22,862
25,000	5.00%, 07/01/24 (c)	28,727
180,000	State of California, Department of Water Resources (RB) 5.00%, 12/01/24 (c)	212,542
	State of California, Department of Water Resources, Central Valley Project, Series AW (RB)
15,000	5.00%, 12/01/24	17,722
275,000	5.00%, 12/01/26 (c)	325,949
20,000	5.00%, 12/01/26 (c)	23,855
900,000	State of California, Department of Water Resources, Central Valley Project, Series AX (RB) 5.00%, 12/01/27 (c)	1,089,522
120,000	State of California, School Facilities (GO) 4.00%, 09/01/26 (c)	129,625
	State of California, Various Purpose (GO)
645,000	3.00%, 09/01/26 (c)	634,054
700,000	4.00%, 08/01/26 (c)	749,441
130,000	4.00%, 08/01/26 (c)	138,706
375,000	4.00%, 09/01/26	424,121
250,000	4.00%, 09/01/26 (c)	267,818
1,250,000	4.00%, 09/01/26 (c)	1,350,262
1,300,000	4.00%, 09/01/26 (c)	1,397,474
2,260,000	4.00%, 09/01/26 (c)	2,441,275
395,000	4.00%, 09/01/26 (c)	424,617
1,050,000	5.00%, 09/01/21 (c)	1,148,584
115,000	5.00%, 09/01/21 (c)	126,087
390,000	5.00%, 09/01/21 (c)	427,108
140,000	5.00%, 09/01/21 (c)	153,100
355,000	5.00%, 09/01/21 (c)	389,449
250,000	5.00%, 09/01/23 (c)	288,540
755,000	5.00%, 09/01/23 (c)	867,042
850,000	5.00%, 09/01/23 (c)	981,036
1,065,000	5.00%, 09/01/23 (c)	1,213,631
1,235,000	5.00%, 09/01/23 (c)	1,404,158
125,000	5.00%, 09/01/23 (c)	141,030
30,000	5.00%, 11/01/23 (c)	34,574
250,000	5.00%, 11/01/23 (c)	285,835
560,000	5.00%, 12/01/23 (c)	636,334
180,000	5.00%, 12/01/23 (c)	207,761
820,000	5.00%, 12/01/23 (c)	950,970
1,100,000	5.00%, 12/01/23 (c)	1,252,306
345,000	5.00%, 12/01/23 (c)	396,512
175,000	5.00%, 12/01/23 (c)	199,231
1,025,000	5.00%, 12/01/23 (c)	1,183,086
990,000	5.00%, 12/01/23 (c)	1,148,123
1,000,000	5.00%, 12/01/23 (c)	1,145,500
530,000	5.00%, 08/01/24	620,418
260,000	5.00%, 08/01/24 (c)	296,148
265,000	5.00%, 08/01/24 (c)	303,430
1,485,000	5.00%, 08/01/24	1,738,341
25,000	5.00%, 09/01/24	29,305
15,000	5.00%, 10/01/24 (c)	17,436
1,000,000	5.00%, 10/01/24 (c)	1,155,550
255,000	5.00%, 10/01/24 (c)	292,141
1,125,000	5.00%, 10/01/24 (c)	1,314,090
775,000	5.00%, 10/01/24 (c)	885,492
1,100,000	5.00%, 10/01/24 (c)	1,271,105
1,085,000	5.00%, 10/01/24 (c)	1,267,367
20,000	5.00%, 02/01/25 (c)	23,373
25,000	5.00%, 02/01/25 (c)	29,349
630,000	5.00%, 02/01/25 (c)	725,136
1,000,000	5.00%, 02/01/25 (c)	1,164,710
250,000	5.00%, 02/01/25 (c)	288,400
1,300,000	5.00%, 02/01/25 (c)	1,506,453
1,040,000	5.00%, 02/01/25 (c)	1,207,887
1,130,000	5.00%, 03/01/25 (c)	1,331,174
450,000	5.00%, 03/01/25 (c)	525,591
2,465,000	5.00%, 03/01/25	2,910,475
800,000	5.00%, 03/01/25 (c)	937,592
400,000	5.00%, 03/01/25 (c)	462,160
690,000	5.00%, 03/01/25 (c)	812,841
1,660,000	5.00%, 08/01/25 (c)	1,945,819
1,250,000	5.00%, 08/01/25 (c)	1,447,725
620,000	5.00%, 08/01/25	736,882
1,035,000	5.00%, 08/01/25 (c)	1,217,584
185,000	5.00%, 08/01/25 (c)	219,478
1,425,000	5.00%, 08/01/25 (c)	1,660,353
25,000	5.00%, 09/01/25	29,747
1,000,000	5.00%, 09/01/25	1,189,860
1,305,000	5.00%, 09/01/25 (c)	1,536,794
30,000	5.00%, 09/01/25 (c)	35,458
1,300,000	5.00%, 09/01/25 (c)	1,516,099
750,000	5.00%, 04/01/26 (c)	882,300
500,000	5.00%, 08/01/26 (c)	590,100
600,000	5.00%, 08/01/26 (c)	703,374
485,000	5.00%, 08/01/26 (c)	574,322
500,000	5.00%, 08/01/26 (c)	592,085
155,000	5.00%, 08/01/26 (c)	181,096
865,000	5.00%, 08/01/26	1,041,019
1,000,000	5.00%, 09/01/26 (c)	1,185,090
1,000,000	5.00%, 09/01/26	1,204,590
390,000	5.00%, 09/01/26 (c)	456,265
500,000	5.00%, 09/01/26 (c)	588,935
150,000	5.00%, 09/01/26 (c)	178,490
2,500,000	5.00%, 09/01/26 (c)	2,934,700
500,000	5.00%, 09/01/26 (c)	594,965
2,000,000	5.00%, 09/01/26 (c)	2,370,180
320,000	5.00%, 09/01/26 (c)	376,918
250,000	5.00%, 09/01/26 (c)	295,268
475,000	5.00%, 09/01/26	572,180
15,000	5.00%, 09/01/26	18,069
925,000	5.00%, 08/01/27 (c)	1,106,170
2,045,000	5.00%, 08/01/27 (c)	2,465,616
1,905,000	5.00%, 08/01/27 (c)	2,286,591
2,645,000	5.00%, 11/01/27 (c)	3,161,304
1,000,000	5.00%, 11/01/27 (c)	1,198,830
2,000,000	5.00%, 11/01/27 (c)	2,417,800
425,000	5.25%, 08/01/25 (c)	502,592
100,000	Stockton Unified School District (GO) 5.00%, 02/01/26 (c)	115,663
125,000	Sweetwater Union High School District (GO) 5.00%, 08/01/24 (c)	143,053
	Trustees of the California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	282,265
775,000	5.00%, 11/01/23 (c)	897,783
1,440,000	5.00%, 11/01/24 (c)	1,668,629
750,000	5.00%, 05/01/26 (c)	885,922
790,000	5.00%, 05/01/26 (c)	943,639
380,000	5.00%, 05/01/26 (c)	453,009
125,000	Tuolumne Wind Project Authority (RB) 5.00%, 01/01/27	150,895
1,225,000	University of California, Series AI (RB) 5.00%, 05/15/23 (c)	1,378,186
100,000	University of California, Series AM (RB) 5.25%, 05/15/24 (c)	116,541
	University of California, Series AO (RB)
20,000	5.00%, 05/15/25 (c)	23,197
130,000	5.00%, 05/15/25 (c)	152,915
10,000	University of California, Series AR (RB) 5.00%, 05/15/26 (c)	11,782
2,500,000	University of California, Series AZ (RB) 5.00%, 05/15/28 (c)	2,993,875
	University of California, Series I (RB)
1,395,000	5.00%, 05/15/25 (c)	1,621,785
265,000	5.00%, 05/15/25 (c)	314,282
180,000	Walnut Energy Center Authority (RB) 5.00%, 07/01/24 (c)	204,062
	West Basin Municipal Water District, Series A (RB)
110,000	5.00%, 02/01/26 (c)	129,435
100,000	5.00%, 02/01/26 (c)	118,420
20,000	West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	23,289
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	586,440
		248,003,294
Colorado: 1.2%
540,000	Adams & Arapahoe Joint School District 28J Aurora, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	632,961
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	295,685
150,000	Adams and Weld County, School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	173,774
	Board of Governors of Colorado State University System, Series C (RB)
935,000	5.00%, 03/01/28 (c)	1,099,055
500,000	5.00%, 03/01/28 (c)	596,035
1,050,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,166,161
	City of Aurora, Water Revenue, First Lien (RB)
20,000	5.00%, 08/01/24	23,155
115,000	5.00%, 08/01/26 (c)	132,926
490,000	5.00%, 08/01/26 (c)	568,282
	Colorado City, Utilities System, Series A (RB)
100,000	5.00%, 11/15/27 (c)	118,595
110,000	5.00%, 11/15/27 (c)	130,852
100,000	5.00%, 11/15/27 (c)	119,410
545,000	Colorado Health Facilities Authority, Hospital Revenue, Series B (RB) 5.00%, 05/15/26 (c)	621,785
2,180,000	Colorado Health Facilities Authority, Hospital Revenue, Series C (RB) 5.00%, 11/15/26 (p)	2,539,395
160,000	Colorado Health Facilities Authority, NCMC, Inc. Project) (RB) 4.00%, 05/15/26 (c)	170,230
115,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	135,178
280,000	Denver City and County School District No. 1 (GO) 5.00%, 12/01/25	331,761
530,000	Denver City and County, Airport System, Series A (RB) 5.00%, 11/15/24	616,999
	Garfield Pitkin and Eagle Counties School District No. Re-1 (GO)
565,000	5.00%, 12/15/25 (c)	659,101
940,000	5.00%, 12/15/25 (c)	1,099,997
	Mesa County Valley School District No. 51 (GO) (SAW)
500,000	5.00%, 12/01/27 (c)	590,655
500,000	5.00%, 12/01/27 (c)	595,185
	Park Creek Metropolitan District, Series A (RB)
105,000	5.00%, 12/01/25 (c)	118,575
560,000	5.00%, 12/01/25 (c)	638,725
250,000	5.00%, 12/01/25 (c)	285,678
980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	1,142,298
800,000	Regents of the University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	869,688
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	588,384
1,000,000	4.00%, 06/01/26 (c)	1,062,110
540,000	4.00%, 06/01/26 (c)	576,250
35,000	Regional Transportation District, Fastracks Project, Series A (RB) 5.00%, 11/01/29	42,839
10,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	11,131
365,000	School District No. 27J of Adams and Weld Counties (GO) (SAW) 4.00%, 12/01/25 (c)	390,835
	University of Colorado, Series A-2 (RB)
800,000	3.00%, 06/01/24 (c)	770,184
500,000	4.00%, 06/01/28 (c)	534,365
250,000	5.00%, 06/01/25	293,990
25,000	University of Colorado, Series B (RB) 5.00%, 06/01/24 (c)	28,781
	University of Colorado, Series B-1 (RB)
860,000	2.25%, 06/01/26 (c)	828,447
30,000	5.00%, 06/01/25	35,279
		20,634,736
Connecticut: 2.5%
500,000	Connecticut Housing Finance Authority (RB) 3.20%, 11/15/26 (c)	496,580
260,000	Connecticut Housing Finance Authority, Series A-1 (RB) 2.88%, 05/15/25 (c)	251,722
	Connecticut State Health and Educational Facility Authority, Series A (RB)
995,000	5.00%, 07/01/24 (c)	1,116,400
125,000	5.00%, 07/01/24 (c)	141,784
20,000	5.00%, 07/01/24 (c)	22,791
1,195,000	Connecticut State Health and Educational Facility Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	1,146,495
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
725,000	5.00%, 10/01/23 (c)	795,310
120,000	5.00%, 09/01/24 (c)	132,755
25,000	South Central Connecticut Regional Water Authority (RB) 5.00%, 08/01/26 (c)	29,446
	State of Connecticut, Series A (GO)
230,000	3.25%, 03/15/26 (c)	219,139
30,000	5.00%, 10/15/20 (c)	31,670
1,155,000	5.00%, 10/15/23 (c)	1,266,631
1,160,000	5.00%, 10/15/23 (c)	1,273,866
525,000	5.00%, 03/01/24 (c)	576,875
125,000	5.00%, 03/01/24 (c)	136,413
1,210,000	5.00%, 03/01/24 (c)	1,334,122
200,000	5.00%, 03/01/24 (c)	221,818
1,000,000	5.00%, 03/15/25 (c)	1,101,560
110,000	5.00%, 03/15/26 (c)	121,568
630,000	5.00%, 03/15/26 (c)	708,838
1,000,000	5.00%, 04/15/27 (c)	1,128,450
	State of Connecticut, Series B (GO)
30,000	4.00%, 11/15/24 (c)	30,924
400,000	5.00%, 05/15/25	453,764
290,000	5.00%, 06/15/25 (c)	320,070
575,000	5.00%, 06/15/25 (c)	644,374
1,170,000	5.00%, 05/15/26	1,333,098
1,000,000	5.00%, 04/15/27	1,138,180
100,000	5.00%, 04/15/27	113,818
	State of Connecticut, Series C (GO)
25,000	5.00%, 07/15/23 (c)	26,951
865,000	5.00%, 07/15/23 (c)	946,976
425,000	5.00%, 07/15/23 (c)	467,334
1,000,000	5.00%, 06/15/25	1,135,250
	State of Connecticut, Series D (GO)
150,000	4.00%, 08/15/23 (c)	155,681
110,000	5.00%, 08/15/24	124,135
	State of Connecticut, Series E (GO)
500,000	4.00%, 09/01/24 (c)	523,625
585,000	4.00%, 09/01/24 (c)	604,445
205,000	5.00%, 08/15/23 (c)	225,742
1,050,000	5.00%, 08/15/23 (c)	1,161,426
25,000	5.00%, 08/15/23 (c)	27,078
100,000	5.00%, 08/01/25 (c)	111,536
	State of Connecticut, Series F (GO)
335,000	3.25%, 11/15/25 (c)	329,385
425,000	5.00%, 11/15/24	480,887
1,030,000	5.00%, 11/15/24 (c)	1,140,952
160,000	5.00%, 11/15/25 (c)	180,016
420,000	5.00%, 11/15/25 (c)	466,175
400,000	5.00%, 11/15/25 (c)	446,444
115,000	5.00%, 11/15/25	131,078
	State of Connecticut, Special Tax Revenue, Series A (RB)
135,000	5.00%, 10/01/23 (c)	147,552
150,000	5.00%, 10/01/23 (c)	163,572
165,000	5.00%, 10/01/23 (c)	181,584
320,000	5.00%, 10/01/23 (c)	354,918
270,000	5.00%, 10/01/23 (c)	298,091
150,000	5.00%, 09/01/24 (c)	164,028
115,000	5.00%, 09/01/24	129,876
200,000	5.00%, 09/01/24	225,872
320,000	5.00%, 09/01/24 (c)	351,962
470,000	5.00%, 09/01/24 (c)	527,434
295,000	5.00%, 09/01/24 (c)	329,651
220,000	5.00%, 09/01/24 (c)	245,190
255,000	5.00%, 08/01/25 (c)	283,909
340,000	5.00%, 08/01/25 (c)	377,420
795,000	5.00%, 08/01/25 (c)	877,783
10,000	5.00%, 08/01/25 (c)	11,294
440,000	5.00%, 08/01/25	500,227
335,000	5.00%, 08/01/25 (c)	375,434
225,000	5.00%, 08/01/25 (c)	253,213
200,000	5.00%, 09/01/26 (c)	221,248
375,000	5.00%, 09/01/26 (c)	417,915
10,000	5.00%, 09/01/26	11,464
	State of Connecticut, Special Tax Revenue, Series B (RB)
325,000	5.00%, 09/01/24	367,042
335,000	5.00%, 09/01/26 (c)	378,647
100,000	5.00%, 09/01/26 (c)	113,487
	State of Connecticut, State Revolving Fund, Series A (RB)
125,000	3.13%, 03/01/25 (c)	125,035
1,000,000	5.00%, 05/01/27 (c)	1,170,440
260,000	State of Connecticut, Transportation Infrastructure, Series A (RB) 5.00%, 10/01/23 (c)	284,825
	University of Connecticut, Series A (RB)
210,000	3.00%, 03/15/26 (c)	192,184
530,000	5.00%, 08/15/23 (c)	586,244
860,000	5.00%, 02/15/25 (c)	957,610
200,000	5.00%, 02/15/25 (c)	220,582
770,000	5.00%, 01/15/26	870,508
265,000	5.00%, 03/15/26 (c)	292,679
435,000	5.00%, 03/15/26 (c)	485,377
380,000	5.00%, 03/15/26 (c)	422,651
280,000	5.00%, 03/15/26 (c)	313,830
335,000	5.00%, 01/15/27 (c)	379,344
745,000	5.00%, 01/15/27 (c)	835,994
1,060,000	5.00%, 01/15/27	1,205,358
		40,625,051
Delaware: 0.3%
180,000	Delaware State Health Facilities Authority, Series A (RB) 3.00%, 07/01/27 (c)	169,389
	Delaware Transportation Authority (RB)
30,000	4.00%, 07/01/25	33,182
20,000	5.00%, 07/01/25	23,461
145,000	New Castle County (GO) 5.00%, 10/01/24	169,280
	State of Delaware (GO)
505,000	3.13%, 03/01/27 (c)	502,940
500,000	4.00%, 03/01/27 (c)	547,475
1,000,000	5.00%, 03/01/26	1,188,360
	State of Delaware, Series A (GO)
545,000	2.13%, 03/01/26 (c)	526,775
435,000	5.00%, 03/01/25	510,399
500,000	5.00%, 02/01/28 (c)	603,685
500,000	5.00%, 02/01/28	607,925
		4,882,871
District of Columbia: 1.2%
	District of Columbia (RB)
130,000	5.00%, 01/15/26 (c)	147,247
645,000	5.00%, 04/01/27 (c)	749,161
105,000	5.00%, 04/01/27 (c)	123,187
	District of Columbia, Series A (GO)
1,110,000	5.00%, 06/01/23 (c)	1,253,290
15,000	5.00%, 06/01/24	17,348
30,000	5.00%, 06/01/25	35,175
420,000	5.00%, 06/01/25 (c)	479,871
20,000	5.00%, 12/01/25	23,593
10,000	5.00%, 06/01/26	11,846
30,000	5.00%, 06/01/26 (c)	34,863
290,000	5.00%, 06/01/26 (c)	333,912
210,000	5.00%, 06/01/26 (c)	244,845
250,000	5.00%, 06/01/26 (c)	288,805
1,600,000	5.00%, 06/01/27 (c)	1,873,648
1,100,000	5.00%, 06/01/27 (c)	1,283,447
280,000	District of Columbia, Series C (GO) 5.00%, 06/01/24 (c)	317,912
	District of Columbia, Series D (GO)
500,000	4.00%, 06/01/27 (c)	530,145
160,000	5.00%, 12/01/26 (c)	188,066
20,000	5.00%, 12/01/26 (c)	23,345
1,000,000	5.00%, 06/01/27 (c)	1,189,110
1,250,000	5.00%, 06/01/27 (c)	1,463,787
25,000	District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	29,182
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,144,660
1,010,000	5.00%, 10/01/25 (c)	1,171,772
1,030,000	5.00%, 04/01/26 (c)	1,187,590
1,200,000	5.00%, 04/01/26 (c)	1,387,176
200,000	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series C (RB) 5.00%, 10/01/24 (c)	230,242
330,000	Washington Metropolitan Area Transit Authority, Series A-1 (RB) 5.00%, 07/01/27	394,386
	Washington Metropolitan Area Transit Authority, Series A-2 (RB)
450,000	5.00%, 07/01/27 (c)	522,598
300,000	5.00%, 07/01/27 (c)	350,706
	Washington Metropolitan Area Transit Authority, Series B (RB)
150,000	5.00%, 07/01/25	175,436
625,000	5.00%, 07/01/27 (c)	733,325
1,400,000	5.00%, 07/01/27 (c)	1,630,636
240,000	5.00%, 07/01/27	286,826
555,000	5.00%, 07/01/27 (c)	653,590
		20,510,728
Florida: 4.6%
10,000	Brevard County School District, Series C (CP) 5.00%, 07/01/25 (c)	11,354
375,000	Broward County School Board, Series A (CP) 5.00%, 07/01/25	436,507
245,000	Central Florida Expressway Authority (RB) 3.00%, 07/01/27 (c)	227,551
1,055,000	Central Florida Expressway Authority, Series A (RB) 3.00%, 07/01/26 (c)	999,243
	Central Florida Expressway Authority, Series B (RB)
30,000	5.00%, 07/01/25	35,066
115,000	5.00%, 07/01/26	135,434
660,000	City of Cape Coral, Florida Utility Improvement (AGM) (SA) 2.50%, 09/01/24	649,354
175,000	City of Cape Coral, Florida Water & Sewer Revenue (RB) 5.00%, 10/01/27 (c)	204,075
	City of Gainesville, Utilities System Revenue, Series A (RB)
500,000	5.00%, 10/01/27 (c)	584,385
195,000	5.00%, 10/01/27 (c)	229,457
	City of Jacksonville (RB)
310,000	3.00%, 10/01/25 (c)	300,130
100,000	3.00%, 10/01/25 (c)	96,193
450,000	3.25%, 10/01/25 (c)	439,474
515,000	5.00%, 10/01/24 (c)	584,329
1,025,000	5.00%, 10/01/24 (c)	1,165,486
210,000	5.00%, 10/01/25 (c)	241,706
	City of Jacksonville, Series B (RB)
115,000	5.00%, 10/01/24	132,961
670,000	5.00%, 10/01/27	802,760
	City of Lakeland, Department of Electric Utilities (RB)
500,000	5.00%, 10/01/24	578,400
295,000	5.00%, 04/01/26 (c)	346,138
540,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	620,401
25,000	City of Orlando, Florida Contract Tourist Development Tax Payments, Series A (RB) 5.25%, 05/01/24 (c)	29,242
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	530,470
585,000	5.00%, 09/01/26 (c)	674,283
1,000,000	City of Tallahassee, Florida Energy System (RB) 5.00%, 10/01/23 (c)	1,125,020
	Florida Department of Environmental Protection, Series A (RB)
115,000	5.00%, 07/01/25	134,660
115,000	5.00%, 07/01/25	134,660
125,000	5.00%, 07/01/27	149,499
	Florida Department of Management Services, Series A (CP)
125,000	5.00%, 08/01/24	144,109
105,000	5.00%, 08/01/25	121,902
1,025,000	5.00%, 09/01/27 (c)	1,225,562
500,000	Florida Higher Educational Facilities Financial Authority, Nova Southeastern University Project (RB) 5.00%, 04/01/26 (c)	557,480
500,000	Florida Housing Finance Corp., Series 1 (RB) 3.25%, 01/01/27 (c)	491,185
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
1,555,000	5.00%, 10/01/26 (c)	1,792,029
1,655,000	5.00%, 10/01/26 (c)	1,925,576
270,000	5.00%, 10/01/27	321,314
475,000	Florida Municipal Power Agency, Series A (RB) 3.00%, 10/01/26 (c)	463,847
680,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO) 3.00%, 06/01/24 (c)	688,718
640,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 3.00%, 06/01/24 (c)	632,582
1,000,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,168,870
	Florida State Department of Transportation, Turnpike Enterprise, Series B (RB)
265,000	5.00%, 07/01/25 (c)	308,100
110,000	5.00%, 07/01/25 (c)	128,576
740,000	Florida State Department of Transportation, Turnpike Enterprise, Series C (RB) 5.00%, 07/01/26 (c)	856,535
1,130,000	Halifax Hospital Medical Center, Daytona Beach (RB) 3.38%, 06/01/26 (c)	1,089,354
	Hernando County School District, Series A (CP) (AGM)
450,000	3.00%, 07/01/26 (c)	422,613
450,000	3.00%, 07/01/26 (c)	424,611
	JEA Electric System, Series Three B (RB)
175,000	3.38%, 10/01/22 (c)	170,620
350,000	5.00%, 10/01/27	419,037
250,000	5.00%, 10/01/27 (c)	294,175
1,750,000	5.00%, 10/01/27 (c)	2,071,650
15,000	JEA Water & Sewer System, Series A (RB) 5.00%, 04/01/24 (c)	17,363
100,000	Lee County, Florida Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	114,626
	Manatee County School District (RB) (AGM)
190,000	5.00%, 10/01/26	223,647
160,000	5.00%, 04/01/27 (c)	185,440
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
1,025,000	5.00%, 02/01/24 (c)	1,160,915
425,000	5.00%, 02/01/24 (c)	479,957
1,360,000	5.00%, 02/01/24 (c)	1,530,639
1,100,000	5.00%, 02/01/24 (c)	1,246,465
1,000,000	5.00%, 02/01/24 (c)	1,142,010
640,000	5.00%, 02/01/24 (c)	728,755
145,000	5.00%, 02/01/24 (c)	164,707
	Miami-Dade County (RB)
845,000	0.00%, 10/01/26 (c) ^	503,857
400,000	0.00%, 10/01/26 (c) ^	228,424
275,000	5.00%, 10/01/26	324,808
510,000	5.00%, 10/01/26 (c)	585,342
115,000	5.00%, 10/01/26 (c)	129,676
	Miami-Dade County, Aviation Revenue, Series A (RB)
750,000	5.00%, 10/01/26 (c)	865,500
1,060,000	5.00%, 10/01/26 (c)	1,242,606
20,000	Miami-Dade County, Aviation Revenue, Series B (RB) 5.00%, 10/01/24 (c)	23,024
	Miami-Dade County, Building Better Communities Program, Series A (GO)
200,000	5.00%, 07/01/25	234,612
100,000	5.00%, 07/01/25 (c)	115,164
25,000	5.00%, 07/01/25	29,327
280,000	5.00%, 07/01/26 (c)	321,947
1,000,000	5.00%, 07/01/26 (c)	1,164,430
500,000	5.00%, 07/01/26 (c)	586,495
	Miami-Dade County, Building Better Communities Program, Series B (GO)
485,000	3.00%, 07/01/24 (c)	479,713
555,000	4.00%, 07/01/24 (c)	584,243
1,225,000	4.00%, 07/01/24 (c)	1,285,478
100,000	5.00%, 07/01/24 (c)	115,686
	Miami-Dade County, Capital Asset Acquisition, Series B (RB)
1,125,000	5.00%, 04/01/26 (c)	1,318,297
1,000,000	5.00%, 04/01/26 (c)	1,176,400
1,000,000	Miami-Dade County, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	1,134,810
25,000	Miami-Dade County, Expressway Authority Toll System, Series A (RB) 5.00%, 07/01/26 (c)	28,423
	Miami-Dade County, Expressway Authority Toll System, Series B (RB)
130,000	5.00%, 07/01/24 (c)	148,299
125,000	5.00%, 07/01/24 (c)	143,039
250,000	Miami-Dade County, Florida Transit System (RB) 4.00%, 07/01/26 (c)	262,273
300,000	Miami-Dade County, Seaport Revenue, Series A (RB) 5.50%, 10/01/23 (c)	339,759
	Miami-Dade County, Water & Sewer System (RB)
975,000	5.00%, 10/01/24	1,130,922
270,000	5.00%, 10/01/25	317,304
	Miami-Dade County, Water & Sewer System, Series B (RB)
370,000	3.00%, 10/01/27 (c)	349,931
1,000,000	5.00%, 10/01/27 (c)	1,184,690
100,000	5.25%, 10/01/23 (c)	113,449
1,020,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	1,124,264
410,000	Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	469,487
310,000	Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	353,911
420,000	Orange County, Tourist Development Tax (RB) 5.00%, 10/01/30	511,291
25,000	Orlando & Orange County Expressway Authority (RB) 5.00%, 07/01/23 (c)	27,910
100,000	Orlando & Orange County Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	111,344
10,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. Obligated Group (RB) 5.00%, 11/15/26 (c)	11,139
	Palm Beach County School District, Series A (CP)
100,000	5.00%, 08/01/24	114,984
125,000	5.00%, 08/01/26	146,733
120,000	5.00%, 08/01/27	142,231
385,000	Palm Beach County School District, Series B (CP) 5.00%, 08/01/25	447,778
15,000	Reedy Creek Improvement District (GO) 5.00%, 06/01/23 (c)	17,047
175,000	Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	205,079
125,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	124,134
170,000	School Board of Miami-Dade County, Series A (CP) 5.00%, 05/01/25	196,688
720,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	821,016
	School Board of Miami-Dade County, Series C (CP)
1,020,000	3.25%, 02/01/21 (c)	1,008,362
265,000	3.25%, 02/01/21 (c)	264,711
	School Board of Miami-Dade County, Series D (CP)
140,000	4.00%, 02/01/26 (c)	146,651
265,000	5.00%, 11/01/24 (c)	301,117
130,000	5.00%, 02/01/25	149,800
250,000	5.00%, 02/01/26 (c)	286,780
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	228,594
435,000	South Broward Hospital District, South Broward Hospital District (RB) 5.00%, 05/01/26 (c)	502,529
500,000	South Broward Hospital District, South Broward Hospital District Obligated Group (RB) 4.00%, 05/01/26 (c)	519,225
400,000	South Florida Water Management District (CP) 3.00%, 04/01/26 (c)	387,260
	South Miami Health Facilities Authority, Baptist Health South Florida Obligated Group (RB)
1,000,000	5.00%, 08/15/27 (c)	1,151,280
2,750,000	5.00%, 08/15/27 (c)	3,199,020
500,000	St. Johns River Power Park, Issue 3, Series 7 (RB) 3.00%, 10/01/19 (c)	503,415
	State of Florida, Board of Education, Full Faith and Credit, Series A (GO)
825,000	2.70%, 06/01/24 (c)	823,696
650,000	4.00%, 06/01/28 (c)	707,271
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
210,000	5.00%, 07/01/23 (c)	238,709
100,000	5.00%, 07/01/25	117,655
255,000	5.00%, 07/01/26	303,333
1,015,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/25	1,194,198
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series A (GO)
555,000	3.00%, 07/01/27 (c)	551,687
1,275,000	5.00%, 06/01/24 (c)	1,469,310
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
10,000	3.00%, 06/01/24 (c)	10,193
25,000	5.00%, 06/01/24 (c)	28,810
25,000	5.00%, 06/01/24	28,973
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series C (GO)
500,000	3.00%, 06/01/24 (c)	494,205
250,000	3.00%, 06/01/24 (c)	248,515
500,000	4.00%, 06/01/26 (c)	543,380
1,000,000	4.00%, 06/01/26 (c)	1,079,440
20,000	5.00%, 06/01/23 (c)	22,670
150,000	5.00%, 06/01/23 (c)	169,584
20,000	5.00%, 06/01/24 (c)	23,048
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series D (GO)
20,000	4.00%, 06/01/26	22,408
10,000	5.00%, 06/01/26 (c)	11,807
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series E (GO)
1,070,000	2.38%, 06/01/26 (c)	969,078
500,000	3.00%, 06/01/25 (c)	497,030
200,000	4.00%, 06/01/25 (c)	214,306
100,000	5.00%, 06/01/24	115,893
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series F (GO)
35,000	5.00%, 06/01/25 (c)	41,062
35,000	5.00%, 06/01/26 (c)	41,323
	State of Florida, Department of Transportation, Series A (GO)
600,000	3.00%, 07/01/27 (c)	575,682
40,000	5.00%, 07/01/26 (c)	47,518
555,000	State of Florida, Department of Transportation, Series B (RB) 2.63%, 07/01/25 (c)	550,410
15,000	Tampa Bay, Water Utility System, Series A (RB) 5.00%, 10/01/25	17,704
	Volusia County School Board, Master Lease Program, Series B (CP)
575,000	5.00%, 08/01/24 (c)	649,813
280,000	5.00%, 08/01/24 (c)	320,102
15,000	5.00%, 08/01/24 (c)	17,184
		76,398,912
Georgia: 1.8%
	Atlanta Airport Passenger Facility, Series A (RB)
275,000	5.00%, 01/01/24 (c)	311,839
405,000	5.00%, 01/01/24 (c)	460,801
420,000	Augusta Water & Sewerage Revenue (RB) 3.00%, 10/01/27 (c)	409,920
1,000,000	City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien, Series A (RB) 5.00%, 01/01/24 (c)	1,127,990
	City of Atlanta, Public Improvement (GO)
630,000	4.50%, 12/01/24 (c)	708,832
25,000	4.88%, 12/01/24 (c)	28,819
330,000	5.00%, 12/01/24 (c)	378,223
	City of Atlanta, Water and Wastewater Revenue (RB)
580,000	5.00%, 05/01/25 (c)	657,929
1,220,000	5.00%, 05/01/25 (c)	1,387,945
125,000	5.00%, 05/01/25 (c)	144,120
30,000	5.00%, 05/01/25 (c)	34,209
345,000	City of Atlanta, Water and Wastewater Revenue, Series B (RB) 5.25%, 11/01/23 (c)	394,839
1,040,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 05/01/25 (c)	1,190,748
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	286,120
750,000	Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	846,570
25,000	Forsyth County (GO) 5.00%, 03/01/25 (c)	29,233
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
700,000	2.90%, 12/01/25 (c)	679,567
285,000	3.00%, 06/01/24 (c)	283,096
15,000	Henry County School District (GO) (SAW) 5.00%, 08/01/25	17,667
	Metropolitan Atlanta Rapid Transit Authority, Refunding Series B (RB)
300,000	5.00%, 07/01/26 (c)	347,706
30,000	5.00%, 07/01/26 (c)	34,886
	Metropolitan Atlanta Rapid Transit Authority, Refunding Series C (RB)
485,000	5.00%, 07/01/26 (c)	567,765
235,000	5.00%, 07/01/26 (c)	276,205
420,000	5.00%, 07/01/26	498,939
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	123,908
200,000	5.00%, 07/01/26 (c)	226,782
1,055,000	5.00%, 07/01/26 (c)	1,205,833
	Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
275,000	3.00%, 07/01/26 (c)	259,237
185,000	5.00%, 07/01/26 (c)	214,561
	State of Georgia, Series A (GO)
985,000	2.50%, 02/01/26 (c)	870,444
1,000,000	3.00%, 02/01/24 (c)	1,005,050
3,600,000	5.00%, 02/01/25	4,219,056
125,000	5.00%, 02/01/26	148,499
2,000,000	5.00%, 02/01/26 (c)	2,344,380
2,030,000	5.00%, 02/01/26 (c)	2,397,816
1,200,000	State of Georgia, Series C (GO) 5.00%, 07/01/25	1,416,072
	State of Georgia, Series C-1 (GO)
2,100,000	4.00%, 07/01/25	2,344,041
1,010,000	5.00%, 02/01/26	1,199,870
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,169,100
		30,248,617
Hawaii: 1.6%
35,000	Honolulu City and County, Board of Water Supply, Series A (RB) 5.00%, 07/01/24 (c)	39,761
1,350,000	Honolulu City and County, Series A (GO) 5.00%, 10/01/25 (c)	1,568,146
	Honolulu City and County, Series B (GO)
10,000	5.00%, 10/01/25 (c)	11,588
760,000	5.00%, 10/01/25 (c)	886,061
1,000,000	5.00%, 10/01/25 (c)	1,170,880
1,000,000	Honolulu City and County, Series C (GO) 5.00%, 10/01/29	1,216,070
1,015,000	Honolulu City and County, Wastewater System Revenue, Series A (RB) 5.00%, 07/01/26 (c)	1,175,624
870,000	Honolulu City and County, Wastewater System Revenue, Series B (RB) 4.00%, 07/01/26 (c)	920,799
175,000	State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	203,098
250,000	State of Hawaii, Series A (RB) 5.00%, 07/01/24 (c)	283,128
285,000	State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	331,640
	State of Hawaii, Series EO (GO)
25,000	5.00%, 08/01/24 (c)	28,357
3,400,000	5.00%, 08/01/24 (c)	3,921,798
3,295,000	5.00%, 08/01/24 (c)	3,764,933
25,000	State of Hawaii, Series ET (GO) 5.00%, 10/01/25	29,488
	State of Hawaii, Series EY (GO)
120,000	5.00%, 10/01/25 (c)	140,419
1,565,000	5.00%, 10/01/25 (c)	1,838,061
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	587,240
200,000	State of Hawaii, Series FB (GO) 4.00%, 04/01/26 (c)	218,756
10,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/25	11,795
160,000	State of Hawaii, Series FG (GO) 5.00%, 10/01/26	190,539
15,000	State of Hawaii, Series FH (GO) 5.00%, 10/01/26 (c)	17,705
	State of Hawaii, Series FK (GO)
800,000	5.00%, 05/01/27 (c)	928,944
130,000	5.00%, 05/01/27 (c)	151,389
	State of Hawaii, Series FN (GO)
110,000	5.00%, 10/01/24	128,005
1,000,000	5.00%, 10/01/27 (c)	1,179,350
500,000	5.00%, 10/01/27 (c)	591,900
	State of Hawaii, Series FT (GO)
295,000	4.00%, 01/01/28 (c)	316,278
250,000	5.00%, 01/01/26	294,830
150,000	5.00%, 01/01/28 (c)	177,003
2,500,000	5.00%, 01/01/28 (c)	2,965,975
	University of Hawaii, Series E (RB)
275,000	5.00%, 10/01/26 (c)	319,743
240,000	5.00%, 10/01/26 (c)	278,098
		25,887,401
Idaho: 0.1%
500,000	Boise City Independent School District (GO) 5.00%, 02/01/27 (c)	588,460
	Idaho Health Facilities Authority, Trinity Health Credit Group, Series ID (RB)
115,000	5.00%, 06/01/22 (c)	125,700
185,000	5.00%, 06/01/22 (c)	202,640
		916,800
Illinois: 4.8%
1,795,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/24 (c)	1,998,732
	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
510,000	5.00%, 01/01/23 (c)	565,661
575,000	5.00%, 01/01/25 (c)	644,477
500,000	5.00%, 01/01/25 (c)	557,940
135,000	5.00%, 01/01/25 (c)	150,227
580,000	5.00%, 01/01/25 (c)	643,991
290,000	5.00%, 01/01/25 (c)	328,121
130,000	5.00%, 01/01/25 (c)	147,826
405,000	5.00%, 01/01/27 (c)	457,751
2,500,000	5.25%, 01/01/23 (c)	2,777,825
545,000	Chicago O’Hare International Airport, Senior Lien, Series C (RB) 5.00%, 01/01/26	635,067
600,000	Chicago O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/23 (c)	665,484
25,000	Chicago O’Hare International Airport, Series E (RB) 5.00%, 01/01/25	28,923
500,000	Chicago Transit Authority, Federal Transit Administration Section 5307 (RB) 5.00%, 06/01/26	567,440
100,000	City of Chicago, Board of Education Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	115,473
	City of Chicago, Motor Fuel Tax Revenue (RB) (AGM)
765,000	5.00%, 01/01/24 (c)	817,234
150,000	5.00%, 01/01/24 (c)	160,700
750,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	810,862
	City of Chicago, Series A (GO)
910,000	5.00%, 01/01/24 (c)	962,043
1,010,000	5.25%, 01/01/24 (c)	1,075,428
1,160,000	5.25%, 01/01/24 (c)	1,231,653
800,000	5.63%, 01/01/27 (c)	896,320
340,000	5.63%, 01/01/27 (c)	381,973
	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB)
125,000	5.00%, 01/01/24 (c)	136,490
1,165,000	5.00%, 01/01/24 (c)	1,287,966
270,000	5.00%, 01/01/24 (c)	299,498
	City of Chicago, Water Revenue, Second Lien (RB)
250,000	3.15%, 11/01/24	254,688
120,000	5.00%, 11/01/24 (c)	131,780
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
205,000	5.00%, 11/01/26 (c)	228,251
420,000	5.00%, 11/01/26 (c)	469,556
	City of Chicago, Waterworks Revenue, Second Lien (RB)
475,000	4.00%, 11/01/24 (c)	480,481
70,000	5.00%, 11/01/22 (c)	76,270
55,000	5.00%, 11/01/24 (c)	61,089
655,000	5.00%, 11/01/24 (c)	725,550
995,000	5.00%, 11/01/27 (c)	1,123,733
	City of Springfield, Electric Revenue, Senior Lien (RB)
390,000	5.00%, 03/01/25 (c)	432,814
15,000	5.00%, 03/01/25 (c)	16,544
335,000	5.00%, 03/01/25 (c)	377,076
100,000	5.00%, 03/01/25	114,754
475,000	5.00%, 03/01/25 (c)	537,092
	Cook County Community College District No. 508 (GO)
505,000	5.00%, 12/01/23 (c)	525,311
500,000	5.25%, 12/01/23 (c)	533,170
325,000	Cook County, Series A (GO) 5.00%, 11/15/26 (c)	365,004
195,000	Illinois Finance Authority, Advocate Health Care Network (RB) 5.00%, 08/01/24 (c)	216,713
225,000	Illinois Finance Authority, Advocate Health Care Network, Series A (RB) 5.00%, 08/01/24 (c)	254,275
	Illinois Finance Authority, Clean Water Initiative (RB)
230,000	4.00%, 07/01/25	253,929
165,000	4.00%, 01/01/26 (c)	174,540
100,000	4.00%, 01/01/26 (c)	110,092
135,000	5.00%, 01/01/26	158,306
685,000	5.00%, 01/01/26 (c)	789,209
400,000	5.00%, 01/01/27 (c)	472,784
	Illinois Finance Authority, Mercy Health Corp. (RB)
20,000	4.00%, 06/01/26 (c)	20,281
1,000,000	4.00%, 06/01/26 (c)	1,009,340
150,000	4.00%, 06/01/26 (c)	153,234
325,000	5.00%, 12/01/25	368,618
250,000	5.00%, 06/01/26 (c)	275,120
130,000	5.00%, 06/01/26 (c)	146,089
280,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB) 5.00%, 07/15/27	331,400
260,000	Illinois Finance Authority, Northwestern University (RB) 5.00%, 12/01/28	316,204
985,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,028,458
105,000	Illinois Finance Authority, Rush University Medical Center Obligated Group (RB) 5.00%, 05/15/25 (c)	117,734
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
100,000	5.00%, 05/15/25 (c)	111,155
195,000	5.00%, 05/15/25 (c)	221,210
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	218,966
500,000	Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	495,900
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	192,233
	Illinois State Toll Highway Authority, Series A (RB)
290,000	4.00%, 01/01/26 (c)	303,247
200,000	5.00%, 01/01/26 (c)	227,262
625,000	5.00%, 01/01/26 (c)	706,194
510,000	5.00%, 01/01/28 (c)	586,780
345,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	391,216
	Illinois State Toll Highway Authority, Series C (RB)
500,000	5.00%, 01/01/25 (c)	563,845
100,000	5.00%, 01/01/25 (c)	114,029
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
190,000	5.00%, 01/01/24 (c)	213,191
350,000	5.00%, 01/01/24 (c)	389,914
225,000	5.00%, 01/01/24 (c)	254,896
1,190,000	5.00%, 01/01/24 (c)	1,339,738
190,000	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 06/15/22 (c)	200,786
	Metropolitan Water Reclamation District of Greater Chicago (GO)
320,000	5.00%, 12/01/24	366,963
405,000	5.00%, 12/01/26 (c)	466,232
340,000	5.00%, 12/01/26	397,977
	Northern Illinois Municipal Power Agency, Series A (RB)
1,000,000	4.00%, 12/01/26 (c)	1,029,980
30,000	5.00%, 12/01/25	34,453
1,760,000	Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/26 (c)	2,005,274
	Regional Transportation Authority, Series A (RB)
500,000	5.00%, 07/01/25	571,060
500,000	5.00%, 07/01/27 (c)	577,270
	Sales Tax Securitization Corp., Series A (RB)
250,000	5.00%, 01/01/28 (c)	284,145
250,000	5.00%, 01/01/28 (c)	283,063
1,270,000	5.00%, 01/01/28 (c)	1,460,081
2,000,000	5.00%, 01/01/28 (c)	2,290,580
	State of Illinois (RB)
420,000	3.00%, 06/15/26 (c)	373,157
1,175,000	3.00%, 06/15/26 (c)	1,080,941
160,000	3.00%, 06/15/26 (c)	140,592
2,535,000	3.50%, 06/01/26 (c)	2,358,691
1,120,000	3.50%, 06/01/26 (c)	1,020,891
435,000	4.00%, 01/01/26 (c)	423,760
1,195,000	4.00%, 06/01/26 (c)	1,154,227
515,000	4.00%, 06/01/26 (c)	490,532
750,000	4.13%, 11/01/26 (c)	737,550
560,000	4.50%, 02/01/24 (c)	568,445
435,000	5.00%, 02/01/24 (c)	464,680
960,000	5.00%, 04/01/24 (c)	1,010,659
615,000	5.00%, 04/01/24 (c)	652,902
1,100,000	5.00%, 05/01/24 (c)	1,165,186
275,000	5.00%, 05/01/24 (c)	292,608
280,000	5.00%, 05/01/24 (c)	299,723
1,080,000	5.00%, 01/01/26	1,163,743
130,000	5.00%, 01/01/26 (c)	136,816
185,000	5.00%, 01/01/26 (c)	198,109
1,025,000	5.00%, 01/01/26 (c)	1,077,408
1,050,000	5.00%, 06/01/26 (c)	1,126,503
250,000	5.00%, 06/15/26 (c)	284,620
940,000	5.00%, 02/01/27	1,016,300
1,000,000	5.25%, 07/01/23 (c)	1,062,100
1,200,000	5.25%, 07/01/23 (c)	1,271,220
700,000	5.25%, 07/01/23 (c)	739,942
500,000	5.25%, 02/01/24 (c)	527,790
290,000	5.50%, 07/01/23 (c)	312,168
395,000	5.50%, 07/01/23 (c)	425,747
500,000	State of Illinois, Junior Obligation Tax-Exempt, Series D (RB) 5.00%, 06/15/26 (c)	563,265
280,000	State of Illinois, Sales Tax, Series C (RB) 4.00%, 06/15/26 (c)	293,874
1,400,000	State of Illinois, Sales Tax, Series D (RB) 3.00%, 06/15/26 (c)	1,292,956
	State of Illinois, Series A (RB)
160,000	3.00%, 06/15/26 (c)	140,592
1,000,000	5.00%, 05/01/28 (c)	1,060,920
1,000,000	6.00%, 05/01/26	1,145,660
	State of Illinois, Series D (GO)
3,000,000	5.00%, 11/01/25	3,237,840
2,500,000	5.00%, 11/01/27 (c)	2,689,500
	University of Illinois, Auxiliary Facilities System, Series A (RB)
20,000	4.00%, 04/01/23 (c)	20,383
30,000	4.00%, 04/01/25 (c)	30,615
15,000	5.00%, 04/01/23 (c)	16,536
		79,361,385
Indiana: 0.8%
585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	696,565
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	17,373
	Indiana Finance Authority, Series B (RB)
35,000	5.00%, 02/01/25	40,903
130,000	5.00%, 02/01/26 (c)	152,871
	Indiana Finance Authority, Series C (RB)
160,000	5.00%, 08/01/26 (c)	189,851
150,000	5.00%, 12/01/26 (c)	178,661
1,060,000	5.00%, 12/01/26 (c)	1,256,386
610,000	5.00%, 02/01/28 (c)	727,968
1,000,000	5.00%, 02/01/28 (c)	1,198,030
385,000	5.00%, 06/01/28	466,547
	Indiana Finance Authority, Series E (RB)
1,000,000	5.00%, 08/01/26 (c)	1,171,500
100,000	5.00%, 08/01/26 (c)	117,544
3,215,000	5.00%, 06/01/29	3,928,955
310,000	Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	298,273
	Indiana Municipal Power Agency (RB)
20,000	5.00%, 01/01/25	23,125
205,000	5.00%, 07/01/26 (c)	240,463
1,050,000	5.00%, 07/01/26 (c)	1,205,704
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/28 (c)	290,290
15,000	Indiana University, Series W-2 (RB) 5.00%, 08/01/24 (c)	17,439
10,000	IPS Multi-School Building Corp. (RB) 5.00%, 01/15/25 (c)	11,449
220,000	Purdue University, Series CC (RB) 5.00%, 07/01/25	258,073
185,000	Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	219,145
140,000	Zionsville Community Schools Building Corp., Series B (RB) 3.00%, 07/15/24 (c)	140,606
		12,847,721
Iowa: 0.2%
	Iowa Finance Authority (RB)
130,000	4.00%, 07/01/23 (c)	137,911
1,000,000	5.00%, 08/01/27 (c)	1,203,890
1,000,000	5.00%, 08/01/27 (c)	1,186,140
125,000	State of Iowa, IJobs Program, Series A (RB) 5.00%, 06/01/26 (c)	146,706
130,000	State of Iowa, Prison Infrastructure Fund (RB) 5.00%, 06/15/26	153,592
		2,828,239
Kansas: 0.9%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	321,957
500,000	4.00%, 09/01/27 (c)	539,890
500,000	5.00%, 09/01/27 (c)	578,960
250,000	5.00%, 09/01/27 (c)	290,560
540,000	City of Wichita, Series 811 (GO) 3.00%, 06/01/23 (c)	543,618
	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB)
225,000	5.00%, 04/01/23 (c)	250,450
275,000	5.00%, 04/01/23 (c)	306,490
10,000	5.00%, 04/01/23 (c)	11,103
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
380,000	5.00%, 05/01/23 (c)	425,334
155,000	5.00%, 05/01/23 (c)	173,713
935,000	5.00%, 05/01/23 (c)	1,043,871
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
110,000	5.00%, 09/01/24 (c)	126,291
740,000	5.00%, 09/01/24 (c)	856,395
1,150,000	5.00%, 09/01/27 (c)	1,350,583
150,000	5.00%, 09/01/27 (c)	175,640
400,000	5.00%, 09/01/27	482,584
775,000	5.00%, 09/01/27 (c)	913,578
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
765,000	5.00%, 09/01/25 (c)	892,709
1,550,000	5.00%, 09/01/25 (c)	1,803,285
1,000,000	5.00%, 09/01/25 (c)	1,152,880
445,000	5.00%, 09/01/25	524,998
1,740,000	5.00%, 09/01/25 (c)	2,045,318
295,000	5.00%, 09/01/25 (c)	346,345
		15,156,552
Kentucky: 0.9%
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	141,010
670,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/25	765,817
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
1,020,000	5.00%, 11/01/26 (c)	1,160,036
335,000	5.00%, 11/01/26 (c)	383,089
450,000	5.00%, 11/01/26	517,077
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
400,000	5.00%, 09/01/24 (c)	456,804
45,000	5.00%, 09/01/24	51,445
2,525,000	5.00%, 09/01/24 (c)	2,877,465
80,000	5.00%, 09/01/25	92,566
20,000	5.00%, 09/01/25 (c)	23,058
1,005,000	5.25%, 09/01/23 (c)	1,139,147
1,000,000	5.25%, 09/01/23 (c)	1,136,040
	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB)
850,000	5.00%, 09/01/24	963,526
90,000	5.00%, 09/01/25 (c)	102,697
20,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	22,996
	Kentucky Turnpike Authority, Series B (RB)
310,000	5.00%, 07/01/25	360,632
170,000	5.00%, 07/01/25	197,766
800,000	5.00%, 07/01/26	939,016
380,000	5.00%, 07/01/27	450,475
	Louisville and Jefferson County Metro Government, Norton Healthcare, Inc., Series A (RB)
270,000	5.00%, 10/01/26 (c)	306,323
55,000	5.00%, 10/01/26 (c)	62,825
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	102,134
20,000	Paducah Electric Plant Board (RB) (AGM) 5.00%, 10/01/26	22,752
	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB)
500,000	5.00%, 07/01/23 (c)	557,700
620,000	5.00%, 07/01/23 (c)	693,067
485,000	5.00%, 07/01/23 (c)	541,444
185,000	5.00%, 07/01/25	215,216
125,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	146,721
	University of Kentucky, Series B (RB)
125,000	5.00%, 10/01/24	145,069
1,025,000	5.00%, 04/01/25 (c)	1,188,867
		15,762,780
Louisiana: 1.0%
200,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	226,480
200,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series A (RB) 3.25%, 10/01/27 (c)	191,636
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	981,290
295,000	Louisiana Public Facilities Authority (RB) 5.00%, 07/01/25 (c)	328,854
505,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	508,782
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
900,000	5.00%, 06/01/24 (c)	1,017,171
535,000	5.00%, 06/01/24 (c)	605,887
365,000	5.00%, 06/01/24 (c)	415,060
1,210,000	Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/26	1,412,639
	Louisiana State, Series A (GO)
1,625,000	4.00%, 02/01/24 (c)	1,703,422
200,000	5.00%, 02/01/24 (c)	227,404
750,000	Louisiana State, Series B (GO) 5.00%, 10/01/26	881,610
375,000	Louisiana State, Series D (GO) 5.00%, 09/01/25	436,807
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB)
2,000,000	5.00%, 05/01/24 (c)	2,281,000
100,000	5.00%, 05/01/25	115,968
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	151,676
975,000	5.00%, 02/01/24 (c)	1,102,140
25,000	5.00%, 06/15/24 (c)	28,686
1,000,000	5.00%, 05/01/25 (c)	1,138,320
565,000	5.00%, 04/01/27 (c)	655,773
	State of Louisiana, Series B (GO)
200,000	5.00%, 08/01/26 (c)	229,940
150,000	5.00%, 10/01/27	177,971
710,000	State of Louisiana, Series C (GO) 5.00%, 08/01/24 (c)	811,260
500,000	State of Louisiana, Series D-1 (GO) 5.00%, 12/01/24 (c)	574,015
		16,203,791
Maine: 0.0%
480,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	555,418
Maryland: 3.0%
610,000	Anne Arundel County (GO) 5.00%, 04/01/25	714,902
	City of Baltimore, Consolidated Public Improvement, Series B (GO)
1,250,000	5.00%, 10/15/25	1,468,275
250,000	5.00%, 10/15/26	296,900
250,000	5.00%, 10/15/27 (c)	298,365
250,000	5.00%, 10/15/27	299,950
1,190,000	County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,307,715
525,000	Harford County, Series B (GO) 3.00%, 07/01/24 (c)	540,802
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	17,260
	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB)
130,000	5.00%, 08/15/24	149,201
550,000	5.00%, 02/15/25 (c)	622,160
1,250,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,264,287
	Maryland Stadium Authority (RB)
750,000	5.00%, 05/01/26 (c)	862,477
250,000	5.00%, 05/01/26 (c)	284,695
240,000	5.00%, 05/01/26	282,012
250,000	5.00%, 05/01/26 (c)	288,433
1,000,000	Maryland Stadium Authority, Series A (RB) 5.00%, 05/01/28 (c)	1,166,980
	Maryland State Transportation Authority (RB)
300,000	3.00%, 07/01/27 (c)	287,067
510,000	3.00%, 07/01/27 (c)	491,926
500,000	3.00%, 09/01/27 (c)	493,060
655,000	Maryland Water Quality Financing Administration (RB) 3.00%, 03/01/24 (c)	650,553
	Montgomery County, Series A (GO)
2,725,000	5.00%, 11/01/24 (c)	3,149,064
2,000,000	5.00%, 11/01/24 (c)	2,317,540
20,000	5.00%, 12/01/24 (c)	23,266
	Montgomery County, Series B (GO)
275,000	4.00%, 12/01/23 (c)	301,213
3,000,000	5.00%, 11/01/24 (c)	3,499,140
350,000	5.00%, 11/01/24 (c)	407,120
	Prince George’s County, Series A (GO)
445,000	4.00%, 09/01/24 (c)	487,693
140,000	4.00%, 09/01/24 (c)	152,684
1,000,000	4.00%, 07/15/28 (c)	1,101,770
1,000,000	5.00%, 07/15/28	1,220,050
1,150,000	5.00%, 07/15/28 (c)	1,396,272
	State of Maryland, Department of Transportation (RB)
1,000,000	3.00%, 11/01/24 (c)	991,860
855,000	3.13%, 05/01/25 (c)	851,854
1,500,000	4.00%, 05/01/25 (c)	1,634,970
750,000	4.00%, 05/01/28 (c)	826,957
285,000	5.00%, 11/01/24 (c)	330,070
200,000	State of Maryland, Department of Transportation, Second Issue (RB) 3.13%, 06/01/23 (c)	200,574
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	431,433
	State of Maryland, State and Local Facilities Loan, First Series (GO)
350,000	3.00%, 06/01/24 (c)	345,580
350,000	4.00%, 06/01/24 (c)	380,887
420,000	5.00%, 06/01/24 (c)	483,017
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
405,000	3.00%, 03/01/23 (c)	402,639
250,000	3.13%, 03/15/28 (c)	244,668
2,255,000	4.00%, 03/15/27 (c)	2,459,100
1,000,000	5.00%, 03/15/25	1,172,930
1,000,000	5.00%, 03/15/28	1,215,420
100,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 4.00%, 08/01/26	111,657
	State of Maryland, State and Local Facilities Loan, Second Series A (GO)
350,000	2.75%, 08/01/23 (c)	356,566
1,000,000	3.00%, 08/01/27 (c)	987,260
1,315,000	4.00%, 08/01/23 (c)	1,411,600
	State of Maryland, State and Local Facilities Loan, Second Series B (GO)
100,000	3.00%, 08/01/22 (c)	99,814
1,255,000	4.00%, 08/01/22 (c)	1,340,993
20,000	University System of Maryland (RB) 5.00%, 04/01/24 (c)	23,012
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	503,185
1,575,000	3.00%, 06/01/24 (c)	1,590,955
1,805,000	3.00%, 06/01/24 (c)	1,823,285
	Washington Suburban Sanitary District, Second Series (GO)
1,530,000	4.00%, 06/01/24 (c)	1,628,088
1,300,000	5.00%, 06/01/27 (c)	1,552,642
		49,243,848
Massachusetts: 3.0%
	City of Boston, Series A (GO)
300,000	4.00%, 03/01/24 (c)	320,073
20,000	5.00%, 04/01/25	23,589
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
1,000,000	5.00%, 06/01/24 (c)	1,129,030
720,000	5.00%, 06/15/24 (c)	835,150
1,000,000	5.00%, 06/15/24 (c)	1,148,610
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	278,362
210,000	4.00%, 05/01/23 (c)	227,438
850,000	5.00%, 03/01/24 (c)	963,815
1,260,000	5.00%, 07/01/25 (c)	1,452,793
105,000	5.00%, 07/01/25	123,391
160,000	5.00%, 07/01/25 (c)	183,717
1,000,000	5.00%, 03/01/26	1,183,770
275,000	5.00%, 07/01/26 (c)	323,001
1,000,000	5.00%, 07/01/26	1,188,750
	Commonwealth of Massachusetts, Series B (GO)
600,000	5.00%, 07/01/26 (c)	694,950
155,000	5.00%, 07/01/26 (c)	181,330
1,485,000	5.00%, 07/01/28	1,797,563
	Commonwealth of Massachusetts, Series C (GO)
740,000	3.00%, 07/01/22 (c)	743,796
1,000,000	3.00%, 02/01/24 (c)	982,570
1,070,000	4.00%, 07/01/22 (c)	1,116,459
435,000	4.00%, 07/01/22 (c)	455,532
700,000	5.00%, 10/01/24	815,451
2,345,000	5.00%, 08/01/25	2,758,681
1,150,000	Commonwealth of Massachusetts, Series E (GO) 3.00%, 11/01/27 (c)	1,086,129
420,000	Commonwealth of Massachusetts, Series F (GO) 3.00%, 11/01/22 (c)	421,991
	Commonwealth of Massachusetts, Series I (GO)
500,000	5.00%, 12/01/26 (c)	578,795
10,000	5.00%, 12/01/26 (c)	11,853
	Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB)
20,000	5.00%, 06/01/25 (c)	23,067
15,000	5.00%, 06/01/25 (c)	17,371
20,000	5.00%, 06/01/26 (c)	23,644
	Massachusetts Bay Transportation Authority, Series A (RB)
890,000	0.00%, 07/01/26 (c) ^	649,050
810,000	0.00%, 07/01/26 (c) ^	567,907
1,160,000	0.00%, 07/01/26 (c) ^	719,722
1,230,000	0.00%, 07/01/26 (c) ^	828,922
1,310,000	2.00%, 07/01/26 (c)	1,194,406
1,315,000	4.00%, 07/01/25 (c)	1,385,602
10,000	5.00%, 07/01/24	11,605
160,000	5.00%, 07/01/25	188,586
1,400,000	Massachusetts Bay Transportation Authority, Series B (RB) 5.00%, 07/01/25	1,649,144
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	582,005
1,100,000	5.00%, 02/01/26 (c)	1,283,667
940,000	5.00%, 02/01/26 (c)	1,106,079
1,000,000	Massachusetts Department of Transportation, Highway System, Series A (RB) 5.00%, 01/01/29	1,215,670
	Massachusetts Development Finance Agency, Harvard University, Series A (RB)
480,000	5.00%, 07/15/26 (c)	563,405
700,000	5.00%, 07/15/26 (c)	834,393
	Massachusetts Development Finance Agency, Lahey Health System, Series F (RB)
130,000	5.00%, 08/15/24	149,123
125,000	5.00%, 08/15/25 (c)	141,683
1,000,000	5.00%, 08/15/25 (c)	1,114,590
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
105,000	5.00%, 07/01/26	123,740
300,000	5.00%, 07/01/26 (c)	347,475
	Massachusetts Development Finance Agency, Series I (RB)
605,000	3.00%, 07/01/26 (c)	571,894
180,000	5.00%, 07/01/26 (c)	205,735
130,000	Massachusetts Development Finance Agency, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	146,445
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	113,617
500,000	Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	511,200
	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
10,000	5.00%, 11/15/24	11,654
10,000	5.00%, 01/15/25	11,676
1,000,000	5.00%, 01/15/25 (c)	1,149,400
	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB)
15,000	5.00%, 08/15/25	17,670
125,000	5.00%, 11/15/26 (c)	144,905
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,086,740
500,000	5.00%, 05/01/25 (c)	569,490
	Massachusetts Water Pollution Abatement Trust (RB)
835,000	5.00%, 08/01/24 (c)	966,195
540,000	5.00%, 08/01/24	628,803
	Massachusetts Water Resources Authority, Series C (RB)
685,000	5.00%, 08/01/26 (c)	795,504
2,750,000	5.00%, 08/01/27 (c)	3,247,420
1,310,000	Massachusetts Water Resources Authority, Series F (RB) 5.00%, 08/01/24	1,523,019
730,000	University of Massachusetts, Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	855,538
1,020,000	University of Massachusetts, Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,207,139
		49,511,489
Michigan: 1.4%
285,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	326,433
	Great Lakes Water Authority, Sewage Disposal System Revenue, Second Lien, Series C (RB)
250,000	5.00%, 07/01/26 (c)	282,168
250,000	5.00%, 07/01/26 (c)	283,103
	Great Lakes Water Authority, Sewage Disposal System Revenue, Senior Lien, Series B (RB)
250,000	5.00%, 07/01/26 (c)	286,690
500,000	5.00%, 07/01/26 (c)	577,200
500,000	5.00%, 07/01/26 (c)	579,125
	Great Lakes Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C (RB)
1,000,000	5.00%, 07/01/26 (c)	1,146,760
30,000	5.00%, 07/01/26 (c)	34,863
365,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB) 5.00%, 07/01/26	430,145
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,950,000	5.00%, 08/01/24 (c)	2,184,195
1,500,000	5.00%, 08/01/24 (c)	1,711,230
	Michigan Finance Authority, Clean Water, Series B (RB)
110,000	5.00%, 10/01/25	130,387
100,000	5.00%, 10/01/26	119,989
725,000	Michigan Finance Authority, Detroit Regional Convention Facility Authority Local Project, Series H-1 (RB) 5.00%, 10/01/24 (c)	809,477
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	836,737
405,000	5.00%, 07/01/24 (c)	452,774
560,000	5.00%, 07/01/24 (c)	632,240
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,049,079
110,000	5.00%, 07/01/24 (c)	123,741
30,000	5.00%, 07/01/24	34,258
1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-4 (RB) 5.00%, 07/01/24 (c)	1,606,049
	Michigan Finance Authority, Henry Ford Health System (RB)
140,000	3.00%, 11/15/26 (c)	126,190
110,000	5.00%, 11/15/26 (c)	126,902
	Michigan Finance Authority, Series C (RB)
500,000	5.00%, 07/01/25 (c)	555,740
250,000	5.00%, 07/01/25 (c)	278,690
	Michigan Finance Authority, Trinity Health Credit Group (RB)
90,000	5.00%, 06/01/22 (c)	98,582
50,000	5.00%, 06/01/27 (c)	57,916
1,205,000	5.50%, 06/01/25 (c)	1,428,166
265,000	5.50%, 06/01/25 (c)	311,171
100,000	Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	105,068
	Michigan State Building Authority, Series I (RB)
15,000	5.00%, 10/15/25 (c)	17,096
200,000	5.00%, 10/15/25 (c)	229,074
360,000	5.00%, 10/15/25 (c)	415,382
120,000	5.00%, 10/15/26 (c)	136,304
570,000	5.00%, 10/15/26 (c)	653,220
475,000	5.00%, 10/15/26 (c)	545,837
100,000	Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/26	118,197
570,000	Michigan State Housing Development Authority, Series A (RB) 3.35%, 12/01/25 (c)	572,194
	Michigan State Housing Development Authority, Series B (RB)
175,000	3.10%, 06/01/26 (c)	169,955
170,000	3.35%, 06/01/26 (c)	166,843
1,010,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	1,172,852
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB)
420,000	5.00%, 03/01/24 (c)	467,191
135,000	5.00%, 03/01/24 (c)	153,530
300,000	State of Michigan (RB) 5.00%, 03/15/26	351,960
1,000,000	State of Michigan, Grant Anticipation (RB) 5.00%, 03/15/27	1,181,690
	State of Michigan, Series A (GO)
280,000	5.00%, 12/01/24 (c)	323,579
500,000	5.00%, 12/01/25 (c)	577,800
10,000	5.00%, 12/01/25 (c)	11,621
15,000	State of Michigan, Series B (GO) 5.00%, 11/01/24	17,458
		24,006,851
Minnesota: 1.2%
1,000,000	City of Minneapolis, Health Care System, Fairview Health Services, Series A (RB) 5.00%, 11/15/25 (c)	1,128,580
520,000	City of St. Cloud, Minnesota Health Care, Series A (RB) 3.00%, 05/01/26 (c)	501,738
1,000,000	County of Hennepin, First Lien Sales Tax Revenue, Series A (RB) 5.00%, 12/15/23 (c)	1,146,510
155,000	Minneapolis St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/24 (c)	175,848
	Minneapolis St Paul Metropolitan Airports Commission, Series B (RB)
135,000	4.00%, 01/01/26	148,720
120,000	5.00%, 01/01/26	141,162
515,000	5.00%, 01/01/27 (c)	603,611
145,000	5.00%, 01/01/27 (c)	169,354
	Minnesota Public Facilities Authority, Series B (RB)
505,000	3.00%, 03/01/25	529,619
750,000	5.00%, 10/01/26	896,220
1,000,000	Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,190,370
500,000	Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	578,575
	Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG)
750,000	5.00%, 02/01/25 (c)	866,175
600,000	5.00%, 02/01/25 (c)	694,896
30,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	33,814
	State of Minnesota, State Trunk Highway, Series B (GO)
555,000	2.25%, 08/01/26 (c)	488,944
440,000	3.00%, 08/01/24 (c)	444,827
500,000	3.00%, 08/01/26 (c)	507,120
570,000	3.25%, 08/01/25 (c)	571,419
1,000,000	4.00%, 08/01/24 (c)	1,093,550
225,000	4.00%, 08/01/24 (c)	247,772
585,000	4.00%, 08/01/26 (c)	650,941
185,000	4.00%, 08/01/26	207,137
1,125,000	5.00%, 08/01/23 (c)	1,280,722
615,000	State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 08/01/24	645,326
400,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 10/01/27 (c)	481,796
	State of Minnesota, Various Purpose, Series D (GO)
1,225,000	2.25%, 08/01/26 (c)	1,127,514
1,000,000	3.00%, 10/01/27 (c)	1,009,580
1,000,000	3.00%, 10/01/27 (c)	1,005,570
25,000	3.50%, 10/01/23 (c)	25,982
985,000	State of Minnesota, Various Purpose, Series F (GO) 4.00%, 10/01/23 (c)	1,071,079
		19,664,471
Mississippi: 0.7%
1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	1,095,080
	State of Mississippi, Series A (GO)
125,000	5.00%, 10/01/26	148,045
750,000	5.00%, 10/01/27 (c)	875,917
300,000	5.00%, 10/01/27 (c)	349,317
500,000	5.00%, 10/01/27 (c)	586,145
1,000,000	5.00%, 10/01/27 (c)	1,180,240
650,000	5.00%, 10/01/27 (c)	764,276
	State of Mississippi, Series B (GO)
155,000	5.00%, 12/01/26 (c)	179,178
750,000	5.00%, 12/01/26 (c)	874,845
	State of Mississippi, Series C (GO)
1,680,000	5.00%, 10/01/24	1,946,566
850,000	5.00%, 10/01/25	998,308
845,000	5.00%, 10/01/25 (c)	984,552
1,205,000	State of Mississippi, Series E (RB) 5.00%, 10/15/25	1,388,666
		11,371,135
Missouri: 0.8%
500,000	City of Kansas City, Downtown Arena Project, Series E (RB) 5.00%, 04/01/25 (c)	565,455
100,000	City of Springfield, Missouri Public Utility (RB) 4.00%, 08/01/25 (c)	106,790
	Curators of the University of Missouri, Series A (RB)
185,000	5.00%, 11/01/24 (c)	212,744
300,000	5.00%, 11/01/24 (c)	348,201
300,000	Health and Educational Facilities Authority of the State of Missouri, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/24	346,767
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
615,000	4.00%, 06/01/24 (c)	628,462
960,000	5.00%, 06/01/24 (c)	1,074,499
615,000	5.00%, 06/01/24 (c)	700,061
1,000,000	5.00%, 06/01/24 (c)	1,116,410
10,000	Jackson County (RB) 5.00%, 12/01/24 (c)	11,286
450,000	Kansas City, Downtown Arena Project, Series E (RB) 3.00%, 04/01/25 (c)	428,836
570,000	Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	656,138
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
490,000	5.00%, 05/01/25 (c)	561,349
1,165,000	5.00%, 05/01/25 (c)	1,336,966
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
535,000	5.00%, 05/01/24 (c)	616,689
515,000	5.00%, 05/01/26	613,545
	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB)
290,000	5.00%, 01/01/24 (c)	323,379
115,000	5.00%, 01/01/24 (c)	128,667
640,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25	735,488
370,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	418,799
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	15,836
575,000	Missouri State Board of Public Buildings, Series A (RB) 4.00%, 04/01/24 (c)	627,578
125,000	Missouri State Health and Educational Facilities, Series A (RB) 5.00%, 06/01/24 (c)	141,418
	Platte County Park Hill School District (GO) (SAW)
225,000	3.00%, 03/01/26 (c)	214,967
105,000	3.00%, 03/01/26 (c)	101,127
1,000,000	Springfield School District No. R-12 (GO) (SAW) 4.00%, 03/01/28 (c)	1,091,420
115,000	St. Louis, Land Clearance for Redevelopment Authority, National Geospatial-Intelligence Agency Site Improvement Project, Series A (RB) 4.25%, 06/01/26	123,301
		13,246,178
Nebraska: 0.4%
245,000	Douglas County School District No. 0001 (GO) 3.00%, 12/15/24 (c)	236,364
260,000	Metropolitan Utilities District of Omaha, Nebraska Water System (RB) 3.25%, 12/01/25 (c)	259,992
10,000	Nebraska Public Power District, Series A-1 (RB) 5.00%, 01/01/25	11,608
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	129,176
1,080,000	5.00%, 02/01/24 (c)	1,227,982
1,360,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	1,556,411
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,225,000	3.00%, 07/01/26 (c)	1,141,577
435,000	3.13%, 07/01/26 (c)	403,188
1,400,000	5.00%, 01/01/25 (c)	1,575,266
		6,541,564
Nevada: 1.5%
	City of Las Vegas, Series C (GO)
125,000	5.00%, 03/01/26 (c)	144,031
500,000	5.00%, 03/01/26 (c)	581,695
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	266,068
1,600,000	4.00%, 11/01/26 (c)	1,713,648
30,000	5.00%, 06/15/24	34,263
850,000	5.00%, 11/01/26	1,007,445
	Clark County School District, Series C (GO)
1,145,000	5.00%, 06/15/25	1,317,597
1,160,000	5.00%, 12/15/25 (c)	1,325,509
200,000	5.00%, 12/15/25 (c)	229,540
855,000	5.00%, 12/15/27 (c)	981,694
	Clark County School District, Series D (GO)
200,000	4.00%, 12/15/25 (c)	209,620
25,000	5.00%, 06/15/25	28,769
1,000,000	5.00%, 12/15/25 (c)	1,138,410
	Clark County Water Reclamation District (GO)
630,000	3.00%, 07/01/26 (c)	634,416
220,000	5.00%, 07/01/26	261,001
100,000	Clark County, Limited Tax Bond Bank (GO)
	5.00%, 06/01/25	116,836
	Clark County, Limited Tax Bond Bank, Series A (GO)
100,000	5.00%, 11/01/25	117,488
500,000	5.00%, 05/01/26 (c)	586,755
	Clark County, Limited Tax Bond Bank, Series B (GO)
10,000	5.00%, 11/01/24	11,619
300,000	5.00%, 11/01/26 (c)	348,771
	Clark County, Limited Tax Flood Control (GO)
890,000	4.00%, 05/01/25 (c)	932,311
10,000	5.00%, 11/01/24	11,619
420,000	5.00%, 05/01/25 (c)	484,243
1,115,000	5.00%, 05/01/25 (c)	1,276,619
	County of Clark, Series C (GO)
500,000	3.00%, 07/01/27 (c)	464,390
1,200,000	3.00%, 07/01/27 (c)	1,122,900
1,000,000	County of Clark, Stadium Improvements, Series A (GO) 5.00%, 06/01/28 (c)	1,191,670
	Las Vegas Valley Water District (GO)
500,000	4.00%, 02/01/27 (c)	529,170
150,000	5.00%, 06/01/26 (c)	176,165
775,000	State of Nevada, Capital Improvement and Cultural Affairs, Series B (GO) 5.00%, 11/01/24	900,496
	State of Nevada, Highway Improvement Revenue (RB)
1,000,000	4.00%, 06/01/27 (c)	1,068,230
1,000,000	4.00%, 06/01/28 (c)	1,074,850
1,000,000	4.00%, 06/01/28 (c)	1,081,900
20,000	5.00%, 12/01/25	23,593
220,000	5.00%, 06/01/26 (c)	260,260
270,000	5.00%, 06/01/26 (c)	315,217
1,020,000	5.00%, 06/01/26 (c)	1,199,500
795,000	5.00%, 06/01/27 (c)	935,731
	Truckee Meadows Water Authority (RB)
355,000	5.00%, 07/01/26 (c)	407,100
30,000	5.00%, 07/01/26 (c)	34,632
		24,545,771
New Hampshire: 0.1%
1,000,000	State of New Hampshire, Series A (GO) 5.00%, 03/01/25	1,170,650
New Jersey: 3.5%
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	872,944
2,340,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	2,431,658
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
100,000	4.00%, 11/01/25	104,804
1,000,000	5.00%, 11/01/25	1,120,370
165,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series AAA (RB) 4.13%, 06/15/25	174,758
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series DDD (RB)
615,000	5.00%, 06/15/27 (c)	674,470
1,175,000	5.00%, 06/15/27 (c)	1,292,347
240,000	5.00%, 06/15/27 (c)	264,926
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB)
240,000	3.50%, 06/15/24 (c)	238,726
1,580,000	5.00%, 06/15/24 (c)	1,730,147
1,035,000	5.00%, 06/15/24 (c)	1,126,422
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series UU (RB)
1,220,000	5.00%, 06/15/24 (c)	1,325,054
555,000	5.00%, 06/15/24 (c)	604,950
100,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB) 5.00%, 06/15/25	111,737
180,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	203,544
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
1,070,000	4.75%, 12/15/26 (c)	1,145,414
175,000	5.50%, 12/15/26 (c)	200,331
250,000	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB) 5.00%, 06/15/27 (c)	277,968
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/24 (c)	484,281
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
145,000	5.00%, 06/15/25 (c)	156,245
440,000	5.25%, 06/15/25 (c)	490,332
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
935,000	4.25%, 06/15/25 (c)	981,535
565,000	4.38%, 06/15/25 (c)	594,227
	New Jersey Economic Development Motor Vehicle, Series A (RB)
335,000	3.38%, 07/01/27 (c)	331,265
440,000	4.00%, 07/01/27 (c)	439,978
435,000	4.00%, 07/01/27 (c)	436,936
365,000	5.00%, 07/01/27 (c)	401,613
	New Jersey Educational Facilities Authority, Higher Education Capital Improvement, Series A (RB)
1,100,000	5.00%, 09/01/24 (c)	1,206,678
225,000	5.00%, 09/01/24	250,101
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	250,445
530,000	New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/24 (c)	613,454
200,000	New Jersey Educational Facilities Authority, Series A (RB) 5.00%, 07/01/25 (c)	234,890
1,590,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,670,327
20,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp. (RB) 5.00%, 07/01/25	23,239
200,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp., Series A (RB) (AGM) 5.00%, 07/01/25 (c)	224,936
	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
1,060,000	3.00%, 07/01/26 (c)	973,324
310,000	3.38%, 07/01/27 (c)	292,594
100,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB) 3.00%, 07/01/26 (c)	88,324
	New Jersey State Turnpike Authority, Series A (RB)
865,000	5.00%, 07/01/24 (c)	980,633
765,000	5.00%, 07/01/24 (c)	869,514
	New Jersey State Turnpike Authority, Series B (RB)
2,900,000	5.00%, 01/01/28 (c)	3,354,517
1,070,000	5.00%, 01/01/28 (c)	1,241,500
115,000	5.00%, 01/01/28 (c)	133,944
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
2,600,000	5.00%, 08/24/18 (c)	2,605,954
925,000	5.00%, 08/24/18 (c)	927,118
750,000	5.00%, 06/15/26 (c)	844,342
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
265,000	4.25%, 06/15/25 (c)	279,851
320,000	4.63%, 06/15/25 (c)	338,595
515,000	5.00%, 08/24/18 (c)	516,179
630,000	5.00%, 06/15/23 (c)	679,260
295,000	5.00%, 06/15/23 (c)	316,417
1,110,000	5.00%, 06/15/23 (c)	1,205,127
360,000	5.00%, 06/15/24 (c)	396,641
1,195,000	5.25%, 06/15/23 (c)	1,289,501
300,000	5.25%, 06/15/25 (c)	335,682
435,000	5.25%, 06/15/25 (c)	484,760
450,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24 (c)	485,554
	New Jersey Turnpike Authority, Series A (RB)
1,565,000	5.00%, 07/01/24 (c)	1,761,407
800,000	5.00%, 07/01/24 (c)	898,536
1,800,000	5.00%, 07/01/24 (c)	2,030,094
585,000	5.00%, 07/01/24 (c)	661,489
330,000	5.00%, 07/01/24 (c)	372,570
375,000	5.00%, 01/01/26 (c)	424,515
30,000	5.00%, 01/01/26 (c)	34,154
105,000	5.00%, 01/01/26 (c)	120,064
270,000	5.00%, 01/01/27 (c)	309,452
2,000,000	5.00%, 01/01/27 (c)	2,326,120
95,000	New Jersey Turnpike Authority, Series C (RB) 5.00%, 01/01/25	110,029
	New Jersey Turnpike Authority, Series E (RB)
200,000	5.00%, 01/01/25	231,640
340,000	5.00%, 01/01/25 (c)	384,479
150,000	5.00%, 01/01/27	177,419
200,000	5.00%, 01/01/28 (c)	232,946
100,000	5.00%, 01/01/28 (c)	118,366
2,130,000	New Jersey Turnpike Authority, Series G (RB) (AGM) 4.00%, 01/01/28 (c)	2,265,724
625,000	State of New Jersey, Various Purpose (GO) 5.00%, 06/01/27	722,362
	State of New Jersey, Various Purposes (GO)
700,000	5.00%, 06/01/25 (c)	783,104
130,000	5.00%, 06/01/25 (c)	147,577
225,000	State University of New Jersey, Rutgers, Series M (RB) 5.00%, 05/01/26 (c)	256,559
1,250,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	1,413,650
600,000	Union County, Series B (GO) 3.00%, 09/01/25 (c)	603,804
		57,716,443
New Mexico: 0.5%
500,000	Albuquerque Bernalillo County Water Utility Authority (RB) 2.85%, 07/01/25 (c)	499,600
1,285,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/25 (c)	1,497,539
275,000	Albuquerque Municipal School District No. 12 (GO) (SAW) 5.00%, 08/01/26	325,647
3,180,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	3,652,580
500,000	Regents of the University of New Mexico, Series A (RB) 2.50%, 06/01/26 (c)	472,310
	State of New Mexico, Series A (GO)
250,000	5.00%, 03/01/25	291,830
100,000	5.00%, 07/01/25	116,957
750,000	State of New Mexico, Series B (GO) 5.00%, 03/01/25	875,490
		7,731,953
New York: 13.8%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM)
955,000	4.00%, 01/15/27 (c)	1,014,086
500,000	5.00%, 01/15/27 (c)	560,285
1,740,000	5.00%, 01/15/27 (c)	1,974,465
5,000	City of Monroe, Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23 (c)	5,637
	City of New York, Series A (GO)
15,000	5.00%, 08/01/24 (c)	17,266
1,000,000	5.00%, 08/01/25 (c)	1,164,460
750,000	5.00%, 08/01/25 (c)	875,970
2,160,000	5.00%, 08/01/26 (c)	2,511,821
500,000	5.00%, 08/01/27 (c)	593,950
640,000	City of New York, Series A-1 (GO) 5.25%, 08/01/23 (c)	736,147
395,000	City of New York, Series B (GO) 5.00%, 12/01/26 (c)	461,072
910,000	City of New York, Series B-1 (GO) 5.25%, 10/01/27 (c)	1,090,699
	City of New York, Series C (GO)
735,000	5.00%, 08/01/26	870,365
225,000	5.00%, 02/01/27 (c)	265,181
	City of New York, Series C and D (GO)
1,000,000	5.00%, 02/01/26 (c)	1,175,180
400,000	5.00%, 02/01/26 (c)	463,536
20,000	5.00%, 02/01/26 (c)	23,369
500,000	5.00%, 08/01/26	592,085
1,250,000	5.00%, 02/01/28 (c)	1,459,775
660,000	5.00%, 02/01/28 (c)	790,086
	City of New York, Series D-1 (GO)
1,760,000	5.00%, 08/01/23 (c)	1,998,251
190,000	5.00%, 08/01/23 (c)	216,397
	City of New York, Series E (GO)
15,000	5.00%, 08/01/23 (c)	16,841
540,000	5.00%, 08/01/26 (c)	627,955
550,000	5.00%, 08/01/26	651,293
	City of New York, Series E-1 (GO)
1,000,000	5.00%, 03/01/28 (c)	1,173,630
1,000,000	5.25%, 03/01/28 (c)	1,196,250
1,500,000	5.25%, 03/01/28 (c)	1,820,970
165,000	City of New York, Series I (GO) 5.00%, 08/01/23 (c)	187,923
1,225,000	City of New York, Series I-1 (GO) 5.00%, 03/01/24 (c)	1,382,890
	City of New York, Series J (GO)
405,000	5.00%, 08/01/24 (c)	458,411
20,000	5.00%, 08/01/24 (c)	22,685
185,000	City of New York, Series J-7 (GO) 5.00%, 08/01/26	219,071
165,000	County of Monroe, Industrial Development Corp., Rochester General Hospital Project, Series B (RB) 3.60%, 12/01/22 (c)	167,978
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
325,000	3.00%, 07/01/26 (c)	317,288
275,000	4.00%, 07/01/26 (c)	282,128
500,000	5.00%, 07/01/26 (c)	563,585
1,000,000	5.00%, 07/01/26	1,161,330
100,000	5.00%, 07/01/26 (c)	113,617
275,000	5.00%, 07/01/26 (c)	315,568
300,000	5.00%, 07/01/26 (c)	341,754
770,000	Erie County Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW) 5.00%, 11/01/25 (c)	901,300
	Hudson Yards Infrastructure Corp., Series A (RB)
450,000	5.00%, 02/15/27 (c)	519,529
280,000	5.00%, 02/15/27 (c)	326,480
	Long Island Power Authority (RB)
210,000	5.00%, 09/01/24	241,870
750,000	5.00%, 09/01/27 (c)	865,222
500,000	5.00%, 09/01/27 (c)	579,390
250,000	5.00%, 09/01/27 (c)	290,993
30,000	Long Island Power Authority, Series B (RB) 5.00%, 09/01/26 (c)	34,955
	Metropolitan Transportation Authority, Series A (RB)
250,000	4.00%, 11/15/26 (c)	262,588
20,000	4.00%, 11/15/26	22,439
25,000	5.00%, 11/15/24	28,913
125,000	5.25%, 11/15/26 (c)	148,418
120,000	5.25%, 11/15/26 (c)	143,464
100,000	5.25%, 11/15/26 (c)	118,408
1,430,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	1,636,821
	Metropolitan Transportation Authority, Series A-2 (RB)
1,000,000	5.00%, 05/15/27 (c)	1,160,120
125,000	5.00%, 05/15/27 (c)	147,241
	Metropolitan Transportation Authority, Series B (RB)
20,000	5.00%, 05/15/24 (c)	23,274
25,000	5.00%, 05/15/24 (c)	29,093
20,000	5.00%, 05/15/24 (c)	22,968
120,000	5.00%, 11/15/24	138,782
20,000	5.00%, 11/15/25	23,340
420,000	5.00%, 11/15/27	497,343
335,000	5.00%, 11/15/28	400,127
	Metropolitan Transportation Authority, Series B-2 (RB)
2,000,000	4.00%, 11/15/27 (c)	2,145,880
15,000	5.00%, 11/15/26 (c)	17,570
150,000	5.00%, 11/15/27 (c)	176,412
	Metropolitan Transportation Authority, Series C (RB)
135,000	5.00%, 11/15/24 (c)	158,112
1,000,000	5.00%, 11/15/24 (c)	1,129,650
1,340,000	5.00%, 11/15/25 (c)	1,548,316
	Metropolitan Transportation Authority, Series C-1 (RB)
1,000,000	4.00%, 05/15/28 (c)	1,062,400
395,000	4.00%, 05/15/28 (c)	416,595
20,000	5.00%, 11/15/24	23,130
10,000	5.00%, 11/15/26 (c)	11,489
900,000	5.00%, 11/15/26 (c)	1,046,925
2,000,000	5.00%, 05/15/28 (c)	2,322,220
400,000	5.00%, 05/15/28 (c)	468,500
2,540,000	5.00%, 05/15/28 (c)	2,951,556
1,170,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	670,047
	Metropolitan Transportation Authority, Series D (RB)
1,025,000	4.00%, 11/15/26 (c)	1,080,411
110,000	5.00%, 11/15/26 (c)	127,340
1,280,000	5.00%, 11/15/26 (c)	1,475,661
	Metropolitan Transportation Authority, Series D-1 (RB)
690,000	5.00%, 11/15/24 (c)	778,182
105,000	5.00%, 11/15/24 (c)	118,742
160,000	5.00%, 11/15/25 (c)	184,414
25,000	Metropolitan Transportation Authority, Series F (RB) 5.00%, 11/15/25	29,175
	Nassau County Interim Finance Authority, Series A (RB)
10,000	5.00%, 11/15/24	11,725
20,000	5.00%, 11/15/25	23,810
1,300,000	Nassau County, New York General Impovement, Series A (GO) 5.00%, 04/01/24 (c)	1,461,096
	Nassau County, New York General Impovement, Series B (GO)
645,000	5.00%, 04/01/24 (c)	724,928
110,000	5.00%, 10/01/26 (c)	126,165
115,000	Nassau County, Series B (GO) 5.00%, 04/01/24 (c)	127,463
310,000	New York City Housing Development Corp., Multi-Family Housing, Series H (RB) 2.95%, 05/01/25 (c) (p)	312,452
500,000	New York City Housing Development Corp., Series G- 1 (RB) 3.10%, 11/01/25 (c)	490,925
1,255,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,378,655
355,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	407,547
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
955,000	5.00%, 12/15/19 (c)	999,856
460,000	5.00%, 06/15/25 (c)	537,538
690,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 5.00%, 01/15/26 (c)	790,464
120,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW) 5.00%, 07/15/25 (c)	139,952
500,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW) 5.00%, 07/15/28 (c)	585,020
100,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate (RB) 5.00%, 05/01/24 (c)	115,562
255,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 3.50%, 08/01/24 (c)	259,702
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
2,450,000	4.00%, 05/01/26 (c)	2,611,161
150,000	5.00%, 08/01/24	173,843
880,000	5.00%, 08/01/25 (c)	1,021,038
3,055,000	5.00%, 08/01/25 (c)	3,502,374
135,000	5.00%, 08/01/25 (c)	155,980
1,500,000	5.00%, 05/01/26 (c)	1,717,095
1,100,000	5.00%, 05/01/26 (c)	1,264,967
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
260,000	5.00%, 08/01/24 (c)	298,176
300,000	5.00%, 08/01/24 (c)	343,866
10,000	5.00%, 08/01/24 (c)	11,505
30,000	5.00%, 08/01/24 (c)	34,423
785,000	5.00%, 11/01/25 (c)	905,325
450,000	5.00%, 11/01/25 (c)	518,013
1,015,000	5.00%, 08/01/26 (c)	1,166,164
1,750,000	5.00%, 08/01/26 (c)	2,048,742
300,000	5.00%, 08/01/26 (c)	347,928
540,000	5.00%, 08/01/26 (c)	623,338
350,000	5.00%, 08/01/27 (c)	405,436
1,000,000	5.00%, 08/01/27 (c)	1,166,120
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
100,000	5.00%, 05/01/25 (c)	116,918
20,000	5.00%, 11/01/25 (c)	23,454
2,500,000	5.00%, 05/01/27 (c)	2,930,350
1,500,000	5.00%, 05/01/27 (c)	1,736,745
460,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 5.00%, 02/01/24 (c)	522,519
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
100,000	3.00%, 02/01/26 (c)	97,241
15,000	4.00%, 02/01/26	16,605
1,000,000	5.00%, 02/01/26 (c)	1,152,230
500,000	5.00%, 02/01/26 (c)	568,850
1,500,000	5.00%, 02/01/26 (c)	1,738,260
2,115,000	5.00%, 02/01/26 (c)	2,458,751
1,155,000	5.00%, 02/01/27 (c)	1,352,632
25,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 02/01/23 (c)	27,891
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-3 (RB)
1,250,000	4.00%, 02/01/26 (c)	1,319,600
1,035,000	5.00%, 02/01/26 (c)	1,199,399
1,145,000	5.00%, 02/01/26 (c)	1,319,303
	New York City Trust for Cultural Resources The Museum of Modern Art, Series 1-E (RB)
160,000	4.00%, 04/01/26	178,174
705,000	4.00%, 10/01/26 (c)	770,643
850,000	4.00%, 10/01/26 (c)	937,660
120,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	139,070
25,000	New York City Water and Sewer System, Series HH (RB) 5.00%, 06/15/25 (c)	29,370
1,035,000	New York City, Series A (GO) 5.00%, 08/01/24	1,196,988
360,000	New York City, Series J (GO) 5.00%, 08/01/23 (c)	410,015
	New York State Dormitory Authority, Columbia University, Series A (RB)
20,000	5.00%, 10/01/25	23,809
25,000	5.00%, 10/01/27	30,479
	New York State Dormitory Authority, Columbia University, Series B (RB)
15,000	5.00%, 07/01/25 (c)	17,429
10,000	5.00%, 10/01/25	11,905
110,000	5.00%, 04/01/26 (c)	130,926
	New York State Dormitory Authority, Cornell University, Series A (RB)
200,000	4.00%, 07/01/26 (c)	212,542
230,000	5.00%, 07/01/26 (c)	268,532
225,000	New York State Dormitory Authority, Department of Health (RB) 5.00%, 07/01/25	263,939
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	876,314
105,000	New York State Dormitory Authority, Long Island Jewish Obligated Group (RB) 5.00%, 05/01/25 (c)	119,801
1,000,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/28 (c)	1,136,460
150,000	New York State Dormitory Authority, New York NYU Hospitals Center, Series A (RB) 5.00%, 07/01/26	176,537
	New York State Dormitory Authority, New York State University, Series A (RB)
200,000	5.00%, 07/01/25 (c)	228,694
20,000	5.00%, 07/01/25 (c)	22,802
30,000	5.00%, 07/01/25	35,129
20,000	New York State Dormitory Authority, New York State University, Series B (RB) 5.00%, 07/01/25 (c)	23,019
	New York State Dormitory Authority, New York University, Series A (RB)
20,000	5.00%, 04/01/26 (c)	23,681
260,000	5.00%, 07/01/26	309,280
250,000	5.00%, 07/01/27 (c)	293,330
250,000	5.00%, 07/01/27 (c)	296,585
385,000	5.00%, 07/01/28 (c)	457,873
505,000	New York State Dormitory Authority, Series 1 (RB) 4.00%, 07/01/27 (c)	538,123
	New York State Dormitory Authority, Series A (RB)
1,000,000	2.80%, 07/01/25 (c)	1,005,630
200,000	5.00%, 10/01/26 (c)	230,330
550,000	5.00%, 10/01/27 (c)	653,053
20,000	New York State Dormitory Authority, Series D (RB) (SAW) 5.00%, 10/01/25 (c)	23,076
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
100,000	5.00%, 02/15/23 (c)	111,111
795,000	5.00%, 02/15/24 (c)	908,192
1,550,000	5.00%, 02/15/24 (c)	1,754,305
250,000	5.00%, 02/15/24 (c)	286,438
10,000	5.00%, 02/15/24 (c)	11,329
10,000	5.00%, 10/01/24	11,587
1,500,000	5.00%, 02/15/25	1,749,420
2,000,000	5.00%, 03/15/25 (c)	2,266,700
1,760,000	5.00%, 03/15/25 (c)	2,016,450
150,000	5.00%, 03/15/25 (c)	170,489
100,000	5.00%, 03/15/25 (c)	115,690
1,040,000	5.00%, 08/15/26 (c)	1,224,080
715,000	5.00%, 02/15/27 (c)	833,097
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
125,000	5.00%, 02/15/25	145,785
15,000	5.00%, 02/15/25 (c)	17,327
1,015,000	5.00%, 02/15/25 (c)	1,155,973
285,000	5.00%, 09/15/25 (c)	333,020
2,000,000	5.00%, 08/15/27 (c)	2,347,360
385,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	436,451
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
315,000	5.00%, 08/15/26 (c)	368,758
540,000	5.00%, 08/15/26 (c)	635,580
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
510,000	5.00%, 02/15/25 (c)	583,792
305,000	5.00%, 02/15/25 (c)	352,305
180,000	5.00%, 09/15/25 (c)	205,645
350,000	5.00%, 09/15/25 (c)	401,079
215,000	5.00%, 09/15/25 (c)	248,484
175,000	5.25%, 09/15/25 (c)	203,476
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
660,000	5.00%, 03/15/23 (c)	739,504
1,285,000	5.00%, 03/15/24 (c)	1,458,179
510,000	5.00%, 03/15/24 (c)	577,300
735,000	5.00%, 03/15/24 (c)	841,538
250,000	5.00%, 03/15/24 (c)	284,398
10,000	5.00%, 03/15/25	11,682
20,000	5.00%, 03/15/25 (c)	23,244
25,000	5.00%, 09/15/26 (c)	28,891
25,000	5.00%, 09/15/26 (c)	29,087
1,010,000	5.00%, 09/15/26 (c)	1,197,739
2,380,000	5.00%, 09/15/26 (c)	2,797,523
1,000,000	5.00%, 03/15/27 (c)	1,162,420
1,405,000	5.00%, 03/15/27 (c)	1,629,716
150,000	5.00%, 03/15/27 (c)	176,874
515,000	5.00%, 03/15/27 (c)	604,234
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
1,640,000	5.00%, 09/15/25 (c)	1,887,361
500,000	5.00%, 09/15/25 (c)	573,670
340,000	5.00%, 09/15/25 (c)	392,238
110,000	5.00%, 09/15/25 (c)	129,795
170,000	5.00%, 09/15/25 (c)	197,555
10,000	New York State Environmental Facilities Corp., Master Finance Program, Series B (RB) 5.00%, 05/15/24 (c)	11,408
690,000	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB) 5.00%, 03/15/25 (c)	807,466
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
1,000,000	5.00%, 06/15/23	1,143,010
1,075,000	5.00%, 06/15/23 (c)	1,221,759
10,000	5.00%, 06/15/23 (c)	11,316
15,000	5.00%, 06/15/24 (c)	17,444
150,000	5.00%, 06/15/24 (c)	171,053
1,260,000	5.00%, 06/15/24 (c)	1,455,489
20,000	5.00%, 06/15/24 (c)	22,854
1,435,000	5.00%, 06/15/24 (c)	1,638,928
15,000	5.00%, 06/15/25 (c)	17,446
500,000	5.00%, 06/15/26 (c)	587,610
2,030,000	5.00%, 06/15/26 (c)	2,362,088
765,000	5.00%, 06/15/26 (c)	896,067
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
1,080,000	3.00%, 06/15/27 (c)	1,065,474
500,000	5.00%, 06/15/27 (c)	586,275
1,000,000	5.00%, 06/15/27 (c)	1,175,990
500,000	5.00%, 06/15/27	602,845
	New York State Thruway Authority, Series A (RB)
600,000	5.00%, 01/01/26 (c)	679,224
625,000	5.00%, 01/01/26 (c)	713,769
	New York State Thruway Authority, Series J (RB)
2,150,000	5.00%, 01/01/24 (c)	2,441,518
1,540,000	5.00%, 01/01/24 (c)	1,752,181
515,000	5.00%, 01/01/24 (c)	587,363
	New York State Thruway Authority, Series K (RB)
985,000	5.00%, 01/01/25 (c)	1,115,719
1,000,000	5.00%, 01/01/25 (c)	1,133,340
	New York State Thruway Authority, Series L (RB)
1,500,000	5.00%, 01/01/28 (c)	1,749,780
1,000,000	5.00%, 01/01/28 (c)	1,161,160
800,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/23 (c)	895,248
	New York State Urban Development Corp., State Personal Income Tax, Series A (RB)
115,000	5.00%, 03/15/24 (c)	130,175
780,000	5.00%, 03/15/24 (c)	884,239
160,000	5.00%, 03/15/24 (c)	184,013
110,000	5.00%, 03/15/25	128,505
1,010,000	5.00%, 09/15/25 (c)	1,160,217
990,000	5.00%, 03/15/26	1,169,744
670,000	5.00%, 03/15/26 (c)	776,463
1,050,000	5.00%, 03/15/26 (c)	1,228,678
	New York State Urban Development Corp., State Personal Income Tax, Series B (RB)
1,100,000	5.00%, 03/15/24 (c)	1,248,863
100,000	5.00%, 09/15/25 (c)	116,564
	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
1,025,000	5.00%, 03/15/23 (c)	1,147,508
510,000	5.00%, 03/15/23 (c)	573,821
1,295,000	5.00%, 03/15/23 (c)	1,450,996
690,000	5.00%, 03/15/23 (c)	776,347
2,500,000	5.00%, 03/15/27	2,981,850
2,000,000	5.00%, 09/15/27 (c)	2,334,380
350,000	5.00%, 09/15/27 (c)	410,658
	New York State Urban Development Corp., State Personal Income Tax, Series E (RB)
235,000	5.00%, 03/15/23 (c)	264,077
20,000	5.00%, 03/15/23 (c)	22,503
10,000	Port Authority of New York and New Jersey, Series 178 (RB) 5.00%, 12/01/23 (c)	11,304
	Port Authority of New York and New Jersey, Series 179 (RB)
100,000	5.00%, 12/01/23 (c)	112,880
380,000	5.00%, 12/01/23 (c)	433,846
	Port Authority of New York and New Jersey, Series 183 (RB)
565,000	3.00%, 06/15/24 (c)	578,148
765,000	3.25%, 06/15/24 (c)	768,236
20,000	Port Authority of New York and New Jersey, Series 189 (RB) 5.00%, 05/01/25	23,534
	Port Authority of New York and New Jersey, Series 190 (RB)
1,200,000	5.00%, 05/01/20 (c)	1,267,428
100,000	5.00%, 05/01/20 (c)	105,904
10,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/24	11,684
	Port Authority of New York and New Jersey, Series 205 (RB)
1,000,000	5.00%, 11/15/27 (c)	1,180,550
840,000	5.00%, 11/15/27 (c)	1,000,759
	Sales Tax Asset Receivable Corp., Series A (RB)
335,000	3.00%, 10/15/24 (c)	339,164
3,140,000	5.00%, 10/15/24 (c)	3,605,850
1,200,000	5.00%, 10/15/24 (c)	1,386,252
2,225,000	5.00%, 10/15/24 (c)	2,567,561
130,000	5.00%, 10/15/24 (c)	150,259
285,000	5.00%, 10/15/24 (c)	330,306
615,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 195 (RB) 3.00%, 04/01/25 (c)	600,560
525,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 197 (RB) 2.60%, 04/01/25 (c)	495,700
500,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 203 (RB) 3.45%, 04/01/24 (c)	507,710
830,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 208 (RB) 3.60%, 04/01/27 (c)	838,607
10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	10,715
	Suffolk County, Series C (GO)
500,000	5.00%, 05/01/24 (c)	561,105
1,070,000	5.00%, 05/01/24 (c)	1,211,112
250,000	Town of Brookhaven, Series A (GO) 4.00%, 02/01/23 (c)	268,170
	Town of Oyster Bay (GO) (AGM)
115,000	4.00%, 08/01/22 (c)	120,361
485,000	4.00%, 08/01/22 (c)	508,173
175,000	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM) 3.25%, 03/01/21 (c)	177,907
	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM)
750,000	3.00%, 02/01/25	763,327
100,000	4.00%, 11/01/20 (c)	103,277
	Triborough Bridge and Tunnel Authority, Series A (RB)
25,000	5.00%, 11/15/24	29,232
20,000	5.00%, 05/15/26 (c)	23,302
	Triborough Bridge and Tunnel Authority, Series B (RB)
1,550,000	5.00%, 05/15/27 (c)	1,819,173
1,255,000	5.00%, 05/15/27 (c)	1,463,355
1,070,000	5.00%, 05/15/27 (c)	1,252,178
1,350,000	5.00%, 05/15/27 (c)	1,589,058
1,000,000	5.00%, 05/15/27 (c)	1,208,340
1,035,000	5.00%, 05/15/27 (c)	1,223,598
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,000,000	5.00%, 11/15/27	1,209,680
500,000	5.00%, 11/15/28	613,760
	Utility Debt Securitization Authority (RB)
1,050,000	3.00%, 12/15/25 (c)	1,045,117
125,000	5.00%, 12/15/25 (c)	146,829
1,685,000	5.00%, 12/15/25 (c)	1,946,006
	Utility Debt Securitization Authority, Series A (RB)
430,000	5.00%, 06/15/24 (c)	497,484
240,000	5.00%, 06/15/25 (c)	279,295
160,000	5.00%, 12/15/25 (c)	187,941
325,000	5.00%, 06/15/26 (c)	385,768
610,000	5.00%, 06/15/26 (c)	710,260
	Utility Debt Securitization Authority, Series B (RB)
10,000	5.00%, 06/15/22 (c)	11,171
1,115,000	5.00%, 06/15/26 (c)	1,308,631
	Utility Debt Securitization Authority, Series E (RB)
1,400,000	5.00%, 12/15/23 (c)	1,600,522
1,705,000	5.00%, 12/15/23 (c)	1,953,862
1,080,000	5.00%, 12/15/23 (c)	1,240,002
25,000	Westchester County (GO) 5.00%, 11/15/24	29,328
		229,311,932
North Carolina: 1.1%
1,000,000	Buncombe County (RB) 5.00%, 06/01/25	1,173,190
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	487,444
15,000	City of Raleigh, Series A (GO) 5.00%, 09/01/24	17,489
	County of Guilford (GO)
135,000	4.00%, 03/01/26	150,680
1,000,000	5.00%, 03/01/27	1,203,960
500,000	County of Wake NC, Series A (RB) 5.00%, 12/01/26 (c)	588,525
590,000	Forsyth County (GO) 3.00%, 03/01/27 (c)	576,436
	Mecklenburg County, Series A (GO)
900,000	4.00%, 04/01/27 (c)	982,548
1,000,000	4.00%, 04/01/27 (c)	1,099,800
	Mecklenburg County, Series B (GO)
250,000	2.00%, 12/01/26 (c)	216,198
10,000	5.00%, 12/01/24	11,704
500,000	5.00%, 12/01/25	594,285
15,000	North Carolina Medical Care Commission, Duke University Health System, Series A (RB) 5.00%, 06/01/26	17,663
10,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	10,679
365,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	433,708
500,000	North Carolina Medical Care Commission, Mission Health Combined Group (RB) 5.00%, 10/01/27 (c)	519,335
355,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 3.00%, 08/31/18 (c)	351,734
540,000	North Carolina State, Series C (RB) 5.00%, 05/01/24 (c)	621,821
500,000	North Carolina Turnpike Authority (RB) 5.00%, 01/01/27 (c)	565,915
75,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/25 (c)	86,705
500,000	State of North Carolina, Series A (GO) 5.00%, 06/01/26	597,800
	State of North Carolina, Series B (RB)
1,000,000	3.00%, 05/01/27 (c)	978,140
1,000,000	5.00%, 05/01/25	1,173,280
115,000	5.00%, 06/01/25	135,076
1,500,000	5.00%, 06/01/26 (c)	1,780,380
115,000	5.00%, 06/01/26	136,587
1,000,000	5.00%, 05/01/27 (c)	1,185,790
1,085,000	State of North Carolina, Series C (RB) 5.00%, 05/01/24 (c)	1,237,442
	Wake County, Public Improvement (GO)
1,805,000	3.00%, 09/01/24 (c)	1,876,297
115,000	5.00%, 09/01/24	134,085
		18,944,696
North Dakota: 0.2%
1,000,000	County of Ward ND, Series C (RB) 5.00%, 06/01/28 (c)	1,106,270
	North Dakota Public Finance Authority, Series A (RB)
1,085,000	5.00%, 10/01/24 (c)	1,245,037
900,000	5.00%, 10/01/24 (c)	1,039,437
		3,390,744
Ohio: 2.4%
670,000	American Municipal Power, Inc., Prairie State Energy Campus, Series A (RB) 5.00%, 02/15/20 (c)	701,396
	City of Cincinnati, Series A (GO)
10,000	4.00%, 12/01/24	10,971
15,000	5.00%, 12/01/24	17,402
500,000	City of Cleveland, Income Tax Revenue, Series B-2 (RB) 5.00%, 04/01/28 (c)	585,165
	City of Columbus, Ohio Sewerage Revenue (RB)
300,000	5.00%, 12/01/24 (c)	345,168
250,000	5.00%, 12/01/24 (c)	285,275
25,000	5.00%, 12/01/24 (c)	29,083
500,000	5.00%, 12/01/24 (c)	577,185
	City of Columbus, Series 1 (GO)
250,000	4.00%, 04/01/27	278,425
200,000	4.00%, 10/01/27 (c)	218,598
250,000	5.00%, 10/01/27 (c)	300,215
750,000	5.00%, 10/01/27 (c)	896,580
	City of Columbus, Series A (GO)
1,475,000	3.00%, 02/15/24 (c)	1,511,359
800,000	4.00%, 02/15/24 (c)	860,816
35,000	4.00%, 08/15/24	38,647
1,075,000	5.00%, 02/15/24 (c)	1,235,304
	City of Columbus, Various Purpose, Series A (GO)
300,000	3.00%, 07/01/25 (c)	301,674
500,000	3.00%, 07/01/25 (c)	506,240
750,000	3.00%, 07/01/25 (c)	771,262
960,000	3.00%, 08/15/25 (c)	945,706
750,000	3.10%, 07/01/25 (c)	753,705
1,450,000	3.20%, 07/01/25 (c)	1,458,033
1,000,000	City of Toledo, Water System Revenue (RB) 5.00%, 05/15/23 (c)	1,118,300
10,000	Cleveland Municipal School District, Series A (GO) (SD CRED PROG) 5.00%, 06/01/23 (c)	11,059
1,000,000	County of Allen OH Hospital Facilities Revenue, Series A (RB) 5.00%, 02/01/28 (c)	1,151,720
1,805,000	County of Butler OH (RB) 5.00%, 11/15/27 (c)	2,059,469
250,000	County of Cuyahoga OH (RB) 5.00%, 02/15/27 (c)	276,685
	Cuyahoga Community College District (GO)
500,000	4.00%, 06/01/26 (c)	530,700
350,000	4.00%, 06/01/26 (c)	372,995
	Cuyahoga County (RB)
350,000	3.13%, 12/01/24 (c)	344,544
30,000	5.00%, 06/01/24 (c)	34,027
100,000	5.00%, 02/15/27 (c)	109,901
290,000	Cuyahoga County, Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	322,277
	Dayton City School District (GO) (SD CRED PROG)
305,000	5.00%, 11/01/26	355,807
35,000	5.00%, 11/01/28	41,372
95,000	5.00%, 11/01/29	112,720
15,000	Franklin County Convention Facilities Authority (RB) 5.00%, 12/01/24 (c)	17,088
	Franklin County, Series A (RB)
145,000	5.00%, 11/01/27 (c)	168,261
125,000	5.00%, 11/01/27 (c)	146,264
100,000	5.00%, 11/01/27 (c)	117,543
340,000	Hamilton County, Ohio Sales Tax Revenue, Series A (RB) 5.00%, 12/01/26 (c)	395,774
	Hamilton County, Ohio Sewer System Revenue, Series A (RB)
100,000	5.00%, 12/01/24 (c)	114,361
375,000	5.00%, 12/01/24 (c)	429,799
	Kent State University (RB)
35,000	5.00%, 05/01/25	40,613
20,000	5.00%, 05/01/26 (c)	23,241
20,000	Miami University (RB) 5.00%, 09/01/25	23,353
	Ohio Turnpike & Infrastructure Commission, Series A (RB)
500,000	5.00%, 02/15/28 (c)	584,655
500,000	5.00%, 02/15/28 (c)	586,925
500,000	5.00%, 02/15/28 (c)	589,205
1,000,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 03/01/28 (c)	1,207,900
125,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	147,388
	Ohio Water Development Authority, Fresh Water, Series B (RB)
140,000	5.00%, 06/01/26 (c)	162,585
1,000,000	5.00%, 12/01/26 (c)	1,170,520
200,000	5.00%, 12/01/26 (c)	234,756
10,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/25	11,753
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
20,000	5.00%, 12/01/25 (c)	23,461
30,000	5.00%, 12/01/25 (c)	35,390
	State of Ohio, Cleveland Clinic Health System, Series A (RB)
760,000	4.00%, 01/01/28 (c)	802,735
115,000	5.00%, 01/01/27	136,499
115,000	5.00%, 01/01/28 (c)	136,435
100,000	5.00%, 01/01/28 (c)	116,741
110,000	5.00%, 01/01/28 (c)	131,107
530,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	616,692
1,000,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,168,750
100,000	State of Ohio, Infrastructure Project, Series 1 (RB) 5.00%, 12/15/24	116,231
225,000	State of Ohio, Major New State Infrastructure Project (RB) 5.00%, 06/15/26 (c)	263,198
100,000	State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	117,861
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	584,450
	State of Ohio, Series A (GO)
1,350,000	5.00%, 03/15/24 (c)	1,527,390
25,000	5.00%, 03/15/24 (c)	28,243
25,000	5.00%, 08/01/25	29,428
3,000,000	5.00%, 09/15/26	3,577,140
100,000	State of Ohio, Series B (GO) 4.00%, 03/01/24 (c)	108,526
385,000	State of Ohio, Series C (GO) 5.00%, 08/01/27	462,808
	State of Ohio, Transportation Building Fund Projects, Series A (RB)
700,000	5.00%, 04/01/25 (c)	802,620
600,000	5.00%, 04/01/28 (c)	706,614
450,000	5.00%, 04/01/28 (c)	525,820
585,000	5.00%, 04/01/28 (c)	686,252
1,345,000	State of Ohio, University Hospitals Health System, Series A (RB) 5.00%, 01/15/23 (c)	1,459,836
		39,805,996
Oklahoma: 0.4%
330,000	Canadian County Educational Facilities Authority (RB) 3.00%, 09/01/26 (c)	326,921
	Grand River Dam Authority, Series A (RB)
1,065,000	5.00%, 06/01/24 (c)	1,206,112
110,000	5.00%, 06/01/24 (c)	124,766
130,000	5.00%, 06/01/24 (c)	148,741
310,000	5.00%, 06/01/26	366,975
120,000	5.00%, 12/01/26 (c)	139,878
100,000	5.00%, 12/01/26 (c)	116,971
	Oklahoma Capitol Improvement Authority, Series A (RB)
100,000	5.00%, 07/01/24 (c)	114,135
1,025,000	5.00%, 07/01/24 (c)	1,158,424
10,000	5.00%, 07/01/24 (c)	11,509
250,000	5.00%, 07/01/24 (c)	286,375
15,000	Oklahoma Development Finance Authority, Health System Revenue, Series A (RB) 5.00%, 08/15/25 (c)	17,084
565,000	Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	651,643
100,000	Oklahoma Turnpike Authority, Series D (RB) 5.00%, 01/01/27	119,364
100,000	Oklahoma Turnpike Authority, Series E (RB) 5.00%, 01/01/27 (c)	117,535
530,000	Tulsa County Industrial Authority (RB) 5.00%, 09/01/25 (c)	612,134
500,000	Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	514,965
30,000	University of Oklahoma, Series C (RB) 5.00%, 07/01/25 (c)	34,122
		6,067,654
Oregon: 1.0%
385,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	411,911
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
930,000	0.00%, 06/15/27 (c) ^	528,445
1,030,000	0.00%, 06/15/27 (c) ^	614,766
500,000	Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	534,115
500,000	North Clackamas School District No. 12 (GO) (SBG) 5.00%, 06/15/24 (c)	572,825
200,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	229,200
195,000	Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB) 5.00%, 10/01/26 (c)	217,513
25,000	Oregon State Lottery, Department of Administrative Services, Series B (RB) 5.00%, 04/01/24 (c)	28,665
120,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/27 (c)	142,824
115,000	Portland Community College District (GO) 5.00%, 06/15/26 (c)	135,419
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	145,821
	State of Oregon Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
250,000	4.00%, 11/15/24 (c)	264,805
1,750,000	5.00%, 11/15/24 (c)	2,016,157
1,500,000	5.00%, 11/15/24 (c)	1,723,425
225,000	5.00%, 11/15/24	262,654
125,000	5.00%, 11/15/24 (c)	144,961
250,000	5.00%, 11/15/24 (c)	287,238
745,000	5.00%, 11/15/24 (c)	861,138
1,010,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	1,196,921
	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB)
1,010,000	5.00%, 04/01/25 (c)	1,172,822
1,860,000	5.00%, 04/01/25 (c)	2,162,343
450,000	State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	479,763
145,000	State of Oregon, Series A (GO) 5.00%, 05/01/27 (c)	170,452
10,000	State of Oregon, Series F (GO) 5.00%, 05/01/26 (c)	11,720
235,000	Tri-County Metropolitan Transportation District of Oregon, Ser (RB) 5.00%, 10/01/26	274,543
350,000	Washington and Clackamas Counties, Tigard-Tualatin School District No. 23 (GO) (SBG) 5.00%, 06/15/26	415,170
	Washington and Multnomah Counties, Beaverton School District 48, Series B (GO) (SBG)
115,000	5.00%, 06/15/24 (c)	129,998
750,000	5.00%, 06/15/24 (c)	857,467
325,000	Washington County (GO) 5.00%, 03/01/25	380,897
900,000	Washington Multnomah and Yamhill Counties, Hillsboro School District No. 1 (GO) (SBG) 5.00%, 06/15/27 (c)	1,043,793
		17,417,771
Pennsylvania: 4.0%
100,000	Allegheny County Sanitary Authority (RB) (AGM) 4.00%, 12/01/26 (c)	104,613
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
10,000	5.00%, 12/01/25	11,709
290,000	5.00%, 12/01/25 (c)	331,386
670,000	Allegheny County, Series C-75 (GO) 5.00%, 11/01/26 (c)	777,850
475,000	Bensalem Township School District (GO) (SAW) 5.00%, 12/01/23 (c)	537,196
750,000	Chester County, Series A (GO) 4.00%, 07/15/26 (c)	823,297
380,000	City of Philadelphia (GO) (AGM) 5.00%, 08/01/27 (c)	437,920
1,000,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,139,940
	City of Philadelphia, Series A (GO)
500,000	5.00%, 08/01/24	566,835
250,000	5.00%, 08/01/25 (c)	284,050
1,000,000	5.00%, 08/01/25 (c)	1,130,100
100,000	5.00%, 08/01/27 (c)	112,974
750,000	5.00%, 08/01/27 (c)	854,820
750,000	5.00%, 08/01/27 (c)	857,970
	City of Philadelphia, Water and Wastewater Revenue (RB)
20,000	5.00%, 10/01/24	23,099
110,000	5.00%, 10/01/25	128,718
10,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/24 (c)	11,431
10,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/25 (c)	11,455
500,000	Commonwealth Financing Authority (RB) 5.00%, 06/01/25 (c)	559,035
200,000	Commonwealth Financing Authority, Series A (RB) 5.00%, 06/01/25 (c)	223,222
	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
415,000	5.00%, 06/01/28 (c)	467,116
250,000	5.00%, 06/01/28 (c)	283,848
	Commonwealth of Pennsylvania, First Refunding Series (GO)
310,000	3.00%, 01/01/27 (c)	296,537
1,500,000	4.00%, 01/01/27 (c)	1,573,185
775,000	5.00%, 08/15/25	892,808
1,285,000	5.00%, 09/15/25	1,481,515
	Commonwealth of Pennsylvania, First Series (GO)
225,000	5.00%, 06/15/24 (c)	254,081
650,000	5.00%, 03/15/25 (c)	732,069
1,430,000	5.00%, 03/15/25 (c)	1,600,499
200,000	5.00%, 03/15/25 (c)	227,578
230,000	5.00%, 03/15/25 (c)	256,547
3,030,000	5.00%, 09/15/26	3,513,436
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
395,000	3.00%, 09/15/26 (c)	371,490
300,000	4.00%, 10/15/23 (c)	313,458
350,000	4.00%, 08/15/25 (c)	363,041
1,395,000	4.00%, 09/15/26 (c)	1,464,011
165,000	5.00%, 10/15/23 (c)	182,876
920,000	5.00%, 10/15/23 (c)	1,022,028
1,000,000	5.00%, 10/15/23 (c)	1,110,390
525,000	5.00%, 10/15/23 (c)	589,732
455,000	5.00%, 10/15/23 (c)	509,450
500,000	5.00%, 10/15/23 (c)	558,280
1,720,000	5.00%, 08/15/25 (c)	1,933,246
1,775,000	5.00%, 09/15/26	2,058,201
210,000	5.00%, 01/15/27 (c)	241,149
20,000	Dauphin County General Authority (RB) 4.00%, 06/01/26 (c)	20,735
	Delaware River Port Authority (RB)
100,000	5.00%, 01/01/24 (c)	111,670
200,000	5.00%, 01/01/24 (c)	222,808
	Douphin Country General Authority Health System, Series A (RB)
1,090,000	3.00%, 06/01/26 (c)	1,005,830
420,000	4.00%, 06/01/26 (c)	433,969
330,000	Lancaster County Hospital Authority (RB) 5.00%, 08/15/26	389,723
525,000	Montgomery County, Higher Education and Health Authority Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	599,539
385,000	Pennsylvania Economic Development Financing Authority (RB) 5.00%, 09/15/26 (c)	441,903
700,000	Pennsylvania Economic Development Financing Authority, Series A (RB) 5.00%, 08/01/24 (c)	789,831
100,000	Pennsylvania Gas Works Revenue, Thirteenth Series (RB) 5.00%, 08/01/24	113,783
	Pennsylvania Higher Educational Facilities Authority, Series A (RB)
1,000,000	3.38%, 11/15/27 (c)	958,890
725,000	4.00%, 08/15/26 (c)	785,037
275,000	5.00%, 08/15/27 (c)	321,329
250,000	5.00%, 08/15/27 (c)	287,608
1,000,000	5.00%, 08/15/27 (c)	1,180,680
985,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 5.00%, 06/15/26 (c)	1,119,187
1,040,000	Pennsylvania Higher Educational Facilities Authority, Series C (RB) 5.00%, 08/15/25	1,216,290
360,000	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education, Series AQ (RB) 5.00%, 06/15/25	417,211
125,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	122,883
700,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	665,021
20,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	20,402
360,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	362,542
300,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124B (RB) 3.20%, 10/01/26 (c)	294,618
20,000	Pennsylvania State University (RB) 5.00%, 09/01/26 (c)	23,366
	Pennsylvania Turnpike Commission (RB)
550,000	5.00%, 12/01/25 (c)	620,724
1,000,000	5.00%, 12/01/27	1,165,220
	Pennsylvania Turnpike Commission, Series A (RB)
370,000	5.00%, 12/01/24 (c)	411,914
15,000	5.00%, 12/01/26 (c)	16,774
750,000	5.00%, 12/01/26 (c)	857,437
110,000	5.00%, 12/01/26 (c)	128,044
310,000	5.00%, 12/01/26 (c)	357,365
300,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 06/01/25 (c)	339,765
	Pennsylvania Turnpike Commission, Series A-2 (RB)
750,000	5.00%, 06/01/26 (c)	837,870
175,000	5.00%, 12/01/27 (c)	202,830
100,000	5.00%, 12/01/27 (c)	117,145
	Pennsylvania Turnpike Commission, Series B (RB)
1,060,000	3.00%, 06/01/26 (c)	970,504
720,000	3.00%, 06/01/26 (c)	667,980
2,460,000	4.00%, 06/01/26 (c)	2,511,365
510,000	5.00%, 06/01/27 (c)	578,014
1,000,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	1,127,630
430,000	Pennsylvania Turnpike Commission, Series C (RB) 5.00%, 12/01/24 (c)	482,658
	Philadelphia Authority for Industrial Development (RB)
10,000	5.00%, 04/01/25 (c)	11,374
930,000	5.00%, 04/01/25 (c)	1,051,142
	Philadelphia Gas Works Co., Fourteenth Series (RB)
1,000,000	5.00%, 10/01/25	1,150,980
1,000,000	5.00%, 10/01/26 (c)	1,128,380
1,030,000	5.00%, 10/01/26 (c)	1,166,187
1,015,000	5.00%, 10/01/26 (c)	1,153,111
	Philadelphia School District, Series A (GO) (SAW)
400,000	5.00%, 09/01/28 (c)	453,128
450,000	5.00%, 09/01/28 (c)	513,891
250,000	5.00%, 09/01/28 (c)	286,418
	Philadelphia School District, Series F (GO) (SAW)
1,000,000	5.00%, 09/01/25	1,135,580
485,000	5.00%, 09/01/26 (c)	542,322
845,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	988,075
	State Public School Building Authority (RB) (AGM) (SAW)
260,000	5.00%, 12/01/26 (c)	290,547
1,000,000	5.00%, 12/01/26 (c)	1,138,510
965,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	1,106,353
		66,638,283
Rhode Island: 0.3%
125,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	146,028
	Rhode Island Commerce Corp., Series B (RB)
285,000	5.00%, 06/15/25	330,489
380,000	5.00%, 06/15/26 (c)	438,957
230,000	5.00%, 06/15/26 (c)	267,803
	Rhode Island Health and Educational Building Corp., Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,069,660
385,000	5.00%, 05/15/25 (c)	438,534
110,000	5.00%, 05/15/26 (c)	127,070
250,000	State of Rhode Island (GO) 5.00%, 08/01/27 (c)	293,478
	State of Rhode Island, Series D (GO)
1,500,000	5.00%, 08/01/24 (c)	1,715,730
250,000	5.00%, 08/01/24 (c)	286,858
200,000	5.00%, 08/01/24	230,938
		5,345,545
South Carolina: 0.7%
	Berkeley County, South Carolina School District, Series A (GO)
355,000	3.00%, 03/01/24 (c)	362,885
150,000	3.00%, 03/01/24 (c)	154,436
	Charleston Educational Excellence Finance Corp. (RB)
150,000	5.00%, 12/01/24 (c)	169,481
25,000	5.00%, 12/01/24 (c)	28,481
895,000	5.00%, 12/01/24	1,035,434
100,000	Dorchester County School District No. 2, Series A (GO) 4.00%, 03/01/24 (c)	107,120
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
100,000	3.00%, 06/01/26 (c)	96,781
135,000	3.13%, 06/01/26 (c)	131,468
175,000	3.25%, 06/01/26 (c)	171,453
250,000	5.00%, 06/01/26 (c)	289,185
480,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	477,970
325,000	Lancaster County School District (GO) 3.25%, 03/01/27 (c)	321,471
100,000	Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	113,448
	South Carolina Public Service Authority, Series A (RB)
895,000	5.00%, 12/01/24	1,008,468
235,000	5.00%, 06/01/25 (c)	263,515
200,000	5.00%, 06/01/26 (c)	224,606
1,145,000	5.00%, 06/01/26 (c)	1,269,141
	South Carolina Public Service Authority, Series C (RB)
1,560,000	5.00%, 12/01/24 (c)	1,707,529
100,000	5.00%, 12/01/24	112,678
390,000	5.00%, 12/01/24 (c)	436,562
110,000	5.00%, 12/01/24 (c)	121,195
1,000,000	South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,088,770
	South Carolina Transportation Infrastructure Bank (RB)
615,000	2.25%, 10/01/25 (c)	517,178
25,000	5.00%, 10/01/24	28,905
	York County, South Carolina Fort Mill School District No. 4, Series B (GO)
500,000	3.00%, 03/01/27 (c)	477,710
325,000	3.00%, 03/01/27 (c)	312,686
		11,028,556
South Dakota: 0.0%
235,000	South Dakota Health & Educational Facilities Authority (RB) 5.00%, 09/01/27 (c)	271,303
Tennessee: 1.0%
725,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/25	853,774
	City of Memphis, Series A (GO)
10,000	5.00%, 11/01/23 (c)	11,455
275,000	5.00%, 04/01/25	321,921
	Knox County Health Educational and Housing Facility Board (RB)
700,000	5.00%, 04/01/27 (c)	771,806
490,000	5.00%, 04/01/27 (c)	543,341
1,000,000	Memphis-Shelby County Industrial Development Board, Series B (RB) 5.00%, 11/01/26 (c)	1,159,370
	Metropolitan Government of Nashville and Davidson County (GO)
915,000	2.50%, 07/01/26 (c)	862,387
1,330,000	4.00%, 07/01/26 (c)	1,415,333
545,000	4.00%, 07/01/26 (c)	583,526
335,000	4.00%, 07/01/27	371,250
1,700,000	4.00%, 07/01/27 (c)	1,866,940
2,585,000	4.00%, 07/01/27 (c)	2,754,550
915,000	4.75%, 07/01/26	1,061,976
100,000	5.00%, 01/01/26	117,858
25,000	5.00%, 07/01/26 (c)	29,033
235,000	5.00%, 07/01/26 (c)	274,005
400,000	Metropolitan Government of Nashville and Davidson County, Series C (GO) 5.00%, 07/01/25 (c)	467,548
600,000	Metropolitan Government of Nashville and Davidson County, Vanderbilt University Center, Series A (RB) 5.00%, 07/01/26 (c)	681,246
200,000	Shelby County Health Educational and Housing Facilities Board (RB) 5.00%, 05/01/27 (c)	232,906
	State of Tennessee, Series B (GO)
25,000	5.00%, 08/01/24	29,111
15,000	5.00%, 09/01/24 (c)	17,461
500,000	Tennessee Housing Development Agency, Residential Finance Program (RB) 3.50%, 07/01/27 (c)	498,260
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB)
150,000	5.00%, 11/01/27 (c)	177,924
395,000	5.00%, 11/01/27 (c)	464,646
250,000	5.00%, 11/01/27	302,915
750,000	5.00%, 11/01/27 (c)	900,495
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB)
20,000	5.00%, 11/01/25 (c)	23,512
30,000	5.00%, 11/01/25	35,532
		16,830,081
Texas: 9.9%
	Aldine Independent School District, Series A (GO)
1,000,000	4.00%, 02/15/27 (c)	1,063,950
675,000	4.00%, 02/15/27 (c)	713,502
130,000	5.00%, 02/15/25 (c)	149,653
700,000	5.00%, 02/15/27 (c)	826,098
1,000,000	5.00%, 02/15/27 (c)	1,180,980
135,000	Allen Independent School District (GO) 5.00%, 02/15/26	158,556
500,000	Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	578,675
10,000	Arlington Independent School District (GO) 5.00%, 02/15/25	11,610
425,000	Arlington Independent School District, Series A (GO) 5.00%, 02/15/23 (c)	477,666
	Austin Convention Enterprises, Inc., Series A (RB)
145,000	5.00%, 01/01/27 (c)	164,543
665,000	5.00%, 01/01/27 (c)	754,994
345,000	5.00%, 01/01/27 (c)	393,759
	Austin Convention Enterprises, Inc., Series B (RB)
500,000	5.00%, 01/01/27 (c)	546,615
500,000	5.00%, 01/01/27 (c)	551,940
500,000	Austin Independent School District (GO) 4.00%, 08/01/26 (c)	528,025
	Austin Independent School District, Series B (GO)
780,000	5.00%, 08/01/24	903,505
500,000	5.00%, 08/01/26 (c)	585,355
100,000	Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	116,288
	Bexar County (GO)
500,000	4.00%, 06/15/25 (c)	528,270
1,000,000	5.00%, 06/15/26 (c)	1,156,680
1,100,000	Bexar County Hospital District (GO) 5.00%, 02/15/25	1,272,766
100,000	Birdville Independent School District (GO) 5.00%, 02/15/25	116,429
250,000	Birdville Independent School District, Series B (GO) 5.00%, 02/15/25 (c)	287,470
535,000	Board of Regents of Texas A&M University System, Series A (RB) 5.50%, 07/01/25 (c)	645,365
1,175,000	Board of Regents of Texas A&M University System, Series C (RB) 5.00%, 05/15/25	1,378,075
1,330,000	Board of Regents of the University of Texas System (RB) 5.00%, 08/15/24	1,545,939
	Board of Regents of the University of Texas System, Series A (RB)
930,000	5.00%, 03/15/25 (c)	1,074,689
525,000	5.00%, 07/01/25 (c)	604,611
	Board of Regents of the University of Texas System, Series B (RB)
100,000	5.00%, 08/15/24 (c)	114,166
125,000	5.00%, 07/01/26 (c)	147,408
	Board of Regents of the University of Texas System, Series D (RB)
785,000	5.00%, 08/15/24	912,453
180,000	5.00%, 08/15/25	212,044
	Board of Regents of the University of Texas System, Series E (RB)
270,000	5.00%, 08/15/26	321,678
520,000	5.00%, 08/15/27	626,428
	Board of Regents of the University of Texas System, Series J (RB)
20,000	5.00%, 08/15/25	23,560
25,000	5.00%, 08/15/26 (c)	29,685
250,000	Board of Regents of University of North Texas, Series A (RB) 5.00%, 04/15/27	297,310
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	278,785
625,000	5.00%, 01/01/26 (c)	698,712
60,000	5.00%, 01/01/26 (c)	68,008
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
100,000	5.00%, 07/01/25 (c)	110,430
400,000	5.00%, 07/01/25 (c)	445,644
	Central Texas Turnpike System, Series C (RB)
150,000	5.00%, 08/15/24	169,811
30,000	5.00%, 08/15/24 (c)	32,960
500,000	Cities of Dallas and Fort Worth International Airport Joint Revenue, Series F (RB) 5.00%, 11/01/23 (c)	565,825
150,000	City of Arlington, Senior Lien (AGM) (ST) 5.00%, 02/15/25 (c)	171,801
15,000	City of Austin (GO) 5.00%, 09/01/25 (c)	17,568
35,000	City of Austin, Electric Utility Revenue, Series A (RB) 5.00%, 11/15/25	41,253
	City of Austin, Water and Wastewater System Revenue (RB)
650,000	5.00%, 05/15/24 (c)	737,763
1,025,000	5.00%, 05/15/24 (c)	1,166,952
1,030,000	5.00%, 05/15/24 (c)	1,175,024
1,125,000	5.00%, 11/15/26 (c)	1,305,945
190,000	5.00%, 11/15/26 (c)	221,018
840,000	City of Austin, Water and Wastewater System Revenue, Series A (RB) 3.70%, 05/15/23 (c)	885,570
	City of Dallas (GO)
500,000	5.00%, 02/15/24 (c)	559,035
1,175,000	5.00%, 02/15/24 (c)	1,326,634
1,180,000	5.00%, 02/15/24 (c)	1,337,495
420,000	5.00%, 02/15/25 (c)	474,302
840,000	5.00%, 02/15/25 (c)	955,046
	City of Dallas, Series A (GO)
220,000	5.00%, 02/15/23 (c)	243,047
215,000	5.00%, 02/15/23 (c)	238,790
	City of Dallas, Waterworks and Sewer System, Series A (RB)
15,000	5.00%, 10/01/24	17,380
1,000,000	5.00%, 10/01/25 (c)	1,163,010
1,425,000	5.00%, 10/01/25 (c)	1,660,339
1,350,000	5.00%, 10/01/26 (c)	1,569,645
1,800,000	5.00%, 10/01/26 (c)	2,098,584
100,000	City of El Paso (GO) 4.00%, 08/15/26 (c)	104,833
	City of El Paso, Water and Sewer Revenue (RB)
445,000	5.00%, 03/01/24 (c)	506,828
35,000	5.00%, 03/01/24 (c)	39,981
1,130,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	1,301,896
	City of Houston, Combined Utility System, First Lien, Series B (RB)
160,000	5.00%, 11/15/24	185,550
180,000	5.00%, 11/15/26 (c)	210,402
540,000	5.00%, 11/15/26	641,785
250,000	5.00%, 11/15/27	299,893
780,000	City of Houston, Combined Utility System, First Lien, Series C (RB) 5.00%, 05/15/24 (c)	887,570
	City of Houston, Combined Utility System, First Lien, Series D (RB)
35,000	5.00%, 11/15/24 (c)	40,478
225,000	5.00%, 11/15/24	260,930
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	729,456
1,000,000	5.00%, 03/01/24 (c)	1,126,120
535,000	5.00%, 03/01/26 (c)	609,782
180,000	5.00%, 03/01/26 (c)	206,609
515,000	5.00%, 03/01/26 (c)	593,028
500,000	5.00%, 03/01/27 (c)	576,780
500,000	5.00%, 03/01/27 (c)	579,245
25,000	City of Lubbock (GO) 5.00%, 02/15/25 (c)	28,763
1,070,000	City of San Antonio (GO) 5.00%, 02/01/24 (c)	1,222,539
	City of San Antonio, Electric and Gas Systems Revenue (RB)
500,000	4.00%, 08/01/26 (c)	526,225
100,000	5.00%, 02/01/26 (c)	115,004
30,000	5.00%, 02/01/26	35,368
1,030,000	5.00%, 08/01/26 (c)	1,213,155
1,000,000	5.00%, 08/01/27 (c)	1,164,400
1,030,000	City of San Antonio, General Improvement (GO) 5.00%, 02/01/24 (c)	1,179,710
510,000	City of San Antonio, Water System Revenue, Series A (RB) 5.00%, 05/15/26 (c)	588,372
	Collin County Community College District (GO)
500,000	3.25%, 08/15/27 (c)	487,195
1,200,000	4.00%, 08/15/27 (c)	1,291,392
1,000,000	5.00%, 08/15/27 (c)	1,189,500
	Conroe Independent School District (GO)
35,000	5.00%, 02/15/25 (c)	40,019
665,000	5.00%, 02/15/27 (c)	780,351
105,000	Conroe Independent School District, Series A (GO) 5.00%, 02/15/25	122,112
	Cypress-Fairbanks Independent School District (GO)
360,000	3.00%, 02/15/26 (c)	360,965
1,175,000	5.00%, 02/15/25 (c)	1,345,774
125,000	5.00%, 02/15/26 (c)	145,039
700,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/24 (c)	795,760
100,000	Dallas and Fort Worth International Airport, Series D (RB) 5.25%, 11/01/23 (c)	112,654
	Dallas Area Rapid Transit (RB)
175,000	5.00%, 12/01/24 (c)	203,131
120,000	5.00%, 12/01/25 (c)	139,540
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
1,050,000	5.00%, 12/01/25 (c)	1,214,136
165,000	5.00%, 12/01/25 (c)	191,151
545,000	5.00%, 12/01/25 (c)	637,715
250,000	Dallas County (GO) 5.00%, 08/15/26 (c)	294,050
	Dallas County Utility and Reclamation District (GO)
315,000	5.00%, 02/15/25	362,826
650,000	5.00%, 02/15/26	756,132
325,000	5.00%, 02/15/28	384,771
	Dallas Independent School District (GO)
10,000	5.00%, 08/15/24 (c)	11,618
375,000	5.00%, 02/15/25	436,361
	Dallas Independent School District, Series A (GO)
1,030,000	5.00%, 08/15/24 (c)	1,190,917
130,000	5.00%, 08/15/24	150,469
590,000	Denton County (GO) 4.00%, 07/15/25 (c)	632,132
1,170,000	Denton Independent School District (GO) 5.00%, 02/15/25 (c)	1,357,598
	Eagle Mountain and Saginaw Independent School District (GO)
335,000	4.00%, 02/15/26 (c)	355,817
10,000	5.00%, 02/15/26 (c)	11,551
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	130,807
315,000	Forney Independent School District (GO) 5.00%, 08/15/25 (c)	357,254
	Fort Bend County (GO)
500,000	4.00%, 03/01/26 (c)	534,720
20,000	5.00%, 03/01/26 (c)	23,268
635,000	Fort Bend Independent School District (GO) 4.00%, 08/15/27 (c)	691,750
	Fort Worth Independent School District (GO)
35,000	5.00%, 02/15/25 (c)	40,246
110,000	5.00%, 02/15/25	127,855
500,000	5.00%, 02/15/26 (c)	581,640
750,000	5.00%, 02/15/26	882,000
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	535,070
1,000,000	4.00%, 02/15/27 (c)	1,076,370
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	176,647
525,000	5.00%, 02/15/25	611,599
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	286,448
300,000	Harris County Cultural Education Facilities Finance Corp. (RB) 5.00%, 11/15/27 (c)	356,868
285,000	Harris County Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB) 5.00%, 05/15/26 (c)	330,959
140,000	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 5.00%, 12/01/24 (c)	160,019
105,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/25 (c)	121,520
1,065,000	Harris County Flood Control District Improvement, Series A (GO) 5.00%, 10/01/25 (c)	1,234,825
210,000	Harris County Flood Control District, Series A (RB) 5.00%, 10/01/27 (c)	245,257
100,000	Harris County Hospital District Senior Lien (RB) 4.00%, 02/15/26 (c)	102,419
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
965,000	5.00%, 11/15/24 (c)	1,085,364
100,000	5.00%, 11/15/24 (c)	112,106
440,000	5.00%, 11/15/24 (c)	499,492
445,000	5.00%, 11/15/24 (c)	501,600
	Harris County, Texas Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
730,000	3.00%, 05/15/26 (c)	667,877
385,000	3.00%, 05/15/26 (c)	354,658
1,505,000	Harris County, Texas Cultural Education Facilities Finance Corp., Series A (RB) 5.00%, 12/01/24 (c)	1,683,764
	Harris County, Texas Flood Control District, Series A (GO)
510,000	5.00%, 10/01/24 (c)	589,652
580,000	5.00%, 10/01/24 (c)	671,669
275,000	5.00%, 10/01/25 (c)	319,633
1,230,000	5.00%, 10/01/25 (c)	1,435,779
	Harris County, Texas Toll Road, Senior Lien, Series A (RB)
30,000	5.00%, 08/15/24	34,705
225,000	5.00%, 08/15/24	260,289
225,000	5.00%, 08/15/25	263,936
25,000	5.00%, 10/01/25	29,416
365,000	5.00%, 10/01/25 (c)	427,108
1,115,000	5.00%, 10/01/25 (c)	1,296,756
1,020,000	5.00%, 10/01/25 (c)	1,182,649
2,250,000	5.00%, 08/15/26 (c)	2,596,972
1,335,000	5.00%, 08/15/26 (c)	1,535,704
125,000	5.00%, 08/15/26 (c)	144,665
190,000	5.00%, 08/15/26 (c)	221,080
1,600,000	5.00%, 08/15/26 (c)	1,856,720
600,000	Harris County, Texas Toll Road, Senior Lien, Series B (RB) 5.00%, 08/15/25 (c)	692,040
	Hays Consolidated Independent School District (GO)
800,000	4.00%, 02/15/27 (c)	846,856
500,000	4.00%, 02/15/27 (c)	531,590
1,010,000	Houston Combined Utility System Revenue, First Lien, Series A (RB) 5.00%, 11/15/24 (c)	1,161,702
	Houston Independent School District, Limited Tax School House (GO)
1,325,000	5.00%, 02/15/25	1,545,321
500,000	5.00%, 02/15/26	589,505
1,000,000	5.00%, 02/15/27 (c)	1,156,960
750,000	5.00%, 02/15/27 (c)	880,095
1,200,000	5.00%, 02/15/27	1,428,288
	Houston Independent School District, Limited Tax School House, Series A (GO)
350,000	4.00%, 02/15/26 (c)	371,504
1,065,000	4.00%, 02/15/26 (c)	1,125,300
135,000	5.00%, 02/15/26 (c)	156,642
250,000	Houston Texas Combine Utility System, Series C (RB) 5.00%, 05/15/24 (c)	286,950
	Houston Texas Public Improvement Refunding, Series A (GO)
750,000	5.00%, 03/01/24 (c)	847,087
115,000	5.00%, 03/01/25	133,326
	Humble Independent School District (GO)
210,000	4.00%, 02/15/26 (c)	222,323
500,000	5.00%, 02/15/25	582,145
	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO)
315,000	4.00%, 02/15/25 (c)	332,801
375,000	5.00%, 02/15/25	436,856
280,000	5.00%, 02/15/25 (c)	322,512
35,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/25	40,773
10,000	Klein Independent School District, Series A (GO) 5.00%, 08/01/24	11,541
100,000	Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	115,248
310,000	Leander Independent School District, Series A (GO) 5.00%, 08/15/23 (c)	351,794
	Lewisville Independent School District (GO)
30,000	5.00%, 08/15/25 (c)	35,022
165,000	5.00%, 08/15/25	193,319
500,000	Lewisville Independent School District, Series B (GO) 5.00%, 08/15/25 (c)	581,240

	Lone Star College System (GO)
180,000	5.00%, 02/15/25	209,335
1,000,000	5.00%, 02/15/26 (c)	1,141,960
	Lower Colorado River Authority (RB)
105,000	5.00%, 05/15/25 (c)	121,004
225,000	5.38%, 05/15/23 (c)	255,850
500,000	5.50%, 05/15/23 (c)	571,370
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
165,000	4.00%, 05/15/22 (c)	172,484
270,000	5.00%, 05/15/26 (c)	312,922
	Lower Colorado River Authority, Series B (RB)
370,000	5.00%, 05/15/25 (c)	420,708
380,000	5.00%, 05/15/25 (c)	434,610
250,000	Mansfield Independent School District (GO) 5.00%, 02/15/25 (c)	286,983
	Metropolitan Transit Authority of Harris County (RB)
130,000	5.00%, 11/01/25	152,734
75,000	5.00%, 11/01/26 (c)	88,099
500,000	Montgomery Independent School District (GO) 4.00%, 02/15/25 (c)	532,835
1,000,000	New Hope Cultural Education Facilities Finance Corp. (RB) 4.00%, 07/01/26 (c)	1,014,220
	New Hope Cultural Education Facilities Finance Corp., Series A (RB)
250,000	4.00%, 08/15/27 (c)	260,200
250,000	5.00%, 08/15/27 (c)	291,035
	North Harris County Regional Water Authority (RB)
20,000	5.00%, 12/15/25	23,390
40,000	5.00%, 12/15/26 (c)	46,556
200,000	5.00%, 12/15/26 (c)	233,920
	North Texas Municipal Water District, Water System Revenue (RB)
150,000	3.00%, 09/01/25 (c)	149,244
1,280,000	5.00%, 09/01/25 (c)	1,489,165
30,000	5.00%, 09/01/25 (c)	34,796
30,000	5.00%, 09/01/26 (c)	34,790
400,000	5.00%, 09/01/26 (c)	464,804
	North Texas Tollway Authority, First Tier, Series A (RB)
565,000	5.00%, 01/01/26 (c)	646,061
1,250,000	5.00%, 01/01/26 (c)	1,420,387
510,000	5.00%, 01/01/26 (c)	585,006
640,000	5.00%, 01/01/26 (c)	739,686
450,000	5.00%, 01/01/26 (c)	518,130
25,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/25	28,955
1,665,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	1,872,409
	North Texas Tollway Authority, Second Tier, Series B (RB)
870,000	5.00%, 01/01/24 (c)	967,823
225,000	5.00%, 01/01/26 (c)	257,441
425,000	North Texas Tollway Authority, Series A (RB) 5.00%, 01/01/26 (c)	487,505
1,000,000	Northside Independent School District (GO) 5.00%, 08/15/27 (c)	1,167,600
	Northwest Independent School District (GO)
15,000	5.00%, 02/15/25	17,445
25,000	5.00%, 02/15/25 (c)	28,569
1,000,000	Northwest Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	1,150,530
360,000	Permanent University Fund, Texas A&M University System (RB) 5.50%, 07/01/25	434,264
250,000	Permanent University Fund, Texas A&M University System, Series A (RB) 5.25%, 07/01/25 (c)	295,488
	Permanent University Fund, University of Texas System (RB)
75,000	5.00%, 07/01/24 (c)	86,360
30,000	5.00%, 07/01/25	35,234
100,000	Plano Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	116,850
	San Antonio Water System, Junior Lien, Series A (RB)
25,000	5.00%, 11/15/23 (c)	28,582
400,000	5.00%, 05/15/26 (c)	463,896
650,000	5.00%, 05/15/26 (c)	755,807
500,000	5.00%, 05/15/28 (c)	587,485
	Socorro Independent School District (GO)
225,000	4.00%, 08/15/27 (c)	242,136
780,000	5.00%, 08/15/27 (c)	920,930
750,000	5.00%, 08/15/27 (c)	882,225
	Spring Independent School District (GO)
25,000	5.00%, 08/15/25 (c)	28,940
1,000,000	5.00%, 08/15/25 (c)	1,163,180
	State of Texas, Transportation Commission (GO)
30,000	5.00%, 04/01/24 (c)	34,432
20,000	5.00%, 04/01/24 (c)	22,829
760,000	5.00%, 04/01/24 (c)	869,668
20,000	5.00%, 04/01/26 (c)	23,075
	State of Texas, Transportation Commission, Series A (GO)
1,365,000	5.00%, 10/01/24 (c)	1,557,096
1,035,000	5.00%, 10/01/25 (c)	1,210,370
500,000	5.00%, 04/01/26 (c)	580,995
1,000,000	5.00%, 04/01/26 (c)	1,158,230
150,000	5.00%, 10/01/27 (c)	175,316
	State of Texas, Transportation Commission, Series B (GO)
1,700,000	5.00%, 10/01/27 (c)	1,986,909
1,250,000	5.00%, 10/01/27 (c)	1,466,462
	Tarrant County, Cultural Education Facilities Finance Corp. (RB)
820,000	5.00%, 10/01/23 (c)	910,725
315,000	5.00%, 02/15/26	366,200
80,000	5.00%, 05/15/26 (c)	92,233
250,000	5.25%, 10/01/23 (c)	280,913
	Tarrant Regional Water Control and Improvement District (RB)
1,120,000	5.00%, 03/01/25 (c)	1,296,266
20,000	5.00%, 03/01/25 (c)	23,082
1,145,000	5.00%, 03/01/25	1,335,047
1,065,000	5.00%, 03/01/25 (c)	1,236,124
	Texas A&M University, Financing System, Series D (RB)
10,000	4.00%, 05/15/26 (c)	10,863
190,000	5.00%, 05/15/26	225,481
25,000	Texas A&M University, Financing System, Series E (RB) 5.00%, 05/15/25	29,321
100,000	5.00%, 05/15/27 (c)	118,308
495,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	585,857
	Texas Public Finance Authority, Series A (GO)
30,000	5.00%, 10/01/24	34,817
15,000	5.00%, 10/01/26	17,851
	Texas State University System (RB)
150,000	5.00%, 03/15/25 (c)	173,834
10,000	5.00%, 03/15/26	11,732
1,000,000	5.00%, 03/15/27 (c)	1,179,160
765,000	Texas Transportation Commission Mobility Fund (GO) 5.00%, 04/01/24 (c)	881,540
	Texas Transportation Commission State Highway Fund (RB)
210,000	5.00%, 10/01/24	243,583
245,000	5.00%, 10/01/25	288,277
1,115,000	Texas Transportation Commission State Highway Fund, First Tier (RB) 5.00%, 10/01/26	1,326,003
125,000	Texas Transportation Commission, Central Tax Turnpike System, Second Tier, Series C (RB) 5.00%, 08/15/24 (c)	138,126
	Texas Water Development Board (RB)
25,000	5.00%, 04/15/25	29,255
125,000	5.00%, 04/15/26	147,921
600,000	5.00%, 10/15/26 (c)	705,738
1,000,000	5.00%, 08/01/27 (c)	1,183,510
	Texas Water Development Board, Series A (RB)
20,000	4.00%, 10/15/25 (c)	21,273
600,000	4.00%, 04/15/28 (c)	639,228
25,000	5.00%, 04/15/24	28,848
125,000	5.00%, 10/15/25 (c)	145,030
1,060,000	5.00%, 10/15/25 (c)	1,239,734
165,000	5.00%, 10/15/25 (c)	192,740
250,000	5.00%, 10/15/27 (c)	297,015
200,000	5.00%, 10/15/27 (c)	236,360
190,000	Travis County (GO) 5.00%, 03/01/25	220,907
	Trinity River Authority, Central Regional Wastewater System (RB)
330,000	3.00%, 08/01/24	344,378
150,000	5.00%, 08/01/24	173,295
170,000	5.00%, 08/01/26	200,904
275,000	5.00%, 08/01/27 (c)	320,683
375,000	5.00%, 08/01/27 (c)	442,504
	University of North Texas, Series A (RB)
140,000	5.00%, 04/15/27 (c)	163,166
75,000	5.00%, 04/15/27 (c)	88,424
135,000	5.00%, 04/15/27 (c)	159,854
155,000	University of Texas, Revenue Financing System, Series B (RB) 5.00%, 08/15/26	184,667
275,000	Via Metropolitan Transit (RB) 5.00%, 01/15/27 (c)	322,968
	Ysleta Independent School District (GO)
125,000	5.00%, 08/15/24 (c)	143,085
200,000	5.00%, 08/15/24 (c)	230,392
		164,494,911
Utah: 0.4%
605,000	Board of Education of Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	645,378
25,000	Board of Regents of the University of Utah, Series B (RB) 5.00%, 08/01/24	29,020
30,000	Board of Regents of the University of Utah, Series B-1 (RB) 5.00%, 08/01/24	34,823
395,000	Central Utah Water Conservancy District, Series B (RB) 4.00%, 10/01/27 (c)	421,532
1,500,000	State of Utah (GO) 5.00%, 01/01/27 (c)	1,798,035
1,000,000	University of Utah, Series B-1 (RB) 5.00%, 08/01/26	1,192,980
	Utah Transit Authority, Subordinated Sales Tax (RB)
1,230,000	0.00%, 06/15/26 (c) ^	730,411
935,000	3.00%, 06/15/26 (c)	940,208
600,000	4.00%, 06/15/26 (c)	644,814
	Utah Transit Authority, Subordinated Sales Tax, Series A (RB)
10,000	5.00%, 06/15/24	11,498
155,000	5.00%, 06/15/25 (c)	178,997
		6,627,696
Vermont: 0.1%
1,100,000	Vermont Educational and Health Buildings Financing Agency, Series A (RB) 5.00%, 06/01/26 (c)	1,241,834
Virginia: 2.4%
	Arlington County (GO)
1,750,000	5.00%, 08/15/24	2,039,520
1,000,000	5.00%, 08/15/27 (c)	1,198,390
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	775,463
	City of Richmond, Public Utility Revenue, Series A (RB)
1,520,000	5.00%, 01/15/26 (c)	1,764,583
20,000	5.00%, 01/15/26	23,619
	Commonwealth of Virginia, Series B (GO)
10,000	4.00%, 06/01/23 (c)	10,916
500,000	5.00%, 06/01/25 (c)	585,905
1,000,000	5.00%, 06/01/25 (c)	1,173,880
485,000	Fairfax County Economic Development Authority, Series A (RB) 5.00%, 10/01/24 (c)	556,833
	Fairfax County Industrial Development Authority (RB)
165,000	5.00%, 05/15/26	194,398
155,000	5.00%, 05/15/26 (c)	180,113
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	613,442
	Fairfax County, Series A (GO) (SAW)
15,000	5.00%, 10/01/24 (c)	17,371
1,000,000	5.00%, 10/01/25	1,184,610
750,000	5.00%, 04/01/28 (c)	903,630
15,000	Fairfax County, Series B (GO) (SAW) 5.00%, 04/01/25 (c)	17,658
260,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	304,385
25,000	Henrico County, Water & Sewer Revenue (RB) 5.00%, 05/01/25	29,332
	Upper Occoquan Sewage Authority (RB)
200,000	5.00%, 07/01/25 (c)	233,358
830,000	5.00%, 07/01/25 (c)	970,162
1,200,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	1,159,764
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
100,000	5.00%, 02/01/26	118,119
100,000	5.00%, 02/01/27	119,454
1,000,000	5.00%, 02/01/28 (c)	1,187,860
1,000,000	5.00%, 02/01/28 (c)	1,192,470
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
1,000,000	3.00%, 09/01/24	1,045,870
1,000,000	5.00%, 09/01/26 (c)	1,178,670
1,025,000	5.00%, 09/01/26 (c)	1,213,067
750,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series E (RB) 3.00%, 09/01/27 (c)	701,032
	Virginia Commonwealth Transportation Board (RB)
20,000	5.00%, 09/15/26 (c)	23,573
510,000	5.00%, 09/15/26 (c)	607,282
	Virginia Commonwealth Transportation Board, Capital Projects (RB)
250,000	4.00%, 05/15/24 (c)	264,680
15,000	5.00%, 05/15/24 (c)	17,243
1,000,000	5.00%, 05/15/24 (c)	1,151,310
1,000,000	5.00%, 05/15/26	1,183,610
500,000	Virginia Commonwealth Transportation Board, Capital Projects, Series A (RB) 4.00%, 11/15/27 (c)	530,245
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	126,165
475,000	3.00%, 08/01/24 (c)	480,999
695,000	3.00%, 08/01/26 (c)	674,817
400,000	3.00%, 08/01/28 (c)	383,144
1,050,000	3.13%, 08/01/28 (c)	1,014,594
250,000	4.00%, 08/01/27 (c)	271,228
125,000	5.00%, 08/01/24	144,793
100,000	5.00%, 08/01/25	117,429
1,195,000	5.00%, 08/01/25	1,403,277
485,000	5.00%, 08/01/26	575,874
	Virginia Public Building Authority, Series B (RB)
25,000	5.00%, 08/01/25	29,357
15,000	5.00%, 08/01/26	17,811
	Virginia Public Building Authority, Series C (RB)
400,000	4.00%, 08/01/24 (c)	438,124
10,000	5.00%, 08/01/24	11,583
	Virginia Public School Authority (RB) (SAW)
750,000	5.00%, 08/01/26 (c)	888,127
30,000	5.00%, 08/01/26 (c)	35,382
30,000	5.00%, 08/01/26	35,886
575,000	5.00%, 08/01/26 (c)	683,658
	Virginia Public School Authority, Series A (RB) (SAW)
870,000	5.00%, 08/01/24	1,009,348
1,900,000	5.00%, 08/01/25 (c)	2,217,794
	Virginia Public School Authority, Series B (RB) (SAW)
1,000,000	4.00%, 08/01/24 (c)	1,095,900
1,020,000	5.00%, 08/01/24	1,183,373
1,040,000	Virginia Resources Authority, Virginia Pooled Financing Program, Series C (RB) 4.00%, 11/01/26 (c)	1,109,961
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	858,817
		39,279,258
Washington: 4.0%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	638,988
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
15,000	5.00%, 11/01/24	17,477
590,000	5.00%, 11/01/25 (c)	681,698
795,000	5.00%, 11/01/25 (c)	916,285
15,000	5.00%, 11/01/25	17,733
110,000	5.00%, 11/01/25 (c)	127,489
	City of Seattle, Drainage and Wastewater System (RB)
525,000	4.00%, 04/01/26 (c)	558,469
500,000	4.00%, 07/01/27 (c)	530,795
100,000	City of Seattle, Municipal Light and Power Revenue (RB) 5.00%, 07/01/23 (c)	113,071
750,000	City of Seattle, Municipal Light and Power Revenue, Series A (RB) 4.00%, 01/01/28 (c)	794,662
125,000	City of Seattle, Series A (GO) 5.00%, 06/01/25	147,081
	City of Seattle, Water System Revenue (RB)
1,000,000	5.00%, 05/01/25 (c)	1,155,640
100,000	5.00%, 05/01/25	117,191
20,000	5.00%, 08/01/26	23,683
500,000	5.00%, 02/01/27 (c)	588,460
15,000	City of Spokane, Water and Wastewater Revenue (RB) 5.00%, 12/01/24 (c)	17,392
25,000	Clark County Public Utility District No 1, Electric System Revenue (RB) 5.00%, 01/01/25	28,858
2,300,000	Energy Northwest Project 1 Electric, Series A (RB) 5.00%, 07/01/25	2,698,038
1,110,000	Energy Northwest Project 1 Electric, Series C (RB) 5.00%, 07/01/24 (c)	1,274,147
	Energy Northwest Project 3 Electric, Series A (RB)
130,000	5.00%, 07/01/26 (c)	153,407
1,125,000	5.00%, 07/01/26	1,334,666
	Energy Northwest, Series A (RB)
395,000	5.00%, 07/01/22 (c)	437,660
900,000	5.00%, 07/01/24 (c)	1,021,374
105,000	5.00%, 07/01/25	123,171
1,750,000	5.00%, 07/01/27 (c)	2,042,792
735,000	5.00%, 07/01/27 (c)	870,674
	Energy Northwest, Series C (RB)
120,000	5.00%, 07/01/24 (c)	137,818
715,000	5.00%, 07/01/25 (c)	821,471
1,000,000	5.00%, 07/01/28 (c)	1,181,680
520,000	Grant & Douglas Counties School District No. 144-101 Quincy (GO) (SBG) 4.00%, 06/01/26 (c)	559,042
1,000,000	King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	1,071,570
	King County School District No. 401 (GO) (SBG)
1,220,000	3.13%, 12/01/26 (c)	1,201,224
900,000	5.00%, 12/01/26 (c)	1,051,272
	King County School District No. 405 (GO) (SBG)
30,000	5.00%, 12/01/24	34,938
500,000	5.00%, 12/01/26 (c)	589,755
360,000	5.00%, 12/01/26	429,682
580,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	619,353
20,000	King County School District No. 414 (GO) (SBG) 5.00%, 12/01/24	23,292
1,155,000	King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	1,330,283
	King County, Washington Limited Tax, Series E (GO)
460,000	4.00%, 12/01/25 (c)	491,303
500,000	5.00%, 12/01/25 (c)	587,260
840,000	King County, Washington Limited Tax, Sewer Revenue (GO) 4.00%, 07/01/27 (c)	914,861
	King County, Washington Sewer Revenue, Series B (RB)
445,000	5.00%, 07/01/24 (c)	512,133
15,000	5.00%, 07/01/24	17,344
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	265,350
15,000	4.00%, 06/01/26 (c)	16,290
900,000	Klickitat County Public Utility District No. 1, Series A (RB) 5.00%, 06/01/25 (c)	1,010,385
	Pierce County School District No. 10 (GO) (SBG)
550,000	5.00%, 12/01/24 (c)	624,855
25,000	5.00%, 12/01/25 (c)	28,944
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	186,874
	Port of Seattle, Intermediate Lien (RB)
15,000	5.00%, 02/01/25	17,333
130,000	5.00%, 02/01/26 (c)	150,362
30,000	5.00%, 02/01/26 (c)	34,348
395,000	Port of Seattle, Series B (RB) 5.00%, 09/01/24 (c)	452,295
500,000	Port of Tacoma, Series A (GO) 5.00%, 12/01/26 (c)	586,075
500,000	Puyallup School District No. 3, Washington Unlimited Tax (GO) (SBG) 5.00%, 06/01/27 (c)	580,840
1,000,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	1,173,780
	State of Washington, Motor Vehicle Fuel Tax, Series C (GO)
2,070,000	5.00%, 02/01/25 (c)	2,338,810
175,000	5.00%, 02/01/25 (c)	202,678
125,000	5.00%, 01/01/26 (c)	143,384
	State of Washington, Motor Vehicle Fuel Tax, Series E (GO)
125,000	5.00%, 02/01/24 (c)	140,889
25,000	5.00%, 02/01/24 (c)	28,550
520,000	5.00%, 02/01/24 (c)	595,291
1,105,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	1,283,259
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
415,000	5.00%, 07/01/24 (c)	477,362
135,000	5.00%, 08/01/26 (c)	157,305
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-C (GO) 5.00%, 01/01/26 (c)	1,143,470
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO) 5.00%, 01/01/25 (c)	1,142,190
10,000	State of Washington, Motor Vehicle Fuel Tax, Series R-F (GO) 5.00%, 01/01/25 (c)	11,569
1,130,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	1,290,675
	State of Washington, Various Purpose, Series A (GO)
110,000	5.00%, 08/01/23 (c)	124,500
1,250,000	5.00%, 08/01/23 (c)	1,405,325
750,000	5.00%, 08/01/23 (c)	852,667
10,000	5.00%, 08/01/23 (c)	11,349
1,000,000	5.00%, 08/01/26 (c)	1,169,140
245,000	5.00%, 08/01/26 (c)	285,479
1,545,000	5.00%, 08/01/26 (c)	1,794,239
115,000	5.00%, 08/01/26 (c)	132,127
200,000	5.00%, 08/01/26 (c)	233,044
500,000	5.00%, 08/01/27 (c)	580,910
500,000	5.00%, 08/01/27 (c)	585,650
1,010,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	1,159,298
	State of Washington, Various Purpose, Series C (GO)
10,000	5.00%, 02/01/25	11,667
20,000	5.00%, 02/01/26 (c)	23,310
170,000	5.00%, 02/01/28 (c)	201,936
	State of Washington, Various Purpose, Series D (GO)
500,000	5.00%, 02/01/24 (c)	562,190
880,000	5.00%, 02/01/24 (c)	1,007,415
100,000	5.00%, 02/01/27	118,863
	State of Washington, Various Purpose, Series R-A (GO)
2,000,000	4.00%, 07/01/24 (c)	2,175,420
25,000	5.00%, 08/01/26 (c)	28,839
	State of Washington, Various Purpose, Series R-B (GO)
30,000	5.00%, 07/01/24	34,778
1,060,000	5.00%, 01/01/26 (c)	1,219,721
20,000	5.00%, 01/01/26 (c)	22,941
105,000	5.00%, 01/01/26 (c)	122,045
150,000	5.00%, 01/01/26 (c)	173,145
115,000	5.00%, 08/01/26 (c)	134,994
	State of Washington, Various Purpose, Series R-C (GO)
360,000	5.00%, 01/01/25 (c)	414,403
1,165,000	5.00%, 01/01/25 (c)	1,346,297
1,000,000	5.00%, 08/01/27 (c)	1,171,300
1,000,000	State of Washington, Various Purpose, Series R-D (GO) 5.00%, 08/01/27 (c)	1,175,640
	State of Washington, Various Purpose, Series R-E (GO)
25,000	5.00%, 07/01/24	28,982
250,000	5.00%, 01/01/25 (c)	283,335
630,000	5.00%, 01/01/25 (c)	717,583
550,000	5.00%, 01/01/25 (c)	631,004
220,000	Tacoma School District No. 10 (GO) (SBG) 5.00%, 12/01/25 (c)	255,345
940,000	Tobacco Settlement Authority (RB) 5.25%, 06/01/21 (c)	1,006,721
	Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB)
225,000	5.00%, 10/01/28 (c)	262,658
250,000	5.00%, 10/01/28 (c)	295,678
	Washington State University (RB)
405,000	5.00%, 04/01/25 (c)	460,388
325,000	5.00%, 04/01/25 (c)	367,546
430,000	5.00%, 04/01/25 (c)	491,060
785,000	5.00%, 04/01/25 (c)	894,413
265,000	Washington State, Federal Highway Grant Anticipation, SR 520 Corridor Program, Series C (RB) 5.00%, 09/01/23 (c)	298,305
		66,359,995
West Virginia: 0.2%
	West Virginia Hospital Finance Authority, Series A (RB)
930,000	3.00%, 06/01/26 (c)	847,202
560,000	5.00%, 06/01/25	642,085
210,000	5.00%, 06/01/26 (c)	238,953
1,045,000	5.00%, 06/01/26	1,206,411
150,000	West Virginia, Commissioner of Highways, Series A (RB) 5.00%, 09/01/27 (c)	176,427
		3,111,078
Wisconsin: 1.0%
100,000	City of Milwaukee, Series N4 (GO) 5.00%, 04/01/27	119,449
560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	623,566
	State of Wisconsin, Clean Water Revenue, Series 1 (RB)
20,000	5.00%, 06/01/24 (c)	23,095
25,000	5.00%, 06/01/24 (c)	28,869
20,000	5.00%, 06/01/24	23,214
15,000	5.00%, 06/01/24 (c)	17,411
	State of Wisconsin, Series 1 (GO)
10,000	5.00%, 05/01/23 (c)	11,275
15,000	5.00%, 05/01/25 (c)	17,487
535,000	5.00%, 05/01/25	627,705
460,000	5.00%, 05/01/27 (c)	542,312
250,000	5.00%, 05/01/27 (c)	296,878
395,000	5.00%, 05/01/27 (c)	472,827
	State of Wisconsin, Series 2 (GO)
510,000	5.00%, 05/01/26 (c)	604,008
150,000	5.00%, 05/01/26 (c)	176,373
315,000	5.00%, 11/01/26	376,718
500,000	5.00%, 05/01/27 (c)	598,515
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	161,497
385,000	5.00%, 11/01/22 (c)	430,626
500,000	5.00%, 05/01/27 (c)	587,765
1,275,000	5.00%, 05/01/27 (c)	1,503,148
	State of Wisconsin, Series 4 (GO)
30,000	5.00%, 11/01/24 (c)	34,574
1,575,000	5.00%, 11/01/24 (c)	1,818,117
700,000	5.00%, 11/01/24 (c)	812,910
250,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/25 (c)	287,905
	State of Wisconsin, Series B (GO)
210,000	5.00%, 05/01/25 (c)	241,840
10,000	5.00%, 05/01/26 (c)	11,605
20,000	5.00%, 05/01/26 (c)	23,287
500,000	State of Wisconsin, Series C (GO) 4.00%, 05/01/24 (c)	538,790
	Wisconsin Department of Transportation, Series 1 (RB)
5,000	5.00%, 07/01/23 (c)	5,661
15,000	5.00%, 07/01/25 (c)	17,585
500,000	5.00%, 07/01/26	595,170
	Wisconsin Department of Transportation, Series A (RB)
1,090,000	5.00%, 07/01/24 (c)	1,242,774
510,000	5.00%, 07/01/24 (c)	585,113
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,040,010
280,000	5.00%, 05/15/26 (c)	324,727
100,000	5.00%, 05/15/26 (c)	115,065
35,000	5.00%, 05/15/26 (c)	40,431
500,000	Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	528,350
440,000	Wisconsin Health and Educational Facilities Authority, UnityPoint Health, Series A (RB) 5.00%, 11/01/24 (c)	494,842
1,220,000	Wisconsin Housing and Economical Development Authority, Series B (RB) 3.15%, 09/01/25 (c)	1,212,692
		17,214,186
Total Municipal Bonds (Cost: $1,653,549,151)		1,638,328,944

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $2,993,924)
2,993,924	Dreyfus Government Cash Management Fund - Institutional Shares	2,993,924
Total Investments: 99.1% (Cost: $1,656,543,075)		1,641,322,868
Other assets less liabilities: 0.9%		15,184,978
NET ASSETS: 100.0%		$1,656,507,846

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	7.1%	$116,643,368
Health Care	5.7	92,833,852
Housing	0.8	12,596,975
Industrial Revenue	0.3	4,786,709
Leasing	6.9	114,040,790
Local	18.1	296,554,212
Power	5.2	85,404,910
Solid Waste/Resource Recovery	0.1	2,183,800
Special Tax	10.5	172,024,037
State	21.3	350,222,319
Tobacco	0.4	6,662,634
Transportation	13.3	218,482,713
Water & Sewer	10.1	165,892,625
Money Market Fund	0.2	2,993,924
	100.0%	$1,641,322,868

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,638,328,944	$—	$1,638,328,944
Money Market Fund	2,993,924	—	—	2,993,924
Total	$2,993,924	$1,638,328,944	$—	$1,641,322,868

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the year ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.0%
Alabama: 1.5%
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
$235,000	4.00%, 09/01/27 (c)	$247,246
250,000	5.00%, 09/01/27 (c)	291,425
260,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Series A (RB) 4.00%, 02/01/26 (c)	261,004
100,000	Jefferson County, Senior Lien, Series A (RB) (AGM) 5.50%, 10/01/23 (c)	111,242
85,000	Lower Alabama Gas District, Gas Project Revenue, Series A (RB) 5.00%, 09/01/46	102,180
210,000	Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	215,498
	UAB Medicine Finance Authority, Series B (RB)
110,000	4.00%, 09/01/26 (c)	112,516
220,000	5.00%, 09/01/26 (c)	250,175
280,000	UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	284,060
	Water Works Board of the City of Birmingham, Series B (RB)
170,000	4.00%, 01/01/27 (c)	176,144
260,000	5.00%, 01/01/27 (c)	294,892
		2,346,382
Alaska: 0.1%
215,000	Municipality of Anchorage, Senior Lien, Series A (RB) 4.00%, 12/01/24 (c)	218,601
Arizona: 1.2%
225,000	Arizona Health Facilities Authority, Series A (RB) 5.00%, 01/01/24 (c)	246,503
335,000	City of Phoenix, Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	346,423
740,000	Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 4.00%, 01/01/27 (c)	765,108
250,000	Maricopa County Industrial Development Authority, Series A (RB) 5.00%, 01/01/27 (c)	282,760
220,000	Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 06/01/25 (c)	249,454
		1,890,248
California: 17.4%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
435,000	4.00%, 10/01/26 (c)	450,312
350,000	5.00%, 10/01/26 (c)	394,131
230,000	Anaheim City School District/CA (GO) 3.00%, 08/01/26 (c)	203,465
150,000	Anaheim Public Financing Authority (RB) 5.00%, 05/01/24 (c)	168,587
345,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	390,899
390,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	430,548
710,000	Bay Area Toll Authority, Series S-6 (RB) 5.00%, 10/01/24 (c)	787,653
380,000	Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	163,795
160,000	California Educational Facilities Authority, Series U-6 (RB) 5.00%, 05/01/45	208,411
310,000	California Health Facilities Financing Authority, Providence Health and Services, Series B (RB) 5.00%, 10/01/24 (c)	344,274
	California Health Facilities Financing Authority, Series A (RB)
470,000	4.00%, 03/01/26 (c)	479,235
500,000	4.00%, 11/15/27 (c)	513,655
250,000	5.00%, 11/15/25 (c)	282,495
	California Health Facilities Financing Authority, Series B (RB)
300,000	4.00%, 11/15/26 (c)	310,914
125,000	4.00%, 11/15/26 (c)	129,184
350,000	California Health Facilities Financing Authority, Sutter Health, Series B (RB) 5.00%, 11/15/26 (c)	400,725
325,000	California Infrastructure and Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	334,916
510,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	513,794
350,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	377,552
250,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB) 3.50%, 12/01/25 (c)	251,440
	California State University, Series A (RB)
305,000	3.13%, 05/01/26 (c)	290,455
250,000	4.00%, 05/01/26 (c)	259,958
	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB)
120,000	4.00%, 07/01/24 (c)	122,855
155,000	5.00%, 07/01/24 (c)	169,745
	California Statewide Communities Development Authority, John Muir Health, Series A (RB)
150,000	4.00%, 08/15/26 (c)	152,372
20,000	4.00%, 08/15/26 (c)	20,484
125,000	California Statewide Communities Development Authority, Los Angeles Jewish Home For The Aging, Series A (RB) 5.00%, 08/01/22 (c)	138,878
200,000	California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	203,446
405,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	419,592
275,000	Cerritos Community College District, Series A (GO) 5.00%, 08/01/24 (c)	310,453
155,000	City of Los Angeles, Department of Airports, Series B (RB) 5.00%, 05/15/25 (c)	175,322
340,000	City of Los Angeles, Wastewater System Revenue, Series A (RB) 4.00%, 06/01/25 (c)	353,172
105,000	Contra Costa Water District, Series R (RB) 5.00%, 10/01/23 (c)	117,424
195,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	203,968
290,000	East Bay Municipal Utility District Water System, Series B (RB) 4.00%, 06/01/25 (c)	303,035
370,000	Eastern Municipal Water District, Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	422,618
170,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	157,024
115,000	Garden Grove Unified School District, Series C (GO) 5.00%, 08/01/23 (c)	129,985
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	135,490
	Golden State Tobacco Securitization Corp., Series A (RB)
475,000	5.00%, 06/01/25 (c)	529,535
125,000	5.00%, 06/01/25 (c)	139,759
185,000	Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	192,232
105,000	Imperial Irrigation District Electric System Revenue, Series B-2 (RB) 5.00%, 11/01/26 (c)	119,826
165,000	Imperial Irrigation District Electric System Revenue, Series C (RB) 5.00%, 05/01/26 (c)	188,389
185,000	Kaweah Delta Health Care District, Series B (RB) 5.00%, 06/01/25 (c)	200,318
215,000	Livermore Valley Joint Unified School District (GO) 3.00%, 08/01/26 (c)	194,839
100,000	Los Angeles Community College District, Series J (GO) 4.00%, 08/01/27 (c)	107,100
	Los Angeles Department of Water and Power, Series A (RB)
335,000	5.00%, 07/01/24 (c)	378,801
105,000	5.00%, 01/01/26 (c)	120,064
420,000	5.00%, 01/01/26 (c)	478,447
460,000	5.00%, 01/01/26 (c)	526,323
750,000	5.00%, 01/01/27 (c)	870,465
395,000	Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	458,390
220,000	Los Angeles International Airport, Series B (RB) 5.00%, 05/15/23 (c)	245,498
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	209,722
100,000	5.00%, 07/01/25 (c)	114,891
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	208,302
330,000	Metropolitan Water District of Southern California, Series A (RB) 5.00%, 07/01/25 (c)	380,493
950,000	Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	995,362
100,000	Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	102,758
110,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	125,356
500,000	Oxnard School District, Series A (GO) 4.00%, 08/01/27 (c)	518,760
110,000	Peralta Community College District (GO) 4.00%, 08/01/25 (c)	114,916
125,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	141,560
250,000	Regents of the University of California, Series AR (RB) 4.00%, 05/15/26 (c)	262,973
370,000	Riverside County Public Financing Authority (RB) 4.13%, 11/01/25 (c)	385,636
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	261,048
	San Diego Unified School District, Series I (GO)
380,000	0.00%, 07/01/25 (c) ^	164,031
385,000	0.00%, 07/01/25 (c) ^	182,613
335,000	3.13%, 07/01/27 (c)	314,237
895,000	4.00%, 07/01/27 (c)	933,870
500,000	San Francisco Bay Area Rapid Transit District (GO) 4.00%, 08/01/27 (c)	533,070
1,000,000	San Francisco, California City and County Airport Commission International Airport, Series E (RB) 5.00%, 05/01/28 (c)	1,154,190
250,000	San Francisco City and County Public Utilities Commission Wastewater Revenue (RB) 4.00%, 10/01/25 (c)	261,400
500,000	San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	521,395
280,000	State of California, Series CK (GO) 3.75%, 12/01/24 (c)	286,012
	State of California, Various Purpose (GO)
800,000	4.50%, 12/01/23 (c)	861,952
825,000	5.00%, 11/01/23 (c)	927,531
100,000	5.00%, 08/01/24 (c)	113,426
400,000	5.00%, 10/01/24 (c)	451,660
590,000	5.00%, 09/01/26 (c)	677,751
240,000	Victor Valley Community College District, Series A (GO) 4.00%, 08/01/26 (c)	249,156
		27,426,318
Colorado: 1.7%
220,000	Adams and Weld County, School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	253,125
350,000	Board of Water Commissioners of the City of Denver (RB) 4.00%, 09/15/27 (c)	368,301
240,000	City of Aurora, First Lien (RB) 2.00%, 08/01/19 (c)	217,116
120,000	City of Colorado Springs, Series A (RB) 4.00%, 11/15/25 (c)	123,512
280,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	311,780
225,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	226,874
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	270,325
250,000	5.00%, 12/31/24 (c)	270,832
145,000	Park Creek Metropolitan District (RB) 5.00%, 12/01/25 (c)	163,341
110,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	120,442
350,000	University of Colorado, Series A-2 (RB) 4.00%, 06/01/28 (c)	368,007
		2,693,655
Connecticut: 0.7%
100,000	Connecticut Housing Finance Authority, Series A-1 (RB) 3.50%, 05/15/25 (c)	98,942
300,000	Connecticut Housing Finance Authority, Series B-1 (RB) 4.00%, 05/15/27 (c)	303,537
15,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	15,428
220,000	Metropolitan District, Clean Water Project, Series A (RB) 5.00%, 11/01/24 (c)	242,645
230,000	State of Connecticut, Health and Education Facilities Authority, Quinnipiac University, Series L (RB) 4.13%, 07/01/25 (c)	236,334
215,000	State of Connecticut, State Revolving Fund, Series A (RB) 5.00%, 05/01/27 (c)	248,933
		1,145,819
Delaware: 0.1%
150,000	New Castle County (GO) 4.00%, 04/01/27 (c)	156,471
District of Columbia: 1.5%
250,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	274,580
	District of Columbia, Series A (GO)
460,000	4.00%, 06/01/27 (c)	483,396
250,000	5.00%, 06/01/27 (c)	288,107
	District of Columbia, Series D (GO)
350,000	5.00%, 12/01/26 (c)	402,636
145,000	5.00%, 04/01/27 (c)	164,959
230,000	District of Columbia, Water and Sewer Authority, Series A (RB) 3.25%, 04/01/26 (c)	220,768
475,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	502,802
		2,337,248
Florida: 4.2%
250,000	City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	293,017
170,000	City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) 3.00%, 07/01/26 (c)	151,650
270,000	City of Port St. Lucie, Utility System Revenue (RB) 3.00%, 09/01/26 (c)	245,865
255,000	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	251,580
345,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	350,527
125,000	Greater Orlando Aviation Authority, Series B (RB) 5.00%, 10/01/26 (c)	141,335
110,000	Halifax Hospital Medical Center (RB) 5.00%, 06/01/26 (c)	121,607
285,000	Jacksonville Transportation Authority, Senior Lien (RB) 5.00%, 08/01/25 (c)	324,592
140,000	JEA Electric System, Series Three A (RB) 3.75%, 04/01/20 (c)	140,399
160,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series B (AGM) (TA) 5.00%, 02/01/24 (c)	179,030
135,000	Miami Beach Redevelopment Agency, Series A (AGM) (TA) 5.00%, 02/01/24 (c)	151,350
805,000	Miami-Dade County (RB) 4.00%, 10/01/26 (c)	828,723
	Miami-Dade County, Educational Facilities Authority, Series A (RB)
195,000	4.00%, 04/01/25 (c)	199,462
465,000	5.00%, 04/01/25 (c)	514,853
	Miami-Dade County, Water & Sewer System, Series A (RB)
630,000	4.00%, 10/01/27 (c)	645,536
280,000	5.00%, 10/01/22 (c)	305,424
	Miami-Dade County, Water & Sewer System, Series B (RB)
140,000	3.13%, 10/01/27 (c)	129,615
750,000	4.00%, 10/01/27 (c)	782,145
265,000	Orange County Health Facilities Authority (RB) 4.00%, 10/01/26 (c)	265,906
355,000	Palm Beach County, Public Improvement (RB) 5.00%, 12/01/25 (c)	404,654
260,000	State of Florida, Department of Transportation, Series A (GO) 3.25%, 07/01/27 (c)	252,751
		6,680,021
Georgia: 2.3%
750,000	Burke County Development Authority, Pollution Control, Series D (RB) 4.13%, 02/01/28 (c)	748,132
90,000	Dahlonega Downtown Development Authority (RB) 3.13%, 07/01/23 (c)	83,946
470,000	Georgia Higher Education Facilities Authority, USG Real Estate Foundation I, LLC Project (RB) 4.13%, 06/15/25 (c)	488,659
150,000	Georgia Housing and Finance Authority, Series A-1 (RB) 3.20%, 12/01/25 (c)	146,328
	Georgia Housing and Finance Authority, Series B-1 (RB)
115,000	3.35%, 12/01/25 (c)	110,660
125,000	3.35%, 12/01/25 (c)	120,666
500,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series B (RB) 3.55%, 12/01/26 (c)	492,760
165,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	175,491
150,000	Paulding County, Water & Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	131,243
770,000	Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 10/01/23 (c)	854,022
150,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 3.00%, 10/01/24 (c)	134,877
100,000	State of Georgia (GO) 3.00%, 02/01/27 (c)	93,623
		3,580,407
Hawaii: 0.4%
325,000	Hawaii County, Series A (GO) 4.00%, 03/01/26 (c)	341,477
130,000	Honolulu City and County, Series A (GO) 5.00%, 10/01/25 (c)	148,171
100,000	State of Hawaii, Series FB (GO) 3.00%, 04/01/26 (c)	94,336
		583,984
Idaho: 0.1%
190,000	Idaho Health Facilities Authority, Series A (RB) 5.00%, 03/01/24 (c)	207,144
Illinois: 4.8%
100,000	Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	117,031
250,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	273,952
40,000	Chicago O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	45,132
	Chicago O’Hare International Airport, Senior Lien, Series C (RB)
165,000	5.00%, 01/01/26 (c)	182,738
500,000	5.00%, 01/01/27 (c)	558,485
	Chicago O’Hare International Airport, Senior Lien, Series D (RB)
500,000	5.00%, 01/01/27 (c)	554,240
815,000	5.00%, 01/01/27 (c)	906,549
250,000	Chicago O’Hare International Airport, Senior Lien, Series F (RB) 5.00%, 01/01/27 (c)	277,120
510,000	Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/25 (c)	559,735
500,000	Chicago Transit Authority (RB) (AGM) 5.00%, 12/01/26 (c)	539,510
350,000	City of Chicago, Series A (GO) 6.00%, 01/01/27 (c)	395,045
405,000	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB) 5.00%, 11/01/24 (c)	434,573
250,000	City of Chicago, Waterworks Revenue, Second Lien (RB) 5.00%, 11/01/27 (c)	276,687
160,000	Cook County (RB) 4.00%, 11/15/27 (c)	163,989
235,000	Illinois Finance Authority, DePaul University, Series A (RB) 3.00%, 10/01/26 (c)	203,494
720,000	Illinois Finance Authority, Mercy Health Corp. (RB) 5.00%, 06/01/26 (c)	779,026
140,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/25 (c)	155,634
360,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/26 (c)	400,698
750,000	State of Illinois, Series A (GO) 5.00%, 05/01/28 (c)	790,170
		7,613,808
Indiana: 0.7%
240,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.25%, 08/01/25 (c)	277,128
190,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 07/01/26 (c)	214,022
120,000	Richmond Hospital Authority, Reid Hospital Project, Series A (RB) 5.00%, 01/01/25 (c)	130,402
515,000	Trustees of Indiana University, Series A (RB) 4.00%, 06/01/25 (c)	533,674
		1,155,226
Iowa: 0.4%
	Iowa Higher Education Loan Authority (RB)
300,000	5.00%, 12/01/26 (c)	342,264
250,000	5.00%, 12/01/26 (c)	286,605
		628,869
Kansas: 1.1%
200,000	Johnson & Miami Counties Unified School District No. 230, Series B (GO) 4.00%, 09/01/26 (c)	206,696
	Sedgwick County Unified School District No. 260, Series B (GO)
500,000	4.00%, 10/01/26 (c)	514,735
300,000	5.00%, 10/01/26 (c)	340,821
200,000	Shawnee County Unified School District No. 501, Series A (GO) 4.00%, 08/01/22 (c)	207,558
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
125,000	5.00%, 09/01/27 (c)	145,280
200,000	5.00%, 09/01/27 (c)	233,314
		1,648,404
Kentucky: 0.8%
250,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB) 4.25%, 07/01/25 (c)	250,445
250,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	273,177
	Louisville and Jefferson County Metro Sewer District, Series A (RB)
225,000	3.00%, 11/15/25 (c)	196,020
355,000	3.25%, 11/15/26 (c)	322,794
140,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	132,308
		1,174,744
Louisiana: 1.7%
235,000	East Baton Rouge Sewerage Commission, Series B (RB) 4.00%, 02/01/25 (c)	241,364
	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB)
185,000	4.00%, 02/01/23 (c)	188,663
140,000	5.00%, 02/01/24 (c)	154,316
230,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	230,867
	Louisiana Public Facilities Authority (RB)
230,000	4.00%, 05/15/27 (c)	230,327
315,000	5.00%, 07/01/26 (c)	342,411
400,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB) 4.25%, 05/15/25 (c)	409,216
240,000	New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	268,819
500,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A (RB) 4.50%, 05/01/25 (c)	535,695
		2,601,678
Maine: 0.2%
250,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/27 (c)	288,795
Maryland: 1.5%
250,000	Baltimore County (GO) 4.00%, 03/01/28 (c)	262,380
190,000	City of Baltimore, Water Projects, Series A (RB) 5.00%, 01/01/25 (c)	212,253
115,000	Maryland Health and Higher Educational Facilities Authority (RB) 4.00%, 07/01/24 (c)	117,305
390,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB) 4.00%, 07/01/26 (c)	386,428
	Maryland Health and Higher Educational Facilities Authority, Series A (RB)
260,000	4.00%, 05/15/27 (c)	263,260
220,000	5.00%, 07/01/26 (c)	242,953
150,000	Maryland Health and Higher Educational Facilities Authority, Series D (RB) 4.00%, 01/01/28 (c)	152,114
100,000	Prince George’s County (CP) 3.25%, 10/01/27 (c)	89,376
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	276,658
390,000	Washington Suburban Sanitary District (GO) 4.00%, 06/01/24 (c)	403,939
		2,406,666
Massachusetts: 4.5%
175,000	Boston Water and Sewer Commission, Series A (RB) 3.63%, 11/01/24 (c)	172,800
160,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	138,971
	Commonwealth of Massachusetts, Series A (GO)
190,000	4.50%, 12/01/21 (c)	201,940
430,000	5.00%, 03/01/24 (c)	480,671
575,000	5.00%, 04/01/27 (c)	654,614
	Commonwealth of Massachusetts, Series E (GO)
120,000	3.00%, 04/01/25 (c)	105,967
275,000	3.25%, 09/01/25 (c)	256,828
440,000	4.00%, 04/01/25 (c)	450,327
375,000	4.00%, 09/01/25 (c)	386,422
295,000	4.00%, 09/01/25 (c)	304,735
170,000	5.00%, 08/01/21 (c)	184,146
245,000	Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	214,233
500,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	514,990
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	114,028
250,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	248,633
200,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	216,408
290,000	Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB) 5.00%, 12/01/26 (c)	329,942
300,000	Massachusetts Development Finance Agency, Lahey Health System, Series F (RB) 5.00%, 08/15/25 (c)	327,651
250,000	Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	251,298
250,000	Massachusetts Development Finance Agency, The Broad Institute (RB) 4.00%, 10/01/27 (c)	256,950
565,000	Massachusetts School Building Authority, Series C (RB) 5.00%, 08/15/25 (c)	639,252
225,000	Massachusetts State College Building Authority, Series C (RB) 3.00%, 05/01/22 (c)	201,206
290,000	Massachusetts Water Resources Authority, Series C (RB) 4.00%, 08/01/26 (c)	304,166
150,000	Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	134,142
		7,090,320
Michigan: 1.7%
250,000	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB) 5.00%, 07/01/26 (c)	276,265
390,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	428,988
220,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	244,721
	Michigan Finance Authority, Henry Ford Health System (RB)
345,000	4.00%, 11/15/26 (c)	345,224
110,000	4.00%, 11/15/26 (c)	111,703
225,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	240,401
	Michigan Finance Authority, Trinity Health Credit Group (RB)
560,000	4.00%, 06/01/25 (c)	574,118
150,000	4.00%, 06/01/27 (c)	152,453
100,000	Michigan State Housing Development Authority, Series A (RB) 3.70%, 12/01/25 (c)	100,315
190,000	Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	214,936
		2,689,124
Minnesota: 0.2%
300,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	332,763
Mississippi: 0.2%
340,000	State of Mississippi, Series A (GO) 4.00%, 10/01/27 (c)	356,208
Missouri: 0.9%
130,000	Health and Educational Facilities Authority of the State of Missouri, Series A (RB) 5.00%, 10/01/25 (c)	146,198
235,000	Health and Educational Facilities Authority of the State of Missouri, Series C (RB) 4.00%, 11/15/27 (c)	242,541
315,000	4.00%, 07/01/26 (c) (p)	320,774
250,000	Health and Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	256,988
170,000	Metropolitan St. Louis Sewer District, Series B (RB) 5.00%, 05/01/23 (c)	189,472
315,000	Missouri Joint Municipal Electric Utility Commission, Series A (RB) 4.00%, 06/01/26 (c)	330,539
		1,486,512
Montana: 0.1%
165,000	Gallatin County High School District No. 7, Series A (GO) 4.00%, 06/01/27 (c)	175,996
Nebraska: 0.5%
505,000	Nebraska Public Power District, Series A-2 (RB) 5.00%, 01/01/22 (c)	543,309
210,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	180,667
		723,976
Nevada: 0.4%
390,000	Carson City, Carson Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	428,473
135,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	136,643
		565,116
New Hampshire: 0.3%
265,000	New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	274,771
200,000	New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	208,088
		482,859
New Jersey: 2.0%
	Atlantic County Improvement Authority, Series A (RB) (AGM)
140,000	3.25%, 07/01/26 (c)	131,977
165,000	4.00%, 07/01/26 (c)	168,934
320,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	347,830
	New Jersey Health Care Facilities Financing Authority, Series A (RB)
150,000	4.00%, 07/01/27 (c)	155,930
130,000	5.00%, 07/01/24 (c)	141,855
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
255,000	5.00%, 06/15/23 (c)	268,938
100,000	5.00%, 06/15/24 (c)	105,663
100,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	114,092
565,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	626,647
210,000	New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	218,868
	Rutgers, State University of New Jersey, Series M (RB)
290,000	3.13%, 05/01/21 (c)	273,221
105,000	3.13%, 05/01/21 (c)	98,415
500,000	Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	536,920
		3,189,290
New Mexico: 0.2%
340,000	New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 11/01/27 (c)	350,873
New York: 15.5%
	Brooklyn Arena Local Development Corp., Series A (RB) (AGM)
110,000	3.00%, 01/15/27 (c)	96,932
125,000	3.00%, 01/15/27 (c)	115,684
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	237,648
500,000	5.00%, 01/01/26 (c)	539,440
	City of New York, Series B-1 (GO)
200,000	5.00%, 10/01/27 (c)	229,588
100,000	5.00%, 10/01/27 (c)	115,224
255,000	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	280,309
115,000	Dutchess County Local Development Corp., Marist College Project, Series A (RB) 5.00%, 07/01/25 (c)	127,745
	Hudson Yards Infrastructure Corp., Series A (RB)
500,000	4.00%, 02/15/27 (c)	516,065
1,160,000	5.00%, 02/15/27 (c)	1,317,656
335,000	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	329,868
300,000	Long Island Power Authority (RB) 5.00%, 09/01/27 (c)	338,973
	Metropolitan Transportation Authority, Series A (RB)
300,000	5.00%, 05/15/25 (c)	332,691
250,000	5.25%, 11/15/26 (c)	293,187
285,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	320,095
155,000	Metropolitan Transportation Authority, Series B (RB) 5.25%, 05/15/25 (c)	172,836
250,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.25%, 11/15/26 (c)	282,370
250,000	Metropolitan Transportation Authority, Series D (RB) 4.00%, 05/15/28 (c)	255,688
250,000	Metropolitan Transportation Authority, Series D-1 (RB) 5.25%, 11/15/24 (c)	283,990
470,000	Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/23 (c)	518,274
	MTA Hudson Rail Yards Trust, Series A (RB)
500,000	5.00%, 11/15/19 (c)	516,865
145,000	5.00%, 11/15/23 (c)	156,861
270,000	Nassau County, Series B (GO) 5.00%, 04/01/23 (c)	294,556
125,000	Nassau County, Series C (GO) 5.00%, 04/01/26 (c)	138,655
490,000	New York City Housing Development Corp., Multi-Family Housing, Series G-1 (RB) 3.75%, 11/01/25 (c)	480,700
255,000	New York City Housing Development Corp., Series D (RB) 3.65%, 02/01/25 (c)	254,197
215,000	New York City Municipal Water Finance Authority, Series A (RB) 3.00%, 06/15/26 (c)	202,719
375,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	418,522
170,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	177,749
550,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB) 5.00%, 06/15/24 (c)	615,686
105,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) 4.00%, 06/15/24 (c)	107,424
120,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	135,092
	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB)
175,000	4.00%, 06/15/27 (c)	182,159
525,000	5.00%, 06/15/24 (c)	591,029
205,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	229,733
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB) (SAW)
235,000	4.00%, 01/15/26 (c)	241,869
315,000	4.00%, 05/01/26 (c)	326,677
445,000	5.00%, 11/01/23 (c)	496,820
500,000	5.00%, 08/01/25 (c)	568,100
250,000	5.00%, 08/01/25 (c)	284,050
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-3 (RB) 5.00%, 08/01/27 (c)	571,140
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
400,000	4.00%, 08/01/27 (c)	413,760
500,000	5.00%, 08/01/24 (c)	562,100
250,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/27 (c)	285,647
285,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/27 (c)	323,857
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-3 (RB)
175,000	3.00%, 02/01/26 (c)	159,761
365,000	3.00%, 02/01/26 (c)	334,738
205,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/27 (c)	216,324
	New York State Dormitory Authority, New York University, Series A (RB)
375,000	4.00%, 07/01/26 (c)	391,282
200,000	4.00%, 07/01/26 (c)	208,260
475,000	5.00%, 07/01/28 (c)	551,955
750,000	5.00%, 07/01/28 (c)	870,112
	New York State Dormitory Authority, Series A (RB)
250,000	4.00%, 03/15/27 (c)	257,908
230,000	5.00%, 03/15/23 (c)	253,874
155,000	5.00%, 03/15/24 (c)	174,070
550,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	617,056
180,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 09/15/25 (c)	204,152
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
800,000	4.00%, 03/15/27 (c)	824,104
150,000	5.00%, 03/15/27 (c)	170,921
570,000	New York State Dormitory Authority, The New School, Series A (RB) 5.00%, 01/01/27 (c)	634,467
195,000	New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	193,961
115,000	New York State Urban Development Corp., State Personal Income Tax, Series A (RB) 5.00%, 09/15/25 (c)	130,510
450,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	509,134
190,000	State of New York Mortgage Agency (RB) 3.50%, 04/01/26 (c)	187,319
	Triborough Bridge and Tunnel Authority, Series A (RB)
280,000	5.00%, 05/15/24 (c)	313,636
420,000	5.00%, 05/15/26 (c)	476,053
130,000	Triborough Bridge and Tunnel Authority, Series B-3 (RB) 5.00%, 11/15/25 (c)	148,175
160,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/25 (c)	182,944
740,000	Utility Debt Securitization Authority, Series E (RB) 5.00%, 12/15/23 (c)	826,476
310,000	Westchester County Local Development Corp., Medical Center (RB) 3.75%, 11/01/25 (c)	294,054
		24,411,476
North Carolina: 1.2%
140,000	Mecklenburg County, Series A (GO) 3.00%, 04/01/27 (c)	132,605
100,000	North Carolina Agricultural & Technical State University, Series A (RB) 5.00%, 10/01/25 (c)	113,009
265,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 10/01/25 (c)	297,836
	North Carolina Housing Finance Agency, Series 39-B (RB)
500,000	3.85%, 07/01/27 (c)	501,860
500,000	4.00%, 07/01/27 (c)	502,595
350,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	363,097
		1,911,002
Ohio: 2.0%
150,000	Allen County, Ohio Hospital Facilities Revenue Bonds, Series A (RB) 5.00%, 11/01/24 (c)	161,996
	American Municipal Power, Inc., Series A (RB)
190,000	4.00%, 02/15/26 (c)	191,598
220,000	5.00%, 02/15/26 (c)	243,533
240,000	City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	240,547
100,000	Clermont County Port Authority, West Clermont Local School District Project (RB) 4.25%, 12/01/25 (c)	102,208
375,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	424,590
150,000	Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	151,734
250,000	Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	268,548
190,000	North Royalton City School District (GO) 5.00%, 06/01/25 (c)	212,433
775,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	866,930
215,000	Ohio Housing Finance Agency, Series D (RB) 3.63%, 09/01/26 (c)	209,889
		3,074,006
Oklahoma: 0.5%
250,000	Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	258,525
350,000	Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/26 (c)	361,795
100,000	University of Oklahoma, Series C (RB) 4.00%, 07/01/25 (c)	103,792
		724,112
Oregon: 0.9%
335,000	City of Portland, Sewer System, Series B (RB) 4.00%, 10/01/24 (c)	348,919
190,000	Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	199,071
295,000	Multnomah Country School District No. 1J, Series B (GO) (SBG) 3.25%, 06/15/27 (c)	281,743
240,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	243,036
275,000	State of Oregon, Series N (GO) 5.00%, 08/01/23 (c)	306,424
		1,379,193
Pennsylvania: 4.9%
180,000	Chester County Health & Education Facilities Authority, Series A (RB) 4.00%, 10/01/27 (c)	183,316
55,000	City of Philadelphia, Series B (GO) 4.00%, 08/01/25 (c)	56,350
140,000	Delaware County Authority, Series A (RB) 3.75%, 04/01/27 (c)	140,200
190,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	208,654
350,000	Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	357,623
145,000	Montgomery County Higher Education and Health Authority, Philadelphia Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	158,820
110,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	123,812
150,000	Montgomery County Industrial Development Authority (RB) 5.00%, 11/15/26 (c)	165,828
480,000	Pennsylvania Economic Development Financing Authority (RB) 4.00%, 09/15/26 (c)	490,344
465,000	Pennsylvania Economic Development Financing Authority, Capital Region Parking System (RB) 6.00%, 01/01/24 (c)	534,220
115,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 4.00%, 08/15/25 (c)	118,123
195,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 120 (RB) 3.20%, 10/01/25 (c)	177,555
	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB)
250,000	3.90%, 10/01/26 (c)	254,723
640,000	4.00%, 10/01/26 (c)	650,234
250,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 125B (RB) 3.65%, 04/01/27 (c)	248,798
	Pennsylvania Turnpike Commission (RB)
740,000	4.00%, 12/01/27 (c)	755,592
505,000	5.00%, 12/01/27 (c)	562,706
	Pennsylvania Turnpike Commission, Series A (RB) (AGM)
125,000	4.00%, 12/01/26 (c)	128,023
115,000	5.00%, 12/01/24 (c)	126,219
150,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	168,026
	Pennsylvania Turnpike Commission, Series B (RB)
230,000	5.00%, 12/01/25 (c)	254,792
100,000	5.00%, 12/01/25 (c)	111,882
125,000	5.00%, 12/01/25 (c)	135,845
325,000	5.00%, 12/01/25 (c)	361,371
100,000	Philadelphia Authority for Industrial Development (RB) 5.00%, 04/01/25 (c)	111,483
450,000	Philadelphia Authority for Industrial Development, Series A (RB) 5.00%, 07/01/24 (c)	498,942
170,000	Reading School District of Berks County (GO) (AGM) (SAW) 5.00%, 03/01/27 (c)	190,630
220,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	246,932
135,000	West View Municipal Authority, Water Revenue (RB) 4.00%, 11/15/24 (c)	138,850
		7,659,893
Rhode Island: 0.2%
310,000	Rhode Island Health and Educational Building Corp., Brown University Issue, Series A (RB) 4.00%, 09/01/27 (c)	325,162
South Carolina: 1.6%
100,000	Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	91,351
195,000	Greenville Health System, Series B (RB) 5.00%, 05/01/24 (c)	212,856
100,000	Lexington County School District No. 2, Series C (GO) 3.00%, 03/01/26 (c)	91,721
	South Carolina Public Service Authority, Series A (RB)
125,000	4.00%, 06/01/25 (c)	123,559
205,000	5.00%, 06/01/25 (c)	218,270
125,000	5.50%, 06/01/24 (c)	136,286
95,000	South Carolina Public Service Authority, Series B (RB) 5.13%, 12/01/23 (c)	100,970
	South Carolina Public Service Authority, Series C (RB)
120,000	4.00%, 12/01/24 (c)	118,616
200,000	5.00%, 12/01/24 (c)	212,686
	South Carolina Public Service Authority, Series E (RB)
390,000	5.00%, 12/01/23 (c)	410,639
185,000	5.25%, 12/01/25 (c)	200,290
600,000	5.50%, 12/01/23 (c)	649,968
		2,567,212
Tennessee: 1.1%
100,000	Chattanooga Health Educational and Housing Facility Board, Series A (RB) 5.25%, 01/01/23 (c)	106,928
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
250,000	5.00%, 10/01/24 (c)	268,040
100,000	5.00%, 10/01/24 (c)	106,817
125,000	Metropolitan Nashville Airport Authority, Series A (RB) 5.00%, 07/01/25 (c)	140,254
230,000	Sullivan County (GO) 4.00%, 05/01/26 (c)	237,735
250,000	Sullivan County (GO) 3.75%, 05/01/26 (c)	244,813
585,000	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB) 5.00%, 11/01/25 (c)	663,121
		1,767,708
Texas: 12.1%
190,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	179,978
175,000	Austin Community College District (GO) 5.00%, 08/01/25 (c)	198,478
570,000	Bexar County (GO) 4.00%, 06/15/26 (c)	590,628
55,000	Bexar County, Combined Venue Tax (RB) (AGM) 3.75%, 08/15/24 (c)	55,147
650,000	Board of Regents of the University of Texas System, Series B (RB) 4.00%, 08/15/27 (c)	672,945
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	273,610
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	272,845
150,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	165,578
250,000	City of Austin, Airport System Revenue, Series A (RB) 5.00%, 11/15/26 (c)	282,902
110,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 05/15/24 (c)	123,026
190,000	City of Dallas (GO) (AGM) 3.25%, 02/15/27 (c)	180,814
200,000	City of Dallas, Waterworks and Sewer System, Series A (RB) 4.00%, 10/01/26 (c)	210,674
400,000	City of Denton (GO) 4.00%, 02/15/27 (c)	409,592
275,000	City of El Paso (GO) 4.00%, 08/15/26 (c)	282,807
440,000	City of Houston, Combined Utility System, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	456,971
825,000	Cleburne Independent School District (GO) 5.00%, 02/15/26 (c)	930,204
	Collin County Community College District (GO)
500,000	3.50%, 08/15/22 (c)	487,085
300,000	3.50%, 08/15/24 (c)	294,477
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
220,000	5.00%, 12/01/25 (c)	247,828
175,000	5.00%, 12/01/25 (c)	198,118
350,000	5.00%, 12/01/25 (c)	399,451
1,020,000	Frisco Independent School District (GO) 4.00%, 02/15/27 (c)	1,058,107
	Harris County, Toll Road, Senior Lien, Series A (RB)
500,000	4.00%, 02/15/28 (c)	521,355
340,000	5.00%, 08/15/26 (c)	384,863
215,000	Keller Independent School District (GO) 4.00%, 08/15/25 (c)	224,516
200,000	Klein Independent School District (GO) 4.00%, 08/01/26 (c)	206,500
450,000	Klein Independent School District, Series A (GO) 4.00%, 08/01/25 (c)	463,855
1,460,000	Leander Independent School District, Series A (GO) 0.00%, 08/16/26 (c) ^	570,203
	Leander Independent School District, Series D (GO)
200,000	0.00%, 08/15/24 (c) ^	72,656
100,000	0.00%, 08/15/24 (c) ^	42,484
220,000	Lower Colorado River Authority (RB) 5.00%, 05/15/23 (c)	241,426
	New Hope Cultural Education Facilities Finance Corp. Cardinal Bay, Inc., Series A-1 (RB)
300,000	5.00%, 07/01/26 (c)	324,396
400,000	5.00%, 07/01/26 (c)	433,952
290,000	North Texas Tollway Authority, First Tier, Series A (RB) 4.00%, 01/01/26 (c)	299,007
345,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/23 (c)	375,850
500,000	North Texas Tollway Authority, Second Tier, Series B (RB) (AGM) 4.00%, 01/01/27 (c)	517,705
510,000	Regents of the University of Texas, Series B (RB) 4.00%, 02/15/26 (c)	535,031
115,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	110,453
325,000	State of Texas, Series D (GO) 4.00%, 05/15/25 (c)	335,917
450,000	State of Texas, Transportation Commission (GO) 5.00%, 10/01/24 (c)	507,847
	Tarrant County Cultural Education Facilities Finance Corp., Series A (RB)
360,000	2.25%, 02/15/20 (c)	336,107
115,000	4.00%, 05/15/26 (c)	116,687
640,000	4.00%, 08/15/26 (c)	655,021
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
500,000	5.00%, 08/15/24 (c)	539,635
850,000	5.00%, 08/15/24 (c)	921,230
400,000	Texas Water Development Board (RB) 4.00%, 10/15/26 (c)	419,084
	Texas Water Development Board, Series A (RB)
300,000	4.00%, 04/15/28 (c)	308,748
180,000	4.00%, 04/15/28 (c)	190,535
265,000	5.00%, 10/15/25 (c)	302,036
340,000	5.00%, 04/15/28 (c)	392,833
500,000	University of Houston Texas, Series C (RB) 4.00%, 02/15/26 (c)	517,435
215,000	University of Texas, Revenue Financing System, Series B (RB) 2.50%, 08/15/21 (c)	203,584
		19,042,216
Utah: 0.5%
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	176,507
350,000	4.00%, 05/15/24 (c)	358,526
220,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/25 (c)	249,755
		784,788
Vermont: 0.2%
220,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	241,474
Virginia: 0.8%
380,000	Chesapeake Bay Bridge & Tunnel District (RB) (AGM) 5.00%, 07/01/26 (c)	428,325
500,000	Virginia Commonwealth Transportation Board (RB) (AGM) 3.25%, 05/15/28 (c)	470,325
105,000	Virginia Commonwealth Transportation Board, Capital Projects (RB) 3.00%, 05/15/26 (c)	94,971
195,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	195,626
		1,189,247
Washington: 2.6%
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
190,000	5.00%, 11/01/25 (c)	214,445
230,000	5.00%, 11/01/25 (c)	261,678
230,000	City of Seattle, Series C (RB) 4.00%, 09/01/27 (c)	240,150
850,000	King County Housing Authority, Ballinger Commons Apartments (RB) 3.50%, 05/01/28 (c)	828,622
425,000	King County School District No. 401 (GO) (SBG) 4.00%, 12/01/26 (c)	446,815
	State of Washington, Various Purpose, Series A (GO)
340,000	5.00%, 08/01/26 (c)	385,448
100,000	5.00%, 08/01/27 (c)	115,839
200,000	5.00%, 08/01/27 (c)	230,484
195,000	Tacoma School District No. 10 (GO) (SBG) 5.25%, 12/01/24 (c)	225,716
475,000	University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	495,506
615,000	Washington Health Care Facilities Authority, Multicare Health System, Series A (RB) 5.00%, 08/15/25 (c)	679,753
		4,124,456
West Virginia: 0.2%
	West Virginia Hospital Finance Authority, Series A (RB)
110,000	3.00%, 06/01/26 (c)	97,230
160,000	3.25%, 06/01/26 (c)	143,771
		241,001
Wisconsin: 1.1%
240,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/25 (c)	272,722
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
275,000	4.00%, 05/15/26 (c)	279,964
560,000	4.50%, 05/15/26 (c)	596,674
205,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	206,788
225,000	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	207,385
	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
115,000	4.00%, 02/15/27 (c)	113,980
105,000	4.00%, 02/15/27 (c)	105,225
		1,782,738
Wyoming: 0.2%
90,000	Wyoming Community Development Authority, Series 3 (RB) 3.70%, 06/01/24 (c)	90,231
160,000	Wyoming Municipal Power Agency, Inc., Series A (RB) 5.00%, 01/01/27 (c)	177,603
		267,834
Total Municipal Bonds: 99.0% (Cost: $156,912,717)		155,721,043
Other assets less liabilities: 1.0%		1,608,406
NET ASSETS: 100.0%		$157,329,449

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	10.0%	$15,521,164
Health Care	16.8	26,221,099
Housing	4.0	6,269,674
Industrial Revenue	0.6	850,312
Leasing	2.8	4,275,425
Local	13.6	21,201,423
Power	5.4	8,380,689
Special Tax	10.5	16,411,786
State	7.7	11,989,113
Tobacco	0.8	1,206,214
Transportation	16.5	25,731,889
Water & Sewer	11.3	17,662,255
	100.0%	$155,721,043

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$155,721,043	$—	$155,721,043

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.7%
Alabama: 1.1%
$250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	$280,497
325,000	Alabama Public School & College Authority, Series A (RB) 5.00%, 02/01/22	359,281
	Alabama Public School & College Authority, Series B (RB)
285,000	5.00%, 01/01/21	307,076
25,000	5.00%, 01/01/23	28,187
500,000	Black Belt Energy Gas District, Series A (RB) (SAW) 5.00%, 12/01/23	561,210
600,000	Jefferson County (RB) 5.00%, 09/15/22	666,552
105,000	State of Alabama, Series A (GO) 5.00%, 08/01/20	111,904
		2,314,707
Alaska: 0.7%
750,000	Alaska Municipal Bond Bank Authority, Series 3 (RB) 4.00%, 12/01/21	799,327
700,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/19	725,921
		1,525,248
Arizona: 2.0%
15,000	Arizona Health Facilities, Banner Health, Series A (RB) 5.00%, 01/01/23	16,851
95,000	Arizona School Facilities Board, Series A (CP) 5.00%, 09/01/20	101,340
225,000	Board of Regents of Arizona, University Projects, Series A (CP) 5.00%, 06/01/22	249,766
250,000	City of Chandler (GO) 4.00%, 07/01/21	266,275
300,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/20	318,210
225,000	City of Phoenix (GO) 4.00%, 07/01/20	235,049
	City of Phoenix, Civic Improvement Corp. (RB)
60,000	5.00%, 07/01/20	63,818
125,000	5.00%, 07/01/23	142,403
870,000	City of Phoenix, Civic Improvement Corp., Series B (RB) 5.00%, 07/01/23	992,000
250,000	City of Phoenix, Civic Improvement Corp., Series D (RB) 5.00%, 07/01/23	283,802
250,000	City of Tucson, Water System Revenue (RB) 5.00%, 07/01/21	272,608
50,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/22	55,759
	Maricopa County Industrial Development Authority, Series A (RB)
250,000	5.00%, 01/01/20	261,330
250,000	5.00%, 01/01/21	268,688
	Pima County (GO)
15,000	4.00%, 07/01/22	16,147
310,000	4.00%, 07/01/23	337,965
105,000	State of Arizona, Certificates of Participation (CP) 5.00%, 10/01/21	114,913
		3,996,924
Arkansas: 0.1%
150,000	State of Arkansas, Four-Lane Highway Construction and Improvement (GO) 5.00%, 06/15/21	163,626
California: 11.4%
100,000	ABAG Finance Authority for Nonprofit Corporations, Series A (RB) 5.00%, 08/01/21	109,296
250,000	Anaheim Housing & Public Improvements Authority, Series, B (RB) 5.00%, 04/01/23 (c)	285,267
475,000	Bay Area Toll Authority, Series G (RB) 2.00%, 10/01/23 (c) (p)	468,464
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	503,170
155,000	Bay Area Toll Authority, Toll Bridge Revenue, Series S-4 (RB) 5.25%, 04/01/23 (c)	179,568
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/15/19 (p)	753,166
1,500,000	California Infrastructure and Economic Development Bank, Pacific Gas and Electric Company, Series F (RB) 1.75%, 06/01/22 (p)	1,424,760
100,000	California Municipal Finance Authority, City of Anaheim Electric Utility Distribution System, Series A (RB) 5.00%, 10/01/19	104,223
300,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB) 5.00%, 09/01/19	311,736
85,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB) 5.00%, 09/01/20	91,071
	California State Public Works Board, Department of Corrections and Rehabilitation, Series G (RB)
160,000	5.00%, 01/01/20	167,942
280,000	5.00%, 09/01/23	321,992
1,215,000	California State Public Works Board, Series D (RB) 5.00%, 09/01/23	1,397,214
450,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/22	507,892
	California State Public Works Board, Various Capital Projects, Series I (RB)
75,000	5.00%, 11/01/19	78,363
765,000	5.00%, 11/01/20	823,752
500,000	5.00%, 11/01/23	577,045
320,000	California State University, Series A (RB) 5.00%, 11/01/21	354,822
70,000	California State University, Series B-2 (RB) 4.00%, 05/01/21 (c) (p)	73,973
250,000	California State, Various Purpose (GO) 5.00%, 10/01/23	288,740
600,000	California State, Various Purpose, Series B (GO) 5.00%, 09/01/23	691,554
275,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	303,512
15,000	City of San Francisco, Public Utilities Commission Water Revenue, Series A (RB) 5.00%, 11/01/22	17,053
500,000	Contra Costa Transportation Authority, Series A (RB) 5.00%, 03/01/21	544,925
70,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	78,297
1,000,000	Golden State Tobacco Securitization Corp., Series A (RB) 5.00%, 06/01/22	1,111,630
230,000	Golden State Tobacco Securitization Corp., Series A-1 (RB) 5.00%, 06/01/21	250,684
250,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/20	267,665
500,000	Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	531,015
10,000	Los Angeles County Metropolitan Transportation Authority, Series A (RB) 5.00%, 07/01/22	11,301
	Los Angeles Department of Water and Power, Series A (RB)
35,000	5.00%, 07/01/21	38,500
250,000	5.00%, 07/01/23	288,860
	Los Angeles Department of Water and Power, Series B (RB)
115,000	5.00%, 07/01/20	122,858
30,000	5.00%, 07/01/22	33,867
200,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/22	225,778
	Los Angeles Unified School District, Series A (GO)
10,000	4.00%, 07/01/21	10,716
60,000	5.00%, 07/01/21	66,001
130,000	Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	150,140
	Los Angeles Unified School District, Series C (GO)
335,000	5.00%, 07/01/20	357,298
140,000	5.00%, 07/01/21	154,001
35,000	Metropolitan Water District, Series E (RB) 5.00%, 07/01/21	38,469
515,000	Oakland Unified School District (GO) (AGM) 5.00%, 08/01/21	566,201
100,000	Orange County Sanitation District, Series A (RB) 5.00%, 02/01/24	116,792
10,000	Orange County, Coast Community College District, Series A (GO) 5.00%, 08/01/21	11,007
420,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	460,198
100,000	Riverside County Transportation Commission, Series A (RB) 5.00%, 06/01/21	109,633
300,000	Sacramento County, Airport System, Series B (RB) 5.00%, 07/01/23	343,884
15,000	Sacramento County, Sanitation District Financial Authority, Series A (RB) 5.00%, 12/01/21	16,642
25,000	San Diego Public Facilities Financing Authority, Sewer Revenue (RB) 5.00%, 05/15/22	28,140
20,000	San Diego Unified School District, Series R-3 (GO) 5.00%, 07/01/22	22,521
50,000	San Francisco Bay Area Rapid Transit District, Series C (GO) 4.00%, 08/01/21	53,559
100,000	San Francisco Community College District (GO) 5.00%, 06/15/24	116,715
10,000	San Francisco State Building Authority, Civic Center Complex, Series A (RB) 5.00%, 12/01/21	11,067
285,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	289,258
	State of California Department of Water Resources, Central Valley Project (RB)
105,000	5.00%, 12/01/19	110,164
360,000	5.00%, 12/01/21	400,032
620,000	State of California Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	678,702
	State of California, Various Purpose (GO)
25,000	5.00%, 03/01/20	26,402
100,000	5.00%, 08/01/20	106,943
500,000	5.00%, 09/01/21	550,735
300,000	5.00%, 09/01/21	330,441
815,000	5.00%, 11/01/21	901,773
265,000	5.00%, 09/01/22	298,994
450,000	5.00%, 10/01/22	508,666
1,000,000	5.00%, 09/01/23	1,152,590
500,000	5.00%, 09/01/23	576,295
100,000	5.00%, 03/01/24	116,167
300,000	Stockton Unified School District (GO) 5.00%, 08/01/23	342,444
1,000,000	University of California, Series AT (RB) 1.40%, 11/15/20 (c) (p)	984,080
		23,346,625
Colorado: 0.6%
125,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	137,246
250,000	City of Aurora, Colorado First-Lien Water (RB) 5.00%, 08/01/22	279,490
500,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/23	567,945
125,000	Denver City and County School District No. 1 (GO) (SAW) 5.00%, 12/01/20	134,473
140,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/20	148,263
		1,267,417
Connecticut: 3.2%
640,000	State of Connecticut, Health and Education Facilities Authority, Yale University, Series C-2 (RB) 5.00%, 02/01/23 (p)	721,600
	State of Connecticut, Series A (RB)
270,000	5.00%, 09/01/20	286,138
280,000	5.00%, 03/15/23	310,870
265,000	5.00%, 04/15/23	294,709
	State of Connecticut, Series B (GO)
375,000	4.00%, 05/15/23	400,740
290,000	5.00%, 05/15/21	311,654
250,000	State of Connecticut, Series C (GO) 5.00%, 06/15/23	278,722
	State of Connecticut, Series D (GO)
115,000	5.00%, 06/15/20	121,210
300,000	5.00%, 08/15/23	335,280
350,000	State of Connecticut, Series E (GO) 5.00%, 10/15/22	386,015
290,000	State of Connecticut, Series G (GO) 3.00%, 11/01/20	295,887
	State of Connecticut, Special Tax Revenue, Series A (RB)
100,000	5.00%, 08/01/20	105,744
405,000	5.00%, 01/01/22	441,810
225,000	5.00%, 09/01/22	247,331
245,000	5.00%, 01/01/23	270,549
375,000	5.00%, 04/15/23	417,041
100,000	5.00%, 08/01/23	111,427
175,000	5.00%, 09/01/23	195,218
100,000	5.00%, 09/01/23	111,553
100,000	5.00%, 10/01/23	111,729
400,000	State of Connecticut, Special Tax Revenue, Series B (RB) 5.00%, 08/01/23	445,708
	University of Connecticut, Series A (RB)
170,000	5.00%, 01/15/22	185,091
215,000	5.00%, 08/15/23	240,069
		6,626,095
Delaware: 0.4%
150,000	Delaware Transportation Authority System (RB) 5.00%, 07/01/22	167,217
650,000	State of Delaware, Series B (GO) 5.00%, 07/01/23	741,799
		909,016
District of Columbia: 1.3%
	District of Columbia, Series A (GO)
200,000	5.00%, 06/01/20	212,252
175,000	5.00%, 06/01/20	185,721
1,020,000	5.00%, 06/01/21	1,110,545
515,000	5.00%, 06/01/21	560,717
500,000	5.00%, 06/01/22	556,990
		2,626,225
Florida: 2.9%
130,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 12/01/19 (c)	135,477
245,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/20	260,063
200,000	Hillsborough County (RB) 5.00%, 11/01/21	219,828
270,000	JEA Electric System, Series Three A (RB) 5.00%, 10/01/19	280,473
340,000	JEA Electric System, Series Three D (RB) 5.00%, 10/01/19	353,552
460,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA) 5.00%, 02/01/24	525,067
110,000	Miami-Dade County, Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	116,955
	Miami-Dade County, Expressway Authority, Toll System Revenue, Series B (RB)
50,000	5.00%, 07/01/20	53,035
250,000	5.00%, 07/01/21	271,865
85,000	Miami-Dade County, School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	89,701
115,000	Miami-Dade County, School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	119,851
	Miami-Dade County, Water & Sewer System (RB)
185,000	5.00%, 10/01/20	197,832
360,000	5.00%, 10/01/23	411,019
100,000	Palm Beach County, School Board, Series B (CP) 5.00%, 08/01/22	111,226
	Reedy Creek Improvement District, Series A (GO)
265,000	5.00%, 06/01/20	280,937
300,000	5.00%, 06/01/21	326,196
	State of Florida, Board of Education, Full Faith and Credit, Series C (GO)
125,000	5.00%, 06/01/22	139,493
225,000	5.00%, 06/01/23	256,707
	State of Florida, Board of Education, Full Faith and Credit, Series D (GO)
250,000	5.00%, 06/01/20	265,175
275,000	5.00%, 06/01/21	299,571
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/21	109,162
450,000	5.00%, 07/01/23	512,874
	State of Florida, Department of Management Services, Series A (CP)
275,000	5.00%, 08/01/22	306,430
180,000	5.00%, 09/01/23	205,961
80,000	State of Florida, Department of Transportation, Turnpike Revenue, Series C (RB) 5.00%, 07/01/21	87,330
		5,935,780
Georgia: 2.7%
1,000,000	Burke County Development Authority, Pollution Control, Series F (RB) 3.00%, 02/01/23 (p)	998,750
290,000	Georgia State Road and Tollway Authority, Series B (RB) 5.00%, 06/01/21	315,491
500,000	Main Street Natural Gas, Inc., Series A (RB) 4.00%, 06/01/23 (c) (p)	533,105
500,000	Main Street Natural Gas, Inc., Series C (RB) 4.00%, 06/01/23	533,915
1,000,000	Monroe County Industrial Development Agency (RB) 2.35%, 12/11/20 (p)	1,005,710
200,000	Municipal Electric Authority of Georgia, Series A (RB) 4.00%, 01/01/21	209,088
600,000	Richmond County, Board of Education (GO) (SAW) 5.00%, 10/01/21	659,166
	State of Georgia, Series A (GO)
50,000	5.00%, 02/01/21	53,992
480,000	5.00%, 02/01/22	530,976
160,000	5.00%, 02/01/23	180,987
15,000	5.00%, 02/01/23	16,968
460,000	State of Georgia, Series F (GO) 5.00%, 07/01/21	501,874
		5,540,022
Hawaii: 0.5%
235,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/19	243,159
200,000	State of Hawaii, Series EP (GO) 5.00%, 08/01/20	213,150
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	542,510
		998,819
Idaho: 0.2%
450,000	Idaho Health Facilities Authority, Trinity Health Credit Group, Series D (RB) 5.00%, 12/01/21	494,802
Illinois: 6.6%
	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
100,000	5.00%, 01/01/22	110,199
250,000	5.00%, 01/01/23	280,967
170,000	5.00%, 01/01/24	194,446
	Chicago O’Hare International Airport, Senior Lien, Series C (RB)
250,000	5.00%, 01/01/22	275,498
100,000	5.00%, 01/01/22	110,199
150,000	5.00%, 01/01/23	168,581
115,000	5.00%, 01/01/24	131,537
	Chicago Transit Authority, Federal Transit Administration Section 5307 (RB)
500,000	5.00%, 06/01/22	546,520
500,000	5.00%, 06/01/23	555,325
250,000	City of Chicago, Series A (GO) 5.00%, 01/01/20	257,215
950,000	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB) 5.00%, 11/01/23	1,068,569
215,000	City of Chicago, Water Revenue (RB) 5.00%, 11/01/20	228,706
165,000	City of Springfield, Electric Revenue (RB) 5.00%, 03/01/23	184,109
235,000	City of Springfield, Electric Revenue, Senior Lien (RB) 5.00%, 03/01/24	266,206
	Illinois Finance Authority, Clean Water Initiative (RB)
310,000	4.00%, 01/01/23	335,519
240,000	5.00%, 07/01/22	267,067
250,000	5.00%, 01/01/23	281,080
155,000	5.00%, 01/01/24	177,033
250,000	Illinois Finance Authority, Series A (RB) 5.00%, 07/15/23	282,800
120,000	McHenry County Conservation District (GO) 5.00%, 02/01/21	129,091
250,000	Regional Transportation Authority, Series A (RB) 5.00%, 07/01/24	282,395
370,000	Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	410,056
	State of Illinois (GO)
800,000	5.00%, 02/01/20	823,848
85,000	5.00%, 05/01/20	87,883
700,000	5.00%, 01/01/21	730,352
100,000	5.00%, 04/01/21	104,661
1,000,000	5.00%, 06/01/21	1,048,850
95,000	5.00%, 07/01/21	99,746
110,000	5.00%, 05/01/22	116,296
350,000	5.00%, 06/01/22	370,324
500,000	5.00%, 02/01/23	532,030
200,000	5.00%, 02/01/24	214,162
515,000	State of Illinois, Sales Tax, Series C (RB) 5.00%, 06/15/22	562,189
250,000	State of Illinois, Series C (RB) 4.00%, 06/15/21	261,163
1,140,000	State of Illinois, Series D (GO) 5.00%, 11/01/22	1,211,512
	State of Illinois, Toll Highway Authority, Series A (RB)
50,000	5.00%, 12/01/19	52,195
300,000	5.00%, 12/01/22	336,222
300,000	University of Illinois, Auxiliary Facilities System, Series A (CP) 5.00%, 08/15/20	316,818
		13,411,369
Indiana: 0.1%
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/22	275,060
Iowa: 0.3%
	Iowa Finance Authority (RB)
285,000	5.00%, 08/01/20	303,856
250,000	5.00%, 08/01/23	286,137
25,000	State of Iowa, IJobs Program, Series A (RB) 5.00%, 06/01/22	27,781
		617,774
Kansas: 0.9%
350,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	391,818
230,000	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB) 5.00%, 04/01/22	254,081
1,035,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	1,159,956
		1,805,855
Kentucky: 1.8%
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
60,000	5.00%, 09/01/21	65,426
305,000	5.25%, 09/01/22	341,615
50,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/19	51,819
	Kentucky State Property and Building Commission, Series B (RB)
15,000	5.00%, 08/01/21	16,239
220,000	5.00%, 08/01/22	242,561
570,000	5.00%, 11/01/22	632,158
320,000	5.00%, 11/01/23	360,947
	Kentucky Turnpike Authority, Series A (RB)
55,000	5.00%, 07/01/20	58,328
20,000	5.00%, 07/01/21	21,755
575,000	Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/22	638,704
250,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	274,410
	University of Kentucky, Series D (RB)
430,000	5.00%, 10/01/23	492,070
355,000	5.25%, 10/01/20	381,969
		3,578,001
Louisiana: 1.4%
390,000	City of New Orleans (GO) 5.00%, 12/01/20	417,608
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority (RB) 5.00%, 10/01/22	194,537
	Louisiana State Citizens Property Insurance Corp. (RB)
35,000	5.00%, 06/01/20	37,046
310,000	5.00%, 06/01/21	336,263
300,000	5.00%, 06/01/22	332,787
670,000	Louisiana State Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/23	755,834
50,000	State of Louisiana, Series C (GO) 5.00%, 08/01/19	51,706
615,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 05/15/20	647,527
		2,773,308
Maine: 0.0%
50,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/19	52,166
Maryland: 4.7%
	Anne Arundel County (GO)
250,000	5.00%, 04/01/21	271,053
35,000	5.00%, 04/01/23	39,719
250,000	Baltimore County Consolidated Public Improvement, Series B (GO) 5.00%, 08/01/19	258,730
30,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 08/15/19	31,009
40,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/19	41,166
500,000	Maryland Stadium Authority, Series A (RB) 5.00%, 05/01/23	565,415
	Maryland State Department of Transportation (RB)
100,000	5.00%, 12/15/20	107,775
40,000	5.00%, 06/01/21	43,574
15,000	5.00%, 02/01/23	16,954
145,000	Maryland Water Quality Financing Administration Bay Restoration Fund (RB) 5.00%, 03/01/21	156,838
25,000	Montgomery County, Consolidated Public Improvement, Series A (GO) 5.00%, 11/01/20	26,857
410,000	Montgomery County, Consolidated Public Improvement, Series B (GO) 5.00%, 12/01/23	471,664
300,000	Montgomery County, Series A (GO) 5.00%, 11/01/22	337,635
455,000	Montgomery County, Series B (GO) 5.00%, 11/01/23	522,172
30,000	State of Maryland, First Series A (GO) 5.00%, 03/01/23	33,976
	State of Maryland, Second Series C (GO)
510,000	5.00%, 08/01/21	558,037
850,000	5.00%, 08/01/22	950,963
1,250,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	1,393,462
2,730,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/15/24	3,152,222
	State of Maryland, State and Local Facilities Loan, Second Series C (GO)
95,000	5.00%, 08/01/19	98,317
170,000	5.25%, 08/01/20	181,905
290,000	Washington Suburban Sanitary District (GO) 4.00%, 06/01/20	302,339
		9,561,782
Massachusetts: 2.7%
	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB)
20,000	5.00%, 06/15/21 (c)	21,752
1,900,000	5.00%, 06/15/22 (c)	2,120,191
85,000	Commonwealth of Massachusetts, Series A (RB) 5.00%, 06/01/20	90,143
10,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/21	10,989
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,026,657
125,000	Massachusetts Bay Transportation Authority (RB) 4.00%, 12/01/21	133,891
	Massachusetts State Development Finance Agency, Care Group, Series H-1 (RB)
480,000	5.00%, 07/01/21	519,139
500,000	5.00%, 07/01/22	550,835
325,000	Massachusetts State Development Finance Agency, Care Group, Series I (RB) 5.00%, 07/01/21	351,500
10,000	Massachusetts State Development Finance Agency, Harvard University, Series A (RB) 5.00%, 07/15/22	11,207
30,000	Massachusetts State Development Finance Agency, Healthcare System, Series Q (RB) 5.00%, 07/01/22	33,371
250,000	Massachusetts State Water Resources Authority, Series C (RB) 5.00%, 08/01/22	280,002
375,000	Massachusetts State, Federal Highway Grant, Series A (RB) 5.00%, 06/15/22	417,866
		5,567,543
Michigan: 2.0%
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
165,000	4.00%, 08/01/20	172,024
420,000	5.00%, 08/01/22	466,637
125,000	Michigan Finance Authority, Detroit Distributable State Aid, Series C-3 (RB) 5.00%, 04/01/20	130,600
750,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM) 5.00%, 07/01/21	811,372
500,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-5 (RB) 5.00%, 07/01/20	528,405
200,000	Michigan Finance Authority, Henry Ford Health System (RB) 5.00%, 11/15/21	217,786
500,000	Michigan Strategic Fund, Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	482,505
500,000	Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	568,375
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB)
250,000	2.25%, 09/01/20	252,183
125,000	5.00%, 09/01/19	129,410
35,000	5.00%, 09/01/21	38,154
175,000	State of Michigan, Grant Anticipation (RB) 5.00%, 03/15/24	201,063
		3,998,514
Minnesota: 2.3%
750,000	Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	845,865
370,000	Rosemount Minnesota, Apple Valley-Eagan Independent School District No. 196, Series A (GO) (SD CRED PROG) 5.00%, 02/01/22	409,294
290,000	State of Minnesota, Public Safety Radio Communications System Project (RB) 5.00%, 06/01/21	315,827
575,000	State of Minnesota, Series E (GO) 3.00%, 08/01/21	595,556
	State of Minnesota, Various Purpose, Series A (GO)
190,000	5.00%, 08/01/19	196,635
150,000	5.00%, 08/01/21	164,082
	State of Minnesota, Various Purpose, Series D (GO)
235,000	5.00%, 08/01/20	250,548
760,000	5.00%, 08/01/22	850,896
500,000	5.00%, 08/01/22	559,800
400,000	State of Minnesota, Various Purpose, Series F (GO) 5.00%, 10/01/22	449,576
		4,638,079
Mississippi: 0.1%
105,000	State of Mississippi, Series E (RB) 5.00%, 10/15/20	112,034
Missouri: 1.4%
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB)
45,000	5.00%, 10/01/19	46,809
100,000	5.00%, 10/01/20	106,936
20,000	5.00%, 10/01/22	22,368
1,000,000	City of St. Louis, Missouri Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,135,210
	Curators of the University of Missouri System Facilities, Series A (RB)
185,000	4.00%, 11/01/19	190,691
115,000	5.00%, 11/01/19	119,952
260,000	Health and Educational Facilities Authority of the State of Missouri, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/22	291,309
150,000	Jackson County, Harry S. Truman Sports Complex Project (RB) 5.00%, 12/01/19	156,422
150,000	Missouri Highway and Transportation Commission, First Lien, Series A (RB) 5.00%, 05/01/24	173,783
520,000	Springfield School District No. R-12, Series B (GO) (SAW) 5.00%, 03/01/22	575,344
		2,818,824
Nebraska: 1.6%
500,000	Lincoln Electric System, Series A (RB) 5.00%, 09/01/20	534,115
1,275,000	Metropolitan Utilities District of Omaha, Nebraska Water System (RB) 5.00%, 12/01/21	1,406,287
	Nebraska Public Power District, Series A (RB)
300,000	4.00%, 01/01/20	309,852
70,000	5.00%, 01/01/21	75,302
650,000	Omaha Public Power District, Electric System Revenue, Series B (RB) 5.00%, 02/01/21	701,896
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
100,000	5.00%, 01/01/22	109,365
195,000	5.00%, 01/01/23	217,583
		3,354,400
Nevada: 1.3%
230,000	Clark County Flood Control (GO) 5.00%, 11/01/22	258,653
50,000	Clark County School District, Series B (GO) 5.00%, 06/15/19	51,461
250,000	Clark County School District, Series D (GO) 5.00%, 06/15/23	281,535
250,000	Clark County Water Reclamation District (GO) 5.00%, 07/01/22	278,795
100,000	Clark County, Limited Tax Bond Bank, Series A (GO) 5.00%, 11/01/23	114,655
450,000	Clark County, Series B (GO) 5.00%, 11/01/23	515,947
300,000	Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/22	333,843
500,000	State of Nevada, Series B (GO) 5.00%, 11/01/21	549,400
250,000	State of Nevada, Series D (GO) 5.00%, 04/01/20	263,728
		2,648,017
New Jersey: 2.7%
170,000	New Jersey Building Authority, Series A (RB) 5.00%, 06/15/21	182,034
145,000	New Jersey Economic Development Authority Princeton University, Series A (RB) 5.00%, 07/01/20	154,310
160,000	New Jersey Economic Development Authority Princeton University, Series B (RB) 5.00%, 07/01/22	179,134
250,000	New Jersey Economic Development Authority Transportation Project, Series B (RB) 5.00%, 11/01/19	259,533
125,000	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB) 5.00%, 06/15/22	135,588
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
90,000	5.00%, 06/15/20	94,758
320,000	5.00%, 06/15/21	342,653
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
330,000	5.00%, 06/15/22	357,951
365,000	5.00%, 06/15/23	400,606
105,000	New Jersey Educational Facilities Authority, Series B (RB) 5.00%, 06/01/19	107,729
35,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 5.00%, 07/01/20	37,070
	New Jersey Transit Corp., Series A (RB)
270,000	5.00%, 09/15/19	279,650
125,000	5.00%, 09/15/21	134,904
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
125,000	5.00%, 08/24/18 (c)	125,286
70,000	5.00%, 08/24/18 (c)	70,160
250,000	New Jersey Transportation Trust Fund Authority, Series AA (RB) 5.00%, 06/15/20	263,218
	New Jersey Turnpike Authority, Series C (RB)
100,000	5.00%, 01/01/21	107,524
120,000	5.00%, 01/01/22	132,113
	State of New Jersey, Series T (GO)
225,000	5.00%, 06/01/21	242,834
460,000	5.00%, 06/01/22	505,986
800,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/22	879,976
500,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	558,700
		5,551,717
New Mexico: 1.4%
655,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	714,232
335,000	Albuquerque Bernalillo County Water Utility Authority, Subordinate Lien, Series B (RB) 5.00%, 07/01/23	379,960
250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	244,303
320,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	362,115
875,000	State of New Mexico, Series B (RB) 4.00%, 07/01/23	951,799
160,000	State of New Mexico, Severance Tax, Series B (RB) 5.00%, 07/01/21	173,850
		2,826,259
New York: 13.4%
750,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) 5.00%, 07/15/23	838,312
	City of New York, Series A (GO)
95,000	5.00%, 08/01/19	98,289
670,000	5.00%, 08/01/22	748,490
880,000	City of New York, Series B (GO) 5.00%, 08/01/20	938,221
375,000	City of New York, Series C and D (GO) 5.00%, 08/01/22	418,931
	City of New York, Series G (GO)
1,150,000	5.00%, 08/01/19	1,189,813
250,000	5.00%, 08/01/20	266,540
1,210,000	5.00%, 08/01/22	1,351,751
	City of New York, Series J (GO)
320,000	5.00%, 08/01/20	341,171
100,000	5.00%, 08/01/21	109,419
50,000	Erie County Industrial Development, Series A (RB) (SAW) 5.00%, 05/01/21	54,395
	Hudson Yards Infrastructure Corp., Series A (RB)
100,000	3.00%, 02/15/22	103,536
210,000	5.00%, 02/15/22	232,539
100,000	5.00%, 02/15/23	113,225
500,000	Long Island Power Authority, Series B (RB) 5.00%, 09/01/22	556,620
30,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/22	33,757
500,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/23	571,100
15,000	Metropolitan Transportation Authority, Series A-2 (RB) 5.00%, 11/15/21	16,499
	Metropolitan Transportation Authority, Series B (RB)
140,000	5.00%, 11/15/19	146,142
335,000	5.00%, 11/15/21	368,483
450,000	5.00%, 11/15/22	505,764
10,000	5.00%, 11/15/22	11,239
250,000	5.00%, 11/15/23	285,550
175,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/20	188,013
500,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/23	571,100
	Metropolitan Transportation Authority, Series D (RB)
255,000	5.00%, 11/15/21	280,487
10,000	5.00%, 11/15/22	11,239
250,000	Monroe County Industrial Development Agency (RB) (SAW) 5.00%, 05/01/23	284,770
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 5.00%, 07/15/24	289,457
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,124,580
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
75,000	5.00%, 11/01/19	78,316
90,000	5.00%, 11/01/20	96,664
310,000	5.00%, 11/01/21	341,248
60,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/22	66,329
500,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.00%, 07/15/21 (c)	544,900
	New York State Dormitory Authority, New York NYU Hospitals Center (RB)
100,000	5.00%, 07/01/21	108,775
100,000	5.00%, 07/01/22	111,158
	New York State Dormitory Authority, New York State University, Series A (RB)
195,000	5.00%, 07/01/20	207,217
150,000	5.00%, 07/01/20	159,398
200,000	5.00%, 03/15/21	216,514
40,000	5.00%, 07/01/21	43,558
450,000	5.00%, 07/01/22	501,651
250,000	New York State Dormitory Authority, School District, Series A (RB) (SAW) 5.00%, 10/01/22	279,707
285,000	New York State Dormitory Authority, School of Medicine at Mount Sinai, Series A (RB) 4.00%, 07/01/20	296,739
	New York State Dormitory Authority, Series A (RB)
155,000	5.00%, 03/15/22	171,728
160,000	5.00%, 07/01/22	177,917
100,000	New York State Dormitory Authority, Series B (RB) 5.00%, 03/15/23	113,078
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	5.00%, 02/15/20	526,080
340,000	5.00%, 02/15/21	367,645
675,000	5.00%, 02/15/23	763,641
15,000	5.00%, 02/15/23	16,970
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
250,000	5.00%, 03/15/20	263,695
10,000	5.00%, 03/15/23	11,331
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	852,644
415,000	5.00%, 02/15/23	469,498
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	952,326
75,000	5.00%, 03/15/20	79,109
225,000	5.00%, 03/15/21	243,819
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
920,000	4.00%, 03/15/20	955,751
700,000	5.00%, 03/15/20	738,346
300,000	5.00%, 03/15/20	316,434
250,000	5.00%, 03/15/21	270,643
	New York State Environmental Facilities Corp., State Clean Water and Drinking Water, Series A (RB)
280,000	5.00%, 06/15/20	297,620
535,000	5.00%, 06/15/20	568,668
150,000	New York State Housing Finance Agency, Series C (RB) 1.10%, 11/01/19	149,096
250,000	New York State Housing Finance Agency, Series M (RB) 2.00%, 05/01/21	250,398
150,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/20	157,100
	New York State Thruway Authority, Series K (RB)
750,000	5.00%, 01/01/20	785,497
100,000	5.00%, 01/01/24	114,435
165,000	New York State Thruway Authority, Series L (RB) 5.00%, 01/01/24	188,818
	New York State Urban Development Corp., State Personal Income Tax, Series A (RB)
150,000	5.00%, 03/15/20	158,217
790,000	5.00%, 03/15/23	895,181
55,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 03/15/20	58,013
500,000	Port Authority of New York and New Jersey, One Hundred Seventy-Ninth Series (RB) 5.00%, 12/01/20	539,085
20,000	Sales Tax Asset Receivable Corp., Series A (RB) 5.00%, 10/15/22	22,527
90,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20	93,812
75,000	Triborough Bridge & Tunnel Authority, Series C-1 (RB) 5.00%, 11/15/23	86,394
500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	546,330
		27,303,452
North Carolina: 0.8%
105,000	Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare System, Series A (RB) 5.00%, 01/15/22	115,716
340,000	City of Charlotte, North Carolina Water and Sewer System (RB) 5.00%, 07/01/22	380,253
150,000	Mecklenburg County, Series A (GO) 5.00%, 09/01/21	164,508
350,000	Mecklenburg County, Series B (GO) 5.00%, 12/01/21	386,400
500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	563,465
10,000	Wake County, Series A (RB) 5.00%, 12/01/20	10,756
		1,621,098
Ohio: 2.4%
	American Municipal Power, Inc., Series A (RB)
145,000	5.00%, 02/15/21	155,629
15,000	5.00%, 02/15/23	16,769
120,000	City of Cincinnati, Various Purpose, Series A (GO) 5.00%, 12/01/20	128,894
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	289,299
250,000	City of Columbus, Various Purpose, Series A (GO) 2.00%, 08/15/20	251,845
155,000	Hamilton County, Ohio Sales Tax Revenue, Series A (RB) 5.00%, 12/01/23	177,132
790,000	Ohio State Higher Educational Facility, Case Western University (RB) 5.00%, 12/01/23	903,657
150,000	Ohio Water Development Authority Water Pollution Control Loan Fund (RB) 5.00%, 12/01/21	165,600
120,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 12/01/19	125,494
260,000	State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/22	289,112
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	222,394
675,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	759,091
350,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	397,488
930,000	State of Ohio, Infrastructure Improvement, Series C (GO) 5.00%, 09/01/21	1,018,489
20,000	State of Ohio, Infrastructure Project, Series 1 (RB) 5.00%, 12/15/22	22,507
		4,923,400
Oklahoma: 0.3%
50,000	Grand River Dam Authority, Series A (RB) 4.00%, 06/01/19	51,015
500,000	Oklahoma Development Finance Authority, Health System Revenue, Series A (RB) 5.00%, 08/15/22	556,440
10,000	Oklahoma Water Resources Board, Clean Water Program (RB) 5.00%, 04/01/23	11,329
		618,784
Oregon: 0.7%
250,000	City of Portland, Water System, First Lien, Series A (RB) 5.00%, 04/01/21	271,255
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	215,308
15,000	Oregon State Department of Transportation, Highway User Tax (RB) 5.00%, 11/15/22	16,898
	Oregon State Facilities Authority, Providence Health and Services, Series A (RB)
50,000	5.00%, 10/01/20	53,402
190,000	5.00%, 10/01/21	207,814
	Oregon State Lottery, Department of Administrative Services, Series B (RB)
55,000	5.00%, 04/01/20	58,048
10,000	5.00%, 04/01/23	11,348
285,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/23	323,429
40,000	Oregon State Lottery, Department of Administrative Services, Series D (RB) 5.00%, 04/01/20	42,217
165,000	State of Oregon Department of Transportation, Highway User Tax, Senior Lien, Series A (RB) 5.00%, 11/15/23	189,531
25,000	Washington County, Series B (GO) 5.00%, 03/01/23	28,314
		1,417,564
Pennsylvania: 4.4%
385,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 12/01/22	430,638
335,000	Allegheny County, Series C-73 (GO) 5.00%, 12/01/19	350,065
	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB)
400,000	5.00%, 08/01/20	423,944
500,000	5.00%, 08/01/21	542,210
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	346,313
40,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/20	42,412
100,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/22	111,119
250,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	277,662
	Commonwealth of Pennsylvania, First Refunding Series (GO)
50,000	5.00%, 08/15/19	51,724
250,000	5.00%, 08/15/22	276,483
500,000	Commonwealth of Pennsylvania, Second Refunding Series (GO) 5.00%, 01/15/22	546,645
	Commonwealth of Pennsylvania, Second Series (GO)
875,000	5.00%, 10/15/19	909,641
580,000	5.00%, 01/15/21	621,151
750,000	5.00%, 09/15/22	831,007
490,000	5.00%, 01/15/23	546,125
270,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/22	301,144
500,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	564,375
410,000	Pennsylvania Economic Development Financing Authority (RB) 5.00%, 03/15/24	467,802
105,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A (RB) 4.00%, 02/01/20	108,618
350,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	382,186
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	345,171
500,000	5.00%, 09/01/22	560,575
		9,037,010
Rhode Island: 0.5%
	Rhode Island Commerce Corp., Series A (RB)
25,000	5.00%, 06/15/21	27,125
105,000	5.00%, 06/15/22	116,381
810,000	State of Rhode Island, Consolidated Capital Development Loan, Series A (GO) 5.00%, 08/01/19	837,953
70,000	State of Rhode Island, Consolidated Capital Development Loan, Series D (GO) 5.00%, 08/01/20	74,575
		1,056,034
South Carolina: 1.2%
400,000	Beaufort County School District, Series A (GO) 5.00%, 03/01/20	421,200
575,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 5.00%, 12/01/21	630,884
350,000	South Carolina Public Service Authority, Series A (RB) 5.00%, 12/01/19	364,038
500,000	York County (GO) (SAW) 5.00%, 04/01/24	577,035
330,000	York County, South Carolina Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	373,121
		2,366,278
Tennessee: 0.5%
10,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/20	10,689
200,000	Metropolitan Government of Nashville and Davidson County, Series A (GO) 5.00%, 07/01/23	227,944
435,000	State of Tennessee, Series A (GO) 5.00%, 08/01/20	463,958
160,000	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB) 5.00%, 11/01/19	166,829
100,000	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB) 5.00%, 11/01/20	107,358
		976,778
Texas: 10.7%
50,000	Aldine Independent School District (GO) 5.00%, 02/15/20	52,546
300,000	Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	338,286
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	53,936
	Austin Independent School District, Series B (GO)
295,000	5.00%, 08/01/19	305,301
250,000	5.00%, 08/01/22	279,390
725,000	Bexar County Hospital District (GO) 5.00%, 02/15/24	828,225
240,000	Board of Regents of Texas State University System, Series A (RB) 5.00%, 03/15/22	265,457
10,000	Board of Regents of Texas State University System, Series D (RB) 5.00%, 08/15/22	11,203
250,000	Board of Regents of University of North Texas Financing System, Series A (RB) 5.00%, 04/15/22	277,293
110,000	Central Texas Turnpike System, Series A (RB) 5.00%, 04/01/20 (c) (p)	115,612
15,000	City of Austin, Electric Utility Revenue, Series A (RB) 5.00%, 11/15/22	16,839
250,000	City of Austin, Public Improvement (GO) 5.00%, 09/01/22	279,975
500,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 11/15/22	562,620
410,000	City of Austin, Water and Wastewater System Revenue, Series A (RB) 5.00%, 05/15/22	456,207
	City of Dallas (GO)
50,000	5.00%, 02/15/20	52,546
225,000	5.00%, 02/15/21	241,956
500,000	5.00%, 02/15/22	552,765
130,000	City of Dallas, Fort Worth International Airport, Series B (RB) 5.00%, 11/01/21	142,585
190,000	City of Dallas, Fort Worth International Airport, Series F (RB) 5.00%, 11/01/20	203,543
200,000	City of Dallas, Series A (GO) 5.00%, 02/15/20	210,182
105,000	City of Fort Worth (GO) 5.00%, 03/01/24	120,240
350,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/23	394,425
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	71,835
	City of Houston, Combined Utility System, First Lien, Series C (RB)
100,000	4.00%, 05/15/21	105,810
700,000	5.00%, 05/15/20	740,068
100,000	5.00%, 05/15/23	113,234
150,000	5.00%, 05/15/24	172,697
	City of Houston, Combined Utility System, First Lien, Series D (RB)
500,000	5.00%, 11/15/20	536,365
130,000	5.00%, 11/15/21	142,819
250,000	City of Houston, Series A (GO) 5.00%, 03/01/23	281,382
	City of San Antonio, Electric and Gas Systems Revenue (RB)
160,000	5.00%, 02/01/20	167,968
50,000	5.00%, 02/01/22	55,221
65,000	City of San Antonio, General Improvement (GO) 5.00%, 02/01/21	70,156
230,000	Clear Creek Independent School District, Series B (GO) 3.00%, 08/14/19 (p)	233,050
115,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/24	131,981
150,000	Conroe Independent School District, Series A (GO) 5.00%, 02/15/23	169,212
125,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/24	143,710
800,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/23	903,576
115,000	Dallas Area Rapid Transit, Senior Lien, Series A (RB) 5.00%, 12/01/22	129,291
375,000	Dallas County, Texas Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	427,867
	Fort Worth Independent School District and School Building (GO)
100,000	5.00%, 02/15/22	110,553
150,000	5.00%, 02/15/24	172,115
70,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/19	72,666
320,000	Harris County, Series A (GO) 5.00%, 10/01/22	358,298
	Harris County-Houston Sports Authority, Senior Lien, Series A (RB)
35,000	5.00%, 11/15/19	36,467
200,000	5.00%, 11/15/20	213,382
	Houston Independent School District Public Facility Corp. (RB)
50,000	5.00%, 09/15/19	51,946
70,000	5.00%, 09/15/20	74,757
	Houston Independent School District, Limited Tax School House (GO)
500,000	5.00%, 02/15/21	540,525
495,000	5.00%, 02/15/22	547,950
155,000	5.00%, 02/15/24	178,289
350,000	Houston Independent School District, Series A (GO) 5.00%, 02/15/23	395,636
65,000	Lewisville Independent School District, Series A (GO) 5.00%, 08/15/19	67,371
160,000	New Hope Cultural Education Facilities Finance Corp., Series A (RB) 5.00%, 08/15/23	182,064
70,000	North Texas Municipal Water District System (RB) 5.00%, 09/01/20	74,717
270,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/20	282,701
470,000	Northeast Independent School District (GO) 5.00%, 08/01/21	512,685
190,000	Northside Independent School District (GO) 2.00%, 08/01/19 (p)	190,561
390,000	Northwest Independent School District, Series B (GO) 5.00%, 02/15/23	440,131
425,000	Plano Independent School District (GO) 5.00%, 02/15/22	470,462
150,000	San Antonio Independent School District (GO) 5.00%, 02/15/21	161,924
	San Antonio Water System, Junior Lien, Series A (RB)
50,000	5.00%, 05/15/19	51,390
90,000	5.00%, 05/15/20	95,267
550,000	Spring Branch Independent School District, Series A (GO) 5.00%, 02/01/21	593,208
	State of Texas, Transportation Commission (GO)
150,000	5.00%, 04/01/20	158,388
1,320,000	5.00%, 10/01/23	1,509,842
140,000	Texas Public Finance Authority, Series A (GO) 4.00%, 10/01/19	144,054
	Texas Transportation Commission, State Highway, First Tier (RB)
500,000	5.00%, 10/01/19	520,225
1,050,000	5.00%, 10/01/23	1,199,908
295,000	Texas Transportation Commission, State Highway, First Tier, Series A (RB) 5.00%, 04/01/20	311,098
	Texas Transportation Commission, State Mobility Fund (GO)
50,000	5.00%, 10/01/19	52,023
210,000	5.00%, 10/01/20	224,658
350,000	Texas Water Development Board (RB) 5.00%, 08/01/23	398,982
	Trinity River Authority, Central Regional Wastewater System (RB)
345,000	3.00%, 08/01/22	358,596
300,000	5.00%, 08/01/19	310,416
360,000	University of Texas, Revenue Financing System, Series D (RB) 5.00%, 08/15/21	394,222
		21,814,851
Utah: 0.6%
35,000	Intermountain Power Agency, Subordinated Power Supply, Series A (RB) 5.00%, 07/01/19	36,111
500,000	State of Utah (GO) 5.00%, 07/01/23	571,370
100,000	University of Utah, Series A (RB) 5.00%, 08/01/23	114,148
385,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/22	427,793
		1,149,422
Virginia: 1.5%
240,000	City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	274,138
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
545,000	5.00%, 02/01/22	602,683
60,000	5.00%, 02/01/23	67,760
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	282,332
400,000	Virginia Commonwealth Transportation Board (RB) 5.00%, 09/15/23	456,852
	Virginia Commonwealth Transportation Board, Series A (RB)
55,000	5.00%, 03/15/21	59,630
25,000	5.00%, 09/15/22	28,025
175,000	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program (RB) 5.00%, 05/15/23	198,672
	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series B (RB)
360,000	5.00%, 05/15/20	381,197
100,000	5.00%, 05/15/21	108,855
500,000	Virginia Resources Authority, Clean Water State Revolving Fund, Series B (RB) 5.00%, 10/01/21	549,630
		3,009,774
Washington: 2.0%
25,000	Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/22	28,115
100,000	Energy Northwest, Series A (RB) 5.00%, 07/01/23	113,721
50,000	Port of Seattle, Series B (RB) 5.00%, 03/01/23	56,230
200,000	State of Washington, Various Purpose, Series A (GO) 5.00%, 07/01/23	227,944
	Washington State, Federal Highway Grant Anticipation, SR 520 Corridor Program, Series C (RB)
155,000	5.00%, 09/01/19	160,689
470,000	5.00%, 09/01/20	501,368
	Washington State, Motor Vehicle Fuel Tax, Series R-B (GO)
900,000	5.00%, 07/01/22	1,005,102
1,660,000	5.00%, 07/01/23	1,891,935
75,000	Washington State, Various Purpose, Series R-A (GO) 5.00%, 07/01/20	79,742
		4,064,846
Wisconsin: 1.3%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	589,919
100,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/23	108,665
225,000	City of Milwaukee, Series N4 (GO) 5.00%, 04/01/24	259,277
	State of Wisconsin, Series 1 (GO)
230,000	5.00%, 05/01/20	243,457
125,000	5.00%, 11/01/21	137,559
500,000	5.00%, 11/01/22	562,725
500,000	Wisconsin Department of Transportation, Series 1 (RB) 5.00%, 07/01/21	545,515
165,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/23	187,666
		2,634,783
Total Municipal Bonds (Cost: $203,120,962)		201,330,082

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $124,740)
124,740	Dreyfus Government Cash Management Fund - Institutional Shares	124,740

Total Investments: 98.8% (Cost: $203,245,702)		201,454,822
Other assets less liabilities: 1.2%		2,452,231
NET ASSETS: 100.0%		$203,907,053

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector	% of Investments	Value
Education	7.6%	$15,277,264
Health Care	4.3	8,738,352
Housing	0.2	399,494
Industrial Revenue	2.9	5,784,258
Leasing	5.9	11,913,875
Local	16.4	33,139,397
Power	4.3	8,601,649
Solid Waste/Resource Recovery	0.0	16,642
Special Tax	10.8	21,706,599
State	24.3	48,913,209
Tobacco	1.7	3,392,533
Transportation	12.8	25,838,742
Water & Sewer	8.7	17,608,068
Money Market Fund	0.1	124,740
	100.0%	$201,454,822

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$201,330,082	$—	$201,330,082
Money Market Fund	124,740	—	—	124,740
Total	$124,740	$201,330,082	$—	$201,454,822

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.8%
100,728	AllianceBernstein National Municipal Income Fund, Inc.	$1,272,195
59,477	BlackRock Investment Quality Municipal Trust, Inc.	832,083
41,698	BlackRock Long-Term Municipal Advantage Trust	469,102
135,345	BlackRock Muni Intermediate Duration Fund, Inc.	1,775,726
89,149	BlackRock MuniAssets Fund, Inc.	1,181,224
28,718	BlackRock Municipal 2018 Term Trust	431,057
36,652	BlackRock Municipal 2020 Term Trust	551,613
217,381	BlackRock Municipal 2030 Target Term Trust	4,658,475
33,246	BlackRock Municipal Bond Trust	475,418
91,354	BlackRock Municipal Income Quality Trust	1,215,922
138,992	BlackRock Municipal Income Trust	1,813,846
55,564	BlackRock Municipal Income Trust II	754,559
92,488	BlackRock MuniEnhanced Fund, Inc.	966,500
42,518	BlackRock MuniHoldings Fund, Inc.	664,131
117,886	BlackRock MuniHoldings Investment Quality Fund	1,511,298
70,941	BlackRock MuniHoldings Quality Fund II, Inc.	876,831
32,459	BlackRock MuniHoldings Quality Fund, Inc.	394,377
51,891	BlackRock MuniVest Fund II, Inc.	726,993
161,459	BlackRock MuniVest Fund, Inc.	1,420,839
144,878	BlackRock MuniYield Fund, Inc.	1,945,711
29,539	BlackRock MuniYield Investment Fund	404,389
78,032	BlackRock MuniYield Quality Fund II, Inc.	938,725
214,164	BlackRock MuniYield Quality Fund III, Inc.	2,668,483
95,894	BlackRock MuniYield Quality Fund, Inc.	1,328,132
64,317	Dreyfus Municipal Bond Infrastructure Fund, Inc.	809,108
71,847	Dreyfus Municipal Income, Inc.	584,116
150,951	Dreyfus Strategic Municipal Bond Fund, Inc.	1,145,718
193,363	Dreyfus Strategic Municipals, Inc.	1,486,961
122,375	DWS Municipal Income Trust	1,346,125
235,315	Eaton Vance Municipal Bond Fund	2,767,304
30,614	Eaton Vance Municipal Bond Fund II	364,919
25,823	Eaton Vance Municipal Income 2028 Term Trust	507,164
73,695	Eaton Vance Municipal Income Trust	875,497
32,560	Eaton Vance National Municipal Opportunities Trust	689,621
138,408	Invesco Advantage Municipal Income Trust II	1,469,893
85,130	Invesco Municipal Income Opportunities Trust	657,204
232,744	Invesco Municipal Opportunity Trust	2,753,361
189,960	Invesco Municipal Trust	2,252,926
165,195	Invesco Quality Municipal Income Trust	1,974,080
167,543	Invesco Trust for Investment Grade Municipals	2,065,805
148,869	Invesco Value Municipal Income Trust	2,100,542
59,025	MainStay Defined Term Municipal Opportunities Fund	1,150,987
96,241	MFS High Income Municipal Trust	477,355
126,435	MFS Municipal Income Trust	854,701
58,412	Neuberger Berman Intermediate Municipal Fund, Inc.	785,641
603,427	Nuveen AMT-Free Municipal Credit Income Fund	8,876,411
31,586	Nuveen AMT-Free Municipal Value Fund	484,245
680,777	Nuveen AMT-Free Quality Municipal Income Fund	8,843,293
76,372	Nuveen Enhanced Municipal Value Fund	1,060,043
144,404	Nuveen Intermediate Duration Municipal Term Fund	1,810,826
40,599	Nuveen Intermediate Duration Quality Municipal Term Fund	505,864
438,469	Nuveen Municipal Credit Income Fund	6,318,338
147,041	Nuveen Municipal High Income Opportunity Fund	1,893,888
502,264	Nuveen Municipal Value Fund, Inc.	4,746,395
669,405	Nuveen Quality Municipal Income Fund	8,849,534
43,570	Nuveen Select Tax-Free Income 2 Portfolio	603,009
32,326	Nuveen Select Tax-Free Income 3 Portfolio	471,636
40,884	Nuveen Select Tax-Free Income Portfolio	585,868
44,430	PIMCO Municipal Income Fund	599,805
101,245	PIMCO Municipal Income Fund II	1,327,322
54,859	PIMCO Municipal Income Fund III	639,656
58,802	Pioneer Municipal High Income Advantage Trust	642,118
70,876	Pioneer Municipal High Income Trust	821,453
167,793	Putnam Managed Municipal Income Trust	1,182,941
130,927	Putnam Municipal Opportunities Trust	1,522,681
106,680	Western Asset Managed Municipals Fund, Inc.	1,349,502
21,305	Western Asset Municipal Defined Opportunity Trust, Inc.	449,749
53,910	Western Asset Municipal High Income Fund, Inc.	388,691
33,988	Western Asset Municipal Partners Fund, Inc.	481,610
Total Closed-End Funds (Cost: $118,865,742)		110,851,535
MONEY MARKET FUND: 0.1% (Cost: $124,952)

124,952	Dreyfus Government Cash Management Fund - Institutional Shares	124,952
Total Investments: 99.9% (Cost: $118,990,694)		110,976,487
Other assets less liabilities: 0.1%		80,186
NET ASSETS: 100.0%		$111,056,673

Summary of Investments by Sector	% of Investments	Value
Financial	99.9%	$110,851,535
Money Market Fund	0.1	124,952
	100.0%	$110,976,487

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Fund	$110,851,535	$—	$—	$110,851,535
Money Market Fund	124,952	—	—	124,952
Total	$110,976,487	$—	$—	$110,976,487

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.9%
Alabama: 1.1%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$800,000	6.45%, 08/31/18 (c)	$799,944
2,390,000	6.45%, 08/31/18 (c)	2,389,833
	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging, Series 1 (RB)
500,000	5.25%, 06/01/25	547,955
2,750,000	6.00%, 06/01/26 (c)	3,052,060
	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB)
1,505,000	5.50%, 08/31/18 (c)	1,206,920
1,390,000	5.50%, 08/31/18 (c)	1,239,088
	Jefferson County, Alabama Sewer Revenue, Series D (RB)
9,000,000	6.00%, 10/01/23 (c)	10,341,450
8,000,000	6.50%, 10/01/23 (c)	9,378,880
	Jefferson County, Alabama Sewer Revenue, Series E (RB)
45,000	0.00%, 10/01/23 (c) ^	14,151
100,000	0.00%, 10/01/23 (c) ^	37,188
		29,007,469
Alaska: 0.4%
	Northern Tobacco Securitization Corp., Series A (RB)
5,000	4.63%, 08/16/18 (c)	5,006
5,580,000	5.00%, 08/16/18 (c)	5,612,420
4,680,000	5.00%, 08/16/18 (c)	4,707,191
1,520,000	Northern Tobacco Securitization Corp., Series B (RB) 0.00%, 08/16/18 (c) ^	170,833
		10,495,450
American Samoa: 0.0%
1,000,000	American Samoa Economic Development Authority, Series A (RB) 6.63%, 09/01/25 (c)	979,330
Arizona: 1.9%
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,940,000	6.00%, 07/01/27 (c)	3,095,203
2,000,000	6.00%, 07/01/27 (c)	2,123,120
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
250,000	5.13%, 07/01/26 (c)	260,465
500,000	5.25%, 07/01/26 (c)	521,335
500,000	5.38%, 07/01/26 (c)	522,405
515,000	Arizona Industrial Development Authority, Basis School Project, Series D (RB) 5.00%, 07/01/27 (c)	526,124
	Arizona Industrial Development Authority, Education Facility, Series A (RB)
1,000,000	5.25%, 07/01/23 (c)	998,760
2,800,000	5.50%, 07/01/23 (c)	2,791,320
270,000	Arizona Industrial Development Authority, Series D (RB) 5.00%, 07/01/27 (c)	277,814
500,000	Arizona Industrial Development Authority, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	514,470
	Glendale Industrial Development Authority (RB)
1,000,000	5.00%, 11/15/24 (c)	1,034,470
2,000,000	5.00%, 11/15/24 (c)	2,055,200
400,000	5.25%, 11/15/26 (c)	406,684
150,000	5.25%, 11/15/26 (c)	153,017
	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	506,625
1,000,000	5.00%, 07/01/25 (c)	1,024,020
1,500,000	5.00%, 07/01/25 (c)	1,549,485
500,000	5.00%, 07/01/25 (c)	512,305
675,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	691,207
750,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	783,960
500,000	Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/28 (c)	549,595
2,400,000	Industrial Development Authority of the City of Phoenix, Guam Facilities Foundation, Inc. (RB) 5.38%, 02/01/24 (c)	2,270,496
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	776,730
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	420,652
	Pima County Industrial Development Authority, American Leadership Academy (RB)
3,540,000	5.00%, 06/15/22 (c)	3,550,903
3,000,000	5.00%, 06/15/22 (c)	3,019,740
	Pima County Industrial Development Authority, Edkey Chapter Schools Project (RB)
250,000	5.25%, 07/01/26 (c)	226,368
250,000	5.38%, 07/01/26 (c)	220,843
250,000	5.50%, 07/01/26 (c)	220,385
295,000	6.00%, 07/01/20 (c)	283,404
1,000,000	6.00%, 07/01/20 (c)	912,080
	Salt Verde Financial Corp. (RB)
5,460,000	5.00%, 12/01/32	6,376,516
5,895,000	5.00%, 12/01/37	7,009,627
290,000	5.25%, 12/01/23	328,013
305,000	5.25%, 12/01/24	349,585
265,000	5.25%, 12/01/25	305,283
215,000	5.25%, 12/01/27	250,301
245,000	5.25%, 12/01/28	286,991
315,000	5.50%, 12/01/29	377,742
1,000,000	Tempe Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,071,700
		49,154,943
Arkansas: 0.1%
	Pulaski County Public Facilities Board, Carti Project (RB)
715,000	5.25%, 07/01/23 (c)	702,638
735,000	5.50%, 07/01/23 (c)	720,315
		1,422,953
California: 13.2%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,050,000	5.00%, 10/01/26 (c)	2,302,211
7,000,000	5.00%, 10/01/26 (c)	7,829,290
5,000,000	5.00%, 10/01/26 (c)	5,645,750
1,650,000	5.00%, 10/01/26 (c)	1,858,048
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	503,770
750,000	4.00%, 09/01/23 (c)	758,250
200,000	4.00%, 09/01/23 (c)	203,452
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	315,831
1,250,000	5.25%, 03/01/26 (c)	1,357,225
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 08/31/18 (c)	30,312
105,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 08/16/18 (c)	104,993
25,000	California County Tobacco Securitization Agency, Kern County Tobacco Funding Corp. (RB) 5.00%, 06/01/21	26,932
	California County Tobacco Securitization Agency, Series A (RB)
15,000	5.00%, 08/16/18 (c)	15,000
4,115,000	5.00%, 08/16/18 (c)	4,102,243
1,200,000	5.45%, 12/01/18 (c)	1,210,632
3,555,000	5.60%, 12/01/18 (c)	3,579,281
8,190,000	5.70%, 12/01/18 (c)	8,227,183
29,650,000	California County Tobacco Securitization Agency, Series C (RB) 0.00%, 08/16/18 (c) ^	2,435,154
16,250,000	California County Tobacco Securitization Agency, Series D (RB) 0.00%, 08/16/18 (c) ^	842,237
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
1,120,000	5.13%, 08/31/18 (c)	1,128,120
2,000,000	5.25%, 08/31/18 (c)	2,014,500
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	251,128
500,000	4.20%, 08/15/27 (c)	522,565
80,000	4.25%, 11/15/22 (c)	83,859
	California Municipal Finance Authority, California Baptist University, Series A (RB)
500,000	5.50%, 11/01/25 (c)	549,055
1,000,000	6.13%, 11/01/23 (c)	1,146,950
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
1,095,000	4.00%, 02/01/27 (c)	1,105,227
500,000	4.25%, 02/01/25 (c)	514,005
800,000	5.00%, 02/01/25 (c)	874,544
280,000	5.00%, 02/01/27 (c)	313,040
500,000	5.00%, 02/01/27 (c)	557,050
750,000	5.00%, 02/01/27 (c)	829,170
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
250,000	5.00%, 07/01/27 (c)	281,350
200,000	5.00%, 07/01/27 (c)	225,902
485,000	5.75%, 07/01/20 (c)	522,971
900,000	California Municipal Finance Authority, Eisenhower Medical Center, Series B (RB) 5.00%, 07/01/27 (c)	985,257
	California Municipal Finance Authority, Julian Charter School Project, Series A (RB)
320,000	5.00%, 03/01/25	323,562
2,500,000	5.63%, 03/01/25 (c)	2,521,050
	California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
1,700,000	3.00%, 06/30/28 (c)	1,651,754
730,000	3.50%, 06/30/28 (c)	715,962
5,000,000	4.00%, 06/30/28 (c)	5,003,900
7,555,000	5.00%, 06/30/28 (c)	8,443,241
500,000	5.00%, 06/30/28 (c)	579,595
500,000	5.00%, 06/30/28 (c)	578,210
2,550,000	5.00%, 06/30/28 (c)	2,861,125
1,600,000	California Municipal Finance Authority, LINXS APM Project, Series B (RB) (AGM) 5.00%, 06/01/28 (c)	1,781,200
	California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB)
230,000	5.25%, 11/01/26 (c)	250,689
750,000	5.25%, 11/01/26 (c)	821,880
500,000	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB) 5.00%, 07/01/26 (c)	514,795
930,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	1,049,412
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,597,005
	California Pollution Control Financing Authority, Solid Waste Disposal (RB)
3,500,000	7.50%, 07/01/22 (c)	3,619,070
2,435,000	8.00%, 07/01/27 (c)	2,597,561
400,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	428,004
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
4,900,000	5.00%, 07/01/27 (c)	5,215,021
300,000	5.00%, 07/01/27 (c)	322,299
385,000	5.00%, 07/01/27 (c)	419,642
400,000	California School Finance Authority, Bright Star Schools Obligated Group (RB) 5.00%, 06/01/27 (c)	407,120
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	261,208
250,000	5.25%, 06/01/26 (c)	261,573
1,000,000	California Statewide Communities Development Authority, Baptist University, Series A (RB) 5.00%, 11/01/27 (c)	1,077,400
	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
1,960,000	5.50%, 08/31/18 (c)	1,923,877
365,000	5.75%, 08/31/18 (c)	360,182
3,270,000	5.75%, 08/31/18 (c)	3,213,364
2,425,000	5.75%, 08/31/18 (c)	2,386,685
55,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 08/31/18 (c)	54,247
	California Statewide Communities Development Authority, Independence Support, LLC Project (RB)
100,000	6.00%, 06/01/25	60,700
125,000	6.50%, 06/01/25 (c)	75,433
90,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/20	94,973
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	83,487
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,595,000	5.00%, 06/01/26 (c)	1,711,212
1,100,000	5.00%, 06/01/26 (c)	1,213,696
3,535,000	5.00%, 06/01/26 (c)	3,755,796
350,000	5.00%, 06/01/26 (c)	390,492
6,350,000	5.00%, 06/01/26 (c)	6,724,777
4,655,000	5.25%, 12/01/24 (c)	4,996,165
3,940,000	5.25%, 12/01/24 (c)	4,281,637
2,000,000	5.25%, 12/01/24 (c)	2,199,480
11,150,000	5.25%, 06/01/26 (c)	11,977,664
7,480,000	5.50%, 12/01/24 (c)	8,092,911
125,000	California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB) 5.75%, 01/15/23 (c)	133,509
1,010,000	California Statewide Communities Development Authority, Series L (RB) 4.90%, 07/20/19 (c)	1,045,875
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,080,330
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
23,000,000	0.00%, 08/16/18 (c) ^	1,260,860
7,350,000	0.00%, 08/16/18 (c) ^	1,290,366
89,250,000	0.00%, 08/31/18 (c) ^	4,189,395
3,175,000	6.00%, 08/31/18 (c)	3,175,921
900,000	6.00%, 08/31/18 (c)	900,261
120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 08/31/18 (c)	120,060
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	58,801
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	273,330
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,014,470
1,800,000	4.00%, 09/01/23 (c)	1,816,056
250,000	4.00%, 09/01/23 (c)	257,660
230,000	4.00%, 09/01/23 (c)	239,839
250,000	4.00%, 09/01/23 (c)	259,263
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	821,497
125,000	City of Long Beach, California Marina System Revenue (RB) 5.00%, 05/15/25 (c)	137,421
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	118,166
995,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	1,082,003
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	497,390
155,000	5.00%, 09/01/27 (c)	173,461
135,000	5.00%, 09/01/27 (c)	150,744
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	219,982
225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	253,811
1,065,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,158,124
1,000,000	Compton Public Finance Authority (RB) 4.00%, 09/01/24 (c)	1,004,800
1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,424,683
1,100,000	Folsom Ranch Financing Authority (ST) 5.00%, 09/01/27 (c)	1,226,467
	Foothill Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,133,600
2,500,000	6.00%, 01/15/24 (c)	2,895,050
100,000	Foothill Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB) 3.95%, 07/15/27 (c)	100,223
	Foothill Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB)
370,000	5.00%, 07/15/19 (c) (p)	379,960
1,000,000	6.00%, 01/15/24 (c)	1,155,840
6,525,000	Foothill Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,299,061
1,000,000	Foothill Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,165,530
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
3,500,000	3.50%, 06/01/22 (c)	3,523,030
4,000,000	5.00%, 06/01/22 (c)	4,110,480
2,630,000	5.00%, 06/01/25	3,003,144
400,000	5.00%, 06/01/27	463,996
13,135,000	5.13%, 08/16/18 (c)	13,184,388
3,500,000	5.25%, 06/01/22 (c)	3,642,415
14,585,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB) 5.30%, 06/01/22 (c)	15,246,138
73,745,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series B (RB) 0.00%, 08/16/18 (c) ^	13,137,672
250,000	Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	235,840
4,005,000	Inland Empire Tobacco Securitization Authority, Series A (RB) 4.63%, 08/16/18 (c)	4,006,322
775,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	816,850
9,410,000	Inland Empire Tobacco Securitization Authority, Series C-2 (RB) 0.00%, 08/16/18 (c) ^	1,388,069
103,100,000	Inland Empire Tobacco Securitization Authority, Series D (RB) 0.00%, 08/16/18 (c) ^	6,607,679
28,000,000	Inland Empire Tobacco Securitization Authority, Series E (RB) 0.00%, 08/16/18 (c) ^	1,360,520
96,500,000	Inland Empire Tobacco Securitization Authority, Series F (RB) 0.00%, 08/16/18 (c) ^	2,935,530
1,000,000	Irvine Unified School District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,111,690
500,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	546,005
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	54,155
1,525,000	MSR Energy Authority, Series A (RB) 6.50%, 11/01/39	2,157,829
1,680,000	MSR Energy Authority, Series B (RB) 6.13%, 11/01/29	2,087,014
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	869,589
3,850,000	6.50%, 11/01/39	5,447,634
3,105,000	7.00%, 11/01/34	4,404,380
	Orange County Community Facilities District No. 1, Series A (ST)
1,000,000	4.25%, 08/15/25 (c)	1,038,810
465,000	5.25%, 08/15/25 (c)	514,137
	Palomar Health (CP) (AGM)
1,500,000	4.00%, 11/01/27 (c)	1,444,770
250,000	5.00%, 11/01/26 (c)	276,085
500,000	5.00%, 11/01/26 (c)	541,375
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	119,234
1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,091,140
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	819,007
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	183,737
3,000,000	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.50%, 09/01/22 (c)	3,214,110
500,000	Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	552,715
25,000	Sacramento County (CP) (AMBAC) 4.75%, 08/31/18 (c)	25,032
	Sacramento County, Community Facilities District No. 2005-2 (ST)
495,000	5.00%, 09/01/26 (c)	541,025
345,000	5.00%, 09/01/26 (c)	378,089
3,120,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,474,619
	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB)
1,750,000	5.00%, 01/15/25 (c)	1,907,797
3,780,000	5.00%, 01/15/25 (c)	4,107,159
500,000	5.00%, 01/15/25 (c)	560,130
2,300,000	5.00%, 01/15/25 (c)	2,535,382
200,000	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	218,486
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	545,370
500,000	5.00%, 03/01/26 (c)	547,105
	Silicon Valley Tobacco Securitization Authority (RB)
27,750,000	0.00%, 08/16/18 (c) ^	1,808,745
18,315,000	0.00%, 08/16/18 (c) ^	1,484,064
9,000,000	0.00%, 08/31/18 (c) ^	3,347,370
18,050,000	South California Tobacco Securitization Authority, Series C (RB) 0.00%, 08/16/18 (c) ^	3,101,170
1,035,000	Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,080,923
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
2,085,000	5.38%, 08/16/18 (c)	2,096,238
6,025,000	5.50%, 08/16/18 (c)	6,057,475
8,000,000	Tobacco Securitization Authority of Northern California, Series C (RB) 0.00%, 08/16/18 (c) ^	970,080
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
5,455,000	5.00%, 08/16/18 (c)	5,484,402
7,425,000	5.13%, 08/16/18 (c)	7,465,021
	Tobacco Securitization Authority of Southern California, Series B (RB)
10,485,000	0.00%, 08/16/18 (c) ^	1,843,682
15,000,000	0.00%, 08/16/18 (c) ^	2,965,050
15,940,000	Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 08/16/18 (c) ^	2,079,851
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	109,464
100,000	5.00%, 09/01/25 (c)	109,793
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	811,470
600,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	618,360
2,500,000	West Contra Costa Healthcare District (CP) 6.25%, 07/01/21 (c)	2,744,075
	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
750,000	4.00%, 09/01/21	734,032
315,000	5.30%, 09/01/22 (c)	309,834
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	487,351
		350,349,485
Colorado: 1.8%
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,006,760
	Castle Oaks Metropolitan District No. 3 (GO)
500,000	5.00%, 12/01/20 (c)	501,125
500,000	5.00%, 12/01/20 (c)	503,685
	Centerra Metropolitan District No. 1 (TA)
500,000	5.00%, 12/01/22 (c)	509,795
500,000	5.00%, 12/01/22 (c)	514,175
500,000	5.00%, 12/01/22 (c)	536,050
1,000,000	City of Fruita, (The Colorado Canyons Hospital and Medical Center Project, Series A and B (RB) 5.50%, 01/01/28 (c)	1,088,460
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,068,658
	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project (RB)
1,000,000	5.00%, 07/01/26 (c)	1,015,630
500,000	5.00%, 07/01/26 (c)	512,455
	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB)
360,000	4.50%, 08/31/18 (c)	360,432
260,000	4.75%, 08/31/18 (c)	260,018
960,000	5.00%, 07/01/19 (c)	977,501
890,000	5.00%, 02/01/21 (c)	920,153
150,000	5.00%, 02/01/21 (c)	159,099
245,000	5.25%, 07/01/19 (c)	251,113
105,000	Colorado Health Facilities Authority, Christian Living Neighborhoods Project (RB) 5.00%, 01/01/24 (c)	111,261
350,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/22 (c)	379,995
695,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	722,717
	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
335,000	5.00%, 06/01/27 (c)	370,460
1,500,000	5.00%, 06/01/27 (c)	1,638,585
400,000	5.00%, 06/01/27 (c)	445,220
195,000	5.00%, 06/01/27 (c)	216,577
	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB)
750,000	5.20%, 08/31/18 (c)	750,450
1,700,000	5.30%, 08/31/18 (c)	1,700,068
1,600,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB) 5.75%, 11/01/25 (c)	1,647,232
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c) (d) *	704,490
1,500,000	7.00%, 06/01/22 (c) (d) *	1,049,205
1,150,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	1,214,768
1,695,000	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	1,792,174
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	270,325
250,000	5.00%, 12/31/24 (c)	270,833
2,500,000	Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,649,100
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	524,570
500,000	5.75%, 12/01/20 (c)	524,465
	Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
1,000,000	5.63%, 12/01/23 (c)	1,001,890
1,500,000	5.75%, 12/01/23 (c)	1,502,820
3,800,000	Denver City and County, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	4,078,122
	Denver Convention Center Hotel Authority (RB)
250,000	5.00%, 12/01/26 (c)	271,983
1,000,000	5.00%, 12/01/26 (c)	1,124,860
	Dominion Water and Sanitation District (RB)
1,500,000	5.75%, 12/01/21 (c)	1,589,385
500,000	6.00%, 12/01/21 (c)	531,385
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	263,418
310,000	5.50%, 12/01/22 (c)	329,697
250,000	5.50%, 12/01/22 (c)	268,565
	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
1,040,000	4.50%, 11/01/25 (c)	1,016,590
250,000	5.25%, 11/01/25 (c)	254,348
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	503,860
500,000	6.00%, 12/15/23 (c)	503,830
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,017,280
500,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	532,975
	Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
3,500,000	5.00%, 12/01/22 (c)	3,545,220
500,000	5.00%, 12/01/22 (c)	509,465
1,000,000	5.00%, 12/01/22 (c)	1,029,990
		47,043,287
Connecticut: 0.3%
630,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 08/13/18 (c)	629,987
120,000	Connecticut State Health & Educational Facilities Authority, Series F (RB) 4.00%, 07/01/26 (c)	121,542
	Connecticut State Health & Educational Facilities Authority, Series J (RB)
735,000	4.25%, 07/01/22 (c)	766,737
380,000	5.00%, 07/01/22 (c)	408,295
470,000	5.00%, 07/01/22 (c)	501,058
235,000	Connecticut State Health & Educational Facilities Authority, Stamford Hospital, Series I (RB) 4.50%, 07/01/20 (c)	243,949
	Connecticut State Health & Educational Facilities Authority, Stamford Hospital, Series J (RB)
655,000	4.50%, 07/01/22 (c)	683,623
100,000	5.00%, 07/01/22 (c)	107,102
1,040,000	Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	844,709
	Mohegan Tribe of Indians of Connecticut, Series C (RB)
400,000	4.75%, 02/01/20	407,000
250,000	5.75%, 02/01/24	265,943
1,000,000	6.25%, 02/01/26 (c)	1,107,640
	Town of Hamden, Connecticut, Series A (RB)
435,000	7.63%, 01/01/20 (c)	453,822
2,000,000	7.75%, 01/01/20 (c)	2,082,380
		8,623,787
Delaware: 0.0%
275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	286,811
	Delaware State Economic Development Authority, Series A (RB)
500,000	5.00%, 06/01/26 (c)	501,895
250,000	5.00%, 06/01/26 (c)	253,378
		1,042,084
District of Columbia: 1.3%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
36,000,000	0.00%, 08/16/18 (c) ^	4,070,880
56,785,000	0.00%, 08/31/18 (c) ^	10,041,292
59,000	6.50%, 05/15/33	66,774
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
665,000	4.13%, 07/01/24 (c)	675,467
1,000,000	5.00%, 07/01/24 (c)	1,044,560
270,000	5.00%, 07/01/24 (c)	285,090
250,000	5.00%, 07/01/24 (c)	267,420
4,010,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB) 7.75%, 07/01/21 (c)	4,217,317
1,000,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 08/31/18 (c)	1,000,000
	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
1,115,000	5.00%, 10/01/22 (c)	1,139,708
395,000	5.00%, 10/01/22 (c)	401,051
750,000	5.00%, 10/01/22 (c)	750,510
985,000	6.25%, 04/01/21 (c)	1,048,099
1,525,000	6.50%, 04/01/21 (c)	1,626,687
1,450,000	6.50%, 04/01/21 (c)	1,548,208
1,110,000	District of Columbia, The Howard University Issue, Series A (RB) 6.25%, 04/01/21 (c)	1,202,530
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
705,000	0.00%, 10/01/37 ^	309,629
1,895,000	5.00%, 04/01/22 (c)	2,005,914
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
245,000	0.00%, 10/01/28 (c)	310,128
5,520,000	0.00%, 10/01/37 ^	2,517,065
		34,528,329
Florida: 3.6%
	Alachua County Health Facilities Authority, East Ridge Retirement Village, Inc. Project (RB)
500,000	6.00%, 11/15/24 (c)	526,090
500,000	6.25%, 11/15/24 (c)	528,895
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,716,778
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,540,000	8.00%, 11/15/21 (c)	1,722,244
1,005,000	8.13%, 11/15/21 (c)	1,120,876
55,000	Brevard County, Florida Tuff Florida Tech Project (RB) 6.75%, 11/01/19 (c)	56,540
1,335,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	1,438,823
500,000	Capital Trust Agency Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 5.25%, 06/15/27 (c)	475,300
145,000	Capital Trust Agency, Jacksonville Pool Project, Series A (RB) 4.75%, 12/01/22 (c)	140,528
500,000	Capital Trust Agency, Tallahassee Tapestry Senior Housing Project, Series A (RB) 7.13%, 12/01/25 (c)	526,255
	Capital Trust Agency, Tapestry Walden Project, Series A (RB)
975,000	6.75%, 07/01/27 (c)	1,015,969
975,000	7.00%, 07/01/27 (c)	1,025,008
1,000,000	Capital Trust Agency, Tuscan Gardens of Palm Cost Project, Series A (RB) 7.00%, 04/01/24 (c)	987,380
2,220,000	Capital Trust Agency, Tuscan Senior Living Community Project, Series A (RB) 7.00%, 04/01/22 (c)	2,183,947
750,000	City of Jacksonville, Series B (RB) 5.00%, 06/01/28 (c)	786,780
	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
1,310,000	4.00%, 06/01/25 (c)	1,311,493
300,000	5.00%, 06/01/25 (c)	321,837
2,500,000	5.00%, 06/01/25 (c)	2,692,900
	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB)
475,000	4.00%, 12/01/25 (c)	468,630
5,040,000	5.00%, 12/01/25 (c)	5,370,422
	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
1,150,000	7.00%, 05/15/24	1,256,973
2,500,000	8.13%, 05/15/24 (c)	2,752,300
	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB)
1,000,000	4.75%, 07/15/26 (c)	976,370
500,000	6.00%, 06/15/27 (c)	498,280
1,000,000	6.13%, 06/15/27 (c)	995,210
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	349,585
450,000	5.88%, 06/15/24 (c)	428,783
695,000	6.00%, 06/15/24 (c)	644,341
	Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,059,290
2,600,000	6.00%, 06/15/22 (c)	2,721,290
500,000	6.00%, 06/15/25 (c)	526,965
585,000	6.13%, 06/15/25 (c)	608,347
3,000,000	7.63%, 06/15/21 (c)	3,282,480
5,250,000	Florida Development Finance Corp., Tuscan Isle ChampionsGate Project, Series A (RB) 6.38%, 06/01/23 (c)	4,760,857
375,000	Florida Development Finance Corp., Tuscan Isle Senior Living Community Project, Series A (RB) 6.00%, 06/01/23 (c)	350,843
	Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A1 (RB)
750,000	4.50%, 06/01/28 (c)	778,342
500,000	4.75%, 06/01/28 (c)	522,755
750,000	5.00%, 06/01/28 (c)	792,915
500,000	Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.13%, 01/01/27 (c)	487,840
75,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	77,363
365,000	Lakewood Ranch Stewardship District (SA) 4.00%, 05/01/21	371,125
	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
1,895,000	5.25%, 08/31/18 (c)	1,896,535
3,500,000	5.38%, 08/31/18 (c)	3,500,245
1,475,000	5.75%, 06/15/22 (c)	1,477,920
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 08/31/18 (c)	292,935
	Martin County Health Facilities Authority, Martin Memorial Medical Center (RB)
530,000	4.00%, 11/15/24 (c)	532,904
390,000	4.25%, 11/15/24 (c)	392,761
100,000	5.13%, 11/15/21 (c)	105,987
800,000	5.50%, 11/15/21 (c)	871,792
1,250,000	5.50%, 11/15/21 (c)	1,349,075
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,951,833
925,000	5.00%, 11/15/24 (c)	978,548
1,910,000	5.00%, 11/15/24 (c)	2,026,013
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	264,655
	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
1,765,000	5.00%, 06/01/25 (c)	1,803,795
525,000	5.00%, 06/01/25 (c)	546,835
	Miami-Dade County, Florida Seaport Department, Series A (RB)
240,000	5.00%, 10/01/23 (c)	262,795
65,000	5.38%, 10/01/23 (c)	72,794
175,000	6.00%, 10/01/23 (c)	201,835
2,460,000	Miami-Dade County, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	2,805,433
1,390,000	Miami-Dade County, Industrial Development Authority, Series A (RB) 5.00%, 06/01/25 (c)	1,414,033
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	548,465
500,000	5.00%, 10/01/25 (c)	551,800
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,087,010
640,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	663,635
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
1,945,000	4.25%, 05/01/23 (c)	2,016,829
1,480,000	5.00%, 05/01/23 (c)	1,558,366
155,000	North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	170,114
	Northern Palm Beach County Improvement District (RB)
200,000	5.00%, 08/01/27 (c)	210,050
200,000	5.00%, 08/01/27 (c)	211,424
1,250,000	Orange County, Florida Industrial Development Authority, VitAG Florida LLC Project (RB) 8.00%, 07/01/24 (c)	728,550
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,832,829
1,500,000	5.00%, 05/15/23 (c)	1,609,215
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,725,465
195,000	Palm Cost park Community Development District (SA) 5.70%, 08/31/18 (c)	194,091
390,000	Sumter County, Florida Village Community Development District No. 8 (SA) 6.13%, 05/01/20 (c)	415,389
845,000	Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	909,668
400,000	Town of Davie, Series A (RB) 6.00%, 04/01/23 (c)	452,032
	Village Community Development District No. 12 (SA)
250,000	3.25%, 05/01/26	248,130
2,485,000	3.63%, 05/01/26 (c)	2,426,528
2,490,000	3.88%, 05/01/26 (c)	2,391,720
1,000,000	4.25%, 05/01/28 (c)	1,017,130
1,250,000	4.38%, 05/01/28 (c)	1,271,787
500,000	Volusia County Industrial Development Authority, Woodland Towers Project, Series C (RB) 7.25%, 07/01/24 (c)	499,320
		94,147,219
Georgia: 1.0%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 08/31/18 (c)	15,006
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
1,000,000	6.50%, 01/01/28 (c)	967,680
2,725,000	6.75%, 01/01/28 (c)	2,635,729
2,500,000	7.00%, 01/01/28 (c)	2,413,925
	Cobb County Development Authority, Provident Village at Creekside Project, Series A (RB)
1,000,000	6.00%, 07/01/23 (c)	891,730
500,000	6.00%, 07/01/23 (c)	465,740
	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
1,000,000	5.25%, 09/01/20	1,039,420
200,000	6.00%, 09/01/20 (c)	213,386
2,100,000	6.13%, 09/01/20 (c)	2,229,150
	Greene County Development Authority, Glen-I, LLC Project, Series A (RB)
500,000	6.13%, 01/01/25	475,245
625,000	7.25%, 01/01/25 (c)	590,519
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	258,218
500,000	5.88%, 06/15/27 (c)	516,105
1,000,000	6.00%, 06/15/27 (c)	1,033,940
	Marietta Development Authority, Life University, Inc. Project, Series A (RB)
500,000	5.00%, 11/01/27 (c)	529,965
750,000	5.00%, 11/01/27 (c)	800,872
	Private Colleges and Universities Authority, Savannah College of Art and Design Projects (RB)
1,200,000	4.13%, 04/01/24 (c)	1,224,564
5,405,000	5.00%, 04/01/24 (c)	5,812,267
3,850,000	Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	3,886,036
		25,999,497
Guam: 0.5%
	A. B. Won Pat International Airport Authority, Series C (RB)
1,000,000	5.00%, 10/01/21	1,043,350
200,000	6.25%, 10/01/23 (c)	222,540
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 08/16/18 (c)	1,091,860
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,138,060
	Guam Government Limited Obligation, Series A (RB)
620,000	5.00%, 12/01/26 (c)	672,650
1,250,000	5.63%, 12/01/19 (c)	1,315,775
50,000	6.00%, 11/15/19	51,191
	Guam Government Waterworks Authority, Water and Wastewater System (RB)
1,375,000	5.00%, 07/01/26 (c)	1,500,262
500,000	5.25%, 07/01/23 (c)	541,685
355,000	5.50%, 07/01/20 (c)	380,361
3,530,000	5.50%, 07/01/23 (c)	3,840,605
355,000	5.63%, 07/01/20 (c)	381,192
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	363,778
250,000	5.50%, 10/01/20 (c)	269,760
		12,813,069
Hawaii: 0.3%
	Kuakini, Hawaii Health System, Series A (RB)
1,270,000	6.30%, 08/31/18 (c)	1,273,467
1,675,000	6.38%, 08/31/18 (c)	1,674,799
	State of Hawaii, Department of Budget and Finance, Series A (RB)
500,000	5.00%, 01/01/25 (c)	495,635
1,400,000	6.25%, 07/01/23 (c)	1,468,614
2,085,000	6.63%, 07/01/23 (c)	2,201,155
2,000,000	6.88%, 07/01/23 (c)	2,103,660
		9,217,330
Idaho: 0.3%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
450,000	3.50%, 09/01/26 (c)	396,131
1,135,000	5.00%, 09/01/26 (c)	1,207,027
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
100,000	7.00%, 10/01/24	111,047
900,000	7.38%, 10/01/24 (c)	994,032
2,000,000	8.00%, 10/01/24 (c)	2,263,760
1,000,000	8.13%, 10/01/24 (c)	1,135,550
2,175,000	Nez Perce County, Potlatch Corp. Project (RB) 2.75%, 10/01/24	2,174,956
		8,282,503
Illinois: 15.0%
	Chicago Board of Education, Series A (GO)
5,770,000	5.00%, 12/01/21 (c)	5,840,163
14,665,000	5.00%, 12/01/22 (c)	14,783,200
300,000	5.00%, 12/01/23	329,496
100,000	5.00%, 12/01/25	111,605
250,000	5.00%, 12/01/28 (c)	260,643
250,000	5.00%, 12/01/28 (c)	276,775
410,000	5.25%, 12/01/21 (c)	418,114
75,000	5.50%, 12/01/19	77,474
8,615,000	5.50%, 12/01/21 (c)	8,856,651
110,000	5.50%, 12/01/25	121,860
105,000	5.50%, 12/01/26	116,059
200,000	5.50%, 12/01/26	218,968
5,200,000	7.00%, 12/01/25 (c)	6,156,956
14,020,000	7.00%, 12/01/25 (c)	16,319,981
250,000	7.00%, 12/01/27 (c)	299,283
	Chicago Board of Education, Series B (GO)
1,475,000	5.00%, 12/01/22 (c)	1,499,573
1,105,000	5.00%, 12/01/22 (c)	1,125,144
	Chicago Board of Education, Series C (GO)
1,885,000	5.00%, 12/01/18 (c)	1,888,261
1,230,000	5.00%, 12/01/18 (c)	1,231,968
1,060,000	5.00%, 12/01/18 (c)	1,064,494
600,000	5.00%, 12/01/18 (c)	602,802
250,000	5.00%, 12/01/27 (c)	259,810
6,250,000	5.00%, 12/01/27 (c)	6,578,062
2,000,000	5.00%, 12/01/27	2,116,020
745,000	5.25%, 12/01/18 (c)	748,196
150,000	5.25%, 12/01/18 (c)	150,579
770,000	5.25%, 12/01/18 (c)	772,495
5,265,000	5.25%, 12/01/24 (c)	5,488,920
4,000,000	5.25%, 12/01/24 (c)	4,145,560
1,000,000	6.00%, 12/01/24 (c)	1,088,080
1,930,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	2,012,971
	Chicago Board of Education, Series F (GO)
3,080,000	5.00%, 12/01/20 (c)	3,114,188
1,315,000	5.00%, 12/01/20	1,357,527
5,500,000	Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	5,635,685
	Chicago O’Hare International Airport, Senior Lien (RB)
400,000	5.50%, 01/01/23 (c)	447,536
1,585,000	5.75%, 01/01/23 (c)	1,788,355
	Chicago School Reform Board of Trustees, Series A (GO)
250,000	0.00%, 12/01/23 ^	207,350
140,000	0.00%, 12/01/25 ^	104,272
710,000	0.00%, 12/01/29 ^	426,923
135,000	0.00%, 12/01/31 ^	73,150
	Chicago School Reform Board of Trustees, Series B-1 (GO)
160,000	0.00%, 12/01/21 ^	144,846
285,000	0.00%, 12/01/21 ^	258,008
465,000	0.00%, 12/01/24 ^	366,174
1,310,000	0.00%, 12/01/25 ^	975,688
805,000	0.00%, 12/01/26 ^	566,615
185,000	0.00%, 12/01/27 ^	123,256
545,000	0.00%, 12/01/28 ^	345,192
165,000	0.00%, 12/01/29 ^	99,215
400,000	0.00%, 12/01/30 ^	228,304
345,000	Chicago Transit Authority, Federal Transit Administration Section 5307 (RB) 5.00%, 06/01/21	370,571
	City of Chicago (GO)
195,000	0.00%, 01/01/28 ^	131,613
170,000	0.00%, 01/01/33 ^	89,763
290,000	0.00%, 01/01/34 ^	145,609
915,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	943,347
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	251,739
910,000	5.25%, 01/01/25 (c)	975,356
945,000	5.25%, 01/01/25 (c)	1,016,187
7,990,000	5.50%, 01/01/25 (c)	8,536,037
855,000	5.50%, 01/01/25 (c)	924,383
115,000	5.50%, 01/01/25 (c)	124,603
	City of Chicago, Series A (GO)
140,000	0.00%, 01/01/29 ^	89,708
905,000	4.63%, 01/01/21 (c)	906,710
200,000	5.00%, 08/31/18 (c)	200,646
500,000	5.00%, 12/01/20 (c)	520,380
2,160,000	5.00%, 01/01/21 (c)	2,182,399
370,000	5.00%, 01/01/21	386,484
865,000	5.00%, 01/01/22 (c)	886,763
1,015,000	5.00%, 01/01/22 (c)	1,042,161
395,000	5.00%, 01/01/23	418,862
640,000	5.00%, 01/01/24 (c)	664,544
935,000	5.00%, 01/01/24 (c)	968,108
985,000	5.00%, 01/01/24 (c)	1,021,317
270,000	5.25%, 08/31/18 (c)	270,470
470,000	5.25%, 08/31/18 (c)	470,611
280,000	5.25%, 08/31/18 (c)	280,507
2,110,000	5.25%, 01/01/21 (c)	2,149,119
1,120,000	5.25%, 01/01/24 (c)	1,181,925
280,000	5.25%, 01/01/24 (c)	296,736
600,000	5.25%, 01/01/24 (c)	631,686
150,000	5.25%, 01/01/24 (c)	159,266
1,150,000	5.25%, 01/01/24 (c)	1,224,497
880,000	5.38%, 01/01/25 (c)	949,370
580,000	5.50%, 01/01/25 (c)	617,961
445,000	5.50%, 01/01/25 (c)	477,214
1,320,000	5.50%, 01/01/25 (c)	1,419,396
500,000	5.63%, 01/01/27 (c)	560,200
1,000,000	5.63%, 01/01/27 (c)	1,126,500
180,000	5.75%, 01/01/27 (c)	201,901
6,400,000	6.00%, 01/01/27 (c)	7,223,680
870,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	922,557
	City of Chicago, Series C (GO)
555,000	0.00%, 01/01/30 ^	332,478
195,000	0.00%, 01/01/32 ^	103,479
300,000	5.00%, 01/01/20	308,448
1,235,000	5.00%, 01/01/22	1,298,553
1,800,000	5.00%, 01/01/22 (c)	1,885,536
110,000	5.00%, 01/01/22 (c)	114,435
195,000	5.00%, 01/01/22 (c)	202,104
1,110,000	5.00%, 01/01/24	1,185,791
1,760,000	5.00%, 01/01/25	1,885,365
600,000	5.00%, 01/01/26 (c)	630,288
380,000	5.00%, 01/01/26	407,432
	City of Chicago, Series D (GO)
870,000	5.00%, 01/01/19 (c)	875,237
345,000	5.00%, 01/01/19 (c)	347,274
1,045,000	5.50%, 01/01/25 (c)	1,116,415
710,000	5.50%, 01/01/25 (c)	756,058
520,000	5.50%, 01/01/25 (c)	559,156
2,715,000	5.50%, 01/01/25 (c)	2,911,539
	City of Chicago, Series E (GO)
910,000	5.50%, 01/01/25 (c)	967,985
915,000	5.50%, 01/01/25 (c)	979,645
1,020,000	City of Chicago, Waterworks Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,164,055
	City of Harvey, Series A (GO)
465,000	5.50%, 08/31/18 (c) (d) *	255,750
3,600,000	5.63%, 08/31/18 (c) (d) *	1,980,000
625,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	666,462
1,020,000	Cook County, Recovery Zone Facility, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,079,364
	Illinois Finance Authority (RB)
60,000	6.50%, 10/01/19 (c)	61,976
40,000	6.50%, 10/01/19 (c)	42,255
	Illinois Finance Authority, Admiral Lake Project (RB)
4,500,000	5.00%, 05/15/24 (c)	4,502,835
1,500,000	5.13%, 05/15/24 (c)	1,502,505
1,150,000	5.25%, 05/15/24 (c)	1,149,908
500,000	5.25%, 05/15/24 (c)	504,160
3,000,000	5.50%, 05/15/24 (c)	3,073,200
430,000	Illinois Finance Authority, Centegra Health System (RB) 4.00%, 09/01/22 (c)	419,577
	Illinois Finance Authority, Centegra Health System, Series A (RB)
445,000	4.63%, 09/01/24 (c)	454,323
400,000	5.00%, 09/01/24 (c)	428,520
250,000	5.00%, 09/01/24 (c)	265,448
15,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 08/31/18 (c)	15,000
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
705,000	4.75%, 05/15/23 (c)	730,584
260,000	5.13%, 05/15/23 (c)	272,841
860,000	5.25%, 05/15/23 (c)	905,589
	Illinois Finance Authority, Friendship Village of Schaumburg (RB)
2,000,000	5.00%, 02/15/27 (c)	1,983,260
2,500,000	5.00%, 02/15/27	2,559,250
5,000,000	5.13%, 02/15/27 (c)	4,981,900
	Illinois Finance Authority, Institute of Technology, Series A (RB)
890,000	5.00%, 08/31/18 (c)	868,524
2,610,000	5.00%, 08/31/18 (c)	2,602,561
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	510,640
	Illinois Finance Authority, Lutheran Home and Obligated Group (RB)
500,000	5.50%, 05/15/22 (c)	531,675
400,000	5.75%, 05/15/22 (c)	420,036
1,555,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,645,501
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,085,680
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
715,000	6.20%, 05/15/20 (c)	706,692
230,000	6.24%, 05/15/20 (c)	221,635
315,000	6.33%, 05/15/20 (c)	309,169
435,000	6.44%, 05/15/20 (c)	430,111
437,508	Illinois Finance Authority, Park Place of Elmhurst Project, Series B (RB) 5.63%, 05/15/20	435,307
	Illinois Finance Authority, Roosevelt University Project (RB)
305,000	5.75%, 10/01/19 (c)	313,412
1,390,000	6.25%, 10/01/19 (c)	1,434,438
2,855,000	6.50%, 10/01/19 (c)	2,950,671
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	250,003
525,000	5.00%, 08/15/25 (c)	562,564
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
460,000	5.75%, 02/15/20 (c)	487,333
270,000	6.00%, 02/15/20 (c)	287,061
880,000	Illinois Finance Authority, Three Crowns Park (RB) 5.25%, 02/15/24 (c)	921,888
100,000	Illinois Finance Authority, Uno Chapter School Network, Inc. Project, Series B (RB) 7.13%, 10/01/21 (c)	105,868
	Illinois Sports Facilities Authority (RB) (AMBAC)
645,000	0.00%, 06/15/26 ^	467,935
1,000,000	5.00%, 06/15/24 (c)	1,091,670
	Metropolitan Pier and Exposition Authority (RB)
515,000	0.00%, 06/15/30 ^	311,534
380,000	5.70%, 06/15/23	428,716
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
840,000	0.00%, 06/15/29 ^	534,652
285,000	0.00%, 12/15/30 ^	168,384
125,000	0.00%, 06/15/31 ^	71,844
190,000	0.00%, 06/15/34 ^	93,043
510,000	0.00%, 12/15/34 ^	244,188
185,000	0.00%, 06/15/37 ^	77,565
115,000	0.00%, 06/15/39 ^	43,616
1,500,000	0.00%, 06/15/40 ^	541,920
7,410,000	5.00%, 06/15/22 (c)	7,667,497
3,155,000	5.00%, 12/15/25 (c)	3,327,705
250,000	5.00%, 12/15/27 (c)	266,745
400,000	5.50%, 06/15/20 (c)	410,032
1,400,000	5.50%, 12/15/25 (c)	1,520,722
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,080,000	0.00%, 06/15/28 ^	722,142
1,000,000	0.00%, 12/15/41 ^	326,460
720,000	0.00%, 12/15/50 ^	148,824
1,315,000	0.00%, 12/15/51 ^	257,622
2,500,000	0.00%, 12/15/54 ^	419,450
6,780,000	4.25%, 06/15/22 (c)	6,514,021
1,275,000	5.00%, 12/15/20	1,343,939
1,450,000	5.00%, 06/15/22 (c)	1,552,964
1,100,000	5.00%, 06/15/22 (c)	1,134,243
5,565,000	5.00%, 06/15/22 (c)	5,852,043
175,000	5.00%, 06/15/22 (c)	184,935
335,000	5.00%, 12/15/22	359,961
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
6,105,000	5.00%, 06/15/20 (c)	6,222,460
425,000	5.20%, 06/15/20 (c)	433,385
5,965,000	5.25%, 06/15/20 (c)	6,087,998
435,000	Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	348,796
230,000	Southwestern Illinois Development Authority (RB) 5.35%, 08/31/18 (c)	170,110
430,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	434,425
	State of Illinois (GO)
935,000	3.50%, 06/01/26 (c)	869,971
2,085,000	3.50%, 06/01/26 (c)	1,900,498
1,050,000	3.50%, 06/01/26 (c)	967,176
150,000	4.00%, 08/01/22 (c)	150,330
500,000	4.00%, 01/01/26 (c)	487,080
2,930,000	4.00%, 06/01/26 (c)	2,830,028
460,000	4.00%, 06/01/26 (c)	429,309
2,000,000	4.00%, 06/01/26 (c)	1,891,800
595,000	4.00%, 06/01/26 (c)	558,759
4,000,000	4.00%, 06/01/26 (c)	3,809,960
1,000,000	4.00%, 06/01/26 (c)	958,820
160,000	4.13%, 03/01/22 (c)	159,933
485,000	4.13%, 11/01/26 (c)	476,949
530,000	4.50%, 11/01/26 (c)	531,415
150,000	5.00%, 08/31/18 (c)	150,476
1,240,000	5.00%, 01/01/20 (c)	1,269,202
155,000	5.00%, 01/01/20 (c)	158,370
100,000	5.00%, 01/01/21	104,336
750,000	5.00%, 01/01/21	782,520
100,000	5.00%, 04/01/21	104,661
505,000	5.00%, 07/01/21	530,230
1,000,000	5.00%, 02/01/22	1,054,360
1,020,000	5.00%, 02/01/22	1,075,447
250,000	5.00%, 03/01/22 (c)	257,918
305,000	5.00%, 03/01/22 (c)	312,921
100,000	5.00%, 03/01/22 (c)	102,999
140,000	5.00%, 03/01/22 (c)	146,525
525,000	5.00%, 03/01/22	553,985
55,000	5.00%, 06/01/22	58,194
100,000	5.00%, 07/01/22	105,890
1,830,000	5.00%, 08/01/22 (c)	1,929,479
1,465,000	5.00%, 08/01/22	1,552,475
3,690,000	5.00%, 02/01/23	3,926,381
3,235,000	5.00%, 02/01/23	3,442,234
335,000	5.00%, 05/01/23	357,237
250,000	5.00%, 07/01/23	266,905
3,315,000	5.00%, 02/01/24	3,549,735
1,100,000	5.00%, 02/01/24 (c)	1,175,053
375,000	5.00%, 02/01/24 (c)	398,284
3,515,000	5.00%, 02/01/24 (c)	3,634,334
1,105,000	5.00%, 02/01/24	1,183,245
350,000	5.00%, 02/01/24 (c)	371,196
585,000	5.00%, 04/01/24 (c)	621,054
3,540,000	5.00%, 04/01/24 (c)	3,736,010
1,025,000	5.00%, 05/01/24 (c)	1,089,001
580,000	5.00%, 05/01/24	622,096
2,985,000	5.00%, 05/01/24 (c)	3,161,891
100,000	5.00%, 05/01/24 (c)	104,093
175,000	5.00%, 05/01/24 (c)	182,525
275,000	5.00%, 05/01/24 (c)	288,835
1,770,000	5.00%, 01/01/26 (c)	1,843,313
5,250,000	5.00%, 02/01/26	5,657,662
1,600,000	5.00%, 06/01/26 (c)	1,716,576
1,040,000	5.00%, 06/01/26 (c)	1,110,710
125,000	5.00%, 06/01/26	134,895
1,000,000	5.00%, 11/01/26 (c)	1,069,600
8,500,000	5.00%, 02/01/27 (c)	9,126,195
1,550,000	5.25%, 07/01/23 (c)	1,646,255
510,000	5.25%, 07/01/23 (c)	540,268
290,000	5.25%, 07/01/23 (c)	305,883
700,000	5.25%, 02/01/24 (c)	746,711
2,545,000	5.50%, 07/01/23 (c)	2,770,487
1,165,000	5.50%, 07/01/23 (c)	1,262,208
560,000	5.50%, 07/01/23 (c)	589,966
445,000	5.50%, 01/01/30	495,303
	State of Illinois, Series A (GO)
950,000	4.00%, 09/01/18 (c)	949,990
190,000	4.00%, 01/01/22 (c)	192,478
320,000	4.00%, 01/01/22 (c)	319,789
1,030,000	4.00%, 01/01/22 (c)	1,013,592
100,000	4.00%, 01/01/22 (c)	97,843
40,000	4.50%, 09/01/18 (c)	40,037
100,000	5.00%, 09/01/18 (c)	100,053
300,000	5.00%, 09/01/18 (c)	300,204
95,000	5.00%, 09/01/18 (c)	95,068
175,000	5.00%, 09/01/18 (c)	175,114
380,000	5.00%, 09/01/18 (c)	380,213
730,000	5.00%, 09/01/18 (c)	730,438
195,000	5.00%, 04/01/21	204,089
1,000,000	5.00%, 01/01/22 (c)	1,027,400
1,000,000	5.00%, 01/01/22 (c)	1,028,690
110,000	5.00%, 04/01/23 (c)	113,310
500,000	5.00%, 12/01/27 (c)	529,400
500,000	5.00%, 12/01/27 (c)	531,780
500,000	5.00%, 12/01/27	542,240
1,000,000	5.00%, 05/01/28 (c)	1,059,280
2,000,000	5.00%, 05/01/28 (c)	2,108,760
4,250,000	5.00%, 05/01/28 (c)	4,477,630
1,500,000	5.00%, 05/01/28 (c)	1,607,490
1,000,000	5.00%, 05/01/28 (c)	1,067,510
1,000,000	5.00%, 05/01/28 (c)	1,060,920
790,000	State of Illinois, Series B (GO) 5.25%, 01/01/21	828,813
	State of Illinois, Series D (GO)
1,815,000	3.25%, 11/01/26	1,700,183
4,000,000	5.00%, 11/01/23	4,281,160
5,000,000	5.00%, 11/01/25	5,396,400
6,610,000	5.00%, 11/01/26	7,142,369
8,500,000	5.00%, 11/01/27 (c)	9,144,300
1,500,000	5.00%, 11/01/27	1,625,760
360,000	Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	330,124
	Village of Bridgeview, Series A (GO)
1,155,000	5.50%, 08/31/18 (c)	1,133,240
4,250,000	5.50%, 06/01/24 (c)	4,169,930
350,000	Village of Hillside, Mannhaein Redevelopment Project (TA) 7.00%, 08/31/18 (c)	357,326
	Will County Community High School District No. 210, Series B (GO)
160,000	0.00%, 01/01/27 ^	105,080
110,000	0.00%, 01/01/28 ^	68,093
90,000	0.00%, 01/01/29 ^	51,996
200,000	0.00%, 01/01/33 ^	89,764
		396,487,641
Indiana: 1.3%
	Allen County, Storypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	322,968
225,000	6.88%, 01/15/24 (c)	242,687
	Barrington of Carmel Project, Series A (RB)
2,500,000	7.13%, 11/15/22 (c)	2,530,325
3,555,000	7.13%, 11/15/22 (c)	3,591,581
	City of Anderson, Anderson University (RB)
450,000	6.00%, 10/01/22 (c)	469,692
3,295,000	6.00%, 10/01/22 (c)	3,439,189
200,000	City of Crown Point, Wittenberg Village, Series A (RB) 8.00%, 11/15/19 (c)	207,716
1,000,000	City of Rockport, Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	1,019,790
1,000,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	1,111,340
500,000	Indiana Finance Authority, Baptist Healthcare System (RB) 5.00%, 08/15/27 (c)	539,565
	Indiana Finance Authority, Earlham College Project (RB)
1,040,000	5.00%, 10/01/23 (c)	1,055,049
50,000	5.00%, 10/01/23 (c)	51,323
575,000	Indiana Finance Authority, I-69 Section 5 Project (RB) 6.00%, 12/01/19	593,193
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
765,000	5.13%, 08/15/20 (c)	796,870
725,000	5.50%, 08/15/20 (c)	755,131
600,000	5.50%, 08/15/20 (c)	627,228
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
250,000	5.00%, 07/01/23 (c)	267,253
2,805,000	5.00%, 07/01/23 (c)	2,981,631
3,890,000	5.25%, 07/01/23 (c)	4,171,169
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
4,110,000	5.00%, 06/01/22 (c)	4,126,728
2,715,000	5.00%, 06/01/22 (c)	2,726,077
	Indiana Finance Authority, United States Steel Corp. Project (RB)
320,000	5.75%, 08/01/22 (c)	323,293
2,515,000	6.00%, 06/01/20 (c)	2,579,057
		34,528,855
Iowa: 2.0%
7,270,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	7,469,561
1,500,000	Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	1,493,085
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
6,975,000	5.25%, 12/01/23 (c)	7,458,507
10,000	5.50%, 12/01/18 (c)	10,083
2,775,000	5.88%, 06/01/19 (c)	2,946,883
9,145,000	Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/22 (c) (p)	9,728,360
	Iowa Finance Authority, Sunrise Retirement Community Project (RB)
1,035,000	5.50%, 09/01/20 (c)	1,052,316
1,685,000	5.50%, 09/01/20 (c)	1,721,598
785,000	5.75%, 09/01/20 (c)	802,765
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
3,035,000	5.00%, 10/01/25 (c)	3,054,758
1,550,000	5.00%, 10/01/25 (c)	1,577,915
180,000	Tobacco Settlement Authority, Series B (RB) 5.60%, 08/31/18 (c)	181,868
	Tobacco Settlement Authority, Series C (RB)
3,175,000	5.38%, 08/31/18 (c)	3,209,353
5,585,000	5.50%, 08/31/18 (c)	5,645,430
6,960,000	5.63%, 08/31/18 (c)	7,040,318
800,000	Tobacco Settlement Authority, Series D (RB) 0.00%, 08/31/18 (c) ^	141,592
		53,534,392
Kansas: 0.8%
1,130,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	1,150,103
750,000	City of Lenexa, Series A (RB) 5.00%, 05/15/25 (c)	807,682
1,000,000	City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	1,039,160
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	268,510
380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	398,578
1,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A (RB) 5.25%, 11/15/23 (c)	999,920
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
8,200,000	5.13%, 08/31/18 (c)	8,212,956
100,000	5.13%, 08/31/18 (c)	100,158
1,000,000	5.25%, 08/31/18 (c)	1,001,580
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,192,694
	Wyandotte County, Kansas City Unified Government (RB)
165,000	0.00%, 12/01/27 ^	110,987
1,000,000	4.50%, 12/01/26 (c)	1,013,830
	Wyandotte County, Kansas City Unified Government, Series A (RB)
445,000	5.00%, 09/01/25 (c)	477,578
2,000,000	5.75%, 09/01/25 (c)	2,137,560
470,000	6.00%, 09/01/25 (c)	504,954
		20,416,250
Kentucky: 0.6%
1,000,000	Christian County, Jennie Stuart Medical Center (RB) 5.50%, 02/01/26 (c)	1,072,900
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
25,000	4.13%, 11/15/20	25,587
250,000	5.00%, 05/15/26 (c)	264,340
250,000	5.00%, 05/15/26 (c)	261,290
400,000	5.38%, 11/15/22 (c)	422,088
250,000	5.50%, 11/15/22 (c)	262,010
1,585,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB) 5.00%, 07/01/25 (c)	1,693,176
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB)
7,365,000	4.25%, 07/01/25 (c)	7,378,110
525,000	5.00%, 07/01/25 (c)	559,844
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
150,000	5.00%, 06/01/26	166,263
750,000	5.25%, 06/01/27 (c)	818,542
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
510,000	5.50%, 11/15/25 (c)	524,117
500,000	5.75%, 11/15/25 (c)	518,915
265,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/23	297,227
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	366,058
	Louisville and Jefferson County Metro Government, Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 06/01/22 (c)	163,956
220,000	5.00%, 06/01/22 (c)	237,290
1,220,000	Ohio County, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	1,236,287
		16,268,000
Louisiana: 0.4%
	City of Shreveport, Water and Sewer Revenue, Series C (RB)
350,000	4.00%, 12/01/28 (c)	364,431
100,000	5.00%, 12/01/25	115,704
	Jefferson Parish Hospital Service District No. 2 (RB)
500,000	5.63%, 07/01/21 (c)	506,730
290,000	6.25%, 07/01/21 (c)	302,815
3,490,000	6.38%, 07/01/21 (c)	3,635,707
100,000	Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 09/01/19 (c)	97,467
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,108,260
2,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	1,962,580
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	576,142
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	546,060
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	436,848
1,647,254	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) * §	16
	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
2,259,041	7.50%, 07/01/23 (d) *§	23
1,389,436	8.38%, 07/01/24 (c) (d) * §	14
350,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	369,579
		10,022,376
Maine: 0.5%
4,500,000	Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c)	4,677,390
200,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 6.95%, 07/01/21 (c)	217,502
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
490,000	4.00%, 07/01/26 (c)	457,165
300,000	4.00%, 07/01/26 (c)	284,022
645,000	5.00%, 07/01/26 (c)	676,315
1,000,000	5.00%, 07/01/26 (c)	1,051,980
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
75,000	5.25%, 07/01/21	77,698
1,735,000	6.00%, 07/01/21 (c)	1,828,985
2,220,000	6.75%, 07/01/21 (c)	2,393,227
50,000	6.95%, 07/01/21 (c)	54,405
55,000	7.50%, 07/01/21 (c)	61,026
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 08/31/18 (c)	1,999,860
		13,779,575
Maryland: 1.1%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,012,660
	City of Baltimore, Convention Center Hotel Revenue (RB)
2,000,000	5.00%, 09/01/27 (c)	2,194,060
1,425,000	5.00%, 09/01/27 (c)	1,567,885
915,000	5.00%, 09/01/27 (c)	1,011,212
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	535,380
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	259,533
2,705,000	Frederick County Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	2,826,184
2,000,000	Frederick County, Maryland Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	2,127,460
500,000	Howard County, Series A (TA) 4.50%, 02/15/26 (c)	507,015
3,785,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	3,945,068
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
100,000	3.75%, 01/01/27 (c)	101,733
470,000	4.38%, 01/01/27 (c)	481,797
530,000	4.50%, 01/01/27 (c)	542,285
1,120,000	Maryland Economic Development Corp., Transportation Facilities Project, Series A (RB) 5.00%, 06/01/28 (c)	1,252,731
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB)
400,000	4.00%, 07/01/26 (c)	396,336
250,000	5.00%, 07/01/26 (c)	271,578
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	212,400
145,000	4.25%, 07/01/25 (c)	146,991
1,500,000	5.00%, 07/01/25 (c)	1,614,165
500,000	5.00%, 07/01/25 (c)	539,635
625,000	5.00%, 07/01/25 (c)	685,731
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
430,000	5.00%, 07/01/20	454,265
40,000	5.00%, 07/01/22	43,988
1,025,000	5.00%, 07/01/24	1,157,225
500,000	5.25%, 07/01/24 (c)	566,910
	Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
1,000,000	5.00%, 11/01/24 (c)	1,080,620
1,000,000	5.00%, 11/01/24 (c)	1,083,980
	Prince George’s County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,065,070
1,000,000	5.25%, 04/01/27 (c)	1,073,290
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	488,190
500,000	5.00%, 01/01/26 (c)	497,000
		29,742,377
Massachusetts: 1.5%
	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB)
750,000	4.00%, 07/01/26 (c)	745,897
550,000	5.00%, 07/01/26 (c)	603,394
	Massachusetts Development Finance Agency, Emerson College (RB)
705,000	5.00%, 01/01/25 (c)	758,552
680,000	5.00%, 01/01/25 (c)	730,041
500,000	5.00%, 01/01/25 (c)	542,140
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
1,000,000	4.00%, 10/01/26 (c)	983,340
445,000	5.00%, 07/01/22 (c)	494,302
500,000	5.00%, 10/01/26 (c)	544,680
1,000,000	Massachusetts Development Finance Agency, Lawrence General Hospital (RB) 5.00%, 07/01/27 (c)	1,072,780
	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
350,000	5.25%, 07/01/24 (c)	378,567
435,000	5.50%, 07/01/24 (c)	471,905
750,000	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 10/01/22 (c)	771,442
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 08/31/18 (c)	280,308
	Massachusetts Development Finance Agency, Series 20 (RB)
1,000,000	4.00%, 10/01/22 (c)	997,810
4,000,000	4.13%, 10/01/22 (c)	3,990,720
2,250,000	5.00%, 10/01/22 (c)	2,389,140
1,000,000	5.00%, 10/01/22 (c)	1,068,910
2,175,000	Massachusetts Development Finance Agency, Series B (RB) 4.88%, 08/31/18 (c)	2,175,718
1,110,000	Massachusetts Development Finance Agency, Series C (RB) 5.25%, 08/31/18 (c)	1,118,913
	Massachusetts Development Finance Agency, Series D (RB)
285,000	4.00%, 07/01/25 (c)	279,916
2,105,000	5.00%, 07/01/25 (c)	2,278,536
	Massachusetts Development Finance Agency, Series I (RB)
1,000,000	4.00%, 07/01/26 (c)	1,001,990
1,020,000	5.00%, 07/01/26 (c)	1,163,504
510,000	5.00%, 07/01/26 (c)	555,477
	Massachusetts Development Finance Agency, Suffolk University (RB)
3,300,000	4.00%, 07/01/27 (c)	3,317,127
1,000,000	5.00%, 07/01/27 (c)	1,127,040
3,000,000	5.00%, 07/01/27 (c)	3,339,510
1,500,000	5.00%, 07/01/27 (c)	1,674,630
	Massachusetts Development Finance Agency, Umass Health Care, Series L (RB)
290,000	3.63%, 07/01/27 (c)	280,149
550,000	4.00%, 07/01/27 (c)	553,679
190,000	Massachusetts Development Finance Agency, Umass Memorial Health Care, Series I (RB) 5.00%, 07/01/26 (c)	214,588
2,225,000	Massachusetts Educational Financing Authority, Education Loan, Series C (RB) 4.13%, 07/01/28 (c)	2,240,263
1,500,000	Massachusetts State Development Finance Agency, Linden Ponds, Inc., Series A (RB) 4.68%, 11/15/21	1,508,745
		39,653,713
Michigan: 1.8%
2,200,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	2,304,214
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,061,329
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	422,331
170,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 08/31/18 (c)	168,351
	Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB)
500,000	5.00%, 11/01/24 (c)	521,015
500,000	5.00%, 11/01/24 (c)	522,945
165,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	181,495
	Michigan Finance Authority, Detroit Water and Sewerage Department, Series C (RB)
700,000	5.00%, 07/01/25 (c)	764,862
250,000	5.00%, 07/01/25 (c)	274,778
1,000,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Series D-2 (RB) 5.00%, 07/01/25 (c)	1,092,660
	Michigan Finance Authority, Lawrence Technological University Project (RB)
1,000,000	5.00%, 02/01/27 (c)	1,066,980
1,290,000	5.25%, 02/01/27 (c)	1,434,648
	Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
1,000,000	4.75%, 11/15/25	1,052,110
250,000	5.25%, 11/15/25 (c)	259,790
3,000,000	5.50%, 11/15/25 (c)	3,120,120
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
2,735,000	5.00%, 07/01/24 (c)	2,922,211
100,000	5.00%, 07/01/24 (c)	107,395
	Michigan Finance Authority, Series C (RB)
250,000	5.00%, 07/01/25 (c)	273,325
750,000	5.00%, 07/01/25 (c)	833,610
250,000	5.00%, 07/01/25 (c)	278,690
	Michigan Finance Authority, Thomas M Cooley Law School Project (RB)
650,000	5.00%, 07/01/24 (c)	702,377
6,900,000	6.75%, 07/01/24 (c)	6,932,775
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 08/31/18 (c)	1,000,240
555,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 08/31/18 (c)	548,129
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
330,000	5.13%, 08/16/18 (c)	329,997
2,135,000	6.00%, 08/16/18 (c)	2,147,810
3,975,000	6.00%, 08/16/18 (c)	3,998,850
6,000,000	6.88%, 08/16/18 (c)	6,013,740
25,450,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 08/16/18 (c) ^	1,774,119
180,000,000	Michigan Tobacco Settlement Finance Authority, Series C (RB) 0.00%, 06/01/33 (c) ^	5,632,200
		47,743,096
Minnesota: 1.1%
	City of Anoka, Homestead at Anoka, Inc. Project (RB)
500,000	4.25%, 11/01/24 (c)	515,230
1,000,000	5.50%, 11/01/24 (c)	1,084,020
2,015,000	City of Apple Valley, Minnesota Senior Living LLC Project, Series B (RB) 5.00%, 01/01/22 (c)	2,070,856
	City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
500,000	5.00%, 06/01/23 (c)	503,995
750,000	5.00%, 06/01/23 (c)	760,342
350,000	5.00%, 06/01/23 (c)	358,929
500,000	5.25%, 06/01/23 (c)	508,280
	City of Blaine, Crest View Senior Communities Project, Series A (RB)
1,355,000	5.75%, 07/01/25 (c)	1,320,637
970,000	6.13%, 07/01/25 (c)	953,258
2,000,000	6.13%, 07/01/25 (c)	1,980,360
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	249,496
250,000	5.50%, 07/01/25 (c)	256,193
500,000	5.75%, 07/01/25 (c)	514,605
	City of Deephaven, Minnesota Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	526,910
1,000,000	5.50%, 07/01/25 (c)	1,060,640
750,000	City of Ham Lake, Minnesota Charter School, Davinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	756,307
	City of Maple Grove, Minnesota Health Care Facilities (RB)
1,000,000	4.00%, 05/01/27 (c)	1,011,000
625,000	5.00%, 05/01/27 (c)	704,112
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	497,705
1,245,000	City of Rochester, The Homestead at Rochester, Inc. Project, Series A (RB) 5.00%, 12/01/25 (c)	1,296,842
	City of St. Paul Park, Presbyterian Homes Interlude Transitional Care Projects (RB)
730,000	4.38%, 05/01/23 (c)	730,168
1,000,000	5.00%, 05/01/23 (c)	1,048,310
1,100,000	City of Victoria, Minnesota Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	1,101,562
500,000	City of West St. Paul (RB) 5.00%, 11/01/25 (c)	520,300
	Housing and Redevelopment Authority of The City of St. Paul, Series A (RB)
325,000	5.75%, 09/01/26 (c)	344,572
500,000	6.00%, 09/01/26 (c)	534,935
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	792,000
2,500,000	Saint Paul, Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,538,850
250,000	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	240,668
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,279,442
2,500,000	6.00%, 05/01/19 (c)	2,593,125
		29,653,649
Missouri: 1.3%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,001,350
640,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	640,960
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	490,975
500,000	6.00%, 06/01/25 (c)	495,940
	City of St. Ann, Northwest Plaza Development Project, Series A (TA)
1,500,000	4.63%, 11/01/27 (c)	1,469,145
1,000,000	5.38%, 11/01/27 (c)	980,320
735,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	748,811
	Kansas City Industrial Development Authority, KIngswood Project (RB)
2,500,000	5.75%, 11/15/25 (c)	2,417,450
7,500,000	6.00%, 11/15/25 (c)	7,268,400
4,000,000	6.00%, 11/15/25 (c)	3,909,120
	Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (AGM) (TA)
2,800,000	5.00%, 02/01/28 (c)	2,863,700
500,000	5.00%, 02/01/28 (c)	520,150
	Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
1,000,000	5.25%, 05/15/27 (c)	1,060,570
500,000	5.25%, 05/15/27 (c)	535,175
	Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
1,250,000	5.00%, 08/15/24 (c)	1,302,862
250,000	5.00%, 08/15/25 (c)	268,995
2,000,000	5.00%, 08/15/25 (c)	2,108,100
1,250,000	5.25%, 08/15/24 (c)	1,319,325
40,000	Nevada Regional Medical Center (RB) (ACA) 4.30%, 08/31/18 (c)	38,243
1,015,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	1,024,338
150,000	St. Louis County Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	157,592
	St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
250,000	4.38%, 11/15/26 (c)	256,723
500,000	4.75%, 11/15/26 (c)	514,810
1,500,000	St. Louis, Industrial Development Authority, Ranken-Jordan Project (RB) 5.00%, 11/15/25 (c)	1,540,425
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
1,150,000	5.25%, 08/31/18 (c)	1,147,309
570,000	5.35%, 08/31/18 (c)	547,844
		34,628,632
Nebraska: 0.6%
	Central Plains Energy Project, Series A (RB)
1,000,000	5.00%, 09/01/34	1,173,780
12,500,000	5.00%, 09/01/42	14,874,500
		16,048,280
Nevada: 0.3%
500,000	Carson City, Carson Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	546,500
4,000,000	City of Reno, Reno Transportation Rail Access Corridor Project (RB) (AGM) 0.00%, 07/01/38 (c) ^	446,600
1,000,000	City of Reno, Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 08/31/18 (c)	999,900
195,000	Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	202,100
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	610,600
	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB)
500,000	5.88%, 12/15/27	533,325
735,000	6.25%, 12/15/27 (c)	798,430
	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
1,000,000	5.00%, 12/15/25 (c)	1,031,010
500,000	5.00%, 12/15/25 (c)	512,040
1,000,000	5.00%, 12/15/25 (c)	1,035,450
1,000,000	5.13%, 12/15/25 (c)	1,033,710
		7,749,665
New Hampshire: 0.3%
3,750,000	New Hampshire Health and Education Facilities Authority, Elliot Hospital (RB) 5.00%, 10/01/26 (c)	4,060,387
	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
2,950,000	6.13%, 07/01/24 (c)	3,131,720
500,000	6.13%, 07/01/24 (c)	534,840
500,000	6.25%, 07/01/24 (c)	537,045
		8,263,992
New Jersey: 7.9%
	Atlantic City, New Jersey Tax Appeal, Series 2012 (GO)
50,000	5.00%, 11/01/19	49,602
50,000	5.00%, 12/01/19	49,680
25,000	5.00%, 11/01/21	24,543
50,000	5.00%, 12/01/21	48,800
65,000	5.00%, 11/01/22	62,955
30,000	5.00%, 12/01/23 (c)	29,018
3,070,000	Burlington County, New Jersey Bridge Commission, The Evergreens Project (RB) 5.63%, 08/31/18 (c)	3,007,710
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,080,630
1,000,000	5.00%, 02/15/24 (c)	1,073,320
150,000	5.00%, 02/15/24 (c)	163,043
1,000,000	5.00%, 02/15/24 (c)	1,102,380
1,055,000	5.00%, 02/15/24 (c)	1,151,195
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,626,057
1,410,000	5.25%, 11/01/24 (c)	1,513,748
1,000,000	Essex County Improvement Authority, Covanta Project (RB) 5.25%, 07/01/20 (c)	1,010,640
2,370,000	Gloucester County Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,559,007
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	489,430
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
1,645,000	4.25%, 06/15/22 (c)	1,694,646
925,000	5.00%, 06/15/20	971,638
1,250,000	5.00%, 06/15/21	1,336,687
535,000	5.00%, 06/15/22 (c)	566,768
520,000	5.00%, 06/15/22 (c)	552,042
1,135,000	5.00%, 06/15/22 (c)	1,216,016
110,000	5.00%, 06/15/22	119,486
1,020,000	5.00%, 06/15/22 (c)	1,102,885
160,000	5.00%, 06/15/22 (c)	172,149
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
2,305,000	4.88%, 09/15/19	2,347,366
2,075,000	5.25%, 08/20/22 (c)	2,257,724
2,215,000	5.50%, 08/31/18 (c)	2,219,208
60,000	5.50%, 06/20/23 (c)	66,389
235,000	5.63%, 03/05/24 (c)	266,185
350,000	5.63%, 03/05/24 (c)	396,445
2,695,000	5.75%, 09/15/22 (c)	2,976,789
	New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
500,000	5.00%, 12/15/27 (c)	539,540
1,130,000	5.00%, 12/15/27 (c)	1,225,801
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	61,212
	New Jersey Economic Development Authority, Lions Gate Project (RB)
655,000	4.88%, 01/01/24 (c)	675,868
500,000	5.00%, 01/01/24 (c)	515,750
3,500,000	5.25%, 01/01/24 (c)	3,636,675
500,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	377,290
985,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	1,023,582
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
120,000	4.00%, 11/01/25	125,765
4,000,000	5.00%, 11/01/22	4,365,000
745,000	New Jersey Economic Development Authority, Saint Barnabas Project, Series A (RB) 0.00%, 07/01/21 ^	702,215
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
1,555,000	5.00%, 12/15/26 (c)	1,676,072
220,000	5.00%, 12/15/26 (c)	239,589
1,730,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 4.75%, 12/15/26 (c)	1,851,930
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
3,500,000	4.00%, 06/15/27 (c)	3,495,275
780,000	5.00%, 06/15/27 (c)	867,259
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
745,000	5.00%, 03/01/21 (c)	792,211
845,000	5.25%, 03/01/21 (c)	893,790
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
165,000	5.00%, 03/01/21 (c)	173,973
360,000	5.25%, 03/01/21 (c)	378,223
210,000	5.25%, 03/01/21 (c)	221,376
105,000	5.25%, 03/01/21 (c)	111,063
	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
335,000	5.00%, 03/01/22 (c)	356,172
515,000	5.00%, 03/01/22 (c)	545,936
435,000	5.00%, 03/01/22 (c)	467,073
470,000	5.00%, 03/01/22 (c)	501,678
	New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB)
1,645,000	4.00%, 12/15/27 (c)	1,603,645
355,000	5.00%, 09/01/22 (c)	372,320
685,000	5.00%, 09/01/22 (c)	714,462
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
650,000	5.00%, 03/01/21	692,198
3,050,000	5.00%, 03/01/22	3,292,139
155,000	5.00%, 03/01/23 (c)	165,977
300,000	5.00%, 03/01/23 (c)	322,038
265,000	5.00%, 03/01/23 (c)	282,954
650,000	5.00%, 03/01/23 (c)	700,037
1,680,000	5.00%, 03/01/23 (c)	1,818,281
865,000	5.00%, 03/01/23 (c)	941,206
1,175,000	5.00%, 03/01/23 (c)	1,254,089
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
320,000	5.00%, 06/15/24 (c)	344,378
140,000	5.00%, 06/15/24 (c)	151,668
920,000	5.00%, 06/15/24 (c)	1,013,638
120,000	New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	128,813
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
4,390,000	5.00%, 06/15/24 (c)	4,648,044
875,000	5.00%, 06/15/24 (c)	934,955
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
405,000	5.00%, 06/15/25 (c)	433,872
455,000	5.00%, 06/15/25 (c)	486,586
1,235,000	5.00%, 06/15/25 (c)	1,330,774
545,000	5.00%, 06/15/25 (c)	585,897
435,000	5.25%, 06/15/25 (c)	484,760
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
220,000	4.00%, 06/15/24	231,147
545,000	4.25%, 06/15/25 (c)	572,125
125,000	4.38%, 06/15/25 (c)	131,466
2,085,000	5.00%, 06/15/21	2,232,597
2,000,000	5.00%, 06/15/23	2,195,100
1,050,000	5.00%, 06/15/24	1,165,195
325,000	New Jersey Economic Development Authority, School Facilities Construction, Series Y (RB) 4.25%, 09/01/18 (c)	325,410
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	381,602
900,000	5.38%, 01/01/24 (c)	985,329
500,000	5.50%, 01/01/24 (c)	565,490
	New Jersey Economic Development Motor Vehicle, Series A (RB)
835,000	3.38%, 07/01/27 (c)	825,690
3,055,000	4.00%, 07/01/27 (c)	3,054,847
1,640,000	4.00%, 07/01/27 (c)	1,647,298
1,250,000	5.00%, 07/01/27 (c)	1,375,387
265,000	New Jersey Educational Facilities Authority, Higher Education Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	290,700
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
550,000	5.00%, 06/15/22	596,585
150,000	5.00%, 06/15/23	164,633
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,126,680
1,050,000	5.00%, 07/01/26 (c)	1,133,895
1,000,000	5.00%, 07/01/26 (c)	1,099,970
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
630,000	5.00%, 04/01/28 (c)	684,791
940,000	5.00%, 04/01/28 (c)	1,023,331
1,000,000	5.00%, 04/01/28 (c)	1,091,180
230,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program, Series A (RB) 5.25%, 10/01/19 (c)	239,529
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
850,000	3.00%, 07/01/26 (c)	750,754
785,000	3.13%, 07/01/26 (c)	695,369
845,000	4.00%, 07/01/26 (c)	819,143
1,750,000	5.00%, 07/01/26 (c)	1,861,545
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	104,118
170,000	6.00%, 07/01/21 (c)	180,943
2,050,000	6.25%, 07/01/21 (c)	2,190,732
	New Jersey Transportation Trust Fund Authority, Series A (RB)
270,000	0.00%, 12/15/25 ^	205,481
230,000	0.00%, 12/15/25 ^	174,913
575,000	0.00%, 12/15/26 ^	417,542
4,440,000	0.00%, 12/15/28 ^	2,935,639
870,000	0.00%, 12/15/28 ^	575,227
325,000	0.00%, 12/15/29 ^	203,964
2,210,000	0.00%, 12/15/30 ^	1,316,828
1,780,000	0.00%, 12/15/31 ^	1,005,219
1,195,000	0.00%, 12/15/32 ^	640,281
935,000	0.00%, 12/15/33 ^	475,373
705,000	0.00%, 12/15/33 ^	358,436
510,000	0.00%, 12/15/34 ^	246,544
915,000	0.00%, 12/15/34 ^	442,329
165,000	0.00%, 12/15/35 ^	75,656
1,780,000	0.00%, 12/15/37 ^	730,690
1,115,000	0.00%, 12/15/37 ^	457,708
605,000	0.00%, 12/15/38 ^	235,315
705,000	0.00%, 12/15/38 ^	274,210
1,500,000	0.00%, 12/15/39 ^	552,360
335,000	0.00%, 12/15/40 ^	117,213
100,000	5.00%, 06/15/20	105,287
360,000	5.00%, 06/15/21 (c)	380,048
5,875,000	5.00%, 06/15/22 (c)	6,109,060
665,000	5.00%, 06/15/24	737,957
100,000	5.25%, 06/15/21 (c)	107,049
370,000	5.25%, 06/15/21 (c)	389,170
430,000	5.25%, 12/15/21	467,100
100,000	5.25%, 12/15/23	111,656
310,000	5.50%, 12/15/21	340,284
205,000	5.50%, 12/15/23	231,427
250,000	6.00%, 06/15/21 (c)	272,263
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
220,000	4.00%, 06/15/22 (c)	223,861
695,000	4.25%, 06/15/24 (c)	704,348
150,000	4.75%, 06/15/25 (c)	158,261
1,375,000	4.75%, 06/15/25 (c)	1,443,090
345,000	5.00%, 06/15/22	374,222
245,000	5.00%, 06/15/22 (c)	260,371
425,000	5.00%, 06/15/22 (c)	447,079
4,710,000	5.00%, 06/15/22 (c)	4,906,219
1,940,000	5.00%, 06/15/22 (c)	2,037,213
135,000	5.00%, 06/15/23 (c)	145,556
640,000	5.00%, 06/15/23 (c)	674,982
1,115,000	5.00%, 06/15/23 (c)	1,168,866
200,000	5.00%, 06/15/23 (c)	216,012
1,620,000	5.00%, 06/15/24 (c)	1,717,848
1,195,000	5.00%, 06/15/24 (c)	1,262,673
340,000	5.00%, 06/15/25 (c)	360,859
665,000	5.00%, 06/15/25 (c)	706,210
130,000	5.25%, 06/15/23 (c)	139,077
925,000	5.25%, 06/15/23 (c)	998,149
505,000	5.25%, 06/15/25 (c)	545,713
	New Jersey Transportation Trust Fund Authority, Series B (RB)
3,330,000	5.00%, 06/15/21 (c)	3,437,526
835,000	5.25%, 06/15/21 (c)	871,047
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
250,000	0.00%, 12/15/25 ^	191,225
985,000	0.00%, 12/15/26 ^	719,986
185,000	0.00%, 12/15/28 ^	123,317
265,000	0.00%, 12/15/30 ^	160,211
170,000	0.00%, 12/15/31 ^	97,524
10,475,000	0.00%, 12/15/35 ^	4,885,226
2,245,000	5.25%, 12/15/24 (c)	2,458,095
	New Jersey Transportation Trust Fund Authority, Series D (RB)
325,000	5.00%, 12/15/24	362,222
960,000	5.00%, 12/15/24 (c)	1,035,850
295,000	5.25%, 12/15/23	329,385
2,600,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	2,793,258
	South Jersey Port Corp., Marine Terminal, Series B (RB)
500,000	5.00%, 01/01/28 (c)	543,795
2,000,000	5.00%, 01/01/28 (c)	2,165,340
250,000	5.00%, 01/01/28 (c)	274,795
305,000	5.00%, 01/01/28 (c)	333,225
	Tobacco Settlement Financing Corp., Series A (RB)
5,500,000	5.00%, 06/01/28 (c)	6,055,885
4,000,000	5.25%, 06/01/28 (c)	4,489,320
	Tobacco Settlement Financing Corp., Series B (RB)
3,000,000	3.20%, 06/01/27	3,036,840
21,000,000	5.00%, 06/01/28 (c)	22,550,640
		208,667,361
New Mexico: 0.1%
500,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	488,605
695,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	743,518
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,009,810
		2,241,933
New York: 8.4%
	Brooklyn Arena Local Development Corp. (RB)
215,000	0.00%, 07/15/32 ^	126,115
370,000	0.00%, 07/15/33 ^	207,367
7,390,000	0.00%, 07/15/45 ^	2,397,833
4,025,000	5.00%, 01/15/27 (c)	4,368,292
125,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) 5.00%, 07/15/26	143,428
750,000	Buffalo and Erie County Industrial Land Development Corp., Series A (RB) 5.00%, 08/01/27 (c)	790,140
250,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	266,965
	Build NYC Resource Corp., New York Law School Project (RB)
3,095,000	4.00%, 01/01/26 (c)	3,064,669
725,000	5.00%, 01/01/26 (c)	782,188
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
25,000	3.75%, 01/01/20	25,394
1,050,000	4.50%, 01/01/25	1,148,301
2,800,000	5.00%, 11/01/24 (c)	2,847,852
600,000	5.00%, 01/01/25 (c)	644,862
2,100,000	5.25%, 11/01/24 (c)	2,199,939
3,120,000	5.50%, 11/01/24 (c)	3,246,672
1,100,000	Build NYC Resource Corp., South Bronx Charter School For International Cultures (RB) 5.00%, 04/15/23 (c)	1,127,687
3,170,000	Chautauqua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	3,292,077
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,017,120
	Dutchess County Industrial Development Agency, Series A-1 (RB)
15,000	4.50%, 08/31/18 (c)	14,841
400,000	5.00%, 08/31/18 (c)	390,780
940,000	Dutchess County Industrial Development Agency, Series A-2 (RB) 4.50%, 08/31/18 (c)	882,519
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,265,000	5.00%, 08/31/18 (c)	1,259,674
335,000	5.00%, 08/31/18 (c)	335,094
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 08/31/18 (c) ^	548,500
	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB)
30,000	4.25%, 07/01/22 (c)	30,257
450,000	5.00%, 07/01/22 (c)	476,672
400,000	5.00%, 07/01/22 (c)	426,884
175,000	5.00%, 07/01/22 (c)	188,703
3,285,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 08/16/18 (c)	3,285,690
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
3,615,000	5.00%, 08/31/18 (c)	3,604,986
5,725,000	5.13%, 08/16/18 (c)	5,672,215
	New Rochelle Industrial Development Agency (RB)
2,075,000	5.25%, 01/01/19 (c)	1,657,012
180,000	5.50%, 01/01/19 (c)	164,581
2,000,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	1,997,900
35,000	New York City Industrial Development Agency, Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.75%, 08/31/18 (c)	35,362
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,520,000	4.75%, 08/31/18 (c)	1,521,049
110,000	5.00%, 08/31/18 (c)	111,488
650,000	5.00%, 08/31/18 (c)	659,444
100,000	5.00%, 08/31/18 (c)	100,291
825,000	5.00%, 08/31/18 (c)	827,227
120,000	5.00%, 08/31/18 (c)	120,322
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,133,660
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 08/31/18 (c)	1,501,245
600,000	5.00%, 08/31/18 (c)	603,408
5,000	New York Counties Tobacco Trust II (RB) 5.63%, 08/31/18 (c)	5,019
	New York Counties Tobacco Trust IV (RB)
34,500,000	0.00%, 08/16/18 (c) ^	2,433,975
380,000	5.00%, 08/16/18 (c)	379,985
745,000	5.00%, 08/16/18 (c)	741,864
7,400,000	New York Counties Tobacco Trust V (RB) 0.00%, 08/16/18 (c) ^	2,286,970
5,500,000	New York Counties Tobacco Trust VI (RB) 5.00%, 06/01/26 (c)	5,745,905
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
3,500,000	5.15%, 11/15/24 (c)	3,844,785
3,700,000	5.38%, 11/15/24 (c)	4,075,217
1,100,000	7.25%, 11/15/24 (c)	1,304,270
	New York Liberty Development Corp., 7 World Trade Center Project (RB)
255,000	5.00%, 03/15/22 (c)	274,538
30,500,000	5.00%, 11/15/24 (c)	32,230,875
150,000	New York State Dormitory Authority (RB) 5.25%, 07/01/31	174,620
375,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	465,041
450,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 4.00%, 08/01/28 (c)	454,437
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
300,000	5.00%, 06/01/27 (c)	332,235
300,000	5.00%, 06/01/27 (c)	340,008
200,000	New York State Dormitory Authority, Pace Universtity, Series A (RB) 4.25%, 05/01/23 (c)	203,256
25,000	New York State Dormitory Authority, St. Joseph’s College (RB) 5.25%, 07/01/20 (c)	25,635
50,000	New York State Dormitory Authority, Yeshiva (RB) 5.00%, 11/01/21 (c)	50,820
2,250,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	2,256,300
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
275,000	5.00%, 08/01/19	282,554
345,000	5.00%, 08/01/20	362,667
6,190,000	5.00%, 08/01/21	6,636,051
3,075,000	5.00%, 08/01/21 (c)	3,243,694
7,400,000	5.00%, 08/01/21 (c)	7,751,870
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
1,340,000	4.00%, 07/01/24 (c)	1,341,367
2,410,000	4.00%, 07/01/24 (c)	2,418,748
835,000	4.00%, 07/01/24 (c)	851,291
730,000	4.00%, 07/01/24 (c)	746,191
500,000	4.00%, 07/01/24 (c)	512,430
420,000	5.00%, 07/01/24 (c)	462,092
3,255,000	5.00%, 07/01/24 (c)	3,495,707
5,720,000	5.00%, 07/01/24 (c)	6,133,556
230,000	5.00%, 07/01/24 (c)	249,943
6,955,000	5.25%, 07/01/24 (c)	7,541,863
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
500,000	5.00%, 01/01/20	521,870
15,000	5.00%, 01/01/21	15,967
1,000,000	5.00%, 01/01/22	1,084,030
250,000	5.00%, 01/01/23	275,190
	Niagara Area Development Corp., Solid Waste Disposal Facility, Series A (RB)
1,000,000	4.00%, 08/31/18 (c)	1,000,580
1,175,000	5.25%, 08/31/18 (c)	1,184,435
530,000	Orange County Industrial Development Agency, The Glen Arden, Inc. Project (RB) 5.70%, 08/31/18 (c)	465,059
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
375,000	5.00%, 12/01/20	390,206
110,000	6.00%, 12/01/20 (c)	120,046
	Suffolk Tobacco Asset Securitization Corp., Series B (RB)
60,000	5.38%, 08/31/18 (c)	59,701
4,150,000	6.00%, 08/31/18 (c)	4,152,531
6,150,000	Suffolk Tobacco Asset Securitization Corp., Series C (RB) 6.63%, 06/01/22 (c)	6,484,437
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
200,000	5.00%, 01/01/26 (c)	214,838
1,950,000	5.00%, 01/01/26 (c)	2,089,483
300,000	5.00%, 01/01/26 (c)	324,672
550,000	5.00%, 01/01/26 (c)	592,647
3,500,000	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. (RB) 5.00%, 07/01/23 (c)	3,577,770
	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc., Series A (RB)
345,000	5.00%, 07/01/23 (c)	349,330
1,505,000	5.00%, 07/01/23 (c)	1,555,884
5,675,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/27 (c)	6,137,285
	TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
200,000	5.00%, 06/01/21	212,334
13,180,000	5.00%, 06/01/27 (c)	13,500,538
5,000,000	5.00%, 06/01/27 (c)	5,136,200
2,000,000	Tuxedo Farms Local Development Corp., Tuxedo Farms Project (RB) 6.55%, 05/01/27 (c)	2,353,400
	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
1,250,000	4.00%, 09/15/24 (c)	1,214,462
2,000,000	5.00%, 09/15/24 (c)	1,968,440
1,000,000	5.25%, 09/15/24 (c)	990,430
1,000,000	5.25%, 09/15/24 (c)	999,920
1,000,000	5.25%, 09/15/24 (c)	1,003,530
515,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	534,246
4,000,000	Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB) 7.00%, 06/01/24 (c)	4,125,040
	Westchester County Local Development Corp., Medical Center (RB)
320,000	3.75%, 11/01/25 (c)	303,539
750,000	5.00%, 11/01/25 (c)	804,052
	Westchester County Local Development Corp., Series A (RB)
565,000	5.00%, 05/01/24 (c)	616,116
1,390,000	5.50%, 05/01/24 (c)	1,538,077
		221,798,769
North Carolina: 0.3%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	270,763
1,000,000	5.00%, 06/30/25 (c)	1,069,790
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	255,217
1,330,000	5.00%, 03/01/22 (c)	1,391,991
820,000	5.00%, 03/01/22 (c)	861,033
	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB)
250,000	5.00%, 10/01/24 (c)	267,793
150,000	5.00%, 10/01/25	165,339
	North Carolina Medical Care Commission, Retirement Facilities (RB)
550,000	4.70%, 07/01/25 (c)	572,363
250,000	5.00%, 10/01/24 (c)	271,310
1,395,000	6.00%, 01/01/20 (c)	1,450,102
165,000	North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	175,913
1,000,000	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien (RB) 5.00%, 01/01/27 (c)	1,138,950
		7,890,564
North Dakota: 0.2%
	City of Grand Forks, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,381
640,000	5.00%, 12/01/21 (c)	673,197
	City of Williston, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23 (d) *	246,000
1,285,000	7.75%, 09/01/23 (c) (d) *	514,000
	County of Ward, North Dakota Health Care Facilities, Series C (RB)
2,050,000	5.00%, 06/01/28 (c)	2,218,633
750,000	5.00%, 06/01/28 (c)	814,875
		4,492,086
Ohio: 8.0%
	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB)
500,000	5.25%, 11/15/26 (c)	548,485
1,150,000	5.25%, 11/15/26 (c)	1,253,005
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
16,970,000	5.13%, 08/16/18 (c)	16,948,787
7,760,000	5.38%, 08/16/18 (c)	7,760,155
12,935,000	5.75%, 08/16/18 (c)	12,967,467
31,615,000	5.88%, 08/16/18 (c)	31,887,205
22,810,000	5.88%, 08/16/18 (c)	22,924,050
7,385,000	6.00%, 08/16/18 (c)	7,385,074
14,290,000	6.50%, 08/16/18 (c)	14,718,557
7,105,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	7,442,203
101,900,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 0.00%, 08/16/18 (c) ^	8,661,500
71,525,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series C (RB) 0.00%, 08/16/18 (c) ^	3,250,096
	Butler County Port Authority, Senior Series A-1 (RB)
250,000	6.25%, 01/15/24 (c)	263,223
400,000	6.38%, 01/15/24 (c)	420,636
890,000	6.50%, 01/15/24 (c)	937,811
	City of Cleveland, Ohio Airport System Revenue, Series A (RB)
250,000	5.00%, 01/01/22 (c)	270,240
445,000	5.00%, 01/01/22 (c)	479,968
1,250,000	5.00%, 01/01/22 (c)	1,345,675
700,000	5.25%, 01/01/20	731,647
	Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation Project (RB)
750,000	5.25%, 12/01/28 (c)	822,000
1,000,000	5.50%, 12/01/28 (c)	1,102,700
900,000	5.50%, 12/01/28 (c)	1,000,377
	County of Licking, Ohio Health Care Facilities, Series A (RB)
300,000	6.00%, 07/01/25 (c)	318,060
1,000,000	6.13%, 07/01/25 (c)	1,072,270
	Cuyahoga County, The Metrohealth System (RB)
405,000	4.00%, 02/15/27 (c)	402,926
1,950,000	4.75%, 02/15/27 (c)	1,991,145
3,175,000	5.00%, 02/15/27 (c)	3,334,671
1,050,000	5.00%, 02/15/27 (c)	1,117,473
570,000	5.25%, 02/15/27 (c)	614,671
3,680,000	5.50%, 02/15/27 (c)	4,017,382
5,820,000	5.50%, 02/15/27 (c)	6,331,811
750,000	Dayton-Montgomery County Port Authority, Storypoint Troy Project, Series 1 (RB) 7.00%, 01/15/25 (c)	784,717
2,000,000	Franklin County, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	2,018,240
7,550,000	Gallia County, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	8,610,171
	Hamilton County, Life Enriching Communities Project (RB)
385,000	5.00%, 01/01/26 (c)	413,563
280,000	5.00%, 01/01/26 (c)	299,841
300,000	5.00%, 01/01/26 (c)	328,332
250,000	5.00%, 01/01/26 (c)	270,560
	Lake County Port and Economic Development Authority, Series A (RB)
2,200,000	6.50%, 12/01/27 (c)	2,312,772
3,000,000	6.75%, 12/01/27 (c)	3,171,840
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
1,770,000	5.00%, 02/15/23 (c)	1,846,464
2,610,000	5.00%, 02/15/23 (c)	2,718,341
1,760,000	Muskingum County, Ohio, Genesis HealthCare System Obligated Group Project (RB) 5.00%, 02/15/23 (c)	1,854,723
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,345,341
1,555,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 5.70%, 08/01/20	863,025
255,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series D (RB) 4.25%, 09/15/21 (p)	246,075
655,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	671,395
	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
500,000	4.25%, 01/15/28 (c)	511,730
4,000,000	4.50%, 01/15/28 (c)	4,143,320
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 08/31/18 (c)	1,103,531
2,050,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 08/31/18 (c)	2,053,362
2,220,000	Ohio Water Development Authority, Firstenergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	1,232,100
560,000	Ohio Water Development Authority, Firstenergy Nuclear Generation Project, Series C (RB) 3.95%, 05/01/20 (p)	310,800
1,065,000	Ohio Water Development Authority, Pollution Control, Series A (RB) 3.00%, 05/15/19 (d) *	591,075
15,000	Ohio Water Development Authority, Pollution Control, Series C (RB) 4.00%, 06/03/19 (p)	8,325
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	821,076
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	258,055
245,000	5.00%, 12/01/24 (c)	255,922
70,000	5.50%, 12/01/24 (c)	74,848
2,950,000	5.75%, 12/01/22 (c)	3,178,743
2,490,000	6.00%, 12/01/22 (c)	2,682,975
	State of Ohio, Portsmouth Bypass Project (RB)
800,000	5.00%, 06/30/25 (c)	880,808
1,525,000	5.00%, 06/30/25 (c)	1,663,317
		210,846,657
Oklahoma: 1.4%
210,000	Comanche County Hospital Authority, Series A (RB) 5.00%, 07/01/22 (c)	216,380
1,712,879	Kingfisher Hospital Authority (RB) 6.50%, 08/31/18 (c)	1,713,855
	Norman Regional Hospital Authority (RB)
150,000	4.00%, 09/01/26 (c)	152,694
1,030,000	5.00%, 09/01/26 (c)	1,157,947
	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
215,000	5.00%, 04/01/23	213,312
225,000	5.13%, 04/01/22 (c)	205,295
	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB)
1,000,000	5.00%, 08/31/18 (c)	880,830
1,000,000	5.13%, 08/31/18 (c)	797,420
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	187,809
1,930,000	5.75%, 01/01/22 (c)	1,317,457
1,000,000	6.00%, 01/01/22 (c)	682,200
	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
700,000	5.00%, 08/15/28 (c)	786,317
400,000	5.00%, 08/15/28 (c)	456,588
500,000	5.25%, 08/15/28 (c)	563,130
2,900,000	5.25%, 08/15/28 (c)	3,279,146
10,000,000	5.50%, 08/15/28 (c)	11,389,500
2,800,000	5.50%, 08/15/28 (c)	3,201,604
	Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. (RB)
500,000	5.00%, 08/01/27 (c)	492,620
1,055,000	5.00%, 08/01/27 (c)	1,039,745
2,000,000	5.25%, 08/01/27 (c)	1,970,360
	Payne County Economic Development Authority, Series A (RB)
360,000	6.00%, 11/01/26 (d) *	180,000
500,000	6.63%, 11/01/26 (c) (d) *	250,000
3,000,000	6.88%, 11/01/26 (c) (d) *	1,500,000
2,800,000	7.00%, 11/01/26 (c) (d) *	1,400,000
1,150,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 08/21/18 (c) (d) *	575,000
1,500,000	Payne County Economic Development Authority, Series B-1 (RB) 5.25%, 08/21/18 (c) (d) *	750,000
2,125,000	Tulsa Municipal Airport Trust, American Airlines Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,283,652
		37,642,861
Oregon: 0.8%
	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series A (RB)
500,000	5.00%, 05/15/25 (c)	534,030
425,000	5.00%, 05/15/25 (c)	455,222
300,000	5.00%, 05/15/25 (c)	322,482
500,000	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series B-3 (RB) 2.60%, 11/15/19 (c)	500,620
	Clackamas County Hospital Facility Authority, Willamette View Project, Series A (RB)
500,000	5.00%, 11/15/25 (c)	544,445
560,000	5.00%, 11/15/25 (c)	611,654
	Oregon State Business Development Commission (RB) (SAW)
7,500,000	6.50%, 04/01/28 (c)	7,504,050
7,750,000	6.50%, 04/01/28 (c)	7,754,185
	Yamhill County Hospital Authority, Series A (RB)
1,000,000	5.00%, 11/15/24 (c)	1,067,320
500,000	5.00%, 11/15/24 (c)	529,870
300,000	5.00%, 11/15/24 (c)	322,407
		20,146,285
Pennsylvania: 4.1%
1,645,000	Allegheny County, Pennsylvania Hospital Development Authority, Series A (RB) 5.13%, 08/31/18 (c)	1,517,348
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
445,000	5.75%, 08/01/22 (c)	449,579
730,000	6.75%, 11/01/19 (c)	746,607
1,100,000	6.75%, 12/01/21 (c)	1,146,310
600,000	6.88%, 11/01/19 (c)	610,254
1,000,000	Allentown Commercial and Industrial Development Authority, Series A (RB) 6.25%, 07/01/24 (c)	990,690
	Allentown Neighborhood Improvement Zone Development Authority (RB)
2,000,000	5.00%, 05/01/27 (c)	2,158,540
250,000	5.00%, 05/01/27 (c)	274,673
500,000	5.00%, 05/01/28 (c)	543,790
250,000	5.00%, 05/01/28 (c)	276,163
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	1,993,094
150,000	5.00%, 05/01/22 (c)	156,917
3,980,000	5.00%, 05/01/22 (c)	4,118,385
	Beaver County, Industrial Development Authority, Firstenergy Nuclear Generation Project, Series A (RB)
500,000	3.50%, 06/01/20 (d) (p) *	277,500
510,000	4.00%, 07/01/21 (p)	283,050
5,485,000	Beaver County, Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	3,044,175
1,000,000	Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,052,710
1,500,000	Chester County Health and Education Facilities Authority, Immaculata University Project (RB) 4.25%, 11/01/27 (c)	1,422,900
440,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	456,487
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
1,440,000	6.00%, 06/01/26 (c)	1,541,880
440,000	6.00%, 06/01/26 (c)	472,608
500,000	Cumberland County Municipal Authority (RB) 4.00%, 01/01/25 (c)	503,930
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	412,444
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
6,000,000	5.00%, 10/15/27 (c)	6,182,400
500,000	5.00%, 10/15/27	529,065
5,000,000	5.13%, 10/15/27 (c)	5,130,600
1,575,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	1,576,039
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
3,430,000	5.13%, 06/01/26 (c)	3,479,461
680,000	5.25%, 08/15/20 (c)	592,770
800,000	6.13%, 08/15/20 (c)	716,992
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/21	107,132
100,000	5.00%, 01/01/22	109,296
840,000	5.00%, 01/01/23 (c)	918,036
1,080,000	5.00%, 01/01/23 (c)	1,186,931
200,000	Fulton County Industrial Development Authority, the Fulton County Medical Center (RB) 5.00%, 07/01/26 (c)	202,732
1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	1,094,610
1,100,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,115,862
	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB)
260,000	2.60%, 09/01/20 (p)	260,101
1,070,000	2.70%, 04/01/20 (p)	1,070,321
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	152,213
850,000	5.25%, 01/01/25 (c)	856,859
820,000	5.38%, 01/01/25 (c)	829,930
	Moon Industrial Development Authority, Baptist Homes Society (RB)
95,000	5.00%, 07/01/20	97,595
300,000	5.63%, 07/01/25 (c)	320,586
590,000	6.00%, 07/01/25 (c)	624,102
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
1,665,000	4.13%, 06/30/26 (c)	1,685,713
90,000	5.00%, 12/31/19	93,424
170,000	5.00%, 12/31/20	180,345
45,000	5.00%, 12/31/22	49,259
125,000	5.00%, 12/31/23	138,723
550,000	5.00%, 12/31/24	616,115
535,000	5.00%, 12/31/25	604,502
935,000	5.00%, 06/30/26 (c)	1,055,269
3,200,000	5.00%, 06/30/26 (c)	3,492,128
160,000	5.00%, 06/30/26 (c)	179,154
500,000	5.00%, 06/30/26 (c)	544,210
1,965,000	5.00%, 06/30/26 (c)	2,161,382
410,000	5.00%, 06/30/26 (c)	455,756
870,000	5.00%, 06/30/26	983,857
2,950,000	Pennsylvania Economic Development Financing Authority, Series A (RB) 6.40%, 09/01/25 (c)	3,011,979
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 08/31/18 (c)	1,799,982
1,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series B (RB) 5.00%, 09/01/20 (p)	1,007,220
5,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	5,036,100
	Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
3,090,000	6.50%, 12/01/28 (c)	3,183,380
3,000,000	6.75%, 12/01/28 (c)	3,114,870
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
230,000	4.00%, 11/01/22 (c)	206,747
250,000	5.00%, 11/01/22 (c)	253,030
2,130,000	Philadelphia Authority for Industrial Development, Esperanza Academy Charter School Project (RB) 8.20%, 01/01/23 (c)	2,358,655
1,000,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,134,890
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
440,000	6.38%, 06/01/25 (c)	454,810
440,000	6.50%, 06/01/25 (c)	456,874
440,000	6.63%, 06/01/25 (c)	458,678
2,000,000	Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	1,963,860
	Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
735,000	5.00%, 07/01/27 (c)	794,785
5,000,000	5.00%, 07/01/27 (c)	5,294,700
1,000,000	5.00%, 07/01/27 (c)	1,064,290
1,000,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB) 5.00%, 07/01/27 (c)	1,096,320
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
1,240,000	5.00%, 07/01/27 (c)	1,369,344
2,200,000	5.00%, 07/01/27 (c)	2,420,682
1,745,000	5.63%, 07/01/22 (c)	1,886,101
1,275,000	5.63%, 07/01/22 (c)	1,384,433
750,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	739,605
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	253,490
	Susquehanna Area Regional Airport Authority, Series A (RB)
650,000	5.00%, 01/01/23 (c)	704,190
1,500,000	5.00%, 01/01/23	1,649,835
1,195,000	Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,203,150
		108,145,504
Puerto Rico: 0.8%
5,920,000	Children’s Trust Fund, Tobacco Settlement (RB) 5.63%, 08/31/18 (c)	5,971,800
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
270,000	4.25%, 07/01/22 (c)	227,475
2,645,000	5.00%, 07/01/22 (c)	2,228,412
605,000	5.13%, 07/01/22 (c)	509,713
1,000,000	5.25%, 07/01/22 (c)	842,500
3,015,000	5.25%, 07/01/22 (c)	2,540,137
30,000	5.25%, 07/01/22 (c)	25,275
740,000	5.75%, 07/01/22 (c)	623,450
1,600,000	6.00%, 08/31/18 (c)	1,360,000
575,000	6.00%, 08/31/18 (c)	488,750
1,800,000	6.00%, 07/01/22 (c)	1,516,500
23,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 0.00%, 08/31/18 (c) ^	2,547,250
500,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, Ana G. Mendez University System Project (RB) 5.00%, 08/31/18 (c)	482,500
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, University of Sacred Heart Project (RB)
500,000	4.38%, 10/01/22 (c)	421,250
500,000	5.00%, 10/01/22 (c)	416,250
		20,201,262
Rhode Island: 0.4%
100,000	Rhode Island Health & Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	109,078
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
700,000	4.00%, 05/15/26 (c)	699,083
250,000	5.00%, 05/15/23	277,900
400,000	5.00%, 05/15/26 (c)	432,348
	Tobacco Settlement Financing Corp., Series A (RB)
32,100,000	0.00%, 08/16/18 (c) ^	4,054,872
115,000	5.00%, 06/01/23	128,168
1,000,000	5.00%, 06/01/25 (c)	1,065,350
	Tobacco Settlement Financing Corp., Series B (RB)
2,000,000	4.50%, 06/01/25 (c)	2,039,960
2,000,000	5.00%, 06/01/25 (c)	2,090,420
		10,897,179
South Carolina: 0.2%
	South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
500,000	5.00%, 11/01/24 (c)	520,630
500,000	5.00%, 11/01/24 (c)	523,330
500,000	5.00%, 11/01/24 (c)	529,180
300,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	307,875
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
545,000	4.00%, 11/15/24 (c)	538,542
3,090,000	5.25%, 11/15/24 (c)	3,337,169
		5,756,726
South Dakota: 0.0%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	768,795
500,000	5.00%, 11/01/26 (c)	508,410
		1,277,205
Tennessee: 1.1%
	Blount County, Health and Educational Facilities Board, Series A (RB)
1,000,000	5.00%, 01/01/25 (c)	1,040,350
625,000	5.00%, 01/01/25 (c)	655,594
3,400,000	Board of City of Franklin Health and Educational Facilities, Series A (RB) 7.50%, 06/01/27 (c)	3,622,938
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	1,947,840
8,000,000	5.13%, 12/01/26 (c)	7,743,680
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
750,000	5.00%, 10/01/24 (c)	804,120
615,000	5.00%, 10/01/24 (c)	656,925
775,000	5.00%, 10/01/24 (c)	837,132
110,000	Claiborne County (GO) 4.13%, 04/01/20 (c)	111,901
	Johnson City Health and Educational Facilities Board, Series A (RB)
100,000	5.38%, 07/01/20 (c)	106,949
180,000	5.63%, 07/01/20 (c)	193,352
	Knox County Health Educational and Housing Facility Board (RB)
205,000	4.00%, 09/01/26 (c)	203,212
260,000	4.00%, 09/01/26 (c)	254,732
3,440,000	5.00%, 04/01/27 (c)	3,731,574
	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
500,000	5.50%, 07/01/27 (c)	538,645
1,000,000	5.63%, 07/01/27 (c)	1,067,440
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,225,000	5.38%, 09/01/23 (c)	1,166,641
2,000,000	5.50%, 09/01/23 (c)	1,913,360
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,067,040
450,000	5.38%, 12/01/22 (c)	466,380
70,000	Tennessee Energy Acquisition Corp., Series B (RB) 5.63%, 09/01/26	80,177
		29,209,982
Texas: 4.9%
115,000	Austin Convention Enterprises, Inc., Series A (RB) 5.00%, 01/01/27 (c)	130,680
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital Mortgage Revenue (RB)
2,925,000	5.00%, 12/01/25 (c)	2,967,822
610,000	5.00%, 12/01/25 (c)	621,578
700,000	5.25%, 12/01/25 (c)	744,562
	Central Texas Regional Mobility Authority, Senior Lien (RB)
1,315,000	3.38%, 01/01/26 (c)	1,168,969
250,000	5.00%, 01/01/22	271,008
285,000	5.00%, 01/01/26 (c)	313,868
200,000	5.00%, 01/01/26 (c)	218,072
850,000	5.00%, 01/01/26 (c)	950,249
400,000	5.00%, 01/01/26 (c)	437,776
545,000	6.00%, 01/01/21 (c)	597,467
810,000	6.25%, 01/01/21 (c)	892,733
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,275,000	5.00%, 01/01/23 (c)	1,369,822
1,230,000	5.00%, 01/01/23 (c)	1,331,487
565,000	5.00%, 07/01/25 (c)	614,822
805,000	5.00%, 07/01/25 (c)	878,561
100,000	5.00%, 07/01/25 (c)	111,411
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
360,000	5.00%, 01/01/23 (c)	384,782
400,000	5.00%, 01/01/23 (c)	430,772
25,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	28,302
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,237,308
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
200,000	4.50%, 07/01/20	208,380
7,630,000	4.75%, 07/01/24	8,249,022
650,000	5.00%, 07/01/24 (c)	703,826
750,000	5.00%, 07/15/28	839,167
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,149,200
600,000	5.00%, 07/15/25 (c)	651,636
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,052,240
4,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	5,155,976
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	744,009
610,000	5.50%, 08/15/25 (c)	627,165
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	877,752
360,000	Grand Parkway Transportation Corp., Series A (RB) 5.50%, 10/01/23 (c)	402,196
	Gregg County Health Facilities Development Corp., Good Shepherd Health System, Series C (RB)
2,760,000	5.00%, 07/01/22 (c)	2,897,752
1,210,000	5.00%, 07/01/22 (c)	1,273,101
2,665,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,754,517
295,000	Harris County Industrial Development Corp., Deer Park Refining Project (RB) 5.00%, 12/01/19 (c)	307,986
430,000	Harris County, Texas Cultural Education Facilities Finance Corp., Brazos Presbyterian Home, Inc. Project (RB) 5.00%, 01/01/25 (c)	459,498
880,000	Harris County, Texas Cultural Education Facilities Corp., Brazos Presbyterian Homes, Inc. Project, Series A (RB) 5.13%, 01/01/23 (c)	914,250
100,000	Harris County-Houston Sports Authority, Series A-3 (RB) 0.00%, 11/15/24 (c) ^	52,631
275,000	Harris County-Houston Sports Authority, Series H (RB) 0.00%, 11/15/29 ^	178,822
595,000	Harrison County Health Facilities Development Corp. (RB) 5.25%, 07/01/20 (c)	617,116
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	698,422
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
450,000	5.00%, 11/01/22 (c)	486,180
280,000	5.00%, 11/01/22	311,254
895,000	5.25%, 11/01/20 (c)	949,640
105,000	Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	112,710
1,000,000	Mission Economic Development Corp., Senior Lien, Series B (RB) 5.75%, 10/01/18 (c)	1,033,250
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	237,268
1,500,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Series A (RB) 5.00%, 04/01/24 (c)	1,590,870
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
1,375,000	4.00%, 08/15/21 (c)	1,366,571
250,000	4.25%, 08/15/21 (c)	250,633
500,000	5.00%, 08/15/21 (c)	502,785
1,000,000	5.13%, 08/15/21 (c)	1,008,780
	New Hope Cultural Education Facilities Finance Corp., Legacy Prepatory Charter Academy, Series A (RB)
250,000	5.25%, 02/15/23 (c)	255,773
1,000,000	6.00%, 02/15/23 (c)	1,036,690
500,000	6.00%, 02/15/23 (c)	523,255
2,950,000	New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project (RB) 5.00%, 01/01/24 (c)	3,109,300
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,460,000	5.00%, 11/15/24 (c)	1,520,181
100,000	5.00%, 11/15/24 (c)	106,118
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
115,000	5.00%, 07/01/24	102,733
440,000	5.00%, 07/01/25 (c)	392,247
100,000	5.00%, 07/01/25 (c)	89,148
500,000	5.00%, 07/01/25 (c)	445,805
2,000,000	Newark Higher Education Finance Corp., Series A (RB) 5.13%, 08/15/22 (c)	2,027,220
	North East Texas Regional Mobility Authority (RB)
600,000	5.00%, 01/01/26 (c)	647,328
400,000	5.00%, 01/01/26 (c)	432,896
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	400,516
400,000	5.00%, 08/15/26 (c)	407,820
1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	1,163,386
	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
85,000	4.75%, 08/31/18 (c)	85,023
230,000	5.00%, 08/31/18 (c)	230,032
600,000	5.00%, 08/31/18 (c)	602,070
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	2,376,000
	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB)
1,000,000	5.00%, 05/15/24 (c)	1,043,150
125,000	5.00%, 05/15/24 (c)	130,983
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series A (RB)
100,000	5.25%, 11/15/25 (c)	87,919
3,500,000	5.50%, 11/15/25 (c)	3,041,150
850,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series B-1 (RB) 4.50%, 08/31/18 (c)	807,517
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Ventana Project, Series A (RB)
1,350,000	6.63%, 05/15/27 (c)	1,498,230
2,150,000	6.75%, 05/15/27 (c)	2,387,231
1,000,000	6.75%, 05/15/27 (c)	1,114,080
	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB)
595,000	6.38%, 02/15/27 (c)	652,566
510,000	6.38%, 02/15/27 (c)	557,858
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB)
2,975,000	4.00%, 05/15/24 (c)	2,990,886
1,395,000	8.25%, 11/15/19 (c)	1,377,590
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB)
240,000	8.00%, 08/31/18 (c)	239,993
170,000	8.25%, 11/15/19 (c)	167,962
1,150,000	Tarrant County Cultural Education Facilities Finance Corp., SQLC Senior Living Center at Corpus Christo, Inc., Series A (RB) 5.00%, 05/15/27 (c) (d) *	799,123
1,365,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,356,182
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
650,000	5.00%, 12/15/19	676,825
1,490,000	5.00%, 12/15/21	1,623,221
1,265,000	5.00%, 12/15/22 (c)	1,371,614
1,720,000	5.00%, 12/15/22 (c)	1,869,382
1,285,000	5.00%, 12/15/22 (c)	1,390,563
175,000	5.00%, 12/15/22 (c)	188,781
760,000	5.00%, 12/15/22 (c)	821,142
750,000	5.00%, 12/15/22 (c)	817,717
1,280,000	5.00%, 12/15/22 (c)	1,417,229
1,715,000	5.00%, 12/15/22	1,903,393
1,445,000	5.00%, 12/15/22 (c)	1,593,604
1,220,000	5.00%, 12/15/22 (c)	1,334,887
1,360,000	5.00%, 12/15/22 (c)	1,493,946
	Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
460,000	5.00%, 12/31/25 (c)	497,209
230,000	5.00%, 12/31/25 (c)	249,536
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	162,780
1,785,000	7.00%, 06/30/20 (c)	1,934,976
95,000	7.50%, 06/30/20 (c)	104,145
980,000	7.50%, 06/30/20 (c)	1,074,521
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
515,000	7.00%, 09/01/23 (c)	608,993
230,000	7.50%, 12/31/19 (c)	246,940
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	7,694,980
1,500,000	5.00%, 08/15/24 (c)	1,618,905
600,000	5.00%, 08/15/24 (c)	656,436
850,000	5.00%, 08/15/24 (c)	925,089
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	1,005,920
1,000,000	6.25%, 09/01/25 (c)	1,009,030
1,000,000	6.38%, 09/01/25 (c)	1,010,980
2,730,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 06/01/20 (c)	2,840,647
		128,716,008
Utah: 0.3%
	Utah Charter School Finance Authority (RB)
1,500,000	5.25%, 06/15/27 (c)	1,523,280
6,505,000	5.38%, 06/15/27 (c)	6,598,412
		8,121,692
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,164,812
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	954,617
		2,119,429
Virgin Islands: 1.0%
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
250,000	4.50%, 10/01/24 (c)	222,500
1,000,000	5.00%, 10/01/24 (c)	915,000
4,250,000	5.00%, 10/01/24 (c)	3,803,750
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
110,000	6.63%, 10/01/19 (c)	102,025
1,740,000	6.75%, 10/01/19 (c)	1,613,850
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
450,000	5.00%, 10/01/20	456,750
3,885,000	5.00%, 10/01/20 (c)	3,797,587
3,280,000	5.00%, 10/01/20 (c)	3,255,400
1,125,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB) 5.00%, 10/01/19 (c)	1,099,687
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
1,245,000	5.00%, 10/01/19 (c)	1,235,662
1,000,000	5.00%, 10/01/19	1,025,000
885,000	5.00%, 10/01/19 (c)	858,450
330,000	5.00%, 10/01/20 (c)	309,375
2,990,000	5.25%, 10/01/20 (c)	2,765,750
250,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 10/01/19 (c)	251,875
	Virgin Islands Water and Power Authority, Series A (RB)
50,000	5.00%, 08/31/18 (c)	46,625
330,000	5.00%, 08/31/18 (c)	309,375
	Virgin Islands Water and Power Authority, Series B (RB)
3,600,000	5.00%, 08/31/18 (c)	3,312,000
1,070,000	5.00%, 08/31/18 (c)	984,400
1,125,000	5.00%, 08/31/18 (c)	1,037,812
		27,402,873
Virginia: 1.6%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	652,384
1,000,000	5.00%, 01/01/23 (c)	1,034,740
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	523,510
1,000,000	Botetourt County, Virginia, Series A (RB) 6.00%, 07/01/24 (c)	1,089,530
250,000	Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	242,218
	Cherry Hill Community Development Authority (SA)
200,000	5.15%, 03/01/25 (c)	205,264
500,000	5.40%, 03/01/25 (c)	513,615
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,000,000	5.00%, 07/01/26 (c)	1,108,930
1,000,000	5.00%, 07/01/26 (c)	1,112,370
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	669,708
380,000	City of Chesapeake, Virginia Chesapeake Expressway, Series A (RB) 5.00%, 07/15/22 (c)	406,368
650,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	618,007
	Fairfax County Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,565,666
1,000,000	6.88%, 03/01/21 (c)	1,083,580
1,250,000	Halifax County Industrial Development Authority, Virginia Recovery Zone Facility, Series A (RB) 2.15%, 09/01/20 (p)	1,251,262
	Hanover County Economic Development Authority (RB)
500,000	5.00%, 07/01/24 (c)	530,995
500,000	5.00%, 07/01/24 (c)	532,915
	Hanover County Economic Development Authority, Series A (RB)
340,000	4.00%, 07/01/22	351,370
1,500,000	5.00%, 07/01/22 (c)	1,551,045
1,500,000	5.00%, 07/01/22 (c)	1,553,790
2,475,000	Henrico County Economic Development Authority, Residential Care Facilities, Series C (RB) 5.00%, 12/01/27 (c)	2,612,709
4,750,000	Newport News Economic Development Authority, Residential Care Facilities (RB) 5.00%, 12/01/25 (c)	4,975,150
670,000	Prince William County Industrial Development Authority (RB) 5.00%, 01/01/25 (c)	718,930
	Stafford County Economic Development Authority, Mary Washington Healthcare (RB)
480,000	4.00%, 06/15/26 (c)	480,946
300,000	5.00%, 06/15/26 (c)	329,841
2,000,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 08/16/18 (c)	1,999,960
18,175,000	Tobacco Settlement Financing Corp., Series C (RB) 0.00%, 08/16/18 (c) ^	2,073,040
	Virginia College Building Authority, Marymount University Project, Series A (RB)
2,000,000	5.00%, 07/01/25 (c)	2,106,060
1,000,000	5.00%, 07/01/25 (c)	1,062,950
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	327,174
1,260,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 08/31/18 (c)	1,259,899
1,000,000	Virginia Small Business Financing Authority, Covanta Project (RB) 5.00%, 07/01/23 (c) (p)	1,016,930
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
760,000	5.50%, 07/01/22 (c)	824,038
1,550,000	6.00%, 07/01/22 (c)	1,716,237
	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
300,000	5.00%, 01/01/22 (c)	317,025
1,440,000	5.00%, 01/01/22 (c)	1,521,720
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
300,000	1.88%, 06/01/20 (p)	298,791
1,375,000	2.15%, 09/01/20 (p)	1,376,389
		41,615,056
Washington: 0.7%
1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	1,023,020
	Kalispel Tribe Indians Priority, Series A (RB)
250,000	5.00%, 01/01/28 (c)	254,500
250,000	5.25%, 01/01/28 (c)	256,335
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	964,070
500,000	5.75%, 12/01/25 (c)	501,435
500,000	6.00%, 12/01/25 (c)	501,715
250,000	6.25%, 12/01/25 (c)	252,018
	Klickitat County Public Hospital District No. 2 (RB)
1,690,000	5.00%, 12/01/27 (c)	1,637,627
880,000	5.00%, 12/01/27 (c)	892,390
300,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	310,164
1,650,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 5.00%, 07/01/25 (c)	1,781,835
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,032,940
1,000,000	5.00%, 07/01/24 (c)	1,036,310
150,000	5.00%, 07/01/24 (c)	156,668
	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB)
200,000	6.00%, 07/01/25	217,646
1,000,000	6.75%, 07/01/25 (c)	1,086,580
	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB)
250,000	5.50%, 08/21/18 (c)	250,165
1,350,000	6.50%, 07/01/25 (c)	1,467,072
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,194,677
1,500,000	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 5.00%, 01/01/25 (c)	1,596,300
500,000	Washington State Housing Finance Commission, The Heartstone Project, Series A (RB) 5.00%, 07/01/26 (c)	514,155
	Washington State Housing Finance Commission, Weslet Homes at Lea Hill Project (RB)
1,250,000	5.00%, 07/01/26 (c)	1,288,662
500,000	5.00%, 07/01/26 (c)	517,145
		18,733,429
West Virginia: 0.3%
325,000	Brooke County Commission, Series A (RB) 6.75%, 04/01/21 (c)	325,741
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c) (d) * §	2,637,500
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,005,000	6.50%, 10/01/18 (c)	2,010,935
1,505,000	6.50%, 10/01/18 (c)	1,510,027
2,070,000	6.75%, 10/01/18 (c)	2,074,823
		8,559,026
Wisconsin: 1.9%
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	575,905
15,250,000	7.00%, 12/01/27 (c)	17,525,300
100,000	Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	110,713
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	256,055
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	491,139
500,000	5.13%, 02/01/26 (c)	485,295
	Public Finance Authority, Corvian Community School Project, Series A (RB)
580,000	4.25%, 06/15/24 (c)	587,494
800,000	5.00%, 06/15/24 (c)	805,616
1,000,000	5.13%, 06/15/24 (c)	1,006,740
1,000,000	Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	1,038,050
1,000,000	Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,090,750
1,775,000	Public Finance Authority, Million Air Two LLC, Series B (RB) 7.13%, 06/01/24 (c)	1,804,873
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	534,215
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
250,000	5.00%, 06/15/26 (c)	228,615
4,000,000	5.00%, 06/15/26 (c)	3,791,440
500,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	483,455
	Public Finance Authority, Retirement Facilities (RB)
2,580,000	5.00%, 03/01/28 (c)	2,749,712
1,250,000	5.00%, 03/01/28 (c)	1,348,637
790,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	839,699
1,000,000	Public Finance Authority, Series A (RB) 5.38%, 07/15/27 (c)	1,031,140
1,455,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	1,537,411
200,000	Public Finance Authority, Triad Educational Services, Inc., Seres A (RB) 5.50%, 06/15/25 (c)	198,466
500,000	Public Finance Authority, Vista Grande Villa Project, Series A (RB) 6.50%, 07/01/25 (c)	525,765
750,000	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	797,460
	Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc., Series B (RB)
1,095,000	5.00%, 07/01/23 (c)	1,119,364
1,000,000	5.00%, 07/01/23 (c)	1,032,270
550,000	Wisconsin Health and Educational Facilities Authority, Mile Bluff Medical Center, Inc. (RB) 5.13%, 05/01/24 (c)	578,281
	Wisconsin Health and Educational Facilities Authority, Saul-Prairie Memorial Hospital, Inc., Series A (RB)
2,150,000	5.25%, 02/01/23 (c)	2,228,260
1,975,000	5.38%, 02/01/23 (c)	2,053,605
3,950,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	4,081,969
		50,937,694
Total Municipal Bonds (Cost: $2,574,357,237)		2,617,046,809

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $4,733,891)
4,733,891	Dreyfus Government Cash Management Fund - Institutional Shares	4,733,891
Total Investments: 99.1% (Cost: $2,579,091,128)		2,621,780,700
Other assets less liabilities: 0.9%		24,127,542
NET ASSETS: 100.0%		$2,645,908,242

Definitions:

ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment.
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $2,637,553 which represents 0.1% of net assets.

Summary of Investments By Sector	% of Investments	Value
Education	9.1%	$238,582,535
Health Care	22.7	594,604,751
Housing	2.4	64,084,678
Industrial Revenue	14.3	374,708,148
Leasing	4.5	119,123,277
Local	6.9	182,296,992
Power	0.3	8,402,723
Solid Waste/Resource Recovery	0.1	1,600,892
Special Tax	8.6	224,654,812
State	5.1	133,321,651
Tobacco	17.7	463,592,926
Transportation	6.4	167,831,058
Water & Sewer	1.7	44,242,366
Money Market Fund	0.2	4,733,891
	100.0%	$2,621,780,700

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$2,617,046,809	$—	$2,617,046,809
Money Market Fund	4,733,891	—	—	4,733,891
Total	$4,733,891	$2,617,046,809	$—	$2,621,780,700

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 96.4%
Alabama: 1.0%
$130,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/22 (c)	$145,804
Arizona: 3.8%
500,000	Pinal County Electric District No. 3 (RB) 5.25%, 07/01/21 (c)	548,450
California: 16.5%
215,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	222,241
190,000	California State Public Works Board, Series I-1 (RB) 6.13%, 11/01/19 (c)	201,252
200,000	City of Los Angeles CA Wastewater System Revenue, Series A (RB) 6.00%, 06/01/21	224,312
175,000	Clovis California Unified School District, Series A (GO) 0.00%, 08/01/19 ^	172,548
200,000	Contra Costa Transportation Authority, Series B (RB) 5.00%, 03/01/20 (c)	211,278
200,000	East Bay Municipal Utility District Wastewater System Revenue, Series A (RB) 5.00%, 06/01/20 (c)	212,926
	Foothill Eastern Transportation Corridor Agency, Toll Road, Senior Lien, Series A (RB)
230,000	0.00%, 01/01/20 ^	224,938
500,000	0.00%, 01/01/29 ^	372,760
305,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	385,682
175,000	University of California, Series O (RB) 5.75%, 05/15/19 (c)	181,179
		2,409,116
Colorado: 2.6%
100,000	Park Creek Metropolitan District (GO) 6.25%, 12/01/19 (c)	106,108
250,000	University of Colorado, Series A (RB) 5.00%, 06/01/21 (c)	272,265
		378,373
Florida: 2.8%
100,000	City of Orlando, Series A (RB) 5.00%, 05/01/24 (c)	115,620
285,000	Florida Municipal Power Agency, Series A (RB) 5.25%, 10/01/19 (c)	297,312
		412,932
Georgia: 6.8%
	City of Atlanta Water & Wastewater Revenue, Series A (RB)
190,000	6.00%, 11/01/19 (c)	200,496
650,000	6.25%, 11/01/19 (c)	687,908
100,000	Thomasville Hospital Authority (RB) 5.25%, 11/01/20 (c)	107,686
		996,090
Kentucky: 1.1%
150,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/22 (c)	167,217
Louisiana: 1.1%
150,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series B (RB) 6.00%, 10/01/20 (c)	163,509
Maryland: 6.0%
	State of Maryland, Second Series B (GO)
260,000	5.00%, 08/01/19 (c)	269,027
220,000	5.00%, 08/15/19 (c)	227,931
350,000	Washington Suburban Sanitary District (GO) 4.00%, 06/01/23 (c)	382,578
		879,536
Massachusetts: 1.6%
200,000	Massachusetts Health & Educational Facilities Authority, Series A (RB) 5.00%, 12/15/19 (c)	209,338
25,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	26,185
		235,523
Minnesota: 1.1%
150,000	State of Minnesota, Series A (GO) 5.00%, 12/01/19 (c)	156,806
Mississippi: 3.8%
500,000	Mississippi Development Bank, Marshall County Industrial Development Authority (RB) 5.00%, 01/01/22 (c)	551,515
New Hampshire: 0.9%
120,000	New Hampshire Business Finance Authority, Series A (RB) 6.13%, 10/01/19 (c)	126,391
New York: 7.5%
110,000	New York City Water and Sewer System (RB) 5.00%, 06/15/23 (c)	125,841
65,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	68,048
300,000	New York State Dormitory Authority, The New School (RB) 5.50%, 07/01/20 (c)	321,315
	Triborough Bridge & Tunnel Authority, Series B (RB)
200,000	5.20%, 01/01/22 (c)	222,978
325,000	5.50%, 01/01/22 (c)	357,266
		1,095,448
North Carolina: 4.8%
145,000	North Carolina State Capital Improvement, Series C (RB) 5.00%, 05/01/21 (c)	157,624
500,000	State of North Carolina, Series C (RB) 5.00%, 05/01/21 (c)	543,530
		701,154
Ohio: 7.7%
320,000	City of Columbus, Series A (GO) 5.00%, 08/15/23 (c)	365,936
120,000	County of Hancock, Ohio Hospital Facilities, Blanchard Valley Health Center, Series A (RB) 6.25%, 06/01/21 (c)	134,456
210,000	Cuyahoga Community College District, Series C (RB) 5.00%, 02/01/20 (c)	220,649
130,000	Ohio Water Development Authority Water Pollution Control, Series A (RB) 5.00%, 12/01/19 (c)	135,898
250,000	State of Ohio, Third Frontier Research and Development, Series A (GO) 4.00%, 05/01/21 (c)	265,088
		1,122,027
Oregon: 2.0%
250,000	State of Oregon Department of Transportation, Highway User Tax, Senior Lien, Series A (RB) 5.00%, 11/15/23 (c)	287,303
Pennsylvania: 8.9%
	Commonwealth of Pennsylvania, First Series (GO)
750,000	5.00%, 06/01/22 (c)	836,077
110,000	5.00%, 06/01/22 (c)	122,625
135,000	Pennsylvania Higher Educational Facilities Authority, Series A (RB) 5.00%, 09/01/19	140,073
195,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 12/01/20 (c)	209,777
		1,308,552
Puerto Rico: 1.0%
145,000	Puerto Rico Highway & Transportation Authority, Series AA (RB) (NATL) 5.50%, 07/01/19	150,188
Rhode Island: 1.1%
150,000	State of Rhode Island, Series A (GO) 5.50%, 08/01/21 (c)	166,263
Tennessee: 0.8%
100,000	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB) 5.00%, 05/01/22 (c)	111,274
Texas: 4.7%
425,000	City of Laredo, Waterworks and Sewer System (RB) 5.25%, 03/01/20 (c)	448,630
225,000	North Texas Tollway Authority, Series D (RB) 5.00%, 09/01/21 (c)	245,558
		694,188
Virginia: 5.9%
340,000	Richmond, Virginia Metropolitan Transportation Authority (RB) 5.25%, 07/15/22	364,820
100,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/22 (c)	110,692
350,000	Virginia Commonwealth Transportation Board, Capital Projects (RB) 5.25%, 05/15/21 (c)	383,260
		858,772
Wisconsin: 2.9%
295,000	State of Wisconsin, Series A (GO) 4.00%, 05/01/22 (c)	317,075
100,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/22 (c)	111,274
		428,349
Total Municipal Bonds (Cost: $14,088,359)		14,094,780

Number of Shares
MONEY MARKET FUND: 2.6% (Cost: $379,123)
379,123	Dreyfus Government Cash Management Fund - Institutional Shares	379,123
Total Investments: 99.0% (Cost: $14,467,482)		14,473,903
Other assets less liabilities: 1.0%		147,659
NET ASSETS: 100.0%		$14,621,562

Definitions:
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	10.8%	$1,566,785
Health Care	3.7	532,042
Leasing	8.9	1,288,088
Local	6.4	921,062
Power	5.8	845,762
Special Tax	3.0	433,006
State	18.6	2,694,407
Transportation	25.9	3,751,432
Water & Sewer	14.3	2,062,196
Money Market Fund	2.6	379,123
	100.0%	$14,473,903

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$14,094,780	$—	$14,094,780
Money Market Fund	379,123	—	—	379,123
Total	$379,123	$14,094,780	$—	$14,473,903

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.5%
Alabama: 0.2%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 08/31/18 (c)	$149,990
150,000	6.45%, 08/31/18 (c)	149,990
		299,980
Arizona: 1.6%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
175,000	5.00%, 02/01/20	182,760
125,000	5.00%, 02/01/21	133,616
	Arizona Industrial Development Authority, Education Revenue Bonds, Series A (RB)
250,000	4.75%, 07/01/23 (c) 144A	250,893
200,000	5.00%, 07/01/26 144A	214,428
125,000	Citi of Phoenix Civic Improvement Corp. Junior, Lien Airport, Series A (RB) 5.00%, 07/01/20 (c)	132,806
250,000	Glendale Industrial Development Authority (RB) 4.00%, 11/15/24 (c)	246,365
	Industrial Development Authority of the City of Phoenix, Series A (RB)
250,000	3.00%, 07/01/20 144A	247,930
500,000	4.00%, 07/01/25 144A	506,625
250,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	261,950
	Pima County Industrial Development Authority, Education Facility Revenue Bonds (RB)
250,000	4.13%, 06/15/22 (c) 144A	248,798
70,000	4.38%, 07/01/26	68,062
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	71,287
50,000	5.25%, 12/01/23	56,554
65,000	5.25%, 12/01/24	74,502
10,000	5.25%, 12/01/28	11,714
		2,708,290
California: 9.8%
375,000	Bay Area Toll Authority, Toll Bridge Revenue, Series S-4 (RB) 5.00%, 04/01/23 (c)	430,252
430,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 08/31/18 (c)	424,818
	California Health Facilities Financing Authority, Catholic Healthcare West, Series E (RB)
240,000	5.50%, 08/31/18 (c)	240,874
320,000	5.63%, 07/01/19 (c)	331,158
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
50,000	5.00%, 02/01/27 (c)	58,062
50,000	5.00%, 02/01/27	58,267
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25 144A	505,565
	California Municipal Finance Authority, LINXS APM Project, Series A (RB)
1,000,000	5.00%, 06/30/27	1,158,740
1,000,000	5.00%, 06/30/28	1,167,550
330,000	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB) 5.00%, 07/01/27 144A	359,796
300,000	California State Public Works Board Lease Revenue Bonds, Series A (RB) 5.00%, 09/01/21	330,060
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
250,000	3.00%, 05/01/28 (c)	246,093
200,000	5.00%, 09/01/20	214,284
	California Statewide Communities Development Authority, Baptist University, Series A (RB)
250,000	3.00%, 11/01/22 144A	250,675
500,000	3.50%, 11/01/27 144A	500,625
180,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 08/31/18 (c)	177,624
160,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/20	168,840
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c) 144A	390,491
35,000	City of Modesto, Community Center refinancing, Series A (CP) (AMBAC) 5.00%, 11/01/23	36,450
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	423,019
160,000	Foothill Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	164,307
600,000	Foothill Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	671,178
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
500,000	5.00%, 06/01/23	568,235
500,000	5.00%, 06/01/25	570,940
125,000	5.00%, 06/01/26	143,738
205,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	216,070
25,000,000	Inland Empire Tobacco Securitization Authority, Series E (RB) 0.00%, 08/16/18 (c) ^ 144A	1,214,750
500,000	Irvine Unified School District, Special Tax, Community Facilities No. 09-1, Series A (ST) 5.00%, 09/01/26	581,005
250,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	283,087
41,000	Lincoln Public Financing Authority, Subordinated Series B (SA) 5.38%, 09/02/21	43,063
325,000	Los Angeles Municipal Improvement Corp., Series A (RB) 5.00%, 11/01/20	350,636
750,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	837,855
	Palomar Health (RB)
250,000	5.00%, 11/01/25	281,645
90,000	5.00%, 11/01/26 (c)	100,826
250,000	Port of Oakland, Series D (RB) 5.00%, 11/01/23	284,635
230,000	Port of Oakland, Series O (RB) 5.00%, 05/01/20	242,965
500,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	568,585
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	126,121
250,000	Sacramento County, Airport System, Series C (RB) 5.00%, 07/01/27	293,330
115,000	Sacramento County, Airport System, Series E (RB) 5.00%, 07/01/28	138,758
195,000	San Francisco California City and County Airport Commission International Airport, Series C (RB) 5.00%, 05/01/21 (c)	210,610
85,000	San Francisco Community College District (GO) 5.00%, 06/15/22	95,290
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	109,934
75,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	77,295
895,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	875,945
		16,524,046
Colorado: 2.1%
500,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project (RB) 3.75%, 07/01/26 144A	488,420
5,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB) 5.25%, 07/01/19 (c)	5,125
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 08/31/18 (c)	250,150
85,000	Colorado Health Facilities Authority, Hospital Revenue Bonds (RB) 5.00%, 05/15/26 (c)	97,933
150,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	173,304
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	132,392
500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	528,850
1,500,000	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	1,466,235
140,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	174,243
200,000	Southlands Metropolitan District No. 1 (GO) 3.50%, 12/01/27	198,890
		3,515,542
Connecticut: 2.2%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	445,735
500,000	City of New Haven, Series B (GO) 5.00%, 08/01/27	566,120
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22 144A	260,217
250,000	5.50%, 02/01/23 144A	263,087
	State of Connecticut, Series B (GO)
200,000	5.00%, 04/15/22 (c)	216,392
250,000	5.00%, 04/15/28	286,370
	State of Connecticut, Series D (GO)
250,000	5.00%, 10/01/20 (c)	264,925
100,000	5.00%, 11/01/21 (c)	106,875
	University of Connecticut, Series A (RB)
815,000	5.00%, 02/15/21 (c)	871,194
380,000	5.00%, 03/15/25	427,736
		3,708,651
District of Columbia: 0.2%
250,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	253,935
Florida: 2.2%
500,000	Capital Trust Agency Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 4.38%, 06/15/27 144A	488,300
500,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 06/01/20	529,230
500,000	Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series A (RB) 5.00%, 06/15/25 144A	516,395
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27 144A	244,328
200,000	Miami-Dade County, School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	208,436
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	281,385
250,000	5.00%, 10/01/24	284,722
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	259,635
120,000	School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	135,577
250,000	School District of St. Lucie County, Florida Sales Tax (RB) (AGM) 5.00%, 10/01/25	288,977
500,000	Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28 144A	507,430
		3,744,415
Georgia: 2.2%
250,000	Atlanta Development Authority, Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB) 6.00%, 01/01/23	248,838
500,000	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB) 6.50%, 01/01/28 (c)	483,840
1,000,000	Burke County Development Authority, Pollution Control, Series E (RB) 3.25%, 02/03/25 (p)	999,420
260,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 5.25%, 09/01/20	270,249
160,000	Georgia Local Government, Grantor Trust Certificates of Participation, Series A (CP) (NATL) 4.75%, 06/01/28	168,205
325,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 6.13%, 01/01/25 144A	308,909
135,000	Main Street Natural Gas, Inc. Gas Project, Series A (RB) 5.50%, 09/15/25	157,806
130,000	Main Street Natural Gas, Inc. Gas Project, Series A-1 (RB) 5.50%, 09/15/23	148,226
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27 144A	277,100
560,000	Municipal Electric Authority of Georgia, Series B (RB) 5.00%, 01/01/20	584,578
		3,647,171
Guam: 1.4%
750,000	A.B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	782,512
250,000	Government of Guam, Business Privilege Tax Refunding Bonds, Series D (RB) 5.00%, 11/15/25 (c)	279,045
1,000,000	Government of Guam, Series A (RB) 5.00%, 12/01/24	1,123,690
185,000	Guam Government Limited Obligation, Series A (GO) 6.00%, 11/15/19	189,407
		2,374,654
Hawaii: 0.1%
115,000	Kuakini, Hawaii Health System, Series A (RB) 6.30%, 08/31/18 (c)	115,314
Illinois: 20.0%
250,000	Chicago Board of Education (GO) 0.00%, 12/01/22 ^	217,145
	Chicago Board of Education, Series A (GO) (AGM)
500,000	4.00%, 12/01/22	504,135
250,000	5.00%, 12/01/28 (c)	263,605
200,000	5.00%, 12/01/28 (c)	225,440
275,000	5.50%, 12/01/19	284,072
200,000	7.00%, 12/01/25 (c)	236,806
	Chicago Board of Education, Series C (GO) (AGM)
250,000	5.00%, 12/01/18 (c)	252,565
350,000	5.00%, 12/01/18 (c)	350,605
500,000	5.00%, 12/01/18 (c)	502,335
500,000	5.00%, 12/01/27	529,005
275,000	5.25%, 12/01/18 (c)	276,180
395,000	Chicago Board of Education, Series F (GO) 5.00%, 12/01/20	407,774
300,000	Chicago O’Hare International Airport, Senior Lien, Series B (RB) 4.00%, 01/01/22 (c)	308,187
105,000	Chicago School Reform Board of Trustees, Series A (GO) 0.00%, 12/01/24 ^	82,684
	Chicago School Reform Board of Trustees, Series B-1 (GO)
320,000	0.00%, 12/01/23 ^	265,408
195,000	0.00%, 12/01/24 ^	153,557
130,000	0.00%, 12/01/26 ^	91,503
150,000	0.00%, 12/01/26 ^	105,581
255,000	0.00%, 12/01/28 ^	161,512
95,000	City of Chicago, General Obligation Bonds, Refunding Series C (GO) 5.00%, 01/01/22	99,889
105,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	108,253
100,000	City of Chicago, Motor Fuel Tax Revenue (RB) (AGM) 5.00%, 01/01/24 (c)	107,592
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
280,000	5.00%, 01/01/25	299,944
350,000	5.25%, 01/01/25 (c)	375,137
	City of Chicago, Series A (GO) (AMBAC)
145,000	5.00%, 08/31/18 (c)	145,471
500,000	5.00%, 01/01/20	514,430
200,000	5.00%, 01/01/20 (c)	203,404
270,000	5.25%, 01/01/24 (c)	287,491
150,000	City of Chicago, Series B (GO) 5.00%, 01/01/20	154,224
	City of Chicago, Series C (GO)
660,000	5.00%, 01/01/23	699,871
400,000	5.00%, 01/01/24	427,312
200,000	5.00%, 01/01/25	214,246
270,000	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB) 5.00%, 11/01/24 (c)	297,308
240,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	254,378
500,000	Cook County, Series A (GO) 5.25%, 11/15/21 (c)	546,075
1,250,000	Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	1,279,625
60,000	Illinois Finance Authority, Institute of Technology, Series A (RB) 5.00%, 08/31/18 (c)	60,057
100,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 5.00%, 02/15/27 (c)	116,848
500,000	Illinois Finance Authority, Roosevelt University Project (RB) 5.75%, 10/01/19 (c)	513,790
50,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	52,783
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	251,002
	Illinois Railsplitter Tobacco Settlement Authority (RB)
70,000	5.13%, 06/01/19	71,873
160,000	5.25%, 06/01/20	169,208
75,000	5.25%, 06/01/21	81,328
70,000	5.38%, 06/01/21	76,145
120,000	Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	87,058
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
125,000	0.00%, 06/15/20 ^	118,384
195,000	0.00%, 12/15/22 ^	168,217
130,000	0.00%, 12/15/24 ^	102,863
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
115,000	0.00%, 06/15/28 ^	76,895
60,000	5.00%, 06/15/22 (c)	64,261
970,000	5.00%, 06/15/22 (c)	1,020,033
35,000	5.00%, 12/15/22	37,608
500,000	5.00%, 12/15/27 (c)	556,915
100,000	Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	113,145
	State of Illinois (GO)
275,000	4.00%, 03/01/22 (c)	274,637
80,000	4.00%, 08/01/22 (c)	80,176
300,000	4.13%, 03/01/22 (c)	299,874
500,000	5.00%, 06/01/19	511,070
325,000	5.00%, 01/01/20	334,197
540,000	5.00%, 01/01/20 (c)	552,717
300,000	5.00%, 01/01/21	313,008
135,000	5.00%, 01/01/21	140,854
70,000	5.00%, 07/01/21	73,497
200,000	5.00%, 02/01/22	210,872
600,000	5.00%, 05/01/22	634,344
920,000	5.00%, 08/01/22 (c)	970,011
750,000	5.00%, 08/01/22	794,782
700,000	5.00%, 08/01/23	747,754
150,000	5.00%, 02/01/24 (c)	160,235
500,000	5.00%, 02/01/24	535,405
100,000	5.00%, 02/01/24	107,081
200,000	5.00%, 01/01/26	215,508
500,000	5.00%, 02/01/26	538,825
100,000	5.00%, 06/01/26	107,916
445,000	5.00%, 06/01/26 (c)	477,423
275,000	5.25%, 07/01/23 (c)	291,321
60,000	5.50%, 07/01/23 (c)	64,670
270,000	5.50%, 07/01/23 (c)	293,922
500,000	5.50%, 07/01/23 (c)	541,720
280,000	State of Illinois, Sales Tax, Series C (RB) 4.00%, 06/15/26 (c)	293,874
	State of Illinois, Series A (GO)
220,000	4.00%, 09/01/18 (c)	218,339
70,000	4.00%, 09/01/18 (c)	70,056
305,000	4.00%, 01/01/21	311,188
170,000	4.00%, 01/01/22 (c)	171,671
100,000	4.00%, 01/01/22 (c)	98,407
100,000	4.00%, 01/01/22 (c)	99,934
50,000	4.00%, 01/01/22 (c)	50,652
105,000	4.00%, 01/01/22	106,843
660,000	4.00%, 05/01/24	669,115
210,000	4.75%, 09/01/18 (c)	210,172
100,000	5.00%, 04/01/21	104,661
185,000	5.00%, 06/01/21	194,037
445,000	5.00%, 01/01/22 (c)	462,800
500,000	6.00%, 05/01/25	568,400
1,315,000	State of Illinois, Series B (GO) 5.00%, 12/01/25	1,419,437
1,420,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	1,520,834
	State of Illinois, Series D (GO)
750,000	3.25%, 11/01/26	702,555
500,000	5.00%, 11/01/24	537,375
500,000	5.00%, 11/01/26	540,270
500,000	5.00%, 11/01/27 (c)	537,900
650,000	5.00%, 11/01/27	704,496
100,000	Will County Community High School District No. 210, Series B (GO) 0.00%, 01/01/28 ^	61,903
		33,897,900
Indiana: 0.6%
500,000	City of Carmel, The Barrington of Carmel Project (RB) 7.00%, 11/15/22 (c)	513,655
215,000	Indiana Finance Authority, I-69 Section 5 Project (RB) 6.00%, 12/01/19	221,803
325,000	Indiana Finance Authority, Wastewater Utility, First Lien, Series A (RB) 5.00%, 10/01/19	337,837
		1,073,295
Iowa: 1.6%
500,000	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB) 5.25%, 12/01/23 (c)	534,660
1,500,000	Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/22 (c) (p)	1,595,685
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
380,000	2.50%, 10/01/20	371,750
130,000	4.00%, 10/01/25	127,927
		2,630,022
Kansas: 1.0%
125,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	127,224
500,000	City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	541,820
1,000,000	Kansas Development Finance Authority, Village Shalom Project, Series B (RB) 4.00%, 11/15/25	1,009,400
80,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 08/31/18 (c)	80,128
		1,758,572
Kentucky: 0.5%
140,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	161,391
325,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	369,619
100,000	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	109,783
10,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 5.25%, 06/01/20 (c)	10,628
200,000	Kentucky State Property and Building Commission, Series A (RB) 5.00%, 08/01/20	211,730
		863,151
Louisiana: 1.6%
	City of New Orleans, Louisiana Sewerage Service (RB)
625,000	5.00%, 06/01/19	642,131
320,000	5.00%, 06/01/20	338,054
20,000	5.00%, 06/01/22	22,015
600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series A (RB) 5.50%, 11/15/25	652,368
329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) * 144A §	3
521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) * §	5
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	749,717
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	242,165
80,000	5.00%, 05/15/21	86,064
		2,732,522
Maine: 0.1%
	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB)
90,000	5.00%, 07/01/19	91,087
155,000	5.00%, 07/01/20	158,542
		249,629
Maryland: 1.9%
250,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	257,547
200,000	City of Baltimore, Maryland Special Obligation, Research Park Project, Series A (RB) 4.00%, 09/01/27	207,142
350,000	County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27 144A	387,086
200,000	Howard County, Series A (TA) 4.00%, 02/15/26 (c) 144A	205,236
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	724,392
245,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	249,246
425,000	Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	489,455
190,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	214,510
500,000	Mayor and Council of Rockville, Ingleside at King Farm Project, Series C-1 (RB) 3.50%, 05/01/20 (c)	499,625
		3,234,239
Massachusetts: 2.0%
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	144,403
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
250,000	4.00%, 10/01/22 (c) 144A	257,147
500,000	4.00%, 10/01/22 (c) 144A	517,960
310,000	Massachusetts Development Finance Agency, Series I (RB) 5.00%, 07/01/26 (c)	354,321
	Massachusetts Development Finance Agency, Series J-2 (RB) (SBG)
500,000	5.00%, 07/01/28 (c)	573,640
500,000	5.00%, 07/01/28 (c)	576,845
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	113,617
275,000	Massachusetts Educational Financing Authority, Education Loan (RB) 5.00%, 01/01/25 (c)	305,849
500,000	Massachusetts State Development Finance Agency, Linden Ponds, Inc., Series A (RB) 4.68%, 11/15/21 144A	502,915
		3,346,697
Michigan: 0.9%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	53,869
250,000	Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	253,272
600,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 08/31/18 (c)	592,572
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
610,000	5.13%, 08/16/18 (c)	609,994
70,000	5.25%, 08/16/18 (c)	70,003
		1,579,710
Minnesota: 0.4%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	103,046
180,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	177,167
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22 144A	264,000
120,000	Saint Paul, Housing and Redevelopment Authority, Hmong College Prep Academy Project, Series A (RB) 5.00%, 09/01/26	126,853
		671,066
Mississippi: 0.0%
20,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 08/27/18 (c)	20,045
Missouri: 0.6%
500,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25 144A	496,415
250,000	City of St. Ann, Northwest Plaza Redevelopment, Series A (TA) 4.00%, 11/01/26 144A	247,443
250,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	254,697
		998,555
Montana: 0.3%
500,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	487,760
Nevada: 1.0%
500,000	City of Reno, Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 08/31/18 (c)	499,950
100,000	Clark County School District, Series C (GO) 5.00%, 12/15/25 (c)	114,268
500,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27 144A	533,325
535,000	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c) 144A	546,080
		1,693,623
New Hampshire: 0.2%
290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c) 144A	294,985
New Jersey: 11.7%
75,000	Atlantic City, New Jersey Tax Appeal, Series 2013 (GO) 5.00%, 12/01/20	73,928
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	216,965
750,000	Gloucester County Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	809,812
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
80,000	4.00%, 06/15/19	81,398
345,000	4.25%, 06/15/22 (c)	355,412
500,000	5.00%, 06/15/20	525,210
165,000	5.00%, 06/15/22	179,230
150,000	5.00%, 06/15/22 (c)	162,189
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
125,000	4.88%, 09/15/19	127,298
225,000	5.13%, 08/20/22 (c)	243,902
300,000	5.75%, 09/15/22 (c)	331,368
400,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	408,692
210,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	218,226
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
500,000	4.00%, 11/01/25	524,020
115,000	5.00%, 11/01/25	128,843
340,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB) 5.00%, 06/15/24 (c)	372,310
115,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	132,639
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	530,280
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
520,000	5.25%, 03/01/21 (c)	548,168
240,000	5.25%, 03/01/21 (c)	253,858
220,000	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	233,904
145,000	New Jersey Economic Development Authority, School Facilities Construction, Series N-1 (RB) 5.50%, 09/01/23	163,270
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
250,000	5.00%, 03/01/21	266,230
640,000	5.00%, 03/01/23 (c)	683,360
490,000	5.00%, 03/01/23 (c)	525,995
320,000	5.00%, 03/01/23 (c)	342,662
200,000	5.00%, 03/01/23 (c)	216,462
300,000	5.00%, 03/01/23 (c)	326,430
435,000	5.00%, 03/01/23 (c)	464,280
500,000	5.00%, 03/01/23 (c)	538,490
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
440,000	4.25%, 06/15/25 (c)	461,899
375,000	5.00%, 06/15/21	401,546
345,000	5.00%, 06/15/25 (c)	382,788
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
145,000	5.00%, 06/15/24 (c)	158,779
175,000	5.00%, 06/15/24 (c)	192,812
315,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	349,452
400,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	416,472
200,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.00%, 06/15/21 (c)	211,138
110,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 5.00%, 06/15/26 (c)	122,782
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
235,000	4.00%, 06/15/22 (c)	240,064
200,000	5.00%, 06/15/22	216,940
510,000	5.00%, 06/15/22 (c)	541,232
205,000	5.00%, 06/15/22 (c)	219,711
285,000	5.00%, 06/15/23 (c)	307,817
275,000	5.00%, 06/15/25 (c)	305,121
100,000	5.25%, 06/15/25 (c)	111,894
100,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.25%, 06/15/21 (c)	106,337
	New Jersey Transportation Trust Fund Authority, Series C (RB)
110,000	0.00%, 12/15/27 ^	77,235
395,000	0.00%, 12/15/28 ^	263,299
265,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	292,616
695,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	746,659
350,000	State of New Jersey, Series Q (GO) 5.00%, 08/15/20	371,350
	State of New Jersey, Series T (GO)
300,000	5.00%, 06/01/21	323,778
250,000	5.00%, 06/01/22	274,992
	State of New Jersey, Various Purpose (GO)
80,000	3.00%, 06/01/26	79,226
250,000	5.00%, 06/01/20	263,825
100,000	5.00%, 06/01/27	115,578
500,000	State of New Jersey, Various Purposes (GO) 4.00%, 06/01/23 (c)	523,920
	Tobacco Settlement Financing Corp., Series A (RB)
500,000	5.00%, 06/01/23	558,700
500,000	5.00%, 06/01/28 (c)	573,560
605,000	5.00%, 06/01/28 (c)	699,519
		19,895,872
New Mexico: 0.1%
250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	244,303
New York: 4.7%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
400,000	5.00%, 07/15/23	447,100
250,000	5.00%, 07/15/24	282,742
100,000	5.00%, 07/15/26	114,742
100,000	5.00%, 01/15/27 (c)	113,475
100,000	5.00%, 01/15/27 (c)	114,672
400,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 3.75%, 01/01/20 144A	406,304
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 08/31/18 (c)	25,073
100,000	5.00%, 08/31/18 (c)	100,323
65,000	5.00%, 08/31/18 (c)	65,224
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	115,304
	New York State Dormitory Authority, Medical Center Obligated Group (RB)
300,000	5.00%, 12/01/26 144A	343,449
300,000	5.00%, 06/01/27 (c) 144A	341,490
50,000	New York State Dormitory Authority, Montefiore Medical Center (RB) (FHA) 5.00%, 08/31/18 (c)	50,109
250,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/24	283,565
750,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p) 144A	752,100
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
125,000	5.00%, 08/01/19	128,434
850,000	5.00%, 08/01/20	893,528
35,000	5.00%, 08/01/21	37,522
135,000	5.00%, 08/01/21 (c)	142,406
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
35,000	5.00%, 01/01/21	37,257
50,000	5.00%, 01/01/22	54,202
190,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	197,705
25,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/21 (c)	26,914
185,000	Suffolk County, Series A (GO) 5.00%, 05/15/20	195,691
1,000,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 08/31/18 (c)	995,020
665,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	662,653
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
70,000	5.00%, 06/01/27 (c)	79,278
70,000	5.00%, 06/01/27	81,377
750,000	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	728,677
80,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	82,990
		7,899,326
North Carolina: 0.6%
150,000	North Carolina Medical Care Commission, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	159,386
420,000	North Carolina Medical Care Commission, Retirement Facilities (RB) 5.13%, 07/01/23	447,031
350,000	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien (RB) 5.00%, 01/01/25	397,551
		1,003,968
Ohio: 6.1%
250,000	Allen County, Ohio Hospital Facilities Revenue Bonds, Series B (RB) 5.00%, 09/01/20 (c)	266,632
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
3,630,000	5.13%, 08/16/18 (c)	3,625,462
910,000	5.38%, 08/16/18 (c)	910,018
1,000,000	5.88%, 08/16/18 (c)	1,005,000
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	96,242
1,450,000	Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation Project (RB) 5.00%, 12/01/28	1,573,728
425,000	County of Licking, Ohio Health Care Facilities, Series A (RB) 5.10%, 07/01/25	435,676
	Cuyahoga County, Ohio Hospital, Metrohealth System (RB)
250,000	5.00%, 02/15/25	275,417
50,000	5.00%, 02/15/26	55,279
500,000	5.00%, 02/15/27 (c)	553,370
250,000	5.00%, 02/15/27	277,072
	Muskingum County, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	51,762
135,000	5.00%, 02/15/20	139,660
500,000	Ohio Air Quality Development Authority (RB) 3.75%, 01/15/28 144A	507,560
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	10,332
470,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	481,764
		10,264,974
Oklahoma: 0.4%
500,000	Oklahoma Development Finance Authority, Inverness Village Community (RB) 5.75%, 01/01/22 (c)	341,310
250,000	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) 5.00%, 08/15/27	284,645
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 08/21/18 (c) (d) *	125,000
		750,955
Oregon: 0.6%
500,000	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series B-1 (RB) 3.20%, 05/15/20 (c)	501,625
500,000	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series B-2 (RB) 2.80%, 11/15/19 (c)	500,740
		1,002,365
Pennsylvania: 5.3%
225,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 11/01/19 (c)	230,119
	Allentown Neighborhood Improvement Zone Development Authority (RB)
250,000	5.00%, 05/01/23 144A	268,977
250,000	5.00%, 05/01/28 144A	280,072
	Allentown Neighborhood Improvement Zone, Authority Tax (RB)
250,000	5.00%, 05/01/22 144A	268,595
250,000	5.00%, 05/01/27 144A	279,032
80,000	City of Philadelphia, Pennsylvania Gas Works, Series 13 (RB) 5.00%, 08/01/25	91,880
500,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	555,325
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
250,000	4.00%, 10/15/22 144A	251,397
850,000	5.00%, 10/15/27 144A	899,410
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	147,550
240,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	240,094
130,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	127,902
135,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	138,688
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
160,000	5.00%, 12/31/19	166,086
80,000	5.00%, 12/31/20	84,868
250,000	5.00%, 12/31/21	269,815
125,000	5.00%, 12/31/23	138,723
650,000	5.00%, 12/31/24	728,136
550,000	5.00%, 06/30/26 (c)	620,746
130,000	5.00%, 06/30/26	147,013
500,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	503,610
150,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 5.88%, 06/15/22	157,746
100,000	Philadelphia Gas Works, Fourteenth Series (RB) 5.00%, 10/01/26	115,716
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB)
440,000	5.00%, 07/01/26	492,364
1,250,000	5.00%, 07/01/27 (c)	1,390,450
250,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	246,535
125,000	Redevelopment Authority of City Scranton, Pennsylvania, Series A (RB) 5.00%, 11/15/21	128,845
		8,969,694
Puerto Rico: 0.1%
200,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, Ana G. Mendez University System Project (RB) 5.00%, 08/31/18 (c)	193,000
Rhode Island: 0.4%
155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	181,074
500,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/20	527,465
		708,539
South Carolina: 0.7%
100,000	Charleston Educational Excellence Finance Corp. (RB) 5.00%, 12/01/23 (c)	113,846
335,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	347,700
500,000	South Carolina Jobs-Economic Development Authority, Woodlands at Fuman (RB) 4.00%, 11/15/24 (c)	503,895
220,000	South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	241,595
		1,207,036
Tennessee: 0.3%
	Clarksville Natural Gas Acquisition Corp. (RB)
200,000	5.00%, 12/15/19	208,254
25,000	5.00%, 12/15/21	27,244
85,000	Johnson City Health and Educational Facilities Board, Series A (RB) 5.38%, 07/01/20 (c)	90,907
225,000	Memphis-Shelby County Industrial Development Board, Series A (TA) 4.75%, 07/01/27	238,235
		564,640
Texas: 6.2%
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	135,848
35,000	City of Dallas, Fort Worth International Airport, Series E (RB) 4.00%, 11/01/19	35,998
120,000	City of Dallas, Fort Worth International Airport, Series F (RB) 5.00%, 11/01/20 (c)	127,814
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
550,000	4.50%, 07/01/20	573,045
1,000,000	4.75%, 07/01/24	1,081,130
1,250,000	5.00%, 07/15/28	1,398,612
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	526,120
400,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	420,896
100,000	Clifton Higher Education Finance Corp., International Leadership of Texas, Series A (RB) 4.63%, 08/15/25	101,893
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	346,253
300,000	Harris County, Houston Sports Authority, Senior Lien, Series A (RB) 5.00%, 11/15/20	320,073
1,370,000	Harrison County Health Facilities Development Corp. (RB) 5.25%, 07/01/20 (c)	1,420,923
100,000	La Vernia Higher Education Finance Corp., Series A (RB) 4.20%, 08/15/25 144A	100,958
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
250,000	3.38%, 08/15/21 144A	248,180
100,000	4.00%, 08/15/21 (c) 144A	99,387
250,000	New Hope Cultural Education Facilities Finance Corp., Legacy Prepatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c) 144A	255,772
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	89,332
100,000	5.00%, 07/01/24	89,333
90,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	94,731
	SA Energy Acquisition Public Facility Corp. (RB)
75,000	5.50%, 08/01/21	82,232
85,000	5.50%, 08/01/22	94,952
55,000	5.50%, 08/01/24	63,342
125,000	5.50%, 08/01/25	145,449
110,000	5.50%, 08/01/27	130,495
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	486,999
230,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series B-1 (RB) 4.50%, 08/31/18 (c)	218,505
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	201,068
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	542,180
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
20,000	5.25%, 12/15/19	20,887
240,000	5.25%, 12/15/21	263,395
155,000	5.25%, 12/15/22	172,943
15,000	5.25%, 12/15/23	16,996
60,000	5.25%, 12/15/24	68,632
100,000	5.25%, 12/15/25	115,632
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
115,000	5.00%, 12/15/21	125,282
70,000	5.00%, 12/15/22 (c)	77,199
105,000	5.00%, 12/15/22	116,534
	Travis County Health Facilities Development Corp. First Mortgage, Series A (RB)
65,000	6.00%, 01/01/21 (c)	68,060
30,000	6.00%, 01/01/21 (c)	32,925
		10,510,005
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	159,534
Virgin Islands: 1.8%
45,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.75%, 10/01/19	45,900
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
250,000	5.00%, 10/01/19 (c)	249,375
800,000	5.00%, 10/01/20	812,000
500,000	5.00%, 10/01/20 (c)	496,250
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
30,000	5.00%, 10/01/19 (c)	29,775
400,000	5.00%, 10/01/19	410,000
750,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 10/01/19 (c)	755,625
	Virgin Islands Water and Power Authority, Series A (RB)
75,000	5.00%, 08/31/18 (c)	69,938
150,000	5.00%, 08/31/18 (c)	140,625
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 08/31/18 (c)	50,738
		3,060,226
Virginia: 1.0%
270,000	Botetourt County Industrial Development Authority, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	278,543
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	25,758
	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB)
100,000	3.13%, 12/01/25 (c)	95,078
125,000	5.00%, 12/01/24	136,746
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
680,000	1.88%, 06/01/20 (p)	677,260
500,000	2.15%, 09/01/20 (p)	500,505
		1,713,890
Washington: 1.7%
105,000	Clark County Public Utility District No. 1, Electric System Revenue (RB) 5.00%, 01/01/26 (c)	121,584
155,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	154,989
475,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25 144A	516,909
750,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 5.50%, 08/21/18 (c) 144A	750,495
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
250,000	3.75%, 07/01/26 144A	247,630
500,000	4.00%, 01/01/25 (c) 144A	516,850
500,000	Washington State Housing Finance Commission, The Heartstone Project, Series A (RB) 3.13%, 07/01/19 (c) 144A	500,415
		2,808,872
West Virginia: 0.4%
150,000	West Virginia Hospital Finance Authority, Series A (RB) 5.00%, 06/01/26	173,169
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
65,000	6.25%, 10/01/18 (c)	65,217
410,000	6.50%, 10/01/18 (c)	411,369
		649,755
Wisconsin: 1.6%
500,000	Public Finance Authority, Corvian Community School Project, Series A (RB) 4.25%, 06/15/24 (c) 144A	506,460
200,000	Public Finance Authority, North Carolina Educational Foundation Project, Series A (RB) 4.10%, 06/15/26 144A	191,284
250,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c) 144A	246,818
550,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	584,600
750,000	Public Finance Authority, Waste Management, Inc. Project, Series A-1, A-2, A-3, and A-4 (RB) 2.00%, 06/01/21 (p)	737,782
	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
250,000	3.50%, 08/01/22	250,648
250,000	5.00%, 08/01/24 (c)	265,820
		2,783,412
Total Municipal Bonds (Cost: $166,514,260)		166,814,135

Number of Shares
MONEY MARKET FUND: 1.0% (Cost: $1,709,112)
1,709,112	Dreyfus Government Cash Management Fund - Institutional Shares	1,709,112
Total Investments: 99.5% (Cost: $168,223,372)		168,523,247
Other assets less liabilities: 0.5%		908,183
NET ASSETS: 100.0%		$169,431,430

Definitions:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment.
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted.
*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $8 which represents 0.0% of net assets.

Summary of Investments By Sector	% of Investments	Value
Education	8.2%	$13,795,692
Health Care	18.6	31,355,329
Housing	0.7	1,210,216
Industrial Revenue	15.0	25,301,679
Leasing	8.6	14,526,731
Local	7.0	11,781,739
Power	1.2	1,978,377
Solid Waste/Resource Recovery	0.4	592,580
Special Tax	11.5	19,311,708
State	12.8	21,587,599
Tobacco	8.1	13,731,237
Transportation	5.3	8,954,832
Water & Sewer	1.6	2,686,416
Money Market Fund	1.0	1,709,112
	100.0%	$168,523,247

The summary of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$166,814,135	$—	$166,814,135
Money Market Fund	1,709,112	—	—	1,709,112
Total	$1,709,112	$166,814,135	$—	$168,523,247

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2018 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other–High-Yield and Short Term High-Yield maintain assets invested in Puerto Rican municipal securities that are currently experiencing significant financial difficulties. Particularly, the Funds may be affected by political, economic, regulatory and other developments within Puerto Rico and by the financial condition of Puerto Rico’s political subdivisions, agencies, instrumentalities and public authorities. As a result, certain securities issued by this municipality are currently considered below-investment-grade securities. The market for these investments may be limited, which may make them difficult to buy or sell. Municipal obligations issued by Puerto Rico are subject to heightened risks that may adversely affect the value of the Funds’ portfolios and the repayment of such bonds are subject to significant uncertainties. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Funds could be adversely affected.

The Adviser continues to monitor the events in Puerto Rico surrounding the debt crisis. Over the past two years, Puerto Rico has defaulted on principal and interest payments due to municipal bond holders for a number of municipal issues. In April 2018, a congressionally appointed oversight board certified a fiscal plan, which proposes significant structural reforms and fiscal measures to help Puerto Rico achieve long-term fiscal balance. There can be no guarantee that Puerto Rico will be able to meet its obligations under the fiscal plan or that the conditions in Puerto Rico will not deteriorate even further in the future.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: September 27, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: September 27, 2018